As filed with the Securities and Exchange Commission on October 16, 2026

1933 Act Registration No. 333-298958

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☑

(Check appropriate box or boxes)

MORGAN STANLEY ETF TRUST

(Exact Name of Registrant as Specified in Charter)

1585 Broadway

New York, New York 10036
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 869-6397

Deidre E. Walsh, Esq.

1 Post Office Square

Boston, Massachusetts 02109

(Name and Address of Agent for Service)

Copies to:

Mark F. Parise, Esq. Morgan, Lewis and Bockius LLP One State Street Hartford, CT 06103	Allison M. Fumai, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective immediately, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Title of the securities being registered:

Shares of beneficial interest, par value of $0.001 per share, of Eaton Vance Short Duration Municipal Income ETF, Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF, each a series of the Registrant.

The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

Eaton Vance Municipals Trust

Eaton Vance Municipals Trust II

Eaton Vance Investment Trust

One Post Office Square

Boston, Massachusetts 02109

NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS

To be Held on December 3, 2026

Dear Shareholders:

Notice is hereby given of a Joint Special Meeting of Shareholders of each of Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund, Eaton Vance New York Municipal Income Fund, Eaton Vance Municipal Opportunities Fund, Eaton Vance National Ultra-Short Municipal Income Fund, Eaton Vance Short Duration Municipal Opportunities Fund, Eaton Vance National Limited Maturity Municipal Income Fund, and Eaton Vance High Yield Municipal Income Fund (each, an “Acquired Fund”), to be held on December 3, 2026 at 1:00 p.m., Eastern time, and any adjournments or postponements thereof (the “Meeting”). The Meeting will be held at One Post Office Square, Boston, Massachusetts 02109. Each Acquired Fund operates as an open-end mutual fund. Each of Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund, Eaton Vance New York Municipal Income Fund, and Eaton Vance Municipal Opportunities Fund is a series of Eaton Vance Municipals Trust, a Massachusetts business trust. Each of Eaton Vance National Ultra-Short Municipal Income Fund, Eaton Vance Short Duration Municipal Opportunities Fund, and Eaton Vance National Limited Maturity Municipal Income Fund is a series of Eaton Vance Investment Trust, a Massachusetts business trust. Eaton Vance High Yield Municipal Income Fund is a series of Eaton Vance Municipals Trust II, a Massachusetts business trust. Eaton Vance Municipals Trust, Eaton Vance Investment Trust, and Eaton Vance Municipals Trust II are each referred to herein as an “Acquired Fund Trust” and are referred to collectively as the “Acquired Fund Trusts.”

The Meeting is being held to consider and vote upon the following proposals:

1.	To approve the actions and transactions described in the Agreement and Plan of Reorganization (the “Plan”) between each Acquired Fund Trust, on behalf of the applicable Acquired Fund, and Morgan Stanley ETF Trust (“Acquiring Fund Trust”), on behalf of the corresponding acquiring fund identified below (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), providing for the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund, in exchange for the assumption of the Acquired Fund’s liabilities by the corresponding Acquiring Fund and shares of such Acquiring Fund, followed by the complete liquidation of the Acquired Fund (each, a “Reorganization”) (collectively, the “Proposal”).
Acquired Fund	Corresponding Acquiring Fund
Eaton Vance National Municipal Income Fund, a series of Eaton Vance Municipals Trust	Eaton Vance National Municipal Income ETF
Eaton Vance California Municipal Opportunities Fund, a series of Eaton Vance Municipals Trust	Eaton Vance California Municipal Opportunities ETF
Eaton Vance New York Municipal Income Fund, a series of Eaton Vance Municipals Trust	Eaton Vance New York Municipal Income ETF
Eaton Vance Municipal Opportunities Fund, a series of Eaton Vance Municipals Trust	Eaton Vance Municipal Opportunities ETF
Eaton Vance National Ultra-Short Municipal Income Fund, a series of Eaton Vance Investment Trust	Eaton Vance National Ultra-Short Municipal Income ETF
Eaton Vance Short Duration Municipal Opportunities Fund, a series of Eaton Vance Investment Trust	Eaton Vance Short Duration Municipal Opportunities ETF
Eaton Vance High Yield Municipal Income Fund, a series of Eaton Vance Municipals Trust II	Eaton Vance High Yield Municipal Income ETF
Eaton Vance National Limited Maturity Municipal Income Fund, a series of Eaton Vance Investment Trust	Eaton Vance Short Duration Municipal Income ETF
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2.	To act upon such other matters as may properly come before the Meeting.

Boston Management and Research (“BMR”) serves as the investment adviser to each Acquired Fund except Eaton Vance Municipal Opportunities Fund and Eaton Vance Short Duration Municipal Opportunities Fund. Eaton Vance Management (“Eaton Vance” and, together with BMR, the “Acquired Fund Advisers”) serves as the investment adviser to Eaton Vance Municipal Opportunities Fund and Eaton Vance Short Duration Municipal Opportunities Fund. Morgan Stanley Investment Management Inc. (“MSIM” or the “Acquiring Fund Adviser”) serves as investment adviser to each Acquiring Fund. Each of Eaton Vance, BMR, and MSIM is an indirect wholly-owned subsidiary of Morgan Stanley.

Each of Eaton Vance National Municipal Income ETF, Eaton Vance California Municipal Opportunities ETF, Eaton Vance New York Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance Short Duration Municipal Opportunities ETF, and Eaton Vance High Yield Municipal Income ETF is a newly created series of the Acquiring Fund Trust and has substantially the same investment objectives and substantially the same principal investment strategies as the corresponding Acquired Fund. Eaton Vance Short Duration Municipal Income ETF is an existing series of the Acquiring Fund Trust and has substantially the same investment objective and substantially similar strategies due to the limited differences described herein, as Eaton Vance National Limited Maturity Municipal Income Fund.

Each Reorganization is more fully described in the accompanying combined Proxy Statement and Prospectus and in the form of Agreement and Plan of Reorganization attached as Appendix A thereto. If shareholders of an Acquired Fund (“Acquired Fund Shareholders”) approve the Reorganization with respect to such Acquired Fund, and certain other closing conditions are satisfied or waived, then, except as noted in the Proxy Statement and Prospectus, shareholders of the Acquired Fund will become shareholders of the corresponding Acquiring Fund, which operates or will operate as an exchange-traded fund, receiving shares of the Acquiring Fund with a value equal to the aggregate net asset value of their shares of the Acquired Fund held immediately prior to the Reorganization (and cash with respect to any fractional shares).

Shareholders of record of an Acquired Fund as of the close of business on October 7, 2026, are entitled to notice of, and to vote at, the Meeting. Please read the Proxy Statement and Prospectus carefully before telling us, through your Proxy or in person, how you wish your shares to be voted. Alternatively, if you are eligible to vote telephonically by touchtone telephone or electronically on the Internet (as discussed in the enclosed Proxy Statement and Prospectus), you may do so in lieu of attending the Meeting in person. Shareholders of each Acquired Fund will vote separately on the proposed Reorganization of their respective Acquired Fund, and a Reorganization will be effected as to a particular Acquired Fund only if that Acquired Fund’s shareholders approve the Reorganization and certain closing conditions are satisfied or waived. The consummation of each Reorganization is not contingent upon approval of any other Reorganization.

The Board of Trustees of each Acquired Fund Trust unanimously recommends that you vote in favor of (i.e., FOR) the Reorganization of your Acquired Fund.

Acquired Fund Shareholders will be able to authorize proxies to vote their shares by returning the enclosed proxy card, by touchtone telephone or by Internet by following the instructions on the proxy card accompanying this combined Proxy Statement and Prospectus. The Internet procedures are designed to authenticate a shareholder’s identity to allow Acquired Fund Shareholders to vote their shares and confirm that their instructions have been properly recorded. To vote by Internet or by touchtone telephone, Acquired Fund Shareholders can access the website or call the toll-free number listed on the proxy card. To vote by touchtone telephone or by Internet, Acquired Fund Shareholders will need the number that appears on the proxy card or Voting Information Card in the shaded box.

An executed proxy delivered to an Acquired Fund is revocable by the person giving it, prior to its exercise, by a signed writing filed with the Acquired Fund’s Secretary, by executing and delivering a later dated proxy, or by voting at the Meeting. If you hold Acquired Fund shares entitled to vote through an intermediary (such as a broker, bank, adviser

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or custodian), please consult with the intermediary regarding your ability to revoke voting instructions after they have been provided.

By Order of the Board of Trustees of each Acquired Fund Trust,

NICHOLAS S. DI LORENZO

Secretary

Dated: October 16, 2026

YOUR VOTE IS VERY IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU HOLD. If you are unable to attend the Meeting, please fill in, sign, and return the enclosed proxy card(s), which will help achieve the necessary quorum at the Meeting. The enclosed envelope requires no postage if mailed in the United States. Certain shareholders will be able to vote telephonically by touchtone telephone or electronically on the Internet by following instructions contained on their proxy card(s). You can help avoid the necessity and expense of sending follow-up letters to ensure a quorum for the Meeting by promptly returning the enclosed proxy card(s) or voting telephonically or on the Internet.

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QUESTIONS AND ANSWERS

Shareholders should read the entire combined Proxy Statement and Prospectus carefully.

The following is a brief Q&A that will help explain each Reorganization (as defined below), including the reasons for the Reorganization. Each Reorganization is subject to approval by the shareholders of the corresponding Acquired Fund.

Important additional information about the proposed Reorganizations is set forth in the accompanying Proxy Statement and Prospectus. Please read it carefully. Your vote is important.

Q. Why am I receiving a Proxy Statement and Prospectus?

A. You are receiving a combined Proxy Statement and Prospectus because you own shares of one or more of the following funds: Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund, Eaton Vance New York Municipal Income Fund, Eaton Vance Municipal Opportunities Fund, Eaton Vance National Ultra-Short Municipal Income Fund, Eaton Vance Short Duration Municipal Opportunities Fund, Eaton Vance National Limited Maturity Municipal Income Fund, and Eaton Vance High Yield Municipal Income Fund (each, an “Acquired Fund”).1 Each Acquired Fund operates as an open-end mutual fund, while each Acquiring Fund operates or will operate as an ETF.

Summary of the Proposed Reorganizations:

•	It is proposed that, subject to shareholder approval, each of Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund, Eaton Vance New York Municipal Income Fund, Eaton Vance Municipal Opportunities Fund, Eaton Vance National Ultra-Short Municipal Income Fund, Eaton Vance Short Duration Municipal Opportunities Fund, and Eaton Vance High Yield Municipal Income Fund be reorganized into a newly-created exchange-traded fund (“ETF”) organized solely in connection with the Reorganization to acquire all of the assets and assume the liabilities of its corresponding Acquired Fund and continue the business of the Acquired Fund. It is proposed that, subject to shareholder approval, Eaton Vance National Limited Maturity Municipal Income Fund be reorganized into an existing ETF. Each Reorganization, if approved by shareholders of the Acquired Fund (“Acquired Fund Shareholders”), would be accomplished in accordance with its respective Agreement and Plan of Reorganization (each, a “Plan”), as described below and a form of which is attached to the Proxy Statement and Prospectus as Appendix A.
•	The newly-created ETFs are Eaton Vance National Municipal Income ETF, Eaton Vance California Municipal Opportunities ETF, Eaton Vance New York Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance Short Duration Municipal Opportunities ETF, and Eaton Vance High Yield Municipal Income ETF, each a series of Morgan Stanley ETF Trust, a Delaware statutory trust (the “New Acquiring Funds”). The existing ETF is Eaton Vance Short Duration Municipal Income ETF, also a series of Morgan Stanley ETF Trust (the “Existing Acquiring Fund” and, together with the New Acquiring Funds, the “Acquiring Funds”). The Acquiring Funds and the Acquired Funds are referred to as the “Funds.” The Existing Acquiring Fund’s shares currently are traded on NYSE Arca, Inc. and the New Acquiring Fund’s shares will be traded on the Nasdaq Stock Market LLC (each, an “Exchange”). In effect, if a Reorganization is approved by an Acquired Fund’s shareholders, the relevant Acquired Fund will reorganize into an ETF through the Reorganization. If you own shares of more

1 Each of Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund, Eaton Vance New York Municipal Income Fund, and Eaton Vance Municipal Opportunities Fund is a series of Eaton Vance Municipals Trust, a Massachusetts business trust. Each of Eaton Vance National Ultra-Short Municipal Income Fund, Eaton Vance Short Duration Municipal Opportunities Fund, and Eaton Vance National Limited Maturity Municipal Income Fund is a series of Eaton Vance Investment Trust, a Massachusetts business trust. Eaton Vance High Yield Municipal Income Fund is a series of Eaton Vance Municipals Trust II, a Massachusetts business trust. Eaton Vance Municipals Trust, Eaton Vance Investment Trust and Eaton Vance Municipals Trust II are each referred to herein as an “Acquired Fund Trust” and are referred to collectively as the “Acquired Fund Trusts.”

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than one Acquired Fund, please consider certain references to an Acquired Fund to refer to all Acquired Funds you own and certain references to a Reorganization to refer to all applicable Reorganizations.

•	The chart below lists the name of each Acquired Fund, its corresponding Acquiring Fund, and the name of the Reorganization:

Acquired Fund	Acquiring Fund	Name of the Reorganization
Eaton Vance National Municipal Income Fund	Eaton Vance National Municipal Income ETF	National Municipal Income Reorganization
Eaton Vance California Municipal Opportunities Fund	Eaton Vance California Municipal Opportunities ETF	California Municipal Opportunities Reorganization
Eaton Vance New York Municipal Income Fund	Eaton Vance New York Municipal Income ETF	New York Municipal Income Reorganization
Eaton Vance Municipal Opportunities Fund	Eaton Vance Municipal Opportunities ETF	Municipal Opportunities Reorganization
Eaton Vance National Ultra-Short Municipal Income Fund	Eaton Vance National Ultra-Short Municipal Income ETF	National Ultra-Short Municipal Income Reorganization
Eaton Vance Short Duration Municipal Opportunities Fund	Eaton Vance Short Duration Municipal Opportunities ETF	Short Duration Municipal Opportunities Reorganization
Eaton Vance High Yield Municipal Income Fund	Eaton Vance High Yield Municipal Income ETF	High Yield Municipal Income Reorganization
Eaton Vance National Limited Maturity Municipal Income Fund	Eaton Vance Short Duration Municipal Income ETF	National Limited Maturity Municipal Income Reorganization

•	Boston Management and Research (“BMR”) serves as the investment adviser to each of the Acquired Funds except Eaton Vance Municipal Opportunities Fund and Eaton Vance Short Duration Municipal Opportunities Fund. Eaton Vance Management (“Eaton Vance” and, together with BMR, the “Acquired Fund Advisers”) serves as the investment adviser to Eaton Vance Municipal Opportunities Fund and Eaton Vance Short Duration Municipal Opportunities Fund. Morgan Stanley Investment Management Inc. (“MSIM” or the “Acquiring Fund Adviser”) serves as investment adviser to each Acquiring Fund. Each of Eaton Vance, BMR, and MSIM is an indirect wholly-owned subsidiary of Morgan Stanley.
•	Each New Acquiring Fund has substantially the same investment objectives and substantially the same principal investment strategies as the corresponding Acquired Fund. Eaton Vance Short Duration Municipal Income ETF is an existing series of the Acquiring Fund Trust and has substantially the same investment objective and substantially similar strategies due to the limited differences described below, as Eaton Vance National Limited Maturity Municipal Income Fund. Each Acquired Fund is subject to substantially similar fundamental investment policies as the corresponding Acquiring Fund, subject to limited differences discussed below. In addition, while there is overlap between the named members of the corresponding Acquired Fund’s and the Acquiring Fund’s portfolio management teams for each Reorganization other than the National Limited Maturity Municipal Income Reorganization, the teams are not identical. Following the Reorganization, each Acquiring Fund’s portfolio management team will manage the Acquiring Fund.
•	Subject to shareholder approval, each Reorganization will be accomplished in accordance with its respective Plan. Each Plan provides for the transfer of all of the assets of an Acquired Fund to its corresponding Acquiring Fund, in exchange for the assumption by the Acquiring Fund of the liabilities of such Acquired Fund and shares of the Acquiring Fund having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Acquired Fund followed immediately by the distribution by the Acquired Fund to its shareholders of the portion of shares of the corresponding Acquiring Fund to which the shareholder is entitled, except as noted below. Following a Reorganization, the applicable Acquired Fund will be liquidated.
•	If your Acquired Fund’s Reorganization is approved by shareholders and you remain a shareholder of the Acquired Fund on the applicable Closing Date (as defined below), you will (subject to certain exceptions described below) receive shares of the corresponding Acquiring Fund and, in some cases, cash that, combined
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with the shares of the corresponding Acquiring Fund, has the same value as your shares of the Acquired Fund (“Acquired Fund Shares”) on that date. Shares of an Acquiring Fund (“Acquiring Fund Shares”) will not be issued in fractional shares, so cash will be paid to shareholders in lieu of fractional Acquiring Fund Shares, which cash payment generally will be taxable.

•	If you do not hold your Acquired Fund Shares through a brokerage account that can accept corresponding Acquiring Fund Shares and you do not take action prior to the date listed below (the “Account Redemption/Exchange Date”) , you will not receive such Acquiring Fund Shares as part of the Reorganization.
	Acquired Funds	Account Redemption/Exchange Date
Stage 1 Reorganizations	Eaton Vance National Municipal Income Fund Eaton Vance National Limited Maturity Municipal Income Fund	January 20, 2027
Stage 2 Reorganizations

Eaton Vance High Yield Municipal Income Fund

Eaton Vance California Municipal Opportunities Fund

Eaton Vance Short Duration Municipal Opportunities Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance National Ultra-Short Municipal Income Fund

Eaton Vance New York Municipal Income Fund

February 3, 2027

As described in more detail below, the following account types cannot hold shares of ETFs:

o	Non-Accommodating Brokerage Accounts: If you hold Acquired Fund Shares in a brokerage account with a financial intermediary that only allows the client to hold shares of mutual funds in the account and you do not take any action prior to the Account Redemption/Exchange Date, your investment will be liquidated and you will receive cash equal in value to the aggregate NAV of your Acquired Fund Shares. The liquidation of your investment and return of cash generally will be taxable.
o	Non-Accommodating Retirement Accounts: If you hold Acquired Fund Shares through an individual retirement account (“IRA”) or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Account Redemption/Exchange Date or, if applicable, your financial intermediary may transfer your investment in an Acquired Fund to a different investment option prior to the Account Redemption/Exchange Date. If neither action is taken, your investment will be liquidated and your retirement account will receive cash equal in value to the aggregate NAV of your Acquired Fund Shares.
o	Fund Direct Accounts: If you hold Acquired Fund Shares in an account directly with the Acquired Fund at its transfer agent, BNY Mellon Investment Servicing (US) Inc. (“BNY”) (a “fund direct account”) and you do not take any action prior to the Account Redemption/Exchange Date, your
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investment will be liquidated and you will receive cash equal in value to the aggregate NAV of your Acquired Fund Shares. The liquidation of your investment and return of cash generally will be taxable.
o	Fund Direct IRA: If you hold Acquired Fund Shares through an IRA directly with the Acquired Fund (a “ fund direct IRA”) and do not take action to transfer the investment in the Acquired Fund to a different investment option prior to the Account Redemption/Exchange Date, on the Account Redemption/Exchange Date, your Class A Acquired Fund Shares will be exchanged for Class A Shares of Eaton Vance Short Duration Government Income Fund, Class C Acquired Fund Shares will be exchanged for Class C Shares of Eaton Vance Short Duration Government Income Fund, Class I Acquired Fund Shares will be exchanged for Class I Shares of Eaton Vance Short Duration Government Income Fund, and Advisers Class Acquired Fund Shares will be exchanged for Advisers Class Shares of Eaton Vance Short Duration Government Income Fund (the Shares of Eaton Vance Short Duration Government Income Fund are referred to collectively herein as “Short Duration Government Income Fund Shares”) equal in value to the aggregate NAV of your Acquired Fund Shares unless you provide alternative direction prior to the Account Redemption/Exchange Date. Fund direct IRAs are not currently eligible to hold Class W shares of Eaton Vance High Yield Municipal Income Fund.

The liquidation of your investment or exchange to Short Duration Government Income Fund Shares described above will occur on the Account Redemption/Exchange Date.

Subject to shareholder approval, each Reorganization is currently anticipated to occur on the date listed below before the open of trading (each, a “Closing Date”).

	Acquired Funds	Closing Date
Stage 1 Reorganizations	Eaton Vance National Municipal Income Fund Eaton Vance National Limited Maturity Municipal Income Fund	January 25, 2027
Stage 2 Reorganizations

Eaton Vance High Yield Municipal Income Fund

Eaton Vance California Municipal Opportunities Fund

Eaton Vance Short Duration Municipal Opportunities Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance National Ultra-Short Municipal Income Fund

Eaton Vance New York Municipal Income Fund

February 8, 2027

If (and only if) a Reorganization is approved by Acquired Fund Shareholders, it is expected that on the first business day of the month following shareholder approval, the Acquired Funds will be closed to new investors. If Acquired Fund Shareholders approve the Reorganizations at the shareholder meeting scheduled for December 3, 2026, it is expected that the Acquired Funds will be closed to new investors on January 4, 2027. With respect to the Funds that are part of the Stage 1 Reorganizations, it is currently anticipated that the final date for existing investors to purchase Acquired Fund Shares or exchange shares of another Eaton Vance mutual fund for Acquired Fund Shares will be January 15, 2027. It is currently anticipated that the final date to redeem Acquired Fund Shares or exchange Acquired Fund Shares for shares of another Eaton Vance mutual fund will be January 20, 2027.

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With respect to the Funds that are part of the Stage 2 Reorganizations, it is currently anticipated that the final date for existing investors to purchase Acquired Fund Shares or exchange shares of another Eaton Vance mutual fund for Acquired Fund Shares will be January 29, 2027. It is currently anticipated that the final date to redeem Acquired Fund Shares or exchange Acquired Fund Shares for shares of another Eaton Vance mutual fund will be February 3, 2027.

Q. Is each Reorganization subject to shareholder approval? Am I being asked to vote on the Reorganizations?

A. Yes. Each Reorganization is subject to shareholder approval. As a shareholder of an Acquired Fund, you are entitled to one vote for each whole share, and a proportionate fractional vote for each fractional share, that you own of your Acquired Fund on the record date. Shareholders of each Acquired Fund will vote separately on the proposed Reorganization of their respective Acquired Fund. The consummation of each Reorganization is not contingent upon approval of any other Reorganization.

Information about how you can vote on the Reorganization of your Acquired Fund is contained in the accompanying materials. Your vote is very important regardless of the number of Acquired Fund Shares that you hold.

Q. What are the differences between an ETF and a mutual fund?

A. ETFs are structurally different from mutual funds in several important aspects:

•	A mutual fund may offer multiple share classes with different sales charges, expenses, and/or minimum investments. The Acquiring Funds do not currently issue multiple classes of shares.
•	A mutual fund investor may purchase and redeem shares directly from the mutual fund (through a distributor or a financial intermediary). Most ETF investors will buy and sell shares in secondary market transactions through brokers.
•	A mutual fund will generally accept purchase and redemption orders from any shareholders, and only on days that the mutual fund is open for business, and those orders will be effected at that day’s NAV per share. An ETF will issue or redeem shares at its NAV per share only in one or more groupings of a large specified number of shares called a “Creation Unit,” on days that the ETF is open for business. Only an ETF’s “authorized participants” are permitted to engage in creation or redemption transactions directly with the ETF. All other shareholders will buy and sell shares of the ETF on an exchange at market price, which may be above (at a premium), at, or below (at a discount) NAV or the intraday value of the ETF’s holdings. An authorized participant is a member or participant of a clearing agency registered with the Securities and Exchange Commission (the “SEC”), which has a written agreement with the Acquiring Fund and/or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of Creation Units.

As a result of these structural differences, there are certain benefits associated with the ETF structure, including, but not limited to the following:

•	Additional Trading Flexibility. As a shareholder of an Acquired Fund, you can only purchase or redeem Acquired Fund Shares at a price based on the Acquired Fund’s NAV that is next calculated after your order is received by the Acquired Fund. This NAV is calculated once per business day. As a shareholder of an Acquiring Fund, however, you will have additional trading flexibility by being able to purchase and sell Acquiring Fund Shares throughout a trading day on the secondary market. These trades will occur at market prices, which may be higher or lower than the Acquiring Fund’s NAV per share. This intraday liquidity will give you the opportunity to act on purchase and sale decisions immediately, rather than waiting to transact at the Acquiring Fund’s next determined NAV.
•	Increased Transparency. Currently, the Acquired Funds only provide periodic disclosure of their complete portfolio holdings. Each Acquiring Fund does or will make its complete portfolio holdings public each business day. This holdings information, along with other information about the Acquiring Funds, is or will be found on each Acquiring Fund’s website at www.eatonvance.com.
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•	Potential for Enhanced Tax Efficiency. Current Acquired Fund Shareholders are expected to benefit directly from the potential for greater tax efficiency and trading efficiency with the ETF structure, as ETFs generally experience fewer portfolio transactions than mutual funds due to the secondary market liquidity of the ETF structure. However, given that the Acquiring Funds effect or will effect some or all of their creations and redemptions in cash rather than in-kind, a shareholder will not benefit from the greater tax efficiency of the ETF structure to the same extent as a shareholder of an ETF that effects all of its creations and redemptions in-kind.

There are, however, certain risks associated with the ETF structure, including, but not limited to the following:

•	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Acquiring Fund. The Acquiring Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Acquiring Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Acquiring Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
•	Cash Transactions Risk. Unlike certain ETFs, the Acquiring Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Acquiring Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
•	Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Acquiring Fund’s NAV, the intra-day value of the Acquiring Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below, or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility, or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Acquiring Fund’s holdings. You may pay significantly more or receive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Acquiring Fund’s shares varies over time based on the Acquiring Fund’s trading volume and market liquidity and may increase if the Acquiring Fund’s trading volume, the spread of the Acquiring Fund’s underlying securities, or market liquidity decrease.

Following a Reorganization, shareholders may bear certain costs with respect to maintaining brokerage accounts and buying and selling Acquiring Fund Shares in the secondary market that shareholders do not experience as Acquired Fund Shareholders.

Q. Has the Board of Trustees of the Acquired Fund Trusts approved the Reorganizations?

A. Yes. After a series of meetings culminating on September 11, 2026 to evaluate the Reorganizations, the Board of Trustees of each Acquired Fund Trust (the “Acquired Funds Board”) unanimously approved each applicable Reorganization and Plan and recommended that shareholders of each Acquired Fund approve the corresponding Reorganization. The Acquired Funds Board, which is comprised solely of Independent Trustees (i.e., Trustees who are not “interested persons” of the Acquired Funds as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), determined that, for each applicable Acquired Fund and Reorganization, participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing Acquired Fund Shareholders will not be diluted as a result of the Reorganization.

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The Acquired Funds Board unanimously recommends that you vote in favor of (i.e., FOR) the Reorganization of your Acquired Fund.

The Board of Trustees of the Acquiring Fund Trust (the “Acquiring Funds Board”) also approved each Reorganization and Plan and determined that participation in the Reorganization is in the best interests of the applicable Acquiring Fund and the interests of any existing Acquiring Fund shareholders will not be diluted as a result of the Reorganization.

Q. What information did the Acquired Funds Board consider when evaluating the Reorganizations?

A. The Acquired Funds Board considered each Reorganization proposed by the Acquired Fund Advisers and approved the Reorganization and Plan with respect to each Acquired Fund. In considering each Reorganization and Plan, the Acquired Funds Board requested and considered information from the officers of the applicable Acquired Fund Trust and representatives of the Acquired Fund Advisers and MSIM, regarding each Reorganization, including, among other things discussed in more detail below: (1) the investment objectives, principal investment strategies, and fundamental investment policies of each Acquired Fund and the corresponding Acquiring Fund; (2) a comparison of the fees and expenses of each Acquired Fund and its corresponding Acquiring Fund; (3) the proposed plans for ongoing management, distribution, and operation of each Acquiring Fund, including information regarding the potential impact of converting the Acquired Funds to an ETF structure; (4) the management and business of MSIM and its affiliates; (5) the impact of the Reorganization on the Acquired Fund and Acquired Fund Shareholders, including different subsets of Acquired Fund Shareholders; and (6) the terms of each Plan.

Q. Why are the Reorganizations being proposed?

A. The Acquired Fund Advisers proposed that each Acquired Fund be reorganized into its corresponding Acquiring Fund because of certain anticipated benefits associated with each Reorganization and the ETF structure, which the Acquired Fund Advisers believe will better serve the interests of Acquired Fund Shareholders. As discussed in more detail below, these shareholder benefits include anticipated lower gross expenses and lower net expenses, other than Class W shares of Eaton Vance High Yield Municipal Income Fund, as well as additional trading flexibility, increased transparency, and the potential for enhanced tax efficiency.

Q. How will the Reorganizations affect me as a shareholder?

A. If your Acquired Fund’s Reorganization is consummated, you will cease to be a shareholder of the applicable Acquired Fund. In order to receive Acquiring Fund Shares as part of a Reorganization, you must hold your Acquired Fund Shares through a brokerage account that can accept shares of an ETF on the Account Redemption/Exchange Date. If you hold your Acquired Fund Shares through a brokerage account that can accept shares of an ETF on the Account Redemption/Exchange Date, you will automatically become a shareholder of the corresponding Acquiring Fund. As described in more detail above, upon completion of your Acquired Fund’s Reorganization, you will (subject to certain exceptions) receive corresponding Acquiring Fund Shares and, in some cases, cash that, combined with the corresponding Acquiring Fund Shares, has the same value as your Acquired Fund Shares. Acquiring Fund Shares will not be issued in fractional shares. As a result, cash will be paid to Acquired Fund Shareholders in lieu of fractional Acquiring Fund Shares, which generally will be taxable if Acquired Fund Shares are held in a taxable account. Following a Reorganization, Acquiring Fund Shareholders may bear certain costs with respect to maintaining brokerage accounts and buying and selling Acquiring Fund Shares in the secondary market that shareholders do not experience as Acquired Fund Shareholders.

As discussed below, if a Reorganization is approved by the relevant Acquired Fund’s Shareholders and you desire to hold Acquiring Fund Shares, it is important for you to determine that you hold your Acquired Fund Shares in the type of account that can accommodate the receipt of the ETF shares that will be received in the

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Reorganization or, if you do not own Acquired Fund Shares through such an account, that you take necessary actions to be able to receive corresponding Acquiring Fund Shares.

Q. What will happen if I do not have a brokerage account that can accept Acquiring Fund Shares at the time of the relevant Reorganization?

A. In order to receive Acquiring Fund Shares as part of a Reorganization, Acquired Fund Shareholders must hold their Acquired Fund Shares through a brokerage account that can accept shares of an ETF (i.e., the Acquiring Fund). If Acquired Fund Shareholders do not hold their Acquired Fund Shares through that type of brokerage account, they will not receive Acquiring Fund Shares as part of a Reorganization.

The following account types cannot hold shares of ETFs:

•	Non-Accommodating Brokerage Accounts: If you hold Acquired Fund Shares in a brokerage account with a financial intermediary that only allows the client to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares. If such a change is not made before the Account Redemption/Exchange Date, you will not receive Acquiring Fund Shares as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the aggregate NAV of your Acquired Fund Shares.
•	Non-Accommodating Retirement Accounts: If you hold Acquired Fund Shares through an IRA or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Account Redemption/Exchange Date or, if applicable, your financial intermediary may transfer your investment in an Acquired Fund to a different investment option prior to the Account Redemption/Exchange Date. If neither action is taken, your investment will be liquidated and your retirement account will receive cash equal in value to the aggregate NAV of your Acquired Fund Shares.
•	Fund Direct Accounts: If you hold Acquired Fund Shares in a fund direct account, you should transfer your Acquired Fund Shares to a brokerage account that can accept corresponding Acquiring Fund Shares prior to the Account Redemption/Exchange Date. If such a change is not made before the Account Redemption/Exchange Date, you will not receive Acquiring Fund Shares as part of the Reorganization. Instead, your investment will be liquidated, and you will receive cash equal in value to the aggregate NAV of your Acquired Fund Shares.
•	Fund Direct IRA: If you hold Acquired Fund Shares through a fund direct IRA and do not take action to transfer the investment in the Acquired Fund to a different investment option prior to the Account Redemption/Exchange Date, your Acquired Fund Shares will be exchanged for Short Duration Government Income Fund Shares equal in value to the aggregate NAV of your Acquired Fund Shares unless you provide alternative direction prior to the Account Redemption/Exchange Date. In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses. In addition, the liquidation or transfer of your investment generally will be subject to tax if you hold your investment in a taxable account.

It may take time for you to receive your cash. Please consult with your financial intermediary or tax advisor for more information on the impact that your Acquired Fund’s Reorganization would have on you and your investments.

If you do not currently hold your Acquired Fund Shares through a brokerage account that can hold Acquiring Fund Shares, please see the information below for additional actions that you must take to receive corresponding Acquiring Fund Shares as part of a Reorganization. Other than the approval by the requisite vote of Acquired Fund Shareholders, no other action on the part of the Acquired Funds or their shareholders is required for shareholders that hold Acquired Fund Shares through a brokerage account that can hold Acquiring Fund Shares.

If you are unsure about the ability of your account to accept Acquiring Fund Shares (i.e., ETF shares), please call 1-800-262-1122 or contact your financial advisor or other financial intermediary.

After a Reorganization, individual Acquiring Fund Shares may only be purchased and sold in the secondary market. Acquiring Fund Shares currently are or will be listed for trading on the applicable Exchange . Acquiring Fund Shares

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may also be traded on other national securities exchanges, electronic crossing networks, and other alternative trading systems. Should you decide to purchase or sell Acquiring Fund Shares after a Reorganization, you will need to place a trade through a broker who will execute your trade in the secondary market at prevailing market prices. Because Acquiring Fund Shares will trade at market prices rather than at NAV, Acquiring Fund Shares may trade at a price less than (discount) or greater than (premium) the Acquiring Fund’s NAV per share. As with all transactions for ETFs, your broker may charge a commission for purchase and sale transactions. In addition, the market price of ETF shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security.

Q. How do I transfer my Acquired Fund Shares from a fund direct account to a brokerage account that will accept Acquiring Fund Shares?

A. Transferring your Acquired Fund Shares from a fund direct account to a brokerage account that can accept Acquiring Fund Shares should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to your broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with an Acquired Fund into your brokerage account. Also, inform your broker that such an account will need to be set up to accept shares of an ETF, such as an Acquiring Fund. If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account.

It is suggested that you provide your broker with a copy of your quarterly account statement from the Acquired Fund. Your broker will require your account number with the Acquired Fund, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.

Q. How do I transfer my Acquired Fund Shares from a non-accommodating brokerage account to a brokerage account that will accept Acquiring Fund Shares?

A. The broker with which you hold your Acquired Fund Shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker to make the necessary changes to your account. The sooner you initiate making these changes, the better.

Q. Are the Reorganizations expected to affect the way my investments are managed?

A. Each Reorganization is expected to provide substantial continuity in the way investments are managed. As noted above, each New Acquiring Fund has substantially the same investment objectives and substantially the same investment strategies as the corresponding Acquired Fund. The existing Acquiring Fund, Eaton Vance Short Duration Municipal Income ETF, has substantially the same investment objective and substantially similar investment strategies due to some limited differences as discussed herein, as Eaton Vance National Limited Maturity Municipal Income Fund. Further, there are some important differences between each Acquired Fund and the corresponding Acquiring Fund, including with respect to principal risks, due to the Acquiring Funds’ ETF structure, as described in the combined Proxy Statement and Prospectus. In addition, each Acquired Fund is subject to substantially similar fundamental investment policies as the corresponding Acquiring Fund, subject to limited differences as described in the combined Proxy Statement and Prospectus.

While there is overlap between the named members of the corresponding Acquired Fund’s and Acquiring Fund’s portfolio management teams for each Reorganization other than the National Limited Maturity Municipal Income Reorganization, the teams are not identical. Following each Reorganization, each Acquiring Fund’s portfolio management team will manage the Acquiring Fund. In addition, as discussed above, either Eaton Vance or BMR serves as the investment adviser to each Acquired Fund and MSIM serves as the investment adviser to each Acquiring Fund.

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Q. Are the fees and expenses of an Acquiring Fund expected to be lower than the fees and expenses of the corresponding Acquired Fund?

A. Yes. Following each Reorganization, the applicable Acquiring Fund is expected to have lower gross annual fund operating expenses than those of each share class of its corresponding Acquired Fund. In addition, the applicable Acquiring Fund is expected to have lower net annual fund operating expenses than those of each share class of its corresponding Acquired Fund, other than Class W shares of Eaton Vance High Yield Municipal Income Fund. Class W shares of Eaton Vance High Yield Municipal Income Fund have lower net annual fund operating expenses than the corresponding Acquiring Fund. Each Acquiring Fund employs a unitary fee structure pursuant to which MSIM bears all operating expenses of the Fund, subject to certain exceptions. In addition, MSIM has agreed to waive a portion of its management fee for Eaton Vance New York Municipal Income ETF through February 1, 2028, or until such time as the Acquiring Fund Board acts to discontinue all or a portion of such waiver when it deems such action is appropriate. If the waiver is not extended, Eaton Vance New York Municipal Income ETF’s annual fund operating expenses will increase upon expiration of the waiver. For additional discussion regarding the comparison of the fees and expenses of the Acquired Funds and Acquiring Funds, please see the section entitled, “Comparison of the Funds’ Fees and Expenses.”

More information on the effects of the potential expense reductions is available in the combined Proxy Statement and Prospectus.

Q. Will I be subject to comparable investment risks as a shareholder of an Acquiring Fund?

A. Yes. Each Acquiring Fund is or will be subject to substantially similar investment risks as its corresponding Acquired Fund. However, there are certain differences in these risks, such as those described below with respect to ETF-specific structural risks. With respect to each of the National Municipal Income Reorganization, California Municipal Opportunities Reorganization, New York Municipal Income Reorganization, Municipal Opportunities Reorganization, National Ultra-Short Municipal Income Reorganization, Short Duration Municipal Opportunities Reorganization, and High Yield Municipal Income Reorganization, other than such ETF-specific structural risks, there are no material differences between the principal risks applicable to an Acquired Fund and its corresponding Acquiring Fund. With respect to the National Limited Maturity Municipal Income Reorganization, there are certain additional differences in risks based on the different investment exposures of the Funds. For additional discussion of these and other risk factors, please see the section entitled “Comparison of the Funds’ Risks.”

Q. Is there anything else that will be different if I become a shareholder of an Acquiring Fund?

A. Yes. As a shareholder of an Acquired Fund, you can only purchase or redeem your Acquired Fund Shares at a price based on the Acquired Fund’s NAV that is next calculated after your order is received by the Acquired Fund, subject to any applicable sales charges and fees.

Acquiring Fund Shares may only be purchased and sold on the secondary market through a broker at market prices (which may be above (premium) or below (discount) the NAV per share). When you buy or sell Acquiring Fund Shares through a broker, you may incur a brokerage commission or other charges imposed by the broker. In addition, the market price of shares, like the price of any exchange traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security.

In addition, each Acquired Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio, but with different availability and eligibility criteria, sales charges, expenses, dividends and distributions. In contrast, the Acquiring Funds, do not currently issue multiple classes of shares. Unlike Acquired Fund Shareholders, shareholders of an Acquiring Fund will not own a particular class of shares.

The Acquired Funds are series of the Acquired Fund Trusts, each of which is a Massachusetts business trust. The Acquired Funds are governed by the Acquired Funds Board, which is responsible for overseeing the Acquired Funds. The Acquiring Funds are series of the Acquiring Fund Trust, which is a Delaware statutory trust. The Acquiring Fund Trust is governed by the Acquiring Funds Board, which is responsible for overseeing all business activities of the

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Acquiring Funds. The Acquired Funds Board and Acquiring Funds Board are currently separate Boards. The Acquired Funds and the Acquiring Funds also have different service providers, as described in the combined Proxy Statement and Prospectus.

Q. Will the Acquired Funds or Acquiring Funds charge shareholders any sales charges (loads), commissions, or other similar fees in connection with the Reorganizations?

A. No. None of the Acquired Funds or the Acquiring Funds will charge shareholders any sales charges (loads), commissions, or other similar fees in connection with the Reorganizations.

Q. When are the Reorganizations expected to occur?

A. Subject to shareholder approval, each Reorganization is anticipated to occur on the Closing Date applicable to that Reorganization. Each Closing Date is subject to change. The Acquired Fund in which you hold shares will publicly disclose any changes to the applicable Closing Date.

Q. Who will pay the costs in connection with the Reorganizations?

A. Each Acquired Fund will pay the costs associated with the respective Reorganization (including the legal costs associated with the Reorganization) and any transaction costs incurred by the Acquired Fund related to the disposition and acquisition of assets as part of the Reorganization.

The Acquired Fund Advisers currently expect that any repositioning costs associated with the Reorganizations will be de minimis.

If a Reorganization is not consummated, MSIM will pay for the costs associated with such Reorganization.

The costs of a Reorganization include, but are not limited to, preparation and filing of the Registration Statement and printing and distribution of the combined Proxy Statement and Prospectus, legal fees, accounting fees, and securities registration fees. Transaction costs related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that are incurred in the ordinary course of business will not be considered costs of a Reorganization for this purpose. In addition, Acquired Fund Trust, on behalf of the Acquired Funds, may employ EQ Fund Solutions, LLC as the proxy solicitor to provide proxy solicitation services in connection with the Meeting. Please see “Information About the Plans – Who will pay the expenses of the Reorganizations?” on page 84 of the combined Proxy Statement and Prospectus for additional information.

Q. Will the Reorganizations result in any federal tax liability to me?

A. The Reorganizations are intended to be treated as tax-free reorganizations for U.S. federal income tax purposes. If the Reorganizations qualify for tax-free treatment, Acquired Fund Shareholders would recognize no gain or loss for U.S. federal income tax purposes upon the exchange of Acquired Fund Shares for Acquiring Fund Shares pursuant to the Reorganizations. However, shareholders who hold fractional Acquired Fund Shares will receive cash compensation in lieu of fractional Acquiring Fund Shares (because ETFs do not offer or make available fractional shares). Such shareholders will generally be required to recognize gain or loss upon the receipt of cash as value for their fractional Acquired Fund Shares.

In addition, shareholders who do not hold their Acquired Fund Shares in a brokerage account that can hold shares of an ETF and who do not transfer their shares to such a brokerage account prior to the Account Redemption/Exchange Date will receive a cash payment in liquidation of their Acquired Fund Shares. Such shareholders will generally be required to recognize gain or loss upon the receipt of cash for their Acquired Fund Shares, based on such shareholders’ adjusted tax basis in their Shares. Shareholders holding Acquired Fund Shares through a fund direct IRA who do not take action prior to the Account Redemption/Exchange Date, will have their Acquired Fund Shares liquidated and the proceeds reinvested in Short Duration Government Income Fund Shares equal in value to the NAV of their Acquired Fund Shares on the Account Redemption/Exchange Date. Because such Acquired Fund Shares are currently held in a non-taxable account, distributions and redemption proceeds with respect to those shares generally will not be currently taxable to the shareholder if those amounts, including any Eaton Vance Short Duration Government Income Fund shares purchased with redemption proceeds, remain in the non-taxable account.

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Prior to the consummation of a Reorganization, shareholders may redeem their Acquired Fund Shares, generally resulting in the recognition of gain or loss for U.S. federal income tax purposes based on the difference between shareholders’ tax basis in the shares and the amount received for them.

To fund any such redemptions occurring in connection with and/or prior to a Reorganization, an Acquired Fund may need to dispose of portfolio securities, which could generate net realized capital gains for the Acquired Fund. Such net realized gains may, in turn, result in taxable distributions to shareholders, either by the Acquired Fund prior to the applicable Reorganization or by the corresponding Acquiring Fund after the Reorganization, depending on the timing and nature of the distributions and the applicable Reorganization.

Prior to the closing of the National Limited Maturity Municipal Income Reorganization, Eaton Vance National Limited Maturity Municipal Income Fund will, and Eaton Vance Short Duration Municipal Income ETF may, declare a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to shareholders all of the Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization (including any gains resulting from portfolio transitioning by Eaton Vance National Limited Maturity Municipal Income Fund in anticipation of the Reorganization). Each other Acquired Fund participating in a Reorganization may likewise pay such a distribution, but they are not required to do so.

Shareholders should consult their tax advisors about possible state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganizations only.

Q. Can I purchase, redeem, or exchange Acquired Fund Shares before the Reorganization takes place?

A. Yes. If a Reorganization is approved by the relevant Acquired Fund’s shareholders, purchase orders, exchange orders, and redemption orders must be received by the corresponding Acquired Fund by on or about the dates indicated below:

	Acquired Funds	Final Date to Purchase Acquired Fund Shares or Exchange Shares of Another Eaton Vance Mutual Fund for Acquired Fund Shares	Final Date to Redeem Acquired Fund Shares or Exchange Acquired Fund Shares for Shares of Another Eaton Vance Mutual Fund
Stage 1 Reorganizations	Eaton Vance National Municipal Income Fund Eaton Vance National Limited Maturity Municipal Income Fund	January 15, 2027	January 20, 2027
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Stage 2 Reorganizations

Eaton Vance High Yield Municipal Income Fund

Eaton Vance California Municipal Opportunities Fund

Eaton Vance Short Duration Municipal Opportunities Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance National Ultra-Short Municipal Income Fund

Eaton Vance New York Municipal Income Fund

	January 29, 2027	February 3, 2027

These dates may change if the Closing Date of a Reorganization changes. Any changes to the Closing Date of a Reorganization will be publicly disclosed.

If a Reorganization is approved by the relevant Acquired Fund’s shareholders, any corresponding Acquired Fund Shares that you hold after the date listed below, which is the same date as the Account Redemption/Exchange Date, will be reorganized into corresponding Acquiring Fund Shares as a result of the Reorganization, other than as described in the combined Proxy Statement and Prospectus and each Plan.

Stage 1 Reorganizations	January 20, 2027
Stage 2 Reorganizations	February 3, 2027

As described above, if you do not hold your Acquired Fund Shares through a brokerage account that can accept corresponding Acquiring Fund Shares and you do not take action prior to the Account Redemption/Exchange Date, your investment will be liquidated and you will receive cash equal in value to the aggregate NAV of your Acquired Fund Shares on the Account Redemption/Exchange Date or, if you hold your shares through a fund direct IRA, your Acquired Fund Shares will be exchanged for Short Duration Government Income Fund Shares equal in value to the aggregate NAV of your Acquired Fund Shares on the Account Redemption/Exchange Date.

If you do not want to (or cannot) receive Acquiring Fund Shares in connection with a Reorganization that has been approved by shareholders, you can exchange your Acquired Fund Shares for shares of another Eaton Vance mutual fund that is not participating in a Reorganization or redeem your Acquired Fund Shares before the applicable Account Redemption/Exchange Date. Prior to doing so, however, you should consider the tax consequences associated with either action and, if exchanging shares for another Eaton Vance mutual fund, you should review the prospectus relating to such mutual fund and the details associated with any such exchange. If you hold your shares in a taxable account, such exchange or redemption of your Acquired Fund Shares generally will be a taxable event, and you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Q. Whom do I contact for further information?

A. If you have questions, please call (800) 262-1122 . You can also find information online at https://www.eatonvance.com/resources/prospectus-and-reports.html .

THE ATTACHED COMBINED PROXY STATEMENT AND PROSPECTUS CONTAINS MORE

DETAILED INFORMATION ABOUT THE PROPOSAL. PLEASE READ IT CAREFULLY. YOUR VOTE

IS IMPORTANT.

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COMBINED PROXY STATEMENT AND PROSPECTUS

Dated October 16 , 2026

PROXY STATEMENT FOR

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE CALIFORNIA MUNICIPAL OPPORTUNITIES FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE MUNICIPAL OPPORTUNITIES FUND

Each a Series of

EATON VANCE MUNICIPALS TRUST

EATON VANCE NATIONAL ULTRA-SHORT MUNICIPAL INCOME FUND

EATON VANCE SHORT DURATION MUNICIPAL OPPORTUNITIES FUND

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

Each a Series of

EATON VANCE INVESTMENT TRUST

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND

a Series of

EATON VANCE MUNICIPALS TRUST II

One Post Office Square

Boston, Massachusetts 02109

PROSPECTUS FOR

Eaton Vance National Municipal Income ETF (EVNM)

Eaton Vance California Municipal Opportunities ETF (EVCA)

Eaton Vance New York Municipal Income ETF (EVNY)

Eaton Vance Municipal Opportunities ETF (MOPS)

Eaton Vance National Ultra-Short Municipal Income ETF (EVUM)

Eaton Vance Short Duration Municipal Opportunities ETF (SDMO)

Eaton Vance High Yield Municipal Income ETF (EVHM)

Eaton Vance Short Duration Municipal Income ETF (EVSM)

Each a Series of

MORGAN STANLEY ETF TRUST

1585 Broadway

New York, New York 10036

This combined Proxy Statement and Prospectus (“Proxy Statement and Prospectus”) is being furnished in connection with the solicitation of proxies by and on behalf of the Board of Trustees of each of Eaton Vance Municipals Trust, Eaton Vance Investment Trust, and Eaton Vance Municipals Trust II (each, an “Acquired Fund Trust” and collectively, the “Acquired Fund Trusts”) to be voted at a Joint Special Meeting of Shareholders of each of Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund, Eaton Vance New York Municipal Income Fund, Eaton Vance Municipal Opportunities Fund, Eaton Vance National Ultra-Short Municipal Income Fund, Eaton Vance Short Duration Municipal Opportunities Fund, Eaton Vance National Limited Maturity Municipal Income Fund, and Eaton Vance High Yield Municipal Income Fund (each, an “Acquired Fund”), each a series of an Acquired Fund Trust, to be held on December 3, 2026 at 1:00 p.m., Eastern time, and any adjournments or postponements thereof (the “Meeting”). The Meeting will be held at One Post Office Square, Boston, Massachusetts 02109.

At the Meeting, shareholders of each Acquired Fund will be asked to consider and vote upon a proposal to approve an Agreement and Plan of Reorganization (each, a “Plan”) relating to the reorganization of the Acquired Fund into the corresponding, acquiring fund identified below (each, an “Acquiring Fund” and together with the Acquired Funds, the “Funds”) of Morgan Stanley ETF Trust (“Acquiring Fund Trust”) that will each operate as an exchange-traded fund (“ETF”), as set forth in the Plan (each, a “Reorganization”). If you own shares of more than one Acquired Fund, please consider certain references to an Acquired Fund to refer to all Acquired Funds you own and certain references to a Reorganization to refer to all applicable Reorganizations.

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Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:
Acquired Fund	Acquiring Fund
Eaton Vance National Municipal Income Fund, a series of Eaton Vance Municipals Trust	Eaton Vance National Municipal Income ETF
Eaton Vance California Municipal Opportunities Fund, a series of Eaton Vance Municipals Trust	Eaton Vance California Municipal Opportunities ETF
Eaton Vance New York Municipal Income Fund, a series of Eaton Vance Municipals Trust	Eaton Vance New York Municipal Income ETF
Eaton Vance Municipal Opportunities Fund, a series of Eaton Vance Municipals Trust	Eaton Vance Municipal Opportunities ETF
Eaton Vance National Ultra-Short Municipal Income Fund, a series of Eaton Vance Investment Trust	Eaton Vance National Ultra-Short Municipal Income ETF
Eaton Vance Short Duration Municipal Opportunities Fund, a series of Eaton Vance Investment Trust	Eaton Vance Short Duration Municipal Opportunities ETF
Eaton Vance High Yield Municipal Income Fund, a series of Eaton Vance Municipals Trust II	Eaton Vance High Yield Municipal Income ETF
Eaton Vance National Limited Maturity Municipal Income Fund, a series of Eaton Vance Investment Trust	Eaton Vance Short Duration Municipal Income ETF

The Board of Trustees of the Acquired Fund Trusts unanimously recommends that you vote in favor of (i.e., FOR) the Reorganization of your Acquired Fund.

Eaton Vance Short Duration Municipal Income ETF is an existing series of the Acquiring Fund Trust (the “Existing Acquiring Fund”). The Existing Acquiring Fund’s shares currently are traded on NYSE Arca, Inc. (“NYSE Arca”).

Each of Eaton Vance National Municipal Income ETF, Eaton Vance California Municipal Opportunities ETF, Eaton Vance New York Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance Short Duration Municipal Opportunities ETF, and Eaton Vance High Yield Municipal Income ETF is a newly created series of the Acquiring Fund Trust (the “New Acquiring Funds”). The New Acquiring Fund’s shares will be traded on the Nasdaq Stock Market LLC (“Nasdaq”). Each of NYSE Arca and Nasdaq are referred to herein as an “Exchange.” Reports, proxy materials, and other information concerning the Acquiring Funds will be available for inspection at the applicable Exchange .

THE U.S. SECURITIES AND EXCHANGE COMMISSION (“SEC” OR “COMMISSION”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

With respect to each Acquired Fund and its corresponding Acquiring Fund, each Plan provides for: (i) the acquisition by Acquiring Fund Trust, on behalf of the Acquiring Fund, of all of the assets of the Acquired Fund; (ii) the assumption by Acquiring Fund Trust, on behalf of the Acquiring Fund, of the liabilities of the Acquired Fund; and (iii) (a) with respect to shareholders of the Acquired Fund (“Acquired Fund Shareholders”) who hold shares of the Acquired Fund (“Acquired Fund Shares”) through a brokerage account that can accept shares of the Acquiring Fund (“Acquiring Fund Shares”), the distribution of Acquiring Fund Shares, and cash distributions to such Acquired Fund Shareholders in lieu of fractional Acquiring Fund Shares , equal to the aggregate net asset value of the Acquired Fund Shares held by such Acquired Fund Shareholders ; (b) with respect to Acquired Fund Shareholders who do not hold Acquired Fund Shares through a brokerage account that can accept Acquiring Fund Shares and who take no action (i.e., Acquired Fund Shareholders who hold Acquired Fund Shares through a non-accommodating brokerage account, a non-accommodating retirement account, or an account directly with the Fund’s transfer agent) , the distribution of cash equal to the aggregate net asset value of the Acquired Fund Shares held by such Acquired Fund Shareholders; and (c) with respect to Acquired Fund Shareholders who hold Acquired Fund Shares through an individual retirement account held directly with the Fund (“IRA Shareholders”), the exchange of Class A Acquired Fund Shares for Class A Shares of Eaton Vance Short Duration Government Income Fund, Class C Acquired Fund Shares for Class C Shares of Eaton

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Vance Short Duration Government Income Fund, Class I Acquired Fund Shares for Class I Shares of Eaton Vance Short Duration Government Income Fund, and Advisers Class Acquired Fund Shares for Advisers Class Shares of Eaton Vance Short Duration Government Income Fund (the Shares of Eaton Vance Short Duration Government Income Fund are referred to collectively herein as “Short Duration Government Income Fund Shares”) equal in value to the aggregate net asset value of such Acquired Fund Shares held by IRA Shareholders unless the shareholder provides alternative direction prior to the Reorganization, in liquidation of the Acquired Fund. Fund direct IRAs are not currently eligible to hold Class W shares of Eaton Vance High Yield Municipal Income Fund.

The terms and conditions of each Reorganization are further described in this combined Proxy Statement and Prospectus and are set forth in the form of Agreement and Plan of Reorganization attached hereto as Appendix A.

It is expected that this combined Proxy Statement and Prospectus and the accompanying Notice of a Joint Special Meeting of Shareholders (“Notice”) and proxy card(s) will first be mailed to Acquired Fund Shareholders on or about October 22, 2026. The purposes of the Meeting, the matters to be acted upon, and the commencement time of the Meeting are set forth in the accompanying Notice.

The Board of Trustees of the Acquired Fund Trusts (“Acquired Funds Board” or “Acquired Funds Trustees”) is soliciting these proxies on behalf of the Acquired Funds. With respect to each Acquired Fund, the Acquired Funds Board unanimously approved the proposed Reorganization and Plan and determined that participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing Acquired Fund Shareholders will not be diluted as a result of the Reorganization.

Each Acquired Fund and each Acquiring Fund are series of registered, open-end management investment companies, although each Acquired Fund is a mutual fund while each Acquiring Fund operates or will operate as an ETF. Each of Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund, Eaton Vance Municipal Opportunities Fund, Eaton Vance National Ultra-Short Municipal Income Fund, Eaton Vance Short Duration Municipal Opportunities Fund, Eaton Vance National Limited Maturity Municipal Income Fund, and Eaton Vance High Yield Municipal Income Fund operates as a diversified open-end mutual fund. Eaton Vance New York Municipal Income Fund operates as a non-diversified open-end mutual fund. Each of Eaton Vance National Municipal Income ETF, Eaton Vance California Municipal Opportunities ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance Short Duration Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, and Eaton Vance Short Duration Municipal Income ETF operates or will operate as a diversified ETF. Eaton Vance New York Municipal Income ETF will operate as a non-diversified ETF.

The Acquired Funds Board has fixed the close of business on October 7, 2026, as the record date (the “Record Date”) for the determination of Acquired Fund Shareholders entitled to notice of, and to vote at, the Meeting. Each full share will be entitled to one vote at the Meeting and each fraction of a share will be entitled to the fraction of a vote equal to the proportion of a full share represented by the fractional share. Appendix G provides more information regarding the outstanding Acquired Fund Shares and interests of certain persons in the Acquired Funds as of the Record Date.

This combined Proxy Statement and Prospectus constitutes a proxy statement for each Acquired Fund and also constitutes a Prospectus of each Acquiring Fund, filed by Acquiring Fund Trust with the SEC as part of the Acquiring Fund Trust’s Registration Statement on Form N-14 (the “Registration Statement”). This Proxy Statement and Prospectus, which constitutes part of a Registration Statement filed by the Acquiring Fund Trust with the SEC under the Securities Act of 1933, as amended (the “Securities Act”), does not include certain information contained elsewhere in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Funds and the shares offered. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents.

This combined Proxy Statement and Prospectus, which you should read carefully, sets forth concisely the information about the Reorganizations and the Acquiring Funds that you should know before voting with respect to your Acquired Fund’s Reorganization and investing in an Acquiring Fund.

You should retain this combined Proxy Statement and Prospectus for future reference. Additional information about the Acquired Funds, the Acquiring Funds and the proposed Reorganizations can be found in the following documents,

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which have been filed with the SEC and which are incorporated by reference into this combined Proxy Statement and Prospectus (which means they are deemed part of this Proxy Statement and Prospectus for legal purposes):

1.	The prospectus and statement of additional information of Eaton Vance Municipals Trust, on behalf of Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund, and Eaton Vance New York Municipal Income Fund, dated February 1, 2026, as supplemented and amended to date (File Nos. 033-00572 and 811-04409, previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001133228-26-000714);

2.	The prospectus and statement of additional information of Eaton Vance Municipals Trust, on behalf of Eaton Vance Municipal Opportunities Fund, dated December 1, 2025, as supplemented and amended to date (File Nos. 033-00572 and 811-04409, previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001133228-25-012758);

3.	The prospectus and statement of additional information of Eaton Vance Investment Trust, on behalf of Eaton Vance National Ultra-Short Municipal Income Fund, Eaton Vance Short Duration Municipal Opportunities Fund, and Eaton Vance National Limited Maturity Municipal Income Fund, dated August 1, 2026, as supplemented and amended to date (File Nos. 033-01121 and 811-04443, previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001133228-26-010801);

4.	The prospectus and statement of additional information of Eaton Vance Municipals Trust II, on behalf of Eaton Vance High Yield Municipal Income Fund, dated June 1, 2026, as supplemented and amended to date (File Nos. 033-71320 and 811-08134, previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001133228-26-008447);

5.	The audited financial statements of Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund, and Eaton Vance New York Municipal Income Fund, for the fiscal year ended September 30, 2025, included in the Funds’ report filed on Form N-CSR (File No. 811-04409; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-25-299983);

6.	The unaudited financial statements of Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund, and Eaton Vance New York Municipal Income Fund, for the six-month period ended March 31, 2026, included in the Fund’s report on Form N-CSR (File No. 811-04409; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-26-248038);

7.	The audited financial statements of Eaton Vance Municipal Opportunities Fund, for the fiscal year ended July 31, 2026, included in the Fund’s report filed on Form N-CSR (File No. 811-04409; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-26-405157);

8.	The audited financial statements of Eaton Vance National Ultra-Short Municipal Income Fund, Eaton Vance Short Duration Municipal Opportunities Fund, and Eaton Vance National Limited Maturity Municipal Income Fund, for the fiscal year ended March 31, 2026, included in the Funds’ report on Form N-CSR (File No. 811-04443; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-26-248016);

9.	The audited financial statements of Eaton Vance High Yield Municipal Income Fund, for the fiscal year ended January 31, 2026, included in the Fund’s report on Form N-CSR (File No. 811-08134; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-26-132449);
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10.	The unaudited financial statements of Eaton Vance High Yield Municipal Income Fund, for the six-month period ended July 31, 2026, included in the Fund’s report on Form N-CSR (File No. 811- 08134; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-26-405184);

11.	The prospectus and statement of additional information of Morgan Stanley ETF Trust, on behalf of Eaton Vance Short Duration Municipal Income ETF, dated January 28, 2026, as supplemented and amended to date (File Nos. 333-266913 and 811-23820; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001133228-26-000962);

12.	The audited financial statements of Eaton Vance Short Duration Municipal Income ETF, for the fiscal year ended September 30, 2025, included in the Fund’s report filed on Form N-CSR (File No. 811-23820; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001676326-25-000014);

13.	The unaudited financial statements of Eaton Vance Short Duration Municipal Income ETF for the six-month period ended March 31, 2026, included in the Fund’s report on Form N-CSR (File No. 811-23820; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001676326-26-000004);

14.	A statement of additional information (“SAI”), dated October 16 , 2026, relating to this combined Proxy Statement and Prospectus.

You may request a free copy of the Statement of Additional Information relating to this combined Proxy Statement and Prospectus without charge by writing to the Funds at One Post Office Square, Boston, Massachusetts 02109, or by calling toll-free 1-800-262-1122.

You may obtain copies of an Acquired Fund’s Prospectus, related statement of additional information, and/or annual or semi-annual reports of the Acquired Funds without charge by contacting an Acquired Fund Trust at 1-800-262-1122; by visiting https://www.eatonvance.com/resources/prospectus-and-reports.html or on the EDGAR Database by visiting the SEC’s website at http://www.sec.gov.

You may obtain copies of Eaton Vance Short Duration Municipal Income ETF’s Prospectus, related statement of additional information, and/or annual or semi-annual reports without charge by contacting the Acquiring Fund Trust at 1-800-836-2414; by visiting www.eatonvance.com/products/etfs, or on the EDGAR Database by visiting the SEC’s website at http://www.sec.gov. Eaton Vance Short Duration Municipal Income ETF will be the accounting and performance survivor of its Reorganization.

The New Acquiring Funds currently have no assets or liabilities. Each New Acquiring Fund was created specifically in connection with the applicable Reorganization for the purpose of acquiring all of the assets and assuming the liabilities of the corresponding Acquired Fund and will not commence operations until the date of the Reorganization. Accordingly, the New Acquiring Funds do not have any annual or semi-annual reports to date. Each Acquired Fund other than Eaton Vance National Limited Maturity Municipal Income Fund will be the accounting and performance survivor in its respective Reorganization (subject to shareholder approval of such Reorganization), and each New Acquiring Fund, as the corporate survivor in the Reorganization, will adopt the accounting and performance history of the corresponding Acquired Fund.

Each Fund is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and, as a result, file reports and other information with the SEC. Information about the Funds, including reports, this combined Proxy Statement and Prospectus, and the Statement of Additional Information relating to this combined Proxy Statement and Prospectus, is available on the SEC’s website at www.sec.gov. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

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AN INVESTMENT IN EACH ACQUIRING FUND IS NOT GUARANTEED OR ENDORSED BY A BANK, IS NOT A BANK DEPOSIT OR OBLIGATION THEREOF, AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN EACH ACQUIRING FUND INVOLVES INVESTMENT RISK, AND YOU MAY LOSE MONEY INVESTING IN THE ACQUIRING FUND.

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SUMMARY

This is only a summary of certain information contained in this combined Proxy Statement and Prospectus. Shareholders should carefully read the information contained in the rest of this combined Proxy Statement and Prospectus, including the Plan relating to each Reorganization, a form of which is attached to this combined Proxy Statement and Prospectus in Appendix A. For purposes of this combined Proxy Statement and Prospectus, the terms “shareholder”, “you”, and “your” refer to shareholders of each Acquired Fund. If you own shares of more than one Acquired Fund, please consider certain references to an Acquired Fund to refer to your Acquired Funds and certain references to a Reorganization to refer to all applicable Reorganizations.

On what proposal am I being asked to vote?

You are being asked to vote on a proposal to reorganize your Acquired Fund into the corresponding exchange-traded fund (“ETF”) identified below pursuant to the applicable Plan (a “Proposal”):

Acquired Fund	Acquiring Fund	Name of the Reorganization
The following Reorganizations are referred to herein as the “New Acquiring Fund Reorganizations”:
Eaton Vance National Municipal Income Fund	Eaton Vance National Municipal Income ETF	National Municipal Income Reorganization
Eaton Vance California Municipal Opportunities Fund	Eaton Vance California Municipal Opportunities ETF	California Municipal Opportunities Reorganization
Eaton Vance New York Municipal Income Fund	Eaton Vance New York Municipal Income ETF	New York Municipal Income Reorganization
Eaton Vance Municipal Opportunities Fund	Eaton Vance Municipal Opportunities ETF	Municipal Opportunities Reorganization
Eaton Vance National Ultra-Short Municipal Income Fund	Eaton Vance National Ultra-Short Municipal Income ETF	National Ultra-Short Municipal Income Reorganization
Eaton Vance Short Duration Municipal Opportunities Fund	Eaton Vance Short Duration Municipal Opportunities ETF	Short Duration Municipal Opportunities Reorganization
Eaton Vance High Yield Municipal Income Fund	Eaton Vance High Yield Municipal Income ETF	High Yield Municipal Income Reorganization
The following Reorganization is referred to herein as the “Existing Acquiring Fund Reorganization”:
Eaton Vance National Limited Maturity Municipal Income Fund	Eaton Vance Short Duration Municipal Income ETF	National Limited Maturity Municipal Income Reorganization

Each Acquired Fund currently operates as an open-end mutual fund. If Acquired Fund Shareholders approve the applicable Reorganization, the Acquired Fund will be reorganized into an ETF through the reorganization of the Acquired Fund into the corresponding Acquiring Fund. As summarized in this combined Proxy Statement and Prospectus, there are certain similarities and differences between each Acquired Fund and its corresponding Acquiring Fund, including important structural differences and related differences in principal risks .

With respect to each Acquired Fund and its corresponding Acquiring Fund, each Plan provides for: (i) the acquisition by the Acquiring Fund Trust, on behalf of the Acquiring Fund, of all of the assets of the Acquired Fund; (ii) the assumption by the Acquiring Fund Trust, on behalf of the Acquiring Fund, of the liabilities of the Acquired Fund; and (iii) (a) with respect to shareholders of the Acquired Fund (“Acquired Fund Shareholders”) who hold shares of the Acquired Fund (“Acquired Fund Shares”) through a brokerage account that can accept shares of the Acquiring Fund (“Acquiring Fund Shares”), the distribution of Acquiring Fund Shares, and cash distributions to such Acquired Fund Shareholders in lieu of fractional Acquiring Fund Shares , equal to the aggregate net asset value of the Acquired Fund Shares held by such Acquired Fund Shareholders ; (b) with respect to Acquired Fund Shareholders who do not hold Acquired Fund Shares through a brokerage account that can accept Acquiring Fund Shares and who take no action (i.e., Acquired Fund Shareholders who hold Acquired Fund Shares through a non-accommodating brokerage account,

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a non-accommodating retirement account, or an account directly with the Fund’s transfer agent) , the distribution of cash equal to the aggregate net asset value of the Acquired Fund Shares held by such Acquired Fund Shareholders; and (c) with respect to Acquired Fund Shareholders who hold Acquired Fund Shares through an individual retirement account held directly with the Fund (“IRA Shareholders”), the exchange of Class A Acquired Fund Shares for Class A Shares of Eaton Vance Short Duration Government Income Fund, Class C Acquired Fund Shares for Class C Shares of Eaton Vance Short Duration Government Income Fund, Class I Acquired Fund Shares for Class I Shares of Eaton Vance Short Duration Government Income Fund, and Advisers Class Acquired Fund Shares for Advisers Class Shares of Eaton Vance Short Duration Government Income Fund (the Shares of Eaton Vance Short Duration Government Income Fund are referred to collectively herein as “Short Duration Government Income Fund Shares”) equal in value to the aggregate net asset value of such Acquired Fund Shares held by IRA Shareholders unless the shareholder provides alternative direction prior to the Account Redemption/Exchange Date (as defined below), in liquidation of the Acquired Fund. Fund direct IRAs are not currently eligible to hold Class W shares of Eaton Vance High Yield Municipal Income Fund.

Subject to shareholder approval, each Reorganization is currently anticipated to occur on the date listed below before the open of trading (each, a “Closing Date”).

	Acquired Funds	Closing Date
Stage 1 Reorganizations	Eaton Vance National Municipal Income Fund Eaton Vance National Limited Maturity Municipal Income Fund	January 25, 2027
Stage 2 Reorganizations

Eaton Vance High Yield Municipal Income Fund

Eaton Vance California Municipal Opportunities Fund

Eaton Vance Short Duration Municipal Opportunities Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance National Ultra-Short Municipal Income Fund

Eaton Vance New York Municipal Income Fund

February 8, 2027

If a Reorganization is approved by the relevant Acquired Fund’s shareholders, Acquired Fund Shareholders who do not wish to have their Acquired Fund Shares exchanged for Acquiring Fund Shares as part of the Reorganization should consider redeeming their shares prior to the Account Redemption/Exchange Date. If you redeem your shares, you generally will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them. If, instead, you receive Acquiring Fund Shares in exchange for your Acquired Fund Shares as part of the Reorganization, you generally will not recognize any taxable gain or loss on such exchange. See the section entitled “What are the federal income tax consequences of the Reorganizations?” below.

Acquired Fund Shareholders will vote separately on the proposed Reorganization of their respective Acquired Fund, and a Reorganization will be effected as to a particular Acquired Fund only if that Acquired Fund’s shareholders approve the Reorganization and certain closing conditions are satisfied or waived. The consummation of each Reorganization is not contingent upon approval of any other Reorganization.

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How will the Reorganizations be implemented?

Each Reorganization is subject to approval by corresponding Acquired Fund Shareholders. If approved by the relevant Acquired Fund’s shareholders, each Plan provides for the transfer of all of the assets of an Acquired Fund to its corresponding Acquiring Fund, in exchange for the assumption by the Acquiring Fund of the liabilities of such Acquired Fund and Acquiring Fund Shares having an aggregate net asset value (“NAV”) equal to the aggregate net asset value of the Acquired Fund (except as noted below) followed immediately by the distribution by the Acquired Fund to its shareholders of the portion of Acquiring Fund Shares to which the shareholder is entitled in complete liquidation of the Acquired Fund.

Acquiring Fund Shares will be transferred to each Acquired Fund Shareholder’s brokerage account, except as described below, and the Acquired Fund Shareholder would receive cash in lieu of fractional shares. If a shareholder does not hold Acquired Fund Shares through a brokerage account that can accept corresponding Acquiring Fund Shares and the shareholder does not take action prior to the date listed below (the “Account Redemption/Exchange Date”) , the Acquired Fund Shareholder will not receive Acquiring Fund Shares as part of the Reorganization.

	Acquired Funds	Account Redemption/Exchange Date
Stage 1 Reorganizations	Eaton Vance National Municipal Income Fund Eaton Vance National Limited Maturity Municipal Income Fund	January 20, 2027
Stage 2 Reorganizations

Eaton Vance High Yield Municipal Income Fund

Eaton Vance California Municipal Opportunities Fund

Eaton Vance Short Duration Municipal Opportunities Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance National Ultra-Short Municipal Income Fund

Eaton Vance New York Municipal Income Fund

February 3, 2027

As described in more detail below, the following account types cannot hold shares of ETFs:

o	Non-Accommodating Brokerage Accounts: If you hold Acquired Fund Shares in a brokerage account with a financial intermediary that only allows the client to hold shares of mutual funds in the account and you do not take any action prior to the Account Redemption/Exchange Date, your investment will be liquidated and you will receive cash equal in value to the aggregate NAV of your Acquired Fund Shares.
o	Non-Accommodating Retirement Accounts: If you hold Acquired Fund Shares through an individual retirement account (“IRA”) or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Account Redemption/Exchange Date or, if applicable, your financial intermediary may transfer your
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investment in an Acquired Fund to a different investment option prior to the Account Redemption/Exchange Date. If neither action is taken, your investment will be liquidated and your retirement account will receive cash equal in value to the aggregate NAV of your Acquired Fund Shares.
o	Fund Direct Accounts: If you hold Acquired Fund Shares in an account directly with the Acquired Fund at its transfer agent, BNY Mellon Investment Servicing (US) Inc. (“BNY”) (a “fund direct account”) and you do not take any action prior to the Account Redemption/Exchange Date, your investment will be liquidated and you will receive cash equal in value to the aggregate NAV of your Acquired Fund Shares.
o	Fund Direct IRA: If you hold Acquired Fund Shares through an IRA directly with the Acquired Fund (a “fund direct IRA”) and do not take action to transfer the investment in the Acquired Fund to a different investment option prior to the Account Redemption/Exchange Date, on the Account Redemption/Exchange Date, IRA Shareholders’ Acquired Fund Shares will be exchanged for Short Duration Government Income Fund Shares equal in value to the aggregate NAV of the IRA Shareholder’s Acquired Fund Shares unless the shareholder provides alternative direction prior to the Account Redemption/Exchange Date.

The liquidation of your investment or exchange to Short Duration Government Income Fund Shares described above will occur on the Account Redemption/Exchange Date.

In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses and may also be subject to tax if you hold your shares in a taxable account. It may take time for you to receive your cash.

After Acquiring Fund Shares are distributed to the Acquired Fund Shareholders, the Acquired Fund will be completely liquidated and dissolved. Subject to shareholder approval, and as a result of a Reorganization, you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring Fund, other than as described in this combined Proxy Statement and Prospectus and the Plan. This exchange will occur on the Closing Date applicable to that Reorganization, which is the specific date on which the Reorganization takes place. The Closing Date is subject to change. The Acquired Fund in which you hold shares will publicly disclose any changes to the applicable Closing Date.

Why are the Reorganizations being proposed and did the Board approve each Reorganization?

Boston Management and Research (“BMR”) serves as the investment adviser to each Acquired Fund except Eaton Vance Municipal Opportunities Fund and Eaton Vance Short Duration Municipal Opportunities Fund. Eaton Vance Management (“Eaton Vance” and, together with BMR, the “Acquired Fund Advisers”) serves as the investment adviser to Eaton Vance Municipal Opportunities Fund and Eaton Vance Short Duration Municipal Opportunities Fund. Morgan Stanley Investment Management Inc. (“MSIM” or the “Acquiring Fund Adviser”) serves as investment adviser to each Acquiring Fund. Each of Eaton Vance, BMR, and MSIM is an indirect wholly-owned subsidiary of Morgan Stanley.

After careful consideration of factors it deemed relevant, including the potential impact of each Reorganization on different subsets of the Acquired Fund’s shareholders, the Acquired Fund Advisers proposed to the Acquired Funds Board that each Acquired Fund be reorganized into its corresponding Acquiring Fund because of certain anticipated benefits, including benefits associated with the ETF structure, which the Acquired Fund Advisers believe will better serve the interests of Acquired Fund Shareholders. As discussed in more detail below, these benefits include anticipated lower net expenses (except for Class W shares of Eaton Vance High Yield Municipal Income Fund, as discussed below) as well as additional trading flexibility, increased transparency, and the potential for enhanced tax efficiency.

Most shareholders are anticipated to benefit directly from the expected lower total annual fund operating expenses. In this regard, following each Reorganization, the applicable Acquiring Fund is expected to have lower gross annual fund operating expenses than those of each share class of its corresponding Acquired Fund. In addition, the applicable Acquiring Fund is expected to have lower net annual fund operating expenses than those of each share class of its corresponding Acquired Fund, other than Class W shares of Eaton Vance High Yield Municipal Income Fund, as described herein. Class W shares of Eaton Vance High Yield Municipal Income Fund have lower net annual fund operating expenses than the corresponding Acquiring Fund.

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In addition, current Acquired Fund Shareholders are expected to benefit from the potential for greater cash efficiency with the ETF structure. ETFs typically do not have to maintain as large cash positions or sell as many securities to meet redemption requests as mutual funds. Accordingly, each Acquiring Fund may operate with less cash and incur lower transaction costs than its corresponding Acquired Fund.

Current Acquired Fund Shareholders may benefit from the potential for greater tax efficiency with the ETF structure with respect to the management of capital gains distributions, as ETFs generally experience fewer portfolio transactions than mutual funds due to the secondary market liquidity of the ETF structure. While the tax treatment of ETFs and mutual funds is the same, the mechanics of the creation and redemption process for ETFs allow ETFs to acquire securities in-kind and redeem securities in-kind, which generally allows shareholders of an ETF to defer the realization of capital gains as the result of the ETF’s portfolio transactions. However, given that the Acquiring Funds will effect some or all of their creations and redemptions for cash rather than in-kind, a shareholder will not benefit from the greater tax efficiency of the ETF structure to the same extent as a shareholder of an ETF that effects all of its creations and redemptions in-kind.

Acquired Fund Shareholders are also expected to benefit from substantial continuity in the way investments are managed. With respect to the National Municipal Income Reorganization, California Municipal Opportunities Reorganization, New York Municipal Income Reorganization, Municipal Opportunities Reorganization, National Ultra-Short Municipal Income Reorganization, Short Duration Municipal Opportunities Reorganization, and High Yield Municipal Income Reorganization, the Acquired Fund and Acquiring Fund have substantially the same investment objectives, and substantially the same principal investment strategies. With respect to the National Limited Maturity Municipal Income Reorganization, the Acquired Fund and Acquiring Fund have substantially the same investment objectives and substantially similar investment strategies due to some limited differences as described herein. In addition, each Acquired Fund is subject to substantially similar fundamental investment policies as the corresponding Acquiring Fund, subject to some limited differences as described herein.

The Acquiring Funds have or will have the benefits of operating in the ETF structure. Although each Acquiring Fund is or will be subject to substantially similar investment risks as its corresponding Acquired Fund, each Acquiring Fund is or will also be subject to certain ETF-specific risks. There are certain other differences between the risks of each Acquiring Fund and its corresponding Acquired Fund, as described in the section entitled “Comparison of the Funds’ Risks” below.

As shareholders of ETFs following the Reorganizations, shareholders may bear certain costs with respect to maintaining brokerage accounts and buying and selling Acquiring Fund Shares in the secondary market that the shareholders do not experience as Acquired Fund Shareholders. However, Acquiring Fund Shareholders after the Reorganizations would not bear expenses specific to mutual funds, including sales charges for applicable share classes of the Acquired Funds.

The Acquired Funds Board, which is comprised solely of Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (collectively, the “Independent Trustees”), determined that, with respect to each Acquired Fund and Reorganization, participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing Acquired Fund Shareholders will not be diluted as a result of the Reorganization. The Acquired Funds Board made these determinations after carefully considering and giving appropriate weight to various factors that are discussed in this combined Proxy Statement and Prospectus, under the discussion in the section entitled “Reasons for the Reorganizations.” The Board of Trustees of the Acquiring Fund Trust made corresponding findings with respect to each Acquiring Fund.

The Acquired Funds Board unanimously recommends that you vote in favor of (i.e., FOR) your Acquired Fund’s Reorganization.

How will the Reorganizations affect me?

If your Acquired Fund’s Reorganization is approved by shareholders and your Acquired Fund’s Reorganization is consummated, you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the corresponding Acquiring Fund, other than as described in this Proxy Statement and Prospectus and the Plan. As described in more detail above, upon completion of your Acquired Fund’s Reorganization, if you hold your Acquired

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Fund Shares through a brokerage account that can hold Acquiring Fund Shares, you will receive Acquiring Fund Shares having an aggregate NAV equal to the aggregate NAV of the Acquired Fund Shares you owned on the Closing Date of the Reorganization. Acquiring Fund Shares are not issued in fractional shares. As a result, cash will be paid to Acquired Fund Shareholders in lieu of fractional shares, which may be taxable. If you do not own your Acquired Fund Shares through a brokerage account that can hold Acquiring Fund Shares on the Account Redemption/Exchange Date, you will receive cash or, if you are an IRA Shareholder, your Acquired Fund shares will be exchanged for Short Duration Government Income Fund Shares equal to the value of the Acquired Fund Shares you owned on the Account Redemption/Exchange Date. In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses and generally will be subject to tax if you hold your shares in a taxable account.

In order to receive Acquiring Fund Shares as part of a Reorganization, you must hold your Acquired Fund Shares through a brokerage account that can accept corresponding Acquiring Fund Shares on the Account Redemption/Exchange Date. If you do not currently hold your Acquired Fund Shares through a brokerage account that can hold Acquiring Fund Shares and you do not take action prior to the Account Redemption/Exchange Date , you will not receive Acquiring Fund Shares as part of a Reorganization. The following account types cannot hold shares of ETFs:

•	Non-Accommodating Brokerage Accounts: If you hold Acquired Fund Shares in a brokerage account with a financial intermediary that only allows the client to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares. If such a change is not made before the Account Redemption/Exchange Date, you will not receive Acquiring Fund Shares as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the aggregate NAV of your Acquired Fund Shares.
•	Non-Accommodating Retirement Accounts: If you hold Acquired Fund Shares through an IRA or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Account Redemption/Exchange Date or, if applicable, your financial intermediary may transfer your investment in an Acquired Fund to a different investment option prior to the Account Redemption/Exchange Date. If neither action is taken, your investment will be liquidated and your retirement account will receive cash equal in value to the aggregate NAV of your Acquired Fund Shares.
•	Fund Direct Accounts: If you hold Acquired Fund Shares in a fund direct account, you should transfer your Acquired Fund Shares to a brokerage account that can accept corresponding Acquiring Fund Shares prior to the Account Redemption/Exchange Date. If such a change is not made before the Account Redemption/Exchange Date, you will not receive Acquiring Fund Shares as part of the Reorganization. Instead, your investment will be liquidated, and you will receive cash equal in value to the aggregate NAV of your Acquired Fund Shares.
•	Fund Direct IRA: If you hold Acquired Fund Shares through a fund direct IRA and do not take action to transfer the investment in the Acquired Fund to a different investment option prior to the Account Redemption/Exchange Date, your Acquired Fund Shares will be exchanged for Short Duration Government Income Fund Shares equal in value to the aggregate NAV of your Acquired Fund Shares unless you provide alternative direction prior to the Account Redemption/Exchange Date. In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses. In addition, the liquidation or transfer of your investment generally will be subject to tax if you hold your investment in a taxable account.

It may take time for you to receive your cash. Please consult with your financial intermediary or tax advisor for more information on the impact that your Acquired Fund’s Reorganization would have on you and your investments.

If you do not currently hold your Acquired Fund Shares through a brokerage account that can hold Acquiring Fund Shares, please see the separate Q&A that accompanies this combined Proxy Statement and Prospectus for additional actions that you must take to receive Acquiring Fund Shares as part of a Reorganization.

Other than the approval by the requisite vote of Acquired Fund Shareholders, no other action on the part of the Acquired Funds or their shareholders is required for shareholders that hold Acquired Fund Shares through a brokerage account that can hold Acquiring Fund Shares. If you wish to obtain Acquiring Fund Shares in a Reorganization,

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it is important for you to determine that you hold your Acquired Fund Shares in the type of account that can accommodate the receipt of the ETF shares that will be received in the Reorganization.

In addition, after the Reorganization, individual Acquiring Fund Shares may only be purchased and sold in the secondary market. Should you decide to purchase or sell Acquiring Fund Shares after the Reorganization, you will need to place a trade through a broker who will execute your trade in the secondary market at prevailing market prices. Following a Reorganization, shareholders may bear certain costs with respect to maintaining brokerage accounts and buying and selling Acquiring Fund Shares in the secondary market that shareholders do not experience as Acquired Fund Shareholders. Because Acquiring Fund Shares will trade at market prices rather than at NAV, Acquiring Fund Shares may trade at a price less than (discount) or greater than (premium) the Acquiring Fund’s NAV per share. As with all ETFs, your broker may charge a commission for purchase and sales transactions. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security.

Further, each of the Acquired Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio, but with different availability and eligibility criteria, sales charges, expenses, dividends and distributions. In contrast, the Acquiring Funds do not currently issue multiple classes of shares. Unlike Acquired Fund Shareholders, Acquiring Fund Shareholders will not own a particular class of shares.

The Acquired Funds are series of the Acquired Fund Trusts, each of which is a Massachusetts business trust. The Acquired Funds are governed by the Acquired Funds Board, which is responsible for overseeing the Acquired Funds. The Acquiring Funds are series of the Acquiring Fund Trust, which is a Delaware statutory trust. The Acquiring Fund Trust is governed by the Acquiring Funds Board, which is responsible for overseeing all business activities of the Acquiring Funds. The Acquired Funds Board and Acquiring Funds Board are currently separate Boards. The Acquired Funds and the Acquiring Funds also have different service providers, as described below.

How will the number of Acquiring Fund Shares that I will receive be determined?

If you hold your Acquired Fund Shares through a brokerage account that can hold Acquiring Fund Shares, you will receive your pro rata share of the Acquiring Fund Shares received by the Acquired Fund in the Reorganization and cash in lieu of fractional Acquiring Fund Shares. As described in the combined Proxy Statement and Prospectus, if you do not own your Acquired Fund Shares through a brokerage account that can hold Acquiring Fund Shares and you do not take action prior to the Account Redemption/Exchange Date, you will receive cash or, if you are an IRA Shareholder, your Acquired Fund Shares will be exchanged for Short Duration Government Income Fund Shares equal to the value of the Acquired Fund Shares you owned on the Account Redemption/Exchange Date.

The number of shares that an Acquired Fund’s shareholders will receive will be based on the relative NAVs of the Acquired Fund and the Acquiring Fund as of the regular close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 pm Eastern Time) on the business day immediately preceding the Closing Date and after the payment or declaration of any distributions or other amounts by the Acquired Fund. The Acquired Fund’s assets will be valued pursuant to the valuation procedures with respect to the Acquired Fund Trusts, which are the same as those used for the Acquiring Funds.

What are the differences between an ETF (like an Acquiring Fund) and a mutual fund (like an Acquired Fund)?

ETFs are structurally different from mutual funds in several important aspects:

•	A mutual fund may offer multiple share classes with different sales charges, expenses, and/or minimum investments. The Acquiring Funds, as ETFs, do not currently issue multiple classes of shares.
•	A mutual fund investor may purchase and redeem shares directly from the mutual fund (through a distributor or a financial intermediary). Most ETF investors will buy and sell shares in secondary market transactions through brokers.
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•	A mutual fund generally will accept purchase and redemption orders from any shareholders, and only on days that the mutual fund is open for business, and those orders will be effected at that day’s NAV per share. An ETF will issue or redeem shares at its NAV per share only in one or more groupings of a large specified number of shares called a “Creation Unit,” on days that the ETF is open for business. Only an ETF’s “authorized participants” are permitted to engage in creation or redemption transactions directly with the ETF. All other shareholders will buy and sell shares of the ETF on an exchange at market price, which may be above (at a premium), at, or below (at a discount) NAV or the intraday value of the ETF’s holdings. An authorized participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with an Acquiring Fund and/or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of Creation Units.

As a result of these structural differences, there are certain anticipated benefits associated with the ETF structure, including, but not limited to the following:

•	Additional Trading Flexibility. As a shareholder of an Acquired Fund, you can only purchase or redeem Acquired Fund Shares at a price based on the Acquired Fund’s NAV that is next calculated after your order is received by the Acquired Fund. This NAV is calculated once per business day. As a shareholder of an Acquiring Fund, however, you will have additional trading flexibility by being able to purchase and sell Acquiring Fund Shares throughout a trading day on the secondary market. These trades will occur at market prices, which may be higher or lower than the Acquiring Fund’s NAV per share. This intraday liquidity will give you the opportunity to act on purchase and sale decisions immediately, rather than waiting to transact at the Acquiring Fund’s next determined NAV.
•	Increased Transparency. Currently, the Acquired Funds only provide periodic disclosure of their complete portfolio holdings. Each Acquiring Fund does or will make its complete portfolio holdings public each business day. This holdings information, along with other information about the Acquiring Funds, is or will be found on each Acquiring Fund’s website at www.eatonvance.com.
•	Potential for Enhanced Tax Efficiency. Current Acquired Fund Shareholders are expected to benefit directly from the potential for greater tax efficiency and trading efficiency with the ETF structure, as ETFs generally experience fewer portfolio transactions than mutual funds due to the secondary market liquidity of the ETF structure. However, given that the Acquiring Funds effect or will effect some or all of their creations and redemptions in cash rather than in-kind, a shareholder will not benefit from the greater tax efficiency of the ETF structure to the same extent as a shareholder of an ETF that effects all of its creations and redemptions in-kind.

There are, however, certain risks associated with the ETF structure as well, including, but not limited to the following:

•	Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Acquiring Fund. The Acquiring Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Acquiring Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Acquiring Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV and possibly face trading halts and/or delisting.
•	Cash Transactions Risk. Unlike certain ETFs, the Acquiring Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Acquiring Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
•	Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Acquiring Fund’s NAV, the intra-day value of the Acquiring Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below, or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility, or potential lack of an active trading market
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for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Acquiring Fund’s holdings. You may pay significantly more or receive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Acquiring Fund’s shares varies over time based on the Acquiring Fund’s trading volume and market liquidity and may increase if the Acquiring Fund’s trading volume, the spread of the Acquiring Fund’s underlying securities, or market liquidity decrease.

Following a Reorganization, shareholders may bear certain costs with respect to maintaining brokerage accounts and buying and selling Acquiring Fund Shares in the secondary market that shareholders do not experience as Acquired Fund Shareholders.

Who will bear the costs associated with the Reorganizations?

Each Acquired Fund will pay the costs associated with its applicable Reorganization (including the legal costs associated with the Reorganization) and any transaction costs incurred by the Acquired Fund related to the disposition and acquisition of assets as part of the Reorganization. If a Reorganization is not consummated, MSIM will pay for the costs associated with such Reorganization.

The Acquired Fund Advisers currently expect that any repositioning costs associated with the Reorganizations will be de minimis.

The costs of a Reorganization include, but are not limited to, preparation and filing of the Registration Statement and printing and distribution of the combined Proxy Statement and Prospectus, legal fees, accounting fees, and securities registration fees. Transaction costs related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that are incurred in the ordinary course of business will not be considered costs of a Reorganization for this purpose. In addition, Acquired Fund Trust, on behalf of the Acquired Funds, may employ EQ Fund Solutions, LLC as the proxy solicitor to provide proxy solicitation services in connection with the Meeting. Please see “Information About the Plans – Who will pay the expenses of the Reorganizations?” on page 84 for additional information.

What are the federal income tax consequences of the Reorganizations?

As a condition to the closing of each Reorganization, the Acquired Fund and the Acquiring Fund must receive an opinion of Ropes & Gray LLP to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that neither you nor, in general, an Acquired Fund will recognize a gain or loss as a direct result of the Reorganization of an Acquired Fund (except with respect to cash received by a shareholder), and the holding period and aggregate tax basis for the Acquiring Fund Shares that you receive will be the same as the holding period and aggregate tax basis of the Acquired Fund Shares that you surrender in the Reorganization. Shareholders who hold fractional Acquired Fund Shares will receive cash compensation in lieu of fractional Acquiring Fund Shares (because ETFs do not offer or make available fractional shares). Such shareholders will generally be required to recognize a gain or loss upon the receipt of cash as value for their fractional Acquired Fund Shares.

Prior to the consummation of a Reorganization, shareholders may redeem their Acquired Fund Shares, generally resulting in the recognition of a gain or loss for U.S. federal income tax purposes based on the difference between shareholders’ tax basis in the shares and the amount received for them.

To fund any such redemptions occurring in connection with and/or prior to a Reorganization, an Acquired Fund may need to dispose of portfolio securities, which could generate net realized capital gains for the Acquired Fund. Such net realized gains may, in turn, result in taxable distributions to shareholders, either by the Acquired Fund prior to the applicable Reorganization or by the corresponding Acquiring Fund after the Reorganization, depending on the timing and nature of the distributions and the applicable Reorganization.

In addition, shareholders who do not hold their Acquired Fund Shares in a brokerage account that can hold shares of an ETF and who do not transfer their shares to such a brokerage account prior to the Account Redemption/Exchange Date will receive a cash payment in liquidation of their Acquired Fund Shares. Such shareholders will generally be required to recognize gain or loss upon the receipt of cash for their Acquired Fund Shares, based on such shareholders’

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adjusted tax basis in their Shares. Shareholders holding Acquired Fund Shares through a fund direct IRA who do not take action prior to the Account Redemption/Exchange Date, will have their Acquired Fund Shares liquidated and the proceeds reinvested in Short Duration Government Income Fund Shares equal in value to the NAV of their Acquired Fund Shares on the Account Redemption/Exchange Date. Because such Acquired Fund Shares are currently held in a non-taxable account, distributions and redemption proceeds with respect to those shares generally will not be currently taxable to the shareholder if those amounts, including any Eaton Vance Short Duration Government Income Fund shares purchased with redemption proceeds, remain in the non-taxable account.

Prior to the closing of the National Limited Maturity Municipal Income Reorganization, Eaton Vance National Limited Maturity Municipal Income Fund will, and Eaton Vance Short Duration Municipal Income ETF may, declare a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to shareholders all of the Fund’s investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization (including any gains resulting from portfolio transitioning by Eaton Vance National Limited Maturity Municipal Income Fund in anticipation of the Reorganization). Each other Acquired Fund participating in a Reorganization may likewise pay such a distribution, but they are not required to do so.

Shareholders should consult their tax advisors regarding the effect, if any, of each Reorganization, in light of their individual circumstances. Shareholders should also consult their tax advisors about state and local tax consequences. For more information about the tax consequences of the Reorganizations, please see the section entitled “Information About the Plans—What are the tax consequences of the Reorganizations?”

How do the Funds’ investment objectives, principal investment strategies, and fundamental investment policies compare?

With respect to the National Municipal Income Reorganization, California Municipal Opportunities Reorganization, New York Municipal Income Reorganization, Municipal Opportunities Reorganization, National Ultra-Short Municipal Income Reorganization, Short Duration Municipal Opportunities Reorganization, and High Yield Municipal Income Reorganization, the Acquired Fund and Acquiring Fund have substantially the same investment objectives and substantially the same principal investment strategies. With respect to the National Limited Maturity Municipal Income Reorganization, the Acquired Fund and Acquiring Fund have substantially the same investment objectives, as well as substantially similar principal investment strategies. For additional discussion comparing the investment objectives and principal investment strategies of the Acquired Funds and their corresponding Acquiring Funds, please see “Comparison of the Funds’ Investment Objectives and Principal Investment Strategies.”

Each Acquired Fund and its corresponding Acquiring Fund have adopted substantially similar fundamental investment policies, except with respect to investments in commodities and purchasing securities on margin and, for certain Funds, making loans . Fundamental investment policies may not be changed without prior shareholder approval. The differences in fundamental investment policies are not expected to result in or reflect any material difference in the way in which the Acquiring Funds will be managed by MSIM compared to the way in which the corresponding Acquired Fund is currently managed by the Acquiring Fund Advisers. For additional discussion comparing the investment policies of the Acquired Funds and their corresponding Acquiring Funds, please see “Comparison of Fundamental and Non-Fundamental Investment Policies.”

What are the principal risks of an investment in the Acquiring Funds?

An investment in each Acquiring Fund involves principal risks common to most open-end funds, including that there is no guarantee against losses resulting from investments in the Acquiring Funds, nor that the Acquiring Funds will achieve their investment objectives, and you may lose money if you invest in the Acquiring Funds, and principal risks specifically associated with the principal investment strategies and portfolio of each Acquiring Fund. The principal risks associated with an investment in the Acquiring Fund Shares and its corresponding Acquired Fund are substantially similar, except that each Acquiring Fund is subject to certain principal risks specific to operating as an ETF, as noted above. As described in the section entitled “Comparison of the Funds’ Risks” below , with respect to the National Limited Maturity Municipal Income Reorganization, there are certain additional differences in risks based on the different investment exposures of the Funds. With respect to each Reorganization, there are certain other differences between the risks for each Acquiring Fund and those of the corresponding Acquired Fund that are not

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expected to result in or reflect any material differences in how each Acquired Fund is currently managed compared to how its corresponding Acquiring Fund is expected to be managed.

For further information about the risks of investments in the Funds, see the section entitled “Comparison of the Funds’ Risks” below.

How will the Reorganizations affect my fees and expenses?

Following each Reorganization, the applicable Acquiring Fund is expected to have lower gross annual fund operating expenses than those of each share class of its corresponding Acquired Fund. In addition, the applicable Acquiring Fund is expected to have lower net annual fund operating expenses than those of each share class of its corresponding Acquired Fund, other than Class W shares of Eaton Vance High Yield Municipal Income Fund, as described herein. Class W shares of Eaton Vance High Yield Municipal Income Fund have lower net annual fund operating expenses than the corresponding Acquiring Fund. Each Acquiring Fund employs a unitary fee structure pursuant to which MSIM bears all operating expenses of the Fund, subject to certain exceptions. A comparison of the fees and expenses of the Acquired Funds and Acquiring Funds is provided in the section entitled, “Comparison of the Funds’ Fees and Expenses” below. Appendix F contains information regarding the Funds’ capital structures as of September 30 , 2026.

What are the distribution arrangements for the Funds?

The Acquired Funds are distributed by Eaton Vance Distributors, Inc. (the “Acquired Funds’ Distributor”) and the Acquiring Funds will be distributed by Foreside Fund Services, LLC (the “Acquiring Funds’ Distributor” and together with the Acquired Funds’ Distributor, the “Distributors”). Each Distributor is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. The Acquiring Funds’ Distributor or its agent distributes Creation Units (as defined below) for the Acquiring Funds on an agency basis. The Acquiring Funds’ Distributor does not maintain a secondary market in Acquiring Fund Shares. The Acquiring Funds’ Distributor has no role in determining the investment policies of the Acquiring Funds or the securities that are purchased or sold by the Acquiring Funds.

With respect to each Acquiring Fund, the Acquiring Fund Trust has adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act (“Acquiring Funds’ 12b-1 Plan”). Under the Acquiring Funds’ 12b-1 Plan, each Acquiring Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to Acquiring Fund Shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No Rule 12b-1 fees are currently paid by any Acquiring Fund, and there are no current plans to impose these fees. However, Rule 12b-1 fees may be imposed in the future without shareholder approval.

Each Acquired Fund Trust has adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act (“Acquired Funds’ 12b-1 Plan”) with respect to certain classes of Acquired Fund Shares. Certain share classes of the Acquired Funds may also be subject to a sales charge. For more information regarding the Acquired Funds’ distribution arrangements, you may refer to the applicable Acquired Fund prospectus incorporated by reference to this Proxy Statement and Prospectus under the section entitled “Shareholder Information – Distribution and Service Fees.”

Appendix C to this Proxy Statement and Prospectus contains additional information regarding the Acquiring Funds’ distribution arrangements under the section entitled “Shareholder Information – Distribution of Fund Shares.”

What are the Funds’ arrangements for purchases, exchanges, and redemptions?

The Acquired Funds and the Acquiring Funds have different procedures for purchasing, exchanging, and redeeming shares, which are summarized below. You may refer to the applicable Acquired Fund prospectus incorporated by reference to this combined Proxy Statement and Prospectus under the sections entitled “Purchasing Shares,” “Sales Charge(s),” “Redeeming Shares,” and “Shareholder Account Features” for the procedures applicable to purchases, exchanges and redemptions of the Acquired Fund Shares. Appendix C to this combined Proxy Statement and Prospectus contains additional information relating to the purchase and redemption of Acquiring Fund Shares under the “Shareholder Information” section. The Acquiring Funds do not have exchange privileges.

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Acquiring Funds

Acquiring Fund Shares would only be able to be acquired or redeemed directly from the Acquiring Fund at NAV only in Creation Units or multiples thereof. Individual Acquiring Fund Shares would only be purchased and sold in secondary market transactions through a broker or dealer at market price. Because shares trade at market prices, rather than NAV, Acquiring Fund Shares may trade at a price greater than NAV (i.e., a premium) or less than NAV (i.e., a discount).

You may incur costs attributable to the difference between the highest price a buyer is willing to pay for shares (bid) and the lowest price a seller is willing to accept for shares (ask) (the “bid-ask spread”) when buying or selling shares in the secondary market. Recent information, including information about an Acquiring Fund’s NAV, market price, premiums and discounts, and bid-ask spreads (when available), will be available on the Acquiring Fund’s website at www.eatonvance.com.

Acquiring Fund Shares would be listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day at market price like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Acquiring Fund Shares listing will continue or remain unchanged. The Acquiring Fund Trust would not impose any minimum investment for Acquiring Fund Shares purchased on an exchange. Buying or selling an Acquiring Fund’s shares involves certain costs that apply to all securities transactions. When buying or selling Acquiring Fund Shares through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for Acquiring Fund Shares based on its trading volume and market liquidity, and is generally less if the Acquiring Fund Shares have more trading volume and market liquidity and more if the Acquiring Fund Shares has less trading volume and market liquidity.

The Existing Acquiring Fund’s primary listing exchange is NYSE Arca. The New Acquiring Fund’s primary listing exchange will be Nasdaq. Each Exchange is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Board of Trustees of the Acquiring Fund Trust (the “Acquiring Funds Board”) has not adopted a policy of monitoring for frequent purchases and redemptions of Acquiring Fund Shares (“frequent trading”) that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of an Acquiring Fund’s portfolio securities after the close of the primary markets for the Acquiring Fund’s portfolio securities and the reflection of that change in the Acquiring Fund’s NAV (“market timing”). The Acquiring Fund Trust believes this is appropriate because ETFs, such as the Acquiring Funds, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of Acquiring Fund Shares remains at or close to NAV. Since each Acquiring Fund issues and redeems Creation Units at NAV plus applicable transaction fees, and each Acquiring Fund’s shares may be purchased and sold on the applicable Exchange at prevailing market prices, the risks of frequent trading are limited.

Acquired Funds

Acquired Fund Shares may be purchased or sold on any day the NYSE is open for business directly from the Fund by mail (c/o BNY Mellon Investment Servicing (US) Inc.), P.O. Box 534439, Pittsburgh, PA 15253-4439, by telephone (1-800-262-1122) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Acquired Funds’ Distributor (each, a “Financial Intermediary”). In addition, you can sell Acquired Fund shares at any time by enrolling in a systematic withdrawal plan. For more information, please refer to the sections of the applicable Acquired Fund Prospectus entitled “Purchasing Shares” and “Redeeming Shares.” Class A Acquired Fund Shares may be subject to a front-end sales charge. If you sell Class A or Class C Acquired Fund Shares, your net sale proceeds are reduced by the amount of any applicable contingent deferred sales charge (“CDSC”).

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What are the Funds’ arrangements for payments to broker-dealers and other financial intermediaries?

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), MSIM, BMR, or Eaton Vance and/or the Fund’s distributor may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

If (and only if) a Reorganization is approved by Acquired Fund Shareholders, it is expected that on the first business day of the month following shareholder approval , the following Acquired Fund fees will be waived: (i) the sales charge on purchases of Class A Acquired Fund Shares; (ii) the contingent deferred sales charge (“CDSC”) on Class A and Class C Acquired Fund Shares (as applicable); (iii) the 12b-1 fees for any applicable share class of each Acquired Fund; and (iv) any finder’s fee payments applicable to any class of Acquired Fund Shares. If Acquired Fund Shareholders approve the Reorganizations at the shareholder meeting scheduled for December 3, 2026, it is expected that the waivers described above will take effect on January 4, 2027.

How do I vote my shares?

You can vote in any of the following ways:

•	Through the Internet by logging on to the website indicated on your proxy card(s);
•	By calling the toll-free phone number on your proxy card(s);
•	By mailing the enclosed proxy card(s) (each, a “Proxy”) after signing and dating; or
•	By attending the Meeting in person.

You are encouraged to follow the instructions on your proxy card(s) to vote your shares through the Internet or by telephone. Using these methods is quick and easy. No matter what method you choose, however, please carefully read this combined Proxy Statement and Prospectus before you vote.

Acquired Fund Shareholders will vote separately on each Reorganization as it relates to the Acquired Fund. A Reorganization will be effected for an Acquired Fund only if approved by shareholders of such Acquired Fund. No Reorganization is contingent on any other Reorganization. This combined Proxy Statement and Prospectus describes the Reorganizations in more detail below and provides certain comparative information pertaining to each Acquired Fund and its corresponding Acquiring Fund for your evaluation.

The Proposal is similar for each Acquired Fund, and the Acquired Fund Advisers have concluded that it is cost-effective to hold the Meeting concurrently for the Acquired Funds. You are being asked to vote separately on the Reorganization with respect to the Acquired Fund(s) that you own. If you are a shareholder of more than one Acquired Fund or of an Acquired Fund in more than one account, you will receive more than one proxy card. You should vote each card received.

If the accompanying proxy card(s) for an Acquired Fund are properly executed and returned in time, or are submitted by telephone or Internet, to be voted at the Meeting, the proxies named therein will vote the shares with respect to the Acquired Fund represented by it in accordance with the instructions marked thereon. Properly executed, but unmarked proxy cards submitted by shareholders will be voted FOR the Proposal set forth in the Notice and described in this combined Proxy Statement and Prospectus.

An executed proxy delivered to an Acquired Fund is revocable by the person giving it, prior to its exercise, by a signed writing filed with the Acquired Fund’s Secretary, by executing and delivering a later dated proxy, or by voting at the Meeting. If you hold Acquired Fund shares entitled to vote through an intermediary (such as a broker, bank, adviser or custodian), please consult with the intermediary regarding your ability to revoke voting instructions after they have been provided.

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What is the deadline for submitting my vote?

Please vote as soon as possible to help the applicable Acquired Fund receive enough votes to act on the Proposal. If you do not plan to attend the Meeting, your vote must be received by the relevant Acquired Fund(s) by 11:59 p.m., Eastern Time, on the day before the Meeting (or the day before any adjournment thereof).

Who should I call if I have questions?

If you need any assistance or have any questions regarding the Proposal or how to vote your shares, please call the proxy solicitor, EQ Fund Solutions, LLC, at (800) 706-3274 .

What are the quorum and approval requirements for the Reorganization?

The quorum requirement for the Meeting with respect to each Reorganization is the presence, in person or by proxy, of one-third (1/3) of the total number of shares of the then issued and outstanding shares of each Acquired Fund entitled to vote at such meeting. Quorum applies and is calculated separately for each Acquired Fund and each proposal.

Shareholders of each Acquired Fund will vote separately on the proposed Reorganization of their respective Acquired Fund, and a Reorganization will be effected as to a particular Acquired Fund only if that Acquired Fund’s shareholders approve the Reorganization and certain closing conditions are satisfied or waived. The consummation of each Reorganization is not contingent upon approval of any other Reorganization.

Approval of a Reorganization by the shareholders of an Acquired Fund requires the approval of the holders of a “majority of the outstanding voting securities” of the Acquired Fund, which, under the 1940 Act, means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Acquired Fund.

If a proxy card is properly executed and returned accompanied by instructions to withhold authority (an abstention), the shares represented thereby will be counted as shares present and entitled to vote for purposes of determining whether a quorum is present, but will not be counted as a vote in favor of a Reorganization. Accordingly, abstentions effectively will be a vote against a Reorganization. Ordinarily, broker non-votes, if any, would be counted as shares present and entitled to vote for purposes of determining whether a quorum is present, but would not be counted as a vote in favor of a Reorganization, and accordingly would have the same effect as a vote against the Reorganization. However, because the Reorganizations are considered non-routine under the rules of the New York Stock Exchange and it is not expected that shareholders will be asked to vote on any proposals considered routine under those rules in connection with the Meeting, it is not expected that there will be any broker non-votes in connection with the Meeting.

What if there are not enough votes to reach a quorum or to approve the Reorganization by the scheduled Meeting date?

If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes by the shareholders of an Acquired Fund in favor of the Reorganization have not been received, the person(s) presiding over the Meeting or the persons named as proxies may propose one or more adjournments or postponements of the Meeting to allow for further solicitation of votes. Any such adjournment will require the affirmative vote of the holders of a majority of the shares of that Acquired Fund that are entitled to vote and present in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of adjournment those shares that they are entitled to vote in favor of the Reorganization, and will vote against adjournment those shares required to be voted against the Reorganization.

Can shareholders submit proposals for a future shareholder meeting?

The Funds are not required and do not intend to hold regular shareholder meetings unless shareholder action is required in accordance with the 1940 Act or other applicable law or a Fund’s governing documents. Shareholders who would like to submit proposals for consideration at future shareholder meetings of an Acquired Fund (in the event the

22

applicable Reorganization is not completed) or the Acquiring Funds should send written proposals to c/o the Secretary of the Fund, One Post Office Square, Boston, Massachusetts 02109. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the applicable Fund within a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included in the proxy materials for a meeting.

What happens if a Reorganization is not approved by the Acquired Fund’s shareholders?

If a Reorganization is not approved by shareholders of an Acquired Fund, the applicable Acquired Fund will continue in existence and the Acquired Funds Board will consider alternative actions for such Fund.

23

COMPARISON OF SOME IMPORTANT FEATURES OF THE FUNDS

Comparison of the Funds’ Risks

The risks associated with an investment in each Acquired Fund and its corresponding Acquiring Fund are substantially similar, except that, as a shareholder of an Acquiring Fund you would also be subject to risks related to the Acquiring Fund’s ETF structure.

Unlike the Acquired Funds, which operate as mutual funds, the Acquiring Funds operate or will operate as ETFs and, therefore, are subject to ETF-specific structural, trading, and liquidity considerations, including daily portfolio holdings disclosure, secondary-market trading at prices that may differ from NAV, bid-ask spreads, reliance on authorized participants and market makers, and the potential for these considerations to become more pronounced during periods of market stress. See “What are the differences between an ETF and a mutual fund?” and “What are the Funds’ arrangements for purchases, exchanges, and redemptions?”

In addition, with respect to the National Limited Maturity Municipal Income Reorganization, there are certain additional differences in risks based on the different investment exposures of the Funds, as discussed below.

There are differences between the risk disclosures for each Acquiring Fund and those of the corresponding Acquired Fund. However, any differences in the disclosure or description of such risks are not expected to result in or reflect any material differences in how each Acquired Fund is currently managed compared to how its corresponding Acquiring Fund will be managed. For example, an Acquired Fund and its corresponding Acquiring Fund may use different terminology to describe the same or similar risks applicable to such Fund’s principal investment strategies and the differences may reflect clarification of the risks associated with an investment in the Acquiring Fund.

Please refer to Appendix B to this combined Proxy Statement and Prospectus for more information regarding the Funds’ risks.

Comparison of the Funds’ Fees and Expenses

Shareholders of the Funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy, hold and sell shares of each Fund. The fees and expenses of the Acquired Funds in the tables appearing below are based on the expenses paid by each Acquired Fund and Eaton Vance Short Duration Municipal Income ETF and are as of September 30, 2025 for Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund, Eaton Vance New York Municipal Income Fund, and Eaton Vance Short Duration Municipal Income ETF; January 31, 2026 for Eaton Vance High Yield Municipal Income Fund; March 31, 2026 for Eaton Vance National Ultra-Short Municipal Income Fund, Eaton Vance Short Duration Municipal Opportunities Fund, and Eaton Vance National Limited Maturity Municipal Income Fund; and July 31, 2026 for Eaton Vance Municipal Opportunities Fund. The tables show the pro forma expenses of each combined Acquiring Fund after giving effect to the respective Reorganization, based on pro forma net assets as of August 28, 2026, as if the Reorganization were in effect for the applicable 12-month period. The fee tables do not reflect the costs associated with the Reorganizations. Only pro forma combined fees and expenses information is provided for the New Acquiring Funds because each New Acquiring Fund will not commence operations until the Reorganization is completed.

As shown below, each Reorganization is expected to result in lower gross annual operating expenses for Acquired Fund Shareholders. In addition, the applicable Acquiring Fund is expected to have lower net annual fund operating expenses than those of each share class of its corresponding Acquired Fund, other than Class W shares of Eaton Vance High Yield Municipal Income Fund. However, pro forma numbers are estimated in good faith and are hypothetical. Pro forma numbers do not reflect any potential liquidation of shareholder investments associated with the Reorganization or cash paid in lieu of fractional Acquiring Fund Shares. Actual expenses may vary significantly.

Acquired Fund Shareholders will not pay any sales load, contingent deferred sales charge, brokerage commission, redemption fee, or other transaction fee in connection with the receipt of ETF shares from a Reorganization.

24

New Acquiring Fund Reorganizations

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of a Fund. You may pay fees other than the fees and expenses of a Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

National Municipal Income Reorganization

Shareholder Fees (fees paid directly from your investment)

	Acquired Fund			Pro-Forma – Acquiring Fund
	Class A	Class C	Class I	ETF Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.25%	None	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund			Pro-Forma – Acquiring Fund
	Class A	Class C	Class I	ETF Shares
Advisory Fee/Management Fee	0.32%	0.32%	0.32%	0.30%[2]
Distribution and/or Shareholder Service (12b-1) Fee	0.25%	1.00%	None	None[3]
Other Expenses	0.11%[4]	0.11%[4]	0.11%[4]	0.00%[5]
Interest Expense	0.04%	0.04%	0.04%
Expenses other than Interest Expense	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.68%	1.43%	0.43%	0.30%

1	Class A shares of the Acquired Fund purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
2	The Acquiring Fund’s management agreement provides that the Adviser will pay substantially all expenses of the Acquiring Fund (including expenses of the Acquiring Fund Trust relating to the Acquiring Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Acquiring Fund’s business.
3	The Board of Trustees of the Acquiring Fund has approved a Rule 12b-1 plan for the Fund. Accordingly, Rule 12b-1 fees may be imposed in the future without shareholder approval. Under the Rule 12b-1 plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.
4	Other Expenses of the Acquired Fund have been restated to reflect current fees paid by the Fund.
5	Other Expenses of the Acquiring Fund have been estimated for the current fiscal year.
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California Municipal Opportunities Reorganization

Shareholder Fees (fees paid directly from your investment)

	Acquired Fund			Pro-Forma – Acquiring Fund
	Class A	Class C	Class I	ETF Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.25%	None	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund			Pro-Forma – Acquiring Fund
	Class A	Class C	Class I	ETF Shares
Advisory Fee/Management Fee	0.41%	0.41%	0.41%	0.30%[2]
Distribution and/or Shareholder Service (12b-1) Fee	0.25%	1.00%	None	None[3]
Other Expenses	0.09%[4]	0.09%[4]	0.09%[4]	0.00%[5]
Total Annual Fund Operating Expenses	0.75%	1.50%	0.50%	0.30%

1	Class A shares of the Acquired Fund purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
2	The Acquiring Fund’s management agreement provides that the Adviser will pay substantially all expenses of the Acquiring Fund (including expenses of the Acquiring Fund Trust relating to the Acquiring Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Acquiring Fund’s business.
3	The Board of Trustees of the Acquiring Fund has approved a Rule 12b-1 plan for the Fund. Accordingly, Rule 12b-1 fees may be imposed in the future without shareholder approval. Under the Rule 12b-1 plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.
4	Other Expenses of the Acquired Fund have been restated to reflect current fees paid by the Fund.
5	Other Expenses of the Acquiring Fund have been estimated for the current fiscal year.

New York Municipal Income Reorganization

Shareholder Fees (fees paid directly from your investment)

	Acquired Fund			Pro-Forma – Acquiring Fund
	Class A	Class C	Class I	ETF Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.25%	None	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None[1]	1.00%	None	None
26

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund			Pro-Forma – Acquiring Fund
	Class A	Class C	Class I	ETF Shares
Advisory Fee/Management Fee	0.41%	0.41%	0.41%	0.35%[2]
Distribution and/or Shareholder Service (12b-1) Fee	0.20%	0.95%	None	None[3]
Other Expenses	0.20%[4]	0.20%[4]	0.20%[4]	0.00%[5]
Interest Expense	0.07%	0.07%	0.07%
Expenses other than Interest Expense	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	0.81%	1.56%	0.61%	0.35%
Fee Waiver and/or Expense Reimbursement	N/A	N/A	N/A	(0.05%)[6]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81%	1.56%	0.61%	0.30%[6]

1	Class A shares of the Acquired Fund purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
2	The Acquiring Fund’s management agreement provides that the Adviser will pay substantially all expenses of the Acquiring Fund (including expenses of the Acquiring Fund Trust relating to the Acquiring Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Acquiring Fund’s business.
3	The Board of Trustees of the Acquiring Fund has approved a Rule 12b-1 plan for the Fund. Accordingly, Rule 12b-1 fees may be imposed in the future without shareholder approval. Under the Rule 12b-1 plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.
4	Other Expenses of the Acquired Fund have been restated to reflect current fees paid by the Fund.
5	Other Expenses of the Acquiring Fund have been estimated for the current fiscal year.
6	With respect to the Acquiring Fund, the Adviser has agreed to waive a portion of its management fee so that Total Annual Fund Operating Expenses, excluding the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business, will not exceed 0.30%. The fee waiver will continue through February 1, 2028, or until such time as the Acquiring Fund Board acts to discontinue all or a portion of such waiver when it deems such action is appropriate. It is not expected that the fee waiver will be extended.

Municipal Opportunities Reorganization

Shareholder Fees (fees paid directly from your investment)

	Acquired Fund			Pro-Forma – Acquiring Fund
	Class A	Class C	Class I	ETF Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.25%	None	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None[1]	1.00%	None	None
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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund			Pro-Forma – Acquiring Fund
	Class A	Class C	Class I	ETF Shares
Advisory Fee/Management Fee	0.59%	0.59%	0.59%	0.35%[2]
Distribution and/or Shareholder Service (12b-1) Fee	0.25%	1.00%	None	None[3]
Other Expenses	0.12%	0.12%	0.12%	0.00%[4]
Total Annual Fund Operating Expenses	0.96%	1.71%	0.71%	0.35%
Expense Reimbursement	(0.04%)[5]	(0.04%)[5]	(0.04%)[5]	N/A
Total Annual Fund Operating Expenses After Expense Reimbursement	0.92%[5]	1.67%[5]	0.67%[5]	0.35%

1	Class A shares of the Acquired Fund purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
2	The Acquiring Fund’s management agreement provides that the Adviser will pay substantially all expenses of the Acquiring Fund (including expenses of the Acquiring Fund Trust relating to the Acquiring Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Acquiring Fund’s business.
3	The Board of Trustees of the Acquiring Fund has approved a Rule 12b-1 plan for the Fund. Accordingly, Rule 12b-1 fees may be imposed in the future without shareholder approval. Under the Rule 12b-1 plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.
4	Other Expenses of the Acquiring Fund have been estimated for the current fiscal year.
5	The investment adviser and administrator has agreed to reimburse the Acquired Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.92% for Class A shares, 1.67% for Class C shares and 0.67% for Class I shares. This expense reimbursement will continue through December 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser and administrator may recoup from the Acquired Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Acquired Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

National Ultra-Short Municipal Income Reorganization

Shareholder Fees (fees paid directly from your investment)

	Acquired Fund			Pro-Forma – Acquiring Fund
	Advisers Class	Class A	Class I	ETF Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	2.25%	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None	None[1]	None	None
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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund			Pro-Forma – Acquiring Fund
	Advisers Class	Class A	Class I	ETF Shares
Advisory Fee/Management Fee	0.30%	0.30%	0.30%	0.15%[2]
Distribution and/or Shareholder Service (12b-1) Fee	0.15%	0.15%	None	None[3]
Other Expenses	0.12%[4]	0.12%[4]	0.12%[4]	0.00%[5]
Total Annual Fund Operating Expenses	0.57%	0.57%	0.42%	0.15%
Expense Reimbursements	(0.07%)[6]	(0.07%)[6]	(0.07%)[6]	N/A
Total Annual Fund Operating Expenses After Expense Reimbursement	0.50%[6]	0.50%[6]	0.35%[6]	0.15%

1	Class A shares of the Acquired Fund purchased at net asset value in amounts of $250,000 or more are subject to a 0.25% contingent deferred sales charge if redeemed within 12 months of purchase.
2	The Acquiring Fund’s management agreement provides that the Adviser will pay substantially all expenses of the Acquiring Fund (including expenses of the Acquiring Fund Trust relating to the Acquiring Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Acquiring Fund’s business.
3	The Board of Trustees of the Acquiring Fund has approved a Rule 12b-1 plan for the Fund. Accordingly, Rule 12b-1 fees may be imposed in the future without shareholder approval. Under the Rule 12b-1 plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.
4	Other Expenses of the Acquired Fund have been restated to reflect current fees paid by the Fund.
5	Other Expenses of the Acquiring Fund have been estimated for the current fiscal year.
6	The administrator has agreed to reimburse the Acquired Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.50% for Advisers Class, 0.50% for Class A shares and 0.35% for Class I shares. This expense reimbursement will continue through August 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the administrator may recoup from the Acquired Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Acquired Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

Short Duration Municipal Opportunities Reorganization

Shareholder Fees (fees paid directly from your investment)

	Acquired Fund			Pro-Forma – Acquiring Fund
	Class A	Class C	Class I	ETF Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.25%	None	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None[1]	1.00%	None	None
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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund			Pro-Forma – Acquiring Fund
	Class A	Class C	Class I	ETF Shares
Advisory Fee/Management Fee	0.40%	0.40%	0.40%	0.24%[2]
Distribution and/or Shareholder Service (12b-1) Fee	0.15%	0.90%	None	None[3]
Other Expenses	0.11%	0.11%	0.11%	0.00%[4]
Total Annual Fund Operating Expenses	0.66%	1.41%	0.51%	0.24%

1	Class A shares of the Acquired Fund purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
2	The Acquiring Fund’s management agreement provides that the Adviser will pay substantially all expenses of the Acquiring Fund (including expenses of the Acquiring Fund Trust relating to the Acquiring Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Acquiring Fund’s business.
3	The Board of Trustees of the Acquiring Fund has approved a Rule 12b-1 plan for the Fund. Accordingly, Rule 12b-1 fees may be imposed in the future without shareholder approval. Under the Rule 12b-1 plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.
4	Other Expenses of the Acquiring Fund have been estimated for the current fiscal year.

High Yield Municipal Income Reorganization

Shareholder Fees (fees paid directly from your investment)

	Acquired Fund				Pro-Forma – Acquiring Fund
	Class A	Class C	Class I	Class W	ETF Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.25%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None[1]	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund				Pro-Forma – Acquiring Fund
	Class A	Class C	Class I	Class W	ETF Shares
Advisory Fee/Management Fee	0.44%[2]	0.44%[2]	0.44%[2]	0.44%[2]	0.39%[3]
Distribution and/or Shareholder Service (12b-1) Fee	0.25%	1.00%	None	None	None[4]
Other Expenses	0.20%[5]	0.20%[5]	0.20%[5]	0.17%[5]	0.00%[6]
Interest Expense	0.09%	0.09%	0.09%	0.09%
Expenses other than Interest Expense	0.11%	0.11%	0.11%	0.08%
Total Annual Fund Operating Expenses	0.89%	1.64%	0.64%	0.61%	0.39%
Expense Reimbursement	N/A	N/A	N/A	(0.44%)[7]	N/A
Total Annual Fund Operating Expenses After Expense Reimbursement	0.89%	1.64%	0.64%	0.17%[7]	0.39%
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1	Class A shares of the Acquired Fund purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
2	Management fees of the Acquired Fund have been restated to reflect current fees based on current asset levels.
3	The Acquiring Fund’s management agreement provides that the Adviser will pay substantially all expenses of the Acquiring Fund (including expenses of the Acquiring Fund Trust relating to the Acquiring Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Acquiring Fund’s business.
4	The Board of Trustees of the Acquiring Fund has approved a Rule 12b-1 plan for the Fund. Accordingly, Rule 12b-1 fees may be imposed in the future without shareholder approval. Under the Rule 12b-1 plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.
5	Other Expenses of the Acquired Fund have been restated to reflect current fees paid by the Fund.
6	Other Expenses of the Acquiring Fund have been estimated for the current fiscal year.
7	The investment adviser has agreed to reimburse the total amount of the advisory fees paid by Class W shares of the Acquired Fund. This expense reimbursement will continue through June 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. Pursuant to this arrangement, the investment adviser, may recoup from the Acquired Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Acquired Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

Existing Acquiring Fund Reorganization

National Limited Maturity Municipal Income Reorganization

Shareholder Fees (fees paid directly from your investment)

	Acquired Fund			Acquiring Fund	Pro-Forma – Acquiring Fund
	Class A	Class C	Class I	ETF Shares	ETF Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.25%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None[1]	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Acquired Fund			Acquiring Fund	Pro-Forma – Acquiring Fund
	Class A	Class C	Class I	ETF Shares	ETF Shares
Advisory Fee/Management Fee	0.42%	0.42%	0.42%	0.19%[2]	0.19%[2]
Distribution and/or Shareholder Service (12b-1) Fee	0.15%	0.90%	None	None[3]	None[3]
Other Expenses	0.12%	0.13%	0.12%	0.00%	0.00%
Total Annual Fund Operating Expenses	0.69%	1.45%	0.54%	0.19%	0.19%

1	Class A shares of the Acquired Fund purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
31

2	The Acquiring Fund’s management agreement provides that the Adviser will pay substantially all expenses of the Acquiring Fund (including expenses of the Acquiring Fund Trust relating to the Acquiring Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Acquiring Fund’s business.
3	The Board of Trustees of the Acquiring Fund has approved a Rule 12b-1 plan for the Fund. Accordingly, Rule 12b-1 fees may be imposed in the future without shareholder approval. Under the Rule 12b-1 plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

Expense Examples

These examples are meant to help you compare the cost of investing in each Acquiring Fund with the cost of investing in the corresponding Acquired Fund.

The examples assume that you invest $10,000 in a Fund for the time periods indicated and then sell your shares at the end of those periods. The example also assumes your investment has a 5% return each year and a Fund’s operating expenses remain the same (except that each example incorporates such Acquired Fund’s and Acquiring Fund’s (if applicable) fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

New Acquiring Fund Reorganizations

National Municipal Income Reorganization

Acquired Fund – If You SOLD Your Shares	1 Year	3 Years	5 Years	10 Years
Class A	$392	$535	$691	$1,144
Class C	$246	$452	$782	$1,509
Class I	$44	$138	$241	$542
Pro Forma — Acquiring Fund	$31	$97	$169	$381

Acquired Fund – If You HELD Your Shares	1 Year	3 Years	5 Years	10 Years
Class A	$392	$535	$691	$1,144
Class C	$146	$452	$782	$1,509
Class I	$44	$138	$241	$542
Pro Forma — Acquiring Fund	$31	$97	$169	$381

California Municipal Opportunities Reorganization

Acquired Fund – If You SOLD Your Shares	1 Year	3 Years	5 Years	10 Years
Class A	$399	$557	$728	$1,225
Class C	$253	$474	$818	$1,588
Class I	$51	$160	$280	$628
Pro Forma — Acquiring Fund	$31	$97	$169	$381

Acquired Fund – If You HELD Your Shares	1 Year	3 Years	5 Years	10 Years
Class A	$399	$557	$728	$1,225
Class C	$153	$474	$818	$1,588
Class I	$51	$160	$280	$628
Pro Forma — Acquiring Fund	$31	$97	$169	$381
32

New York Municipal Income Reorganization

Acquired Fund – If You SOLD Your Shares	1 Year	3 Years	5 Years	10 Years
Class A	$405	$575	$760	$1,294
Class C	$259	$493	$850	$1,655
Class I	$62	$195	$340	$762
Pro Forma — Acquiring Fund	$31	$107	$191	$438

Acquired Fund – If You HELD Your Shares	1 Year	3 Years	5 Years	10 Years
Class A	$405	$575	$760	$1,294
Class C	$159	$493	$850	$1,655
Class I	$62	$195	$340	$762
Pro Forma — Acquiring Fund	$31	$107	$191	$438

Municipal Opportunities Reorganization

Acquired Fund – If You SOLD Your Shares	1 Year	3 Years	5 Years	10 Years
Class A	$416	$617	$835	$1,461
Class C	$270	$535	$924	$1,817
Class I	$68	$223	$391	$879
Pro Forma — Acquiring Fund	$36	$113	$197	$443

Acquired Fund – If You HELD Your Shares	1 Year	3 Years	5 Years	10 Years
Class A	$416	$617	$835	$1,461
Class C	$170	$535	$924	$1,817
Class I	$68	$223	$391	$879
Pro Forma — Acquiring Fund	$36	$113	$197	$443

National Ultra-Short Municipal Income Reorganization

Acquired Fund – If You SOLD Your Shares	1 Year	3 Years	5 Years	10 Years
Advisers Class	$51	$176	$311	$707
Class A	$275	$397	$529	$916
Class I	$36	$128	$228	$523
Pro Forma — Acquiring Fund	$15	$48	$85	$192

Acquired Fund – If You HELD Your Shares	1 Year	3 Years	5 Years	10 Years
Advisers Class	$51	$176	$311	$707
Class A	$275	$397	$529	$916
Class I	$36	$128	$228	$523
Pro Forma — Acquiring Fund	$15	$48	$85	$192
33

Short Duration Municipal Opportunities Reorganization

Acquired Fund – If You SOLD Your Shares	1 Year	3 Years	5 Years	10 Years
Class A	$390	$529	$681	$1,121
Class C	$244	$446	$771	$1,486
Class I	$52	$164	$285	$640
Pro Forma — Acquiring Fund	$25	$77	$135	$306

Acquired Fund – If You HELD Your Shares	1 Year	3 Years	5 Years	10 Years
Class A	$390	$529	$681	$1,121
Class C	$144	$446	$771	$1,486
Class I	$52	$164	$285	$640
Pro Forma — Acquiring Fund	$25	$77	$135	$306

High Yield Municipal Income Reorganization

Acquired Fund – If You SOLD Your Shares	1 Year	3 Years	5 Years	10 Years
Class A	$413	$600	$802	$1,385
Class C	$267	$517	$892	$1,743
Class I	$65	$205	$357	$798
Class W	$17	$151	$297	$720
Pro Forma — Acquiring Fund	$40	$125	$219	$493

Acquired Fund – If You HELD Your Shares	1 Year	3 Years	5 Years	10 Years
Class A	$413	$600	$802	$1,385
Class C	$167	$517	$892	$1,743
Class I	$65	$205	$357	$798
Class W	$17	$151	$297	$720
Pro Forma — Acquiring Fund	$40	$125	$219	$493

Existing Acquiring Fund Reorganization

National Limited Maturity Municipal Income Reorganization

Acquired Fund – If You SOLD Your Shares	1 Year	3 Years	5 Years	10 Years
Class A	$393	$539	$697	$1,156
Class C	$248	$459	$792	$1,529
Class I	$55	$173	$302	$677
Acquiring Fund	$19	$61	$107	$243
Pro Forma — Acquiring Fund	$19	$61	$107	$243

Acquired Fund – If You HELD Your Shares	1 Year	3 Years	5 Years	10 Years
Class A	$393	$539	$697	$1,156
Class C	$148	$459	$792	$1,529
Class I	$55	$173	$302	$677
Acquiring Fund	$19	$61	$107	$243
Pro Forma — Acquiring Fund	$19	$61	$107	$243
34

Comparison of the Funds’ Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect Fund performance. Because the New Acquiring Funds have not yet commenced operations, no portfolio turnover rate is available for those Acquiring Funds.

During each Fund’s most recently completed fiscal year, its portfolio turnover rate was the following percentage of the average value of its portfolio:

New Acquiring Fund Reorganizations

Acquired Funds
Eaton Vance Municipal Opportunities Fund – July 31, 2026	97%
Eaton Vance New York Municipal Income Fund – September 30, 2025	70%
Eaton Vance California Municipal Opportunities Fund – September 30, 2025	171%
Eaton Vance National Municipal Income Fund – September 30, 2025	109%
Eaton Vance High Yield Municipal Income Fund –January 31, 2026	49%
Eaton Vance National Ultra-Short Municipal Income Fund – March 31, 2026	112%
Eaton Vance Short Duration Municipal Opportunities Fund – March 31, 2026	78%

Existing Acquiring Fund Reorganization

Acquired Fund
Eaton Vance National Limited Maturity Municipal Income Fund – March 31, 2026	65%
Existing Acquiring Fund
Eaton Vance Short Duration Municipal Income ETF – September 30, 2025	23%

Comparison of the Funds’ Investment Objectives and Principal Investment Strategies

The following summarizes the investment objectives and principal investment strategies of each Acquired Fund and its corresponding Acquiring Fund. Further information about each Acquired Fund’s investment objectives and strategies are contained in prospectuses and statement of additional information of the Acquired Funds, which are on file with the SEC. The prospectuses of the Acquired Funds are also incorporated herein by reference.

New Acquiring Fund Reorganizations

National Municipal Income Reorganization

Eaton Vance National Municipal Income Fund and Eaton Vance National Municipal Income ETF have substantially the same investment objectives and substantially the same principal investment strategies.

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Investment Objectives: The Acquired Fund’s investment objective is to provide current income exempt from regular federal income tax. The Acquiring Fund seeks to provide current income exempt from regular federal income tax.

Each Fund’s investment objective may be changed by the applicable Board without shareholder approval, but no change is anticipated.

Principal Investment Strategies:

There are no material differences between the principal investment strategies of the Acquiring Fund and the Acquired Fund. The principal investment strategies of the Acquiring Fund are as follows. The Acquired Fund’s principal investment strategies are substantially the same except that the Acquired Fund’s 80% policy states that (differences are underlined) , “Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax (the ‘80% Policy’).”

References to “Fund” in this section below refer to the Acquiring Fund.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax (the “80% Policy”). This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. At least 65% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”). The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes. Derivative instruments used by the Fund may be counted towards the Fund’s 80% policy discussed above to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy.

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more, but may acquire municipal obligations with shorter maturities or that are subject to shorter call provisions. The Fund’s portfolio could have a longer average maturity than is typical of many other funds that invest primarily in municipal obligations. In such case, the interest rate risk described below may be more significant for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more states, territories or economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), in order to seek exposure to the municipal markets or municipal market sectors.

The Fund may invest in restricted securities. The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects

36

of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio manager also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

California Municipal Opportunities Reorganization

Eaton Vance California Municipal Opportunities Fund and Eaton Vance California Municipal Opportunities ETF have substantially the same investment objectives and substantially the same principal investment strategies.

Investment Objectives: The Acquired Fund’s investment objective is to seek to maximize after-tax total return. The Acquiring Fund seeks to maximize after-tax total return.

Each Fund’s investment objective may be changed by the applicable Board without shareholder approval, but no change is anticipated.

Principal Investment Strategies:

There are no material differences between the principal investment strategies of the Acquiring Fund and the Acquired Fund. The principal investment strategies of the Acquiring Fund are as follows. The Acquired Fund’s principal investment strategies are substantially the same except that the Acquired Fund’s 80% policy states that (differences are underlined or marked in strikethrough) , “Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations ~~the interest on which is~~ that are exempt from regular federal income tax and California state personal income taxes (the ‘80% Policy’).” In addition, the Acquired Fund’s policy to invest at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities states that, “Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.”

References to “Fund” in this section below refer to the Acquiring Fund.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax and California state personal income taxes (the “80% Policy”). This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. The Fund has a flexible investment strategy and may invest in obligations of any duration and credit quality. The Fund also may invest up to 50% of its net assets in obligations rated below investment grade (which are those rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or below BBB by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of comparable quality. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”). Under normal conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and the Commonwealth of the Northern Mariana Islands.

The Fund may purchase derivative instruments, which derive their value from another instrument, security or index. The Fund may purchase or sell various kinds of residual interest bonds, financial futures contracts and options thereon to hedge against changes in interest rates, seek total return or as a substitute for the purchase of portfolio securities. The Fund also may enter into interest rate swaps, forward rate contracts and credit derivatives, which may include

37

credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes. Derivative instruments used by the Fund may be counted towards the Fund’s 80% policy discussed above to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy.

In pursuing its investment objective, the Fund may invest in obligations with varying maturities. Depending on the Fund’s average maturity, the interest rate risk described below may be more or less significant for the Fund. The longer the Fund’s average maturity the more significant interest rate risk will be for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), in order to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio managers generally will seek to enhance after-tax total return by balancing investment considerations and tax considerations. The Fund expects to actively engage in relative value trading to take advantage of price appreciation opportunities or to realize capital losses. A portion of the Fund’s distributions generally will be subject to federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

New York Municipal Income Reorganization

Eaton Vance New York Municipal Income Fund and Eaton Vance New York Municipal Income ETF have substantially the same investment objectives and substantially the same principal investment strategies.

Investment Objectives: The Acquired Fund’s investment objective is to provide current income exempt from regular federal income tax and New York state and New York City personal income taxes. The Acquiring Fund seeks to provide current income exempt from regular federal income tax and New York state and New York City personal income taxes.

Each Fund’s investment objective may be changed by the applicable Board without shareholder approval, but no change is anticipated.

Principal Investment Strategies:

There are no material differences between the principal investment strategies of the Acquiring Fund and the Acquired Fund. The principal investment strategies of the Acquiring Fund are as follows. The Acquired Fund’s principal investment strategies are substantially the same except that the Acquired Fund’s 80% policy states that (differences are underlined or marked in strikethrough) , “Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations ~~the interest on which is~~ that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the ‘80% Policy’).” In addition, the Fund’s policy to invest at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities states that, “Under normal market conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities.”

38

References to “Fund” in this section below refer to the Acquiring Fund.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”). This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Under normal conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and the Commonwealth of the Northern Mariana Islands. The Fund is “non-diversified”, which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes. Derivative instruments used by the Fund may be counted towards the Fund’s 80% policy discussed above to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more but may acquire municipal obligations with shorter maturities or that are subject to shorter call provisions. The Fund’s portfolio could have a longer average maturity than is typical of many other funds that invest primarily in municipal obligations. In such case, the interest rate risk described below may be more significant for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), in order to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio manager(s) also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Municipal Opportunities Reorganization

39

Eaton Vance Municipal Opportunities Fund and Eaton Vance Municipal Opportunities ETF have substantially the same investment objectives and substantially the same principal investment strategies.

Investment Objectives: The Acquired Fund’s investment objective is to seek to maximize after-tax total return. The Acquiring Fund seeks to maximize after-tax total return.

Each Fund’s investment objective may be changed by the applicable Board without shareholder approval, but no change is anticipated.

Principal Investment Strategies:

There are no material differences between the principal investment strategies of the Acquiring Fund and the Acquired Fund. The principal investment strategies of the Acquiring Fund are as follows. The Acquired Fund’s principal investment strategies are substantially the same except that the Acquired Fund’s 80% policy states that (differences are underlined) , “Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax (the ‘80% Policy’).”

References to “Fund” in this section below refer to the Acquiring Fund.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax (the “80% Policy”). This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. The Fund has a flexible investment strategy and may invest in obligations of any duration and credit quality. The Fund also may invest up to 50% of its net assets in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). Below investment grade obligations are those obligations rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or below BBB by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). For the purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”).

The Fund may purchase derivative instruments, which derive their value from another instrument, security or index. The Fund may purchase or sell various kinds of residual interest bonds, financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The Fund also may enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives. Derivative instruments used by the Fund may be counted towards the Fund’s 80% policy discussed above to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy.

In pursuing its investment objective, the Fund may acquire municipal obligations with varying maturities. Depending on the Fund’s average maturity, the interest rate risk described below may be more or less significant for the Fund. The longer the Fund’s average maturity, the more significant interest rate risk will be for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), in order to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities.

40

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio managers generally will seek to enhance after-tax total return by balancing investment considerations and tax considerations. The Fund expects to actively engage in relative value trading to take advantage of price appreciation opportunities or to realize capital losses. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

National Ultra-Short Municipal Income Reorganization

Eaton Vance National Ultra-Short Municipal Income Fund and Eaton Vance National Ultra-Short Municipal Income ETF have substantially the same investment objectives and substantially the same principal investment strategies.

Investment Objectives: The Acquired Fund’s investment objective is to provide current income exempt from regular federal income tax. The Acquiring Fund seeks to provide current income exempt from regular federal income tax.

Each Fund’s investment objective may be changed by the applicable Board without shareholder approval, but no change is anticipated.

Principal Investment Strategies:

There are no material differences between the principal investment strategies of the Acquiring Fund and the Acquired Fund. The principal investment strategies of the Acquiring Fund are as follows. The Acquired Fund’s principal investment strategies are substantially the same except that the Acquired Fund’s 80% policy states that (differences are underlined or marked in strikethrough) , “Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations ~~the interest on which is~~ that are exempt from regular federal income tax (the ‘Tax-Exempt 80% Policy’).”

References to “Fund” in this section below refer to the Acquiring Fund.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax (the “Tax-Exempt 80% Policy”). Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. This policy is fundamental and may not be changed without shareholder approval. At least 75% of the Fund’s net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B by Moody’s, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.

Under normal circumstances, the Fund’s dollar-weighted average maturity will be less than two years. The Fund is not a money market fund and does not seek to maintain a stable net asset value.

The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies or

41

instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, total return swaps and forward rate agreements) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes. Derivative instruments used by the Fund may be counted towards the Fund’s 80% policy discussed above to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more states, territories and economic sectors (such as education, transportation, housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles and exchange-traded funds (“ETFs”), a type of pooled investment vehicle, to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio managers also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Short Duration Municipal Opportunities Reorganization

Eaton Vance Short Duration Municipal Opportunities Fund and Eaton Vance Short Duration Municipal Opportunities ETF have substantially the same investment objectives and substantially the same principal investment strategies.

Investment Objectives: The Acquired Fund’s investment objective is to seek to maximize after-tax total return. The Acquiring Fund seeks to maximize after-tax total return.

Each Fund’s investment objective may be changed by the applicable Board without shareholder approval, but no change is anticipated.

Principal Investment Strategies:

There are no material differences between the principal investment strategies of the Acquiring Fund and the Acquired Fund. The principal investment strategies of the Acquiring Fund are as follows. The Acquired Fund’s principal investment strategies are substantially the same except that the Acquired Fund’s 80% policy states that (differences are underlined or marked in strikethrough) , “Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations ~~the interest on which is~~ that are exempt from regular federal income tax (the ‘80% Policy’).”

References to “Fund” in this section below refer to the Acquiring Fund.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax (the “80% Policy”). This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. The Fund has a flexible investment strategy and may invest in obligations of any duration or credit quality. The Fund may invest up to 50% of its net assets in obligations rated below investment grade (“junk bonds”). Below investment grade obligations are those rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or below BBB by either S&P Global Ratings

42

(“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, determined by the investment adviser to be of comparable quality. For the purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies or instrumentalities.

The Fund may purchase derivative instruments, which derive their value from another instrument, security or index. The Fund may purchase or sell various kinds of residual interest bonds, futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The Fund also may enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes. Derivative instruments used by the Fund may be counted towards the Fund’s 80% policy discussed above to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy.

Although the Fund invests in obligations to seek to maintain a dollar-weighted average portfolio duration of less than four and a half years, the Fund may invest in individual municipal obligations of any maturity. Duration represents the dollar-weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more municipal obligations, discounted to their present values. The Fund may use various techniques to shorten or lengthen its dollar-weighted average duration, including the acquisition of municipal obligations at a premium or discount, and transactions in futures contracts and options on futures. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio managers generally will seek to maximize after-tax total return by balancing investment considerations and tax considerations. The Fund may engage in relative value trading to take advantage of price appreciation opportunities or to realize capital losses. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

High Yield Municipal Income Reorganization

Eaton Vance High Yield Municipal Income Fund and Eaton Vance High Yield Municipal Income ETF have substantially the same investment objectives and substantially the same principal investment strategies.

Investment Objectives: The Acquired Fund’s investment objective is to provide high current income exempt from regular federal income tax. The Acquiring Fund seeks to provide high current income exempt from regular federal income tax.

Each Fund’s investment objective may be changed by the applicable Board without shareholder approval, but no change is anticipated.

Principal Investment Strategies:

43

There are no material differences between the principal investment strategies of the Acquiring Fund and the Acquired Fund. The principal investment strategies of the Acquiring Fund are as follows. The Acquired Fund’s principal investment strategies are substantially the same except that the Acquired Fund’s 80% policy states that (differences are underlined) , “Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (the ‘80% Policy’).”

References to “Fund” in this section below refer to the Acquiring Fund.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax (the “80% Policy”). This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. The Fund will invest a majority of its net assets in “high yield” municipal obligations under normal conditions. For this purpose, “high yield” municipal obligations are municipal obligations rated at the time of investment either Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or lower by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, determined by the investment adviser to be of comparable quality. “High yield” municipal obligations rated below investment grade are also known as “junk bonds.” The Fund may invest in securities in any rating category, including those in default. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the lowest rating will be used for any Fund rating restrictions. The Fund may also invest a portion of its assets in municipal obligations that are not paying current income in anticipation of possible future income. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, total return swaps, credit derivatives and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes. Derivative instruments used by the Fund may be counted towards the Fund’s 80% policy discussed above to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy.

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more, but may acquire securities with shorter maturities. The Fund’s portfolio often has a longer average maturity than is typical of many other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds or industrial development bonds) and in one or more states, U.S. territories or economic sectors (such as housing, hospitals, healthcare facilities, transportation or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio managers also may trade securities to seek to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

44

Existing Acquiring Fund Reorganization

National Limited Maturity Municipal Income Reorganization

Eaton Vance National Limited Maturity Municipal Income Fund and Eaton Vance Short Duration Municipal Income ETF have substantially the same investment objectives and substantially similar principal investment strategies.

Investment Objectives: The Acquired Fund’s investment objective is to provide current income exempt from regular federal income tax. The Acquiring Fund seeks to provide current income exempt from regular federal income tax.

Each Fund’s investment objective may be changed by the applicable Board without shareholder approval, but no change is anticipated.

Principal Investment Strategies:

While each Fund has adopted an 80% policy to invest, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in municipal obligations (securities) that are exempt from regular federal income tax, there are some differences in the principal investment strategies. These differences include: (i) at least 85% of Eaton Vance Short Duration Municipal Income ETF’s net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment while at least 65% of Eaton Vance National Limited Maturity Municipal Income Fund’s net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment; (ii) Eaton Vance Short Duration Municipal Income ETF will not invest more than 5% of its net assets in obligations rated below B3 by Moody’s, or B-by either S&P or Fitch or in unrated obligations considered to be of comparable quality by the investment adviser while Eaton Vance National Limited Maturity Municipal Income Fund will not invest more than 10% of its net assets in obligations rated below B by Moody’s, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser; and (iii) Eaton Vance Short Duration Municipal Income ETF intends to maintain a dollar-weighted average portfolio duration of less than three years while Eaton Vance National Limited Maturity Municipal Income Fund intends to maintain a dollar-weighted average portfolio duration of less than five years. These and other differences between the description of the Fund’s principal investment strategies are not anticipated to reflect a material difference between the management of the Acquired Fund and the Acquiring Fund.

The principal investment strategies of each Fund are as follows:

Acquired Fund	Acquiring Fund

Under normal market circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax (the “80% Policy”). Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. At least 65% of the Fund’s net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities, the interest on which is exempt from regular federal income tax. This policy is fundamental and may not be changed without shareholder approval. Municipal securities are debt obligations issued by or on behalf of states, territories and/or possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest up to 100% of its assets (plus the amount of any borrowings for investment purposes) in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. In addition, the Fund may invest up to 20% of its assets in securities subject to regular

45

quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B by Moody’s, S&P or Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies or instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps and forward rate agreements) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.

Although the Fund invests in obligations to seek to maintain a dollar-weighted average portfolio duration of less than five years, the Fund may invest in individual municipal obligations of any maturity. Duration represents the dollar-weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more municipal obligations, discounted to their present values. The Fund may use various techniques to shorten or lengthen its dollar-weighted average duration, including the acquisition of municipal obligations at a premium or discount, and transactions in futures contracts and options on futures. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more states, territories and economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), to seek exposure to the municipal markets or municipal market sectors.  The Fund may invest in restricted securities.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to federal income tax. The Fund may also invest in variable and floating rate demand instruments and tender option bonds.

The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more states, territories and economic sectors (such as housing, hospitals, healthcare facilities or utilities). At least 85% of the Fund’s net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa3 or higher by Moody’s Investors Service, Inc (“Moody’s”), or BBB- or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the Adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the Adviser (“junk bonds”). The Fund will not invest more than 5% of its net assets in obligations rated below B3 by Moody’s, or B- by either S&P or Fitch, or in unrated obligations considered to be of comparable quality by the Adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.

Under normal circumstances, the Fund intends to maintain a dollar-weighted average portfolio duration of less than three years; however, the Fund may invest in individual municipal obligations of any maturity. Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.

The Adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the Adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. The portfolio managers also may trade securities to seek to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

46

as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The Fund may engage in relative value trading to take advantage of price appreciation opportunities or to realize capital losses. The portfolio managers also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.	When deemed by the Adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.

The Fund may, but is not required to, use derivatives and similar instruments, such as residual interest bonds, futures contracts and options thereon, interest rate swaps and forward rate agreements, for a variety of purposes, including hedging, to seek total return or as a substitute for the purchase or sale of securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Comparison of the Funds’ Performance

Each New Acquiring Fund is a newly-formed “shell” fund that has not yet commenced operations. Each New Acquiring Fund has been organized solely in connection with the Reorganization to acquire all of the assets and assume the liabilities of its corresponding Acquired Fund and continue the business of the Acquired Fund, and therefore will have no performance history prior to the Reorganizations.

Subject to shareholder approval of each Reorganization, each Acquired Fund other than Eaton Vance National Limited Maturity Municipal Income Fund will be the “accounting survivor” after the Reorganization. This means that each New Acquiring Fund will adopt the historical investment performance and returns of Class I Shares of the corresponding Acquired Fund. Eaton Vance Short Duration Municipal Income ETF will be the accounting and performance survivor of its Reorganization. A Fund’s past performance is not necessarily an indication of how the Fund or how the corresponding Acquiring Fund will perform in the future. Updated Acquired Fund performance information can be obtained by visiting www.eatonvance.com. Updated Existing Acquiring Fund performance information is available online at www.eatonvance.com or by calling toll-free 1-800-869-6397.

New Acquiring Fund Reorganizations

Eaton Vance National Municipal Income Fund

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class I shares. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

47

Annual Total Returns—Calendar Years

High Quarter	December 31, 2023	8.32%
Low Quarter	March 31, 2022	-6.38%

Year-to-date returns as of September 30, 2026: -3.50%

Average Annual Total Returns
(for the calendar periods ended December 31, 2025)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return Before Taxes	2.88%	0.84%	2.70%
Return After Taxes on Distributions	2.80%	0.73%	2.60%
Return After Taxes on Distributions and Sale of Fund Shares	3.27%	1.32%	2.80%
Class A
Return Before Taxes	-0.72%	-0.08%	2.11%
Class C
Return Before Taxes	0.87%	-0.17%	1.68%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%

These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. Investors cannot invest directly in an Index.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with BMR, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg Municipal Bond Index, and neither shall be liable in any way to BMR, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg Municipal Bond Index  or any data included therein.

After-tax returns are calculated using the highest historical individual U.S. federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class I shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a

48

period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance California Municipal Opportunities Fund

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The additional index in the table provides a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.  The returns in the bar chart are for Class I shares. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years

High Quarter	December 31, 2023	6.45%
Low Quarter	March 31, 2022	-6.01%

Year-to-date returns as of September 30, 2026: -3.35%

Average Annual Total Returns
(for the calendar periods ended December 31, 2025)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return Before Taxes	3.21%	1.10%	2.60%
Return After Taxes on Distributions	3.01%	0.91%	2.44%
Return After Taxes on Distributions and Sale of Fund Shares	3.23%	1.32%	2.51%
Class A
Return Before Taxes	-0.38%	0.18%	2.01%
Class C
Return Before Taxes	1.15%	0.08%	1.58%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%
Bloomberg California Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.11%	0.76%	2.29%

These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. Investors cannot invest directly in an Index.

49

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with BMR, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg Municipal Bond Index and Bloomberg California Municipal Bond Index, and neither shall be liable in any way to BMR, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg Municipal Bond Index and Bloomberg California Municipal Bond Index  or any data included therein.

After-tax returns are calculated using the highest historical individual U.S. federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class I shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance New York Municipal Income Fund

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The additional index in the table provides a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class I shares. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years

High Quarter	December 31, 2023	9.65%
Low Quarter	March 31, 2022	-7.26%

Year-to-date returns as of September 30, 2026: -3.92%

Average Annual Total Returns
(for the calendar periods ended December 31, 2025)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return Before Taxes	2.31%	0.56%	2.24%
Return After Taxes on Distributions	2.27%	0.48%	2.11%
Return After Taxes on Distributions and Sale of Fund Shares	2.91%	1.06%	2.34%
Class A
Return Before Taxes	-1.08%	-0.28%	1.71%
50

Class C
Return Before Taxes	0.47%	-0.37%	1.28%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%
Bloomberg New York Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.69%	0.81%	2.20%

These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. Investors cannot invest directly in an Index.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with BMR, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg Municipal Bond Index and Bloomberg New York Municipal Bond Index, and neither shall be liable in any way to BMR, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg Municipal Bond Index and Bloomberg New York Municipal Bond Index  or any data included therein.

After-tax returns are calculated using the highest historical individual U.S. federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class I shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Municipal Opportunities Fund

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class I shares. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance for certain periods would have been lower.

Annual Total Returns—Calendar Years

High Quarter	December 31, 2023	7.23%
Low Quarter	March 31, 2022	-5.84%
51

Year-to-date returns as of September 30, 2026: -3.97%

Average Annual Total Returns
(for the calendar periods ended December 31, 2025)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return Before Taxes	5.03%	1.47%	2.63%
Return After Taxes on Distributions	4.87%	1.26%	2.44%
Return After Taxes on Distributions and Sale of Fund Shares	4.30%	1.65%	2.50%
Class A
Return Before Taxes	1.28%	0.54%	2.02%
Class C
Return Before Taxes	2.99%	0.46%	1.61%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%

These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. Class A and Class I commenced operations on May 31, 2011. Investors cannot invest directly in an Index.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with BMR, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg Municipal Bond Index, and neither shall be liable in any way to BMR, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg Municipal Bond Index  or any data included therein.

After-tax returns are calculated using the highest historical individual U.S. federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class I shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance National Ultra-Short Municipal Income Fund

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class I shares. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance for certain periods would have been lower.

52

Annual Total Returns—Calendar Years

High Quarter	December 31, 2023	1.38%
Low Quarter	June 30, 2020	-0.58%

Year-to-date returns as of September 30, 2026: 1.01%

Average Annual Total Returns
(for the calendar periods ended December 31, 2025)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return Before Taxes	3.30%	2.15%	1.64%
Return After Taxes on Distributions	3.28%	2.13%	1.62%
Return After Taxes on Distributions and Sale of Fund Shares	3.19%	2.15%	1.63%
Advisers Class
Return Before Taxes	3.14%	1.99%	1.48%
Class A
Return Before Taxes	0.76%	1.51%	1.24%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%
Bloomberg 1 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.47%	1.73%	1.58%

These returns reflect the maximum current sales charge for Class A (2.25%). Advisers Class performance shown above for the period prior to November 20, 2020 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different. Effective January 1, 2022, the Fund changed its name and investment strategy to no longer require it to invest at least 80% of its total assets in (i) municipal floating-rate bonds or obligations and (ii) fixed-rate municipal obligations with respect to which the Fund enters into agreements to swap the fixed rate for a floating rate (the “Floating Rate 80% Policy”). The Floating-Rate 80% Policy was in effect since August 19, 2013 and, at that time, the Fund also changed its objective. Investors cannot invest directly in an Index.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with BMR, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg Municipal Bond Index and Bloomberg 1 Year Municipal Bond Index, and neither shall be liable in any way to BMR, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg Municipal Bond Index and Bloomberg 1 Year Municipal Bond Index or any data included therein.

53

After-tax returns are calculated using the highest historical individual U.S. federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class I shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Short Duration Municipal Opportunities Fund

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class I shares. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

Annual Total Returns—Calendar Years

High Quarter	December 31, 2023	3.77%
Low Quarter	March 31, 2022	-3.78%

Year-to-date returns as of September 30, 2026: -2.20%

Average Annual Total Returns
(for the calendar periods ended December 31, 2025)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return Before Taxes	4.96%	2.01%	2.42%
Return After Taxes on Distributions	4.76%	1.89%	2.33%
Return After Taxes on Distributions and Sale of Fund Shares	4.08%	1.99%	2.32%
Class A
Return Before Taxes	1.41%	1.19%	1.93%
Class C
Return Before Taxes	3.10%	1.11%	1.51%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.01%	1.22%	1.98%
54

These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. Effective November 14, 2016, the Fund changed its objective and investment strategy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax. Investors cannot invest directly in an Index.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with Eaton Vance, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg Municipal Bond Index and Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index, and neither shall be liable in any way to Eaton Vance, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg Municipal Bond Index and Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index or any data included therein.

After-tax returns are calculated using the highest historical individual U.S. federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class I shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance High Yield Municipal Income Fund

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class I shares. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns—Calendar Years

High Quarter	December 31, 2023	8.60%
Low Quarter	March 31, 2022	-6.17%

Year-to-date returns as of September 30, 2026: -2.88%

Average Annual Total Returns
(for the calendar periods ended December 31, 2025)

55

	Past One Year	Past Five Years	Past Ten Years
Class I
Return Before Taxes	3.08%	1.36%	3.14%
Return After Taxes on Distributions	2.93%	1.18%	2.97%
Return After Taxes on Distributions and Sale of Fund Shares	3.56%	1.79%	3.20%
Class A
Return Before Taxes	-0.57%	0.46%	2.55%
Class C
Return Before Taxes	1.08%	0.35%	2.13%
Class W
Return Before Taxes	3.56%	1.75%	3.34%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%

These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. Investors cannot invest directly in an Index.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with BMR, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg Municipal Bond Index, and neither shall be liable in any way to BMR, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg Municipal Bond Index or any data included therein.

After-tax returns are calculated using the highest historical individual U.S. federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class I shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Existing Acquiring Fund Reorganization

The Existing Acquiring Fund outperformed Eaton Vance National Limited Maturity Municipal Income Fund (for purposes of this section, the “Acquired Fund”) for the five-year period ended December 31, 2025, and for the calendar years ended December 31, 2022 and December 31, 2023. The Existing Acquiring Fund underperformed the Acquired Fund for the one-year period ended December 31, 2025, and for the calendar years ended December 31, 2019, December 31, 2020, December 31, 2021, December 31, 2024, and December 31, 2025.

Eaton Vance National Limited Maturity Municipal Income Fund

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class I shares. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

56

Annual Total Returns—Calendar Years

High Quarter	December 31, 2023	3.61%
Low Quarter	March 31, 2022	-3.36%

Year-to-date returns as of September 30, 2026: -2.07%

Average Annual Total Returns
(for the calendar periods ended December 31, 2025)

	Past One Year	Past Five Years	Past Ten Years
Class I
Return Before Taxes	4.40%	1.61%	2.09%
Return After Taxes on Distributions	4.28%	1.49%	2.02%
Return After Taxes on Distributions and Sale of Fund Shares	3.88%	1.75%	2.17%
Class A
Return Before Taxes	0.77%	0.77%	1.59%
Class C
Return Before Taxes	2.29%	0.68%	1.17%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.25%	0.80%	2.34%
Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.01%	1.22%	1.98%

These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase.  The average annual total returns listed for Class C reflect conversion to Class A shares after eight years.  Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.  Investors cannot invest directly in an Index.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with BMR, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg Municipal Bond Index and Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index, and neither shall be liable in any way to BMR, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg Municipal Bond Index and Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index or any data included therein.

After-tax returns are calculated using the highest historical individual U.S. federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class I shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because

57

no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Eaton Vance Short Duration Municipal Income ETF

As of the close of business on March 22, 2024, Morgan Stanley Institutional Fund Trust - Short Duration Municipal Income Portfolio (the “Predecessor Fund”), which operated as a mutual fund, was reorganized into Eaton Vance Short Duration Municipal Income ETF (“ETF Reorganization”). The Predecessor Fund’s investment objective was substantially similar to Eaton Vance Short Duration Municipal Income ETF’s and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of Eaton Vance Short Duration Municipal Income ETF. The Predecessor Fund was designated as the accounting survivor in the ETF Reorganization. As a result, Eaton Vance Short Duration Municipal Income ETF has assumed the Predecessor Fund’s historical performance and the performance information shown below for the periods prior to March 22, 2024 reflects that of the Class  IR shares of the Predecessor Fund, which had a different fee structure than Eaton Vance Short Duration Municipal Income ETF. The performance of the Predecessor Fund for the periods prior to March 22, 2024 has not been restated to reflect the annual operating expenses of Eaton Vance Short Duration Municipal Income ETF, which are lower than those of the Predecessor Fund. Past performance may have been different if Eaton Vance Short Duration Municipal Income ETF’s current fee structure had been in place during the period.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s  average annual returns for the past one and five-year periods and since inception compare with those of a broad measure of market performance and one or more additional indexes.  The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the Adviser believes is representative of the Fund’s investment universe. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

High Quarter	December 31, 2023	2.72%
Low Quarter	December 31, 2024	-0.06%

Year-to-date returns as of September 30, 2026: -0.28%

Average Annual Total Returns
(for the calendar periods ended December 31, 2025)

	Past One Year	Past Five Years	Since Inception
Return Before Taxes	4.38%	2.63%	2.17%
Return After Taxes on Distributions[1]	4.38%	2.17%	1.72%
Return After Taxes on Distributions and Sale of Fund Shares	3.89%	2.09%	1.66%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[2]	4.25%	0.80%	2.41%[3]
ICE BofA 1-3 Year US Municipal Securities Index (reflects no deduction for fees, expenses or taxes)[4]	3.72%	1.56%	1.84%[3]
Short Duration Municipal Income Blend Index (reflects no deduction for fees, expenses or taxes)[5]	3.72%	2.31%	1.88%[3]
58

[1]	These returns do not reflect any tax consequences from a sale of your shares at the end of each period.
[2]	The Bloomberg Municipal Bond Index covers the USD denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. It is not possible to invest directly in an index.
[3]	Since Inception reflects the inception date of the Predecessor Fund (commenced operations on 12/19/2018).
[4]	The ICE BofA (Intercontinental Exchange Bank of America) 1-3 Year US Municipal Securities Index is a subset of ICE BofA US Municipal Securities Index including all securities with a remaining term to final maturity less than 3 years. ICE BofA US Municipal Securities Index tracks the performance of US dollar denominated investment grade tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market. Qualifying securities must have at least one-year remaining term to final maturity, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule and an investment grade rating (based on an average of Moody’s, S&P and Fitch). It is not possible to invest directly in an index.
[5]	The Short Duration Municipal Income Blended Index is a performance linked benchmark of the old and new benchmark of the Fund. The old benchmark represented by Bloomberg BVAL Municipal AAA Yield Curve (Callable) 3-Month Index (a municipal “AAA” 5% coupon benchmark yield curve that is the baseline curve for BVAL tax-exempt municipals) for periods from the Predecessor Fund’s inception to July 30, 2023, and the new additional index represented by ICE BofA 1-3 Year US Municipal Securities Index for the periods thereafter. It is not possible to invest directly in an index.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

Comparison of the Funds’ Management

Each Acquired Fund is a series of an Acquired Fund Trust. Each Acquired Fund Trust is governed by the Acquired Funds Board, which is responsible for overseeing the Acquired Funds. Each Acquiring Fund is a series of the Acquiring Fund Trust. The Acquiring Fund Trust is governed by the Acquiring Funds Board, which is responsible for overseeing all business activities of the Acquiring Funds. The Acquired Funds Board and Acquiring Funds Board are comprised of different individuals.

BMR serves as the investment adviser to each Acquired Fund except Eaton Vance Municipal Opportunities Fund and Eaton Vance Short Duration Municipal Opportunities Fund. Eaton Vance serves as the investment adviser to Eaton Vance Municipal Opportunities Fund and Eaton Vance Short Duration Municipal Opportunities Fund. Eaton Vance and BMR, each a registered investment adviser, have offices at One Post Office Square, Boston, MA 02109.

MSIM serves as the investment adviser to the Acquiring Funds. MSIM, with principal offices at 1585 Broadway, New York, NY 10036, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad.

Morgan Stanley (NYSE: “MS”), whose principal offices are at 1585 Broadway, New York, New York 10036, is the parent of MSIM, BMR, and Eaton Vance. Morgan Stanley is a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of September 30, 2026, Morgan Stanley’s asset management operations had aggregate assets under management or supervision of approximately $2.0 trillion.

59

Pursuant to an Investment Management Agreement between the Acquiring Fund Trust and the Adviser (the “Acquiring Fund Management Agreement”), each Acquiring Fund will pay MSIM a management fee based on a percentage of average daily net assets. The management fee for each Acquiring Fund is as follows:

Acquiring Fund
Eaton Vance National Municipal Income ETF	0.30%
Eaton Vance California Municipal Opportunities ETF	0.30%
Eaton Vance New York Municipal Income ETF	0.35%
Eaton Vance Municipal Opportunities ETF	0.35%
Eaton Vance National Ultra-Short Municipal Income ETF	0.15%
Eaton Vance Short Duration Municipal Opportunities ETF	0.24%
Eaton Vance High Yield Municipal Income ETF	0.39%
Eaton Vance Short Duration Municipal Income ETF	0.19%

Each Acquired Fund currently pays the applicable Acquired Fund Adviser an advisory fee described in the table below:

Acquired Fund
Eaton Vance National Municipal Income Fund	BMR receives a monthly advisory fee equal to the aggregate of a daily asset-based fee and a daily income-based fee. The fees are applied on the basis of the following categories:
Category	Daily Net Assets	Annual Asset Rate	Daily Income Rate
1	Up to $500 million	0.300%	3.00%
2	$500 million but less than $1 billion	0.275%	2.75%
3	$1 billion but less than $1.5 billion	0.250%	2.50%
4	$1.5 billion but less than $2 billion	0.225%	2.25%
5	$2 billion but less than $3 billion	0.200%	2.00%
6	$3 billion and over	0.175%	1.75%
Eaton Vance California Municipal Opportunities Fund	BMR receives a monthly advisory fee equal to the aggregate of a daily asset-based fee and a daily income-based fee. The fees are applied on the basis of the following categories:
Category	Daily Net Assets	Annual Asset Rate	Daily Income Rate
1	Up to $500 million	0.300%	3.00%
2	$500 million but less than $1 billion	0.275%	2.75%
3	$1 billion but less than $1.5 billion	0.250%	2.50%
4	$1.5 billion but less than $2 billion	0.225%	2.25%
5	$2 billion but less than $3 billion	0.200%	2.00%
6	$3 billion and over	0.175%	1.75%
60

Eaton Vance New York Municipal Income Fund	BMR receives a monthly advisory fee equal to the aggregate of a daily asset-based fee and a daily income-based fee. The fees are applied on the basis of the following categories:
Category	Daily Net Assets	Annual Asset Rate	Daily Income Rate
1	up to $20 million	0.100%	1.00%
2	$20 million but less than $40 million	0.200%	2.00%
3	$40 million but less than $500 million	0.300%	3.00%
4	$500 million but less than $1 billion	0.275%	2.75%
5	$1 billion but less than $1.5 billion	0.250%	2.50%
6	$1.5 billion but less than $2 billion	0.225%	2.25%
7	$2 billion but less than $3 billion	0.200%	2.00%
8	$3 billion and over	0.175%	1.75%
Eaton Vance Municipal Opportunities Fund	Eaton Vance receives a monthly advisory fee as follows:
Average Daily Net Assets	Annual Fee Rate
up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
Eaton Vance National Ultra-Short Municipal Income Fund	BMR receives a daily asset-based fee computed by applying the annual asset rate applicable to that portion of the total daily net assets of the Fund in each category as indicated below:
Category	Daily Net Assets	Annual Asset Rate
1	Up to $500 million	0.300%
2	$500 million but less than $1 billion	0.275%
3	$1 billion but less than $1.5 billion	0.250%
4	$1.5 billion but less than $2 billion	0.225%
5	$2 billion but less than $3 billion	0.200%
6	$3 billion and over	0.175%
Eaton Vance Short Duration Municipal Opportunities Fund	Eaton Vance receives a monthly advisory fee as follows:
Average Daily Net Assets	Annual Fee Rate
up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
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Eaton Vance High Yield Municipal Income Fund	BMR receives a monthly advisory fee equal to the aggregate of a daily asset-based fee and a daily income-based fee. The fees are applied on the basis of the following categories:
Category	Total Daily Net Assets	Annual Asset Rate	Category	Total Daily Net Assets	Daily Income Rate
1	up to $500 million	0.3150%	1	up to $500 million	3.1500%
2	$500 million but less than $750 million	0.2925%	2	$500 million but less than $1 billion	2.9250%
3	$750 million but less than $1.5 billion	0.2700%	3	$1 billion but less than $1.5 billion	2.7000%
4	$1.5 billion but less than $2 billion	0.2475%	4	$1.5 billion but less than $2 billion	2.4750%
5	$2 billion but less than $3 billion	0.2250%	5	$2 billion but less than $3 billion	2.2500%
6	$3 billion and over	0.2025%	6	$3 billion and over	2.0250%
Eaton Vance National Limited Maturity Municipal Income Fund	BMR receives a monthly advisory fee equal to the aggregate of a daily asset-based fee and a daily income-based fee. The fees are applied on the basis of the following categories:
Category	Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
1	up to $500 million	0.300%	3.00%
2	$500 million but less than $1 billion	0.275%	2.75%
3	$1 billion but less than $1.5 billion	0.250%	2.50%
4	$1.5 billion but less than $2 billion	0.225%	2.25%
5	$2 billion but less than $3 billion	0.200%	2.00%
6	$3 billion and over	0.175%	1.75%

During each Acquired Fund’s most recent fiscal year end, the Acquired Fund paid the applicable Acquired Fund Adviser the following effective advisory fees (net of waivers).

Acquired Fund*
Eaton Vance National Municipal Income Fund	0.32%
Eaton Vance California Municipal Opportunities Fund	0.41%
Eaton Vance New York Municipal Income Fund	0.41%
Eaton Vance Municipal Opportunities Fund	0.59%
Eaton Vance National Ultra-Short Municipal Income Fund	0.30%
Eaton Vance Short Duration Municipal Opportunities Fund	0.40%
Eaton Vance High Yield Municipal Income Fund	0.44%
Eaton Vance National Limited Maturity Municipal Income Fund	0.42%

* The effective advisory fee rates reflect the impact of the fee waivers that are currently in place for the Acquired Funds.

The contractual management fee rate for each Acquiring Fund is lower than the contractual advisory fee rate(s) of the corresponding Acquired Fund.

Acquiring Fund Management Agreement

As a result of the proposed Reorganizations, shareholders of each class of each Acquired Fund can expect to experience lower net expenses as a percentage of average daily net assets as shareholders in the corresponding

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Acquiring Fund after the Reorganization, other than Class W shares of Eaton Vance High Yield Municipal Income Fund. Each Acquiring Fund employs a unitary fee structure pursuant to which MSIM bears all operating expenses of the Fund, subject to certain exceptions.

Under the unitary fee structure, the Acquiring Funds’ Adviser will pay substantially all expenses of each Acquiring Fund (including expenses of the Acquiring Fund Trust relating to each Acquiring Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of each Acquiring Fund’s business. The imposition of the Adviser’s fees, as well as any other operating expenses not borne by the Acquiring Funds’ Adviser as described above, will have the effect of reducing the total return to investors. From time to time, the Acquiring Funds’ Adviser may waive receipt of its fees, which would have the effect of lowering each Acquiring Fund’s overall expense ratio and increasing total return to investors at the time such amounts are waived or assumed, as the case may be. MSIM has agreed to waive a portion of its management fee for Eaton Vance New York Municipal Income ETF to limit the Fund’s total annual operating expenses through February 1, 2028, or until such time as the Acquiring Fund Board acts to discontinue all or a portion of such waiver when it deems such action is appropriate. It is not expected that the fee waiver will be extended. If the waiver is not extended, Eaton Vance New York Municipal Income ETF’s annual fund operating expenses will increase upon expiration of the waiver.

Acquired Fund Advisory Agreements

Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund, Eaton Vance New York Municipal Income Fund, Eaton Vance National Ultra-Short Municipal Income Fund, Eaton Vance High Yield Municipal Income Fund, and Eaton Vance National Limited Maturity Municipal Income Fund:

BMR provides investment advice and portfolio management services to the Acquired Funds pursuant to Investment Advisory Agreements with the applicable Acquired Fund Trust on behalf of each Acquired Fund (collectively, the “Acquired Fund Advisory Agreements”). BMR acts as investment adviser for and manages the investment and reinvestment of the assets of each Acquired Fund and administers the Fund’s investment affairs, subject to the supervision of the Trustees of the Acquired Fund Trust. Pursuant to the Acquired Fund Advisory Agreements, BMR is entitled to receive from the Acquired Fund the advisory fee described in the table above.

Eaton Vance currently serves as administrator for each Acquired Fund under an Administrative Services Agreement, but currently receives no compensation for providing administrative services to the Acquired Fund.

Eaton Vance Municipal Opportunities Fund and Eaton Vance Short Duration Municipal Opportunities Fund:

Eaton Vance provides investment advice, portfolio management services, and administrative services to the Acquired Funds pursuant to an Investment Advisory and Administrative Agreement with the applicable Acquired Fund Trust on behalf of each Acquired Fund (the “Acquired Fund Advisory and Administrative Agreements”). Eaton Vance acts as investment adviser for and manages the investment and reinvestment of the assets of each Acquired Fund and administers the Fund’s affairs, subject to the supervision of the Trustees of the Acquired Fund Trust. Eaton Vance also provides administrative services to the Acquired Funds. Pursuant to the Acquired Fund Advisory and Administrative Agreements, Eaton Vance is entitled to receive from the Acquired Fund the advisory fee described in the table above.

All Acquired Funds

Each Acquired Fund bears all of its own costs and expenses, including but not limited to: (i) expenses of maintaining the Acquired Fund and continuing its existence, (ii) registration of the Acquired Fund Trust under the 1940 Act, (iii) commissions, spreads, fees and other expenses connected with the acquisition, holding and disposition of  securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, and redemption of shares, (viii) fees and expenses of registering, qualifying and maintaining the Acquired Fund Trust, the Acquired Fund and its shares under applicable federal and state securities laws and of preparing and filing registration statements, other offering statements or memoranda, and other reports, forms, and

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documents required to be filed by the Acquired Fund Trust on behalf of the Acquired Fund with SEC or any other regulatory body, and for printing and distributing the same to shareholders; (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor; (x) expenses of reports to governmental officers and commissions; (xi) insurance expenses; (xii) association membership dues; (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Acquired Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values); (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund; (xv) expenses for servicing shareholder accounts; (xvi) any direct charges to the Fund or shareholders approved by the Trustees of the Acquired Fund Trust; (xvii) compensation and expenses of Trustees of the Acquired Fund Trust who are not members of the Acquired Fund Adviser’s organization; (xviii) all payments to be made and expenses to be assumed by the Acquired Fund in connection with the distribution of Acquired Fund shares, (xix) any pricing or valuation services employed by the Acquired Fund to value its investments including primary and comparative valuation services; (xx) any investment advisory, sub-investment advisory, or similar management fee payable by the Acquired Fund, (xxi) all expenses incurred in connection with the Acquired Fund’s use of a line of credit, and (xxii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Acquired Fund Trust to indemnify its Trustees, officers and shareholders with respect thereto.

Eaton Vance has agreed to reimburse the Eaton Vance Municipal Opportunities Fund’s expenses to the extent that Total Annual Operating Expenses exceed 0.92% for Class A shares, 1.67% for Class C shares and 0.67% for Class I shares. This expense reimbursement will continue through December 1, 2027. Any amendment or termination of this reimbursement would require approval of the Board of Trustees. Amounts reimbursed may be recouped by Eaton Vance during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.

The administrator has agreed to reimburse Eaton Vance National Ultra-Short Municipal Income Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.50% for Advisers Class, 0.50% for Class A shares and 0.35% for Class I shares. This expense reimbursement will continue through August 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

BMR has agreed to reimburse the total amount of the advisory fees paid by Class W shares of Eaton Vance High Yield Municipal Income Fund. This expense reimbursement will continue through June 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. Pursuant to this arrangement, the investment adviser, may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

BMR and the administrator have agreed to reimburse Eaton Vance New York Municipal Income Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.70% for Class A shares, 1.45% for Class C shares and 0.50% for Class I shares. This expense reimbursement will continue through February 1, 2028. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

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If (and only if) a Reorganization is approved by Acquired Fund Shareholders, it is expected that on the first business day of the month following shareholder approval , the following Acquired Fund fees will be waived: (i) the sales charge on purchases of Class A Acquired Fund Shares; (ii) the contingent deferred sales charge (“CDSC”) on Class A and Class C Acquired Fund Shares; (iii) the 12b-1 fees for any applicable share class of each Acquired Fund; and (iv) any finder’s fee payments applicable to any class of Acquired Fund Shares. Please refer to the sections of the applicable Acquired Fund prospectus entitled “Purchasing Shares,” “Sales Charge(s),” “Redeeming Shares,” and “Shareholder Account Features.” If Acquired Fund Shareholders approve the Reorganizations at the shareholder meeting scheduled for December 3, 2026, it is expected that the waivers described above will take effect on January 4, 2027.

A discussion regarding the basis for the Acquired Funds Board’s approval of the Acquired Fund Advisory Agreements and Acquired Fund Advisory and Administrative Agreement with respect to each Acquired Fund and the Acquiring Fund Management Agreement with respect to Eaton Vance Short Duration Municipal Income ETF is available in the following Form N-CSR filings:

Fund	N-CSR for the period ended
Eaton Vance Municipal Opportunities Fund	July 31
Eaton Vance New York Municipal Income Fund	September 30
Eaton Vance California Municipal Opportunities Fund	September 30
Eaton Vance National Municipal Income Fund	September 30
Eaton Vance High Yield Municipal Income Fund	July 31
Eaton Vance National Ultra-Short Municipal Income Fund	September 30
Eaton Vance National Limited Maturity Municipal Income Fund	September 30
Eaton Vance Short Duration Municipal Opportunities Fund	September 30
Eaton Vance Short Duration Municipal Income ETF	September 30

A discussion regarding the basis for the New Acquiring Funds Board’s approval of the Acquiring Fund Management Agreement for each New Acquiring Fund will be available in the first N-CSR filing for each of New Acquiring Fund.

Portfolio Management

Each Acquired Fund’s and Acquiring Fund’s current portfolio management teams are composed of the individuals listed below. Following the Reorganizations, the Acquiring Fund’s portfolio management team will continue to manage the Acquiring Fund.

Reorganization	Acquired Fund’s Portfolio Managers	Corresponding Acquiring Fund’s Portfolio Managers
National Municipal Income Reorganization	Craig Brandon, CFA, Chris Eustance, CFA	Craig Brandon, CFA, Chris Eustance, CFA, Brandon Matsui, CFA
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California Municipal Opportunities Reorganization	Craig Brandon, CFA, Trevor Smith	Craig Brandon, CFA, Trevor Smith, Brandon Matsui, CFA
New York Municipal Income Reorganization	Craig Brandon, CFA, Chris Eustance, CFA	Craig Brandon, CFA, Chris Eustance, CFA Brandon Matsui, CFA
Municipal Opportunities Reorganization	Craig Brandon, CFA, Trevor Smith	Craig Brandon, CFA, Trevor Smith, Brandon Matsui, CFA
National Ultra-Short Municipal Income Reorganization	Craig Brandon, CFA, Julie Callahan, CFA	Craig Brandon, CFA, Julie Callahan, CFA, Brandon Matsui, CFA
Short Duration Municipal Opportunities Reorganization	Craig Brandon, CFA, Trevor Smith	Craig Brandon, CFA, Trevor Smith, Brandon Matsui, CFA
High Yield Municipal Income Reorganization	Cindy Clemson, Bill Delahunty, CFA	Cindy Clemson, Bill Delahunty, CFA Brandon Matsui, CFA
National Limited Maturity Municipal Income Reorganization	Christopher J. Eustance Trevor G. Smith	Julie P. Callahan, CFA Paul Metheny, CFA Carl Thompson, CFA Brandon Matsui, CFA

The portfolio managers listed above under the heading “Corresponding Acquiring Fund’s Portfolio Managers” will be jointly and primarily responsible for the day-to-day management of the applicable Acquiring Fund.

Messrs. Eustance, Matsui, Metheny, Smith, and Thompson are each an Executive Director of MSIM and Messrs. Brandon and Delahunty and Mses. Callahan and Clemson are each a Managing Director of MSIM. Each portfolio manager manages other funds. Messrs. Brandon, Delahunty, Eustance, Metheny, Smith, and Thompson and Mses. Callahan and Clemson are also each a Vice President of Eaton Vance and BMR and have been employees of the Morgan Stanley organization for more than five years. Mr. Matsui joined MSIM in 2023. Prior to that, Mr. Matsui served as the Head of Fixed Income for DWS’ Systematic Investment Solutions group since 2016.

The Funds’ SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Comparison of the Funds’ Fundamental and Non-Fundamental Investment Policies

Fundamental Investment Policies

The fundamental investment policies of each Acquired Fund and its corresponding Acquiring Fund are substantially similar, with the exception of the Funds’ fundamental investment policies with respect to commodities and margin and, for certain Funds, loans . As noted below, each Acquired Fund, except Eaton Vance Municipal Opportunities Fund, has a fundamental policy that it will not purchase or sell physical commodities or contracts for the purchase or sale of physical commodities. Each Acquiring Fund may purchase or sell commodities to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation. In addition, each Acquired Fund has a fundamental policy that it will not purchase securities on margin, while the Acquiring Funds do not have a similar investment policy. Further, with respect to the California Municipal Opportunities Reorganization, New York Municipal Income Reorganization, National Ultra-Short Municipal Income Reorganization, Short Duration Municipal Opportunities Reorganization, High Yield Municipal Income Reorganization, and National Limited Maturity Municipal Income Reorganization, each Acquired Fund has a fundamental policy that it not make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities. Each corresponding Acquiring Fund may make loans to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation. The differences in fundamental investment policies are not

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expected to result in or reflect any material difference in the way in which the Acquiring Funds will be managed by MSIM compared to the way in which the corresponding Acquired Fund is currently managed by the Acquiring Fund Advisers.

California Municipal Opportunities Reorganization, New York Municipal Income Reorganization, National Ultra-Short Municipal Income Reorganization, Short Duration Municipal Opportunities Reorganization, High Yield Municipal Income Reorganization, and National Limited Maturity Municipal Income Reorganization:

	Acquired Fund	Acquiring Fund
General	The following investment restrictions of each Acquired Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Acquired Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Acquired Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Acquired Fund.	Each Acquiring Fund has adopted the following fundamental policies, which may not be changed without the approval by “vote of a majority of the outstanding voting securities” of the Fund as defined in the 1940 Act. The 1940 Act provides that the “vote of a majority of the outstanding voting securities” of the Fund means the vote, at the annual or a special meeting of the security holders of such Fund duly called, (A) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50% of the outstanding voting securities of such Fund, whichever is the less.
Commodities	Each Acquired Fund may not purchase or sell physical commodities or contracts for the purchase or sale of physical commodities.	Each Acquiring Fund may purchase or sell commodities to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation.
Real Estate

California Municipal Opportunities Fund, New York Municipal Income Fund, National Ultra-Short Municipal Income Fund, Short Duration Municipal Opportunities Fund, and National Limited Maturity Municipal Income Fund:

The Fund may not purchase or sell real estate (including limited partnership interests in real estate but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest or deal in real estate

Each Acquiring Fund may purchase or sell real estate or any interest therein to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation.
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or securities which are secured by real estate).

Eaton Vance High Yield Municipal Income Fund:

The Fund may not purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

Loans	Each Acquired Fund may not make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.	Each Acquiring Fund may make loans to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation.
Borrowing and Senior Securities	Each Acquired Fund may not borrow money or issue senior securities except as permitted by the 1940 Act.

Each Acquiring Fund may borrow money to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation.

Each Acquiring Fund may issue senior securities to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation.

Margin	Each Acquired Fund may not purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.	No corresponding fundamental policy.
Underwriting	Each Acquired Fund may not underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the 1933 Act.	Each Acquiring Fund may not underwrite securities issued by others, except to the extent that the Fund may be deemed an underwriter under certain securities laws in purchasing or disposing of portfolio securities or in connection with investments in other investment companies.
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Industry Concentration	Each Acquired Fund may not invest 25% or more of its total assets in any one industry.	Except as otherwise permitted by the 1940 Act or any applicable law, rule, order or interpretation, each Acquiring Fund may not purchase any security if, as a result of that purchase, more than 25% of its total assets would be invested in securities of issuers within the same industry.
80% Investment Policy Pursuant to Rule 35d-1 under the 1940 Act	Each Acquired Fund’s 80% Policy as stated in its principal investment strategies may only be changed with shareholder approval.	Each Acquiring Fund’s 80% Policy as stated in its principal investment strategies may only be changed with shareholder approval.

National Municipal Income Reorganization

	Acquired Fund	Acquiring Fund
General	The following investment restrictions of the Acquired Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Acquired Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Acquired Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Acquired Fund.	Each Acquiring Fund has adopted the following fundamental policies, which may not be changed without the approval by “vote of a majority of the outstanding voting securities” of the Fund as defined in the 1940 Act. The 1940 Act provides that the “vote of a majority of the outstanding voting securities” of the Fund means the vote, at the annual or a special meeting of the security holders of such Fund duly called, (A) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50% of the outstanding voting securities of such Fund, whichever is the less.
Real Estate and Commodities	The Acquired Fund may not buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities.

Each Acquiring Fund may purchase or sell commodities to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation.

Each Acquiring Fund may purchase or sell real estate or any interest therein to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation.

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Loans	The Acquired Fund may not make loans to other persons except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements, (c) lending portfolio securities, and (d) lending cash consistent with applicable law.	Each Acquiring Fund may make loans to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation.
Borrowing and Senior Securities	The Acquired Fund may not borrow money or issue senior securities except as permitted by the 1940 Act.

Each Acquiring Fund may borrow money to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation.

Each Acquiring Fund may issue senior securities to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation.

Margin	The Acquired Fund may not purchase any securities or evidences of interest there on “margin,” that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed.	No corresponding fundamental policy.
Underwriting	The Acquired Fund may not engage in the underwriting of securities.	Each Acquiring Fund may not underwrite securities issued by others, except to the extent that the Fund may be deemed an underwriter under certain securities laws in purchasing or disposing of portfolio securities or in connection with investments in other investment companies.
Industry Concentration	The Acquired Fund may not invest 25% or more of its total assets in any one industry.	Except as otherwise permitted by the 1940 Act or any applicable law, rule, order or interpretation, the Acquiring Fund may not purchase any security if, as a result of that purchase, more than 25% of its total assets would be invested in securities of issuers within the same industry.
Investment Companies	Notwithstanding the investment policies and restrictions of the Fund, the Acquired Fund may invest its investable assets in another open-end management investment	No corresponding fundamental policy.
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company with substantially the same investment objective, policies and restrictions as the Fund; moreover, subject to Trustee approval, the Fund may invest its investable assets in two or more open-end management investment companies which together have substantially the same investment objective, policies and restrictions as the Fund, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

80% Investment Policy Pursuant to Rule 35d-1 under the 1940 Act	The Acquired Fund’s 80% Policy as stated in its principal investment strategies may only be changed with shareholder approval.	Each Acquiring Fund’s 80% Policy as stated in its principal investment strategies may only be changed with shareholder approval.

Municipal Opportunities Reorganization

	Acquired Fund	Acquiring Fund
General	The following investment restrictions of the Acquired Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Acquired Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Acquired Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Acquired Fund.	Each Acquiring Fund has adopted the following fundamental policies, which may not be changed without the approval by “vote of a majority of the outstanding voting securities” of the Fund as defined in the 1940 Act. The 1940 Act provides that the “vote of a majority of the outstanding voting securities” of the Fund means the vote, at the annual or a special meeting of the security holders of such Fund duly called, (A) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50% of the outstanding voting securities of such Fund, whichever is the less.
Commodities	The Acquired Fund may purchase and sell commodities and commodities contracts of all types and kinds (including without limitation futures contracts, options on futures contracts and other commodities-related investments) to the extent permitted by law.	Each Acquiring Fund may purchase or sell commodities to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation.
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Real Estate	The Acquired Fund may not purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.	Each Acquiring Fund may purchase or sell real estate or any interest therein to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation.
Loans	The Acquired Fund may not make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements (c) lending portfolio securities and (d) lending cash consistent with applicable law.	Each Acquiring Fund may make loans to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation.
Borrowing and Senior Securities	The Acquired Fund may not borrow money or issue senior securities except as permitted by the 1940 Act.

Each Acquiring Fund may borrow money to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation.

Each Acquiring Fund may issue senior securities to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation.

Margin	The Acquired Fund may not purchase any securities on margin (but the Fund and the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Fund of initial, maintenance or variation margin in connection with all types of options and futures contract transactions is not considered the purchase of a security on margin.	No corresponding fundamental policy.
Underwriting	The Acquired Fund may not underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933.	Each Acquiring Fund may not underwrite securities issued by others, except to the extent that the Fund may be deemed an underwriter under certain securities laws in purchasing or disposing of portfolio securities or in connection with investments in other investment companies.
Industry Concentration	The Acquired Fund may not concentrate its investments in any particular industry, but, if deemed appropriate for the Fund’s objective, up to (but less than) 25% of the	Except as otherwise permitted by the 1940 Act or any applicable law, rule, order or interpretation, the Acquiring Fund may not purchase any security if, as a result of that
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	value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).	purchase, more than 25% of its total assets would be invested in securities of issuers within the same industry.
80% Investment Policy Pursuant to Rule 35d-1 under the 1940 Act	The Acquired Fund’s 80% Policy as stated in its principal investment strategies may only be changed with shareholder approval.	Each Acquiring Fund’s 80% Policy as stated in its principal investment strategies may only be changed with shareholder approval.

In addition to the policies described above, each Acquired Fund and its corresponding Acquiring Fund, other than Eaton Vance New York Municipal Income Fund and Eaton Vance New York Municipal Income ETF, operates or will operate as a diversified fund.

Additional Information About the Acquiring Funds’ Investment Policies and Limitations

Summary of 1940 Act Restrictions on Certain Activities. The following is not part of the fundamental policies of the Acquiring Funds but provides additional information regarding certain of these policies. Certain of an Acquiring Fund’s fundamental policies set forth above permit the Acquiring Fund to make investments or engage in transactions to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation, or prohibit transactions except to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation. To the extent the 1940 Act or the rules, orders, or interpretations thereunder may, in the future, be amended or otherwise revised to provide greater flexibility, or to the extent the SEC may in the future grant exemptive relief providing greater flexibility, the Acquiring Fund will be able to use that flexibility without seeking shareholder approval of its fundamental policies. Similarly, with respect to an Acquiring Fund’s fundamental investment policy regarding diversification, the Fund may rely on greater flexibility provided by the 1940 Act or interpretations, modifications or as applied by the SEC or its staff.

•	Concentration – According to the present interpretation by the SEC, a fund has concentrated its investments in the securities of issuers primarily engaged in any particular industry if the fund’s holdings in the securities in such issuers comprise more than 25% of the fund’s total assets. These limits do not apply to securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or municipal obligations With respect to each Acquiring Fund’s policy not to invest more than 25% of its total assets in any one industry, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and municipal obligations backed by the credit of a governmental entity are not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users and an Acquiring Fund’s 25% limitation would apply to such issuers. In addition, each Acquiring Fund may invest 25% or more of its total assets in certain types of municipal obligations, such as revenue bonds, and certain economic sectors, such as housing, hospitals and other health care facilities or utilities.
•	Borrowing money – The 1940 Act permits an Acquiring Fund to borrow up to 33 1⁄3% of its total assets (including the amounts borrowed) from banks, plus an additional 5% of its total assets for temporary purposes, which may be borrowed from banks or other sources. The borrowings subject to these limits include borrowings through reverse repurchase agreements and similar financing transactions unless an Acquiring Fund has elected to treat all such transactions as derivatives transactions for purposes of the SEC rule allowing an Acquiring Fund to enter into reverse repurchase agreements and similar financing transactions.
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•	Issuing senior securities – A “senior security” is an obligation with respect to the earnings or assets of a company that takes precedence over the claims of that company’s common stock with respect to the same earnings or assets. The 1940 Act prohibits an open-end fund from issuing senior securities other than certain borrowings from a bank, but an SEC rule allows an Acquiring Fund to engage in certain types of transactions (such as short sales, buying and selling financial futures contracts and other derivative instruments and selling put and call options) notwithstanding this prohibition and deems certain when issued, forward-settling and non-standard settlement cycle securities transactions not to involve a senior security, subject to compliance with the conditions of the rule. The fundamental policy relating to senior securities allows the Acquiring Funds to operate in reliance upon this rule.
•	Real Estate – The Acquiring Funds will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent an Acquiring Fund from investing in: (i) securities or other instruments backed by real estate or interests in real estate, (ii) securities or other instruments of issuers or entities that deal in real estate or are engaged in the real estate business, (iii) real estate investment trusts (REITs) or entities similar to REITs formed under the laws of non-U.S. countries or (iv) real estate or interests in real estate acquired through the exercise of its rights as a holder of securities secured by real estate or interests therein.
•	Making loans (Lending) – Under the 1940 Act, an open-end fund may loan money or property to persons who do not control and are not under common control with an Acquiring Fund, except that an Acquiring Fund may make loans to a wholly-owned subsidiary. In addition, the SEC staff takes the position that an Acquiring Fund may not lend portfolio securities representing more than one-third of such Acquiring Fund’s total asset value. An Acquiring Fund must receive from the borrower collateral at least equal in value to the loaned securities, marked to market daily.
•	Diversification – Under the 1940 Act, a “diversified” Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies. A “non-diversified” Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund.

The percentage limitations contained in the fundamental policies apply at the time of purchase of securities. Unless otherwise required by the 1940 Act (as is the case with borrowing), a later change in percentage resulting from changes in the value of the Fund’s assets or in total or net assets of the Fund will not be considered a violation of the restriction and the sale of securities will not be required. Future portfolios of the Trust may adopt different limitations.

Tax Diversification. Whether diversified or non-diversified, each Acquiring Fund will satisfy the diversification requirements for tax treatment as a regulated investment company (“RIC”). As a result, each Acquiring Fund will diversify its holdings so that, at the close of each quarter of its taxable year or within 30 days thereafter, (i) at least 50% of the market value of each Acquiring Fund’s total assets is represented by cash (including cash items and receivables), U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its total assets is invested in (i) the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Acquired Fund controls and which are engaged in the same, similar, or related trades or businesses or (ii) the securities of one or more “qualified” publicly traded partnerships.

Unusual Market Conditions. The investment policies, limitations or practices of each Acquiring Fund may not apply during periods of unusual or adverse market, economic, political or other conditions. Such market, economic, political or other conditions may include periods of abnormal or heightened market volatility, strained credit and/or liquidity conditions or increased governmental intervention in the markets or industries. During such periods, an Acquiring Fund may not invest according to its principal investment strategies or in the manner in which its name may suggest, and may be subject to different and/or heightened risks. It is possible that such unusual or adverse conditions may continue for extended periods of time.

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Additional Information About the Acquired Funds’ Investment Policies and Limitations

Each Acquired Fund’s borrowing policy is consistent with the 1940 Act and guidance of the SEC or its staff, and will comply with any applicable SEC exemptive order. Notwithstanding its investment policies and restrictions,  each Acquired  Fund may, in compliance with the requirements of the 1940 Act, invest: (i) all of its assets in an open-end management investment company with substantially the same investment objective(s), policies and restrictions as the Fund; or (ii) in more than one open-end management investment company sponsored by Eaton Vance  or its affiliates, provided any such company has investment objective(s), policies and restrictions that are consistent with those of the Acquired Fund.

In addition, to the extent a registered open-end investment company acquires securities of a fund in reliance on Section 12(d)(1)(G) under the 1940 Act, such acquired fund shall not acquire any securities of a registered open-end investment company in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) under the 1940 Act.

For purposes of each  Fund’s policy not to invest 25% or more of its total assets in any one industry, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the Prospectus and SAI, a Fund may invest more than 25% of its total assets in certain types of bonds or municipal obligations, as applicable, such as revenue bonds, and certain economic sectors, such as housing, hospitals and other health care facilities, utilities and industrial development bonds. An Acquired Fund’s investments in residual interest bonds and similar securities described in the Prospectus and this SAI will not be considered borrowing for the purposes of a Fund’s restrictions on borrowing described herein and in the Prospectus.

New York Municipal Income Fund’s investment policy, set forth in the Prospectus, to invest, under normal market circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”), requires that assets must be municipal obligations that are exempt from regular federal income tax and New York state and New York City personal income taxes in order to count toward the 80% Policy.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a requirement with respect to the percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Fund of such security or asset. Accordingly, unless otherwise noted, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund to dispose of such security or other asset. However, a Fund must always be in compliance with the borrowing policy set forth above. If a Fund is required to reduce borrowings, it will do so in a manner that is consistent with the 1940 Act and guidance of the SEC or its staff, and that complies with any applicable SEC exemptive order.

Comparison of the Funds’ Income and Capital Gain Distribution Policies

The distribution policies of the Acquired Funds are the same as their corresponding Acquiring Funds with respect to the timing of distributions. Each Fund’s policy is to declare distributions of investment income daily and distribute to shareholders substantially all of its net investment income, if any, in the form of a monthly dividend and to distribute net realized capital gains, if any, at least annually.

With respect to the National Limited Maturity Municipal Income Reorganization, the Acquired Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless the investor is investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

With respect to each other Reorganization, each Acquired Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax. Each Fund’s distributions from other portfolio securities may be subject

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to federal, state and/or local income taxes. Income derived from some municipal securities is subject to the federal alternative minimum tax. If a Fund makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid, whether the investor takes them in cash or reinvests them in Fund shares.

Where can I find more financial and performance information about the Funds?

Additional information is available in the Funds’ prospectuses, statements of additional information, and the most recent annual and semi-annual shareholder reports, as applicable. Because the New Acquiring Funds have not yet commenced operations, shareholder reports for the New Acquiring Funds are not available.

The Acquired Funds’ prospectuses are incorporated herein by reference and are legally deemed to be part of this combined Proxy Statement and Prospectus. A copy of each applicable Acquired Fund prospectus is available upon request from the Acquired Fund, free of charge.

The SAI also is incorporated herein by reference and is legally deemed to be part of this combined Proxy Statement and Prospectus. The Acquired Funds’ statement of additional information is incorporated herein by reference, and is available upon request.

To the extent available, the applicable prospectuses, statements of additional information, and the most recent annual and semi-annual shareholder reports have been filed with the SEC and are available, free of charge, by (i) calling toll-free at 1-800-836-2414 for the Acquiring Funds or 1-800-262-1122 for the Acquired Fund, (ii) accessing the documents at the Funds’ website at www.eatonvance.com/products/etfs for the Acquiring Funds or https://www.eatonvance.com/resources/prospectus-and-reports.html for the Acquired Funds, or (iii) writing to the Funds at the address listed above. In addition, these documents may be obtained from the EDGAR database on the SEC’s Internet site at http://www.sec.gov. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

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INFORMATION ABOUT THE REORGANIZATIONS

Reasons for the Reorganizations

After careful consideration of factors deemed relevant to the Acquired Fund Advisers, including the potential impact of each Reorganization on different subsets of each Acquired Fund’s shareholders, the Acquired Fund Advisers proposed to the Acquired Funds Board that each Acquired Fund be reorganized into its corresponding Acquiring Fund because of certain benefits associated with the ETF structure, which the Acquired Fund Advisers believe will better serve the interests of shareholders. In addition, the Acquired Fund Advisers believe that the Reorganizations present attractive opportunities for growth for the Acquired Funds as Acquiring Funds in light of their expected positioning as ETFs within their respective investment categories, and are intended to expand MSIM’s ability to deliver more of its investment capabilities in the ETF vehicle. The Acquired Fund Advisers believe that there is the potential for enhanced growth for the Acquired Funds as Acquiring Funds based on the Acquired Fund Advisers’ assessment of the ETF market for these strategies, taking into account, among other factors, peers, trends, and demands in their respective investment categories, and the benefits of such growth, such as the potential for cost savings from economies of scale.

Most shareholders are anticipated to benefit from the Reorganizations directly from the expected lower total annual fund operating expenses. In this regard, following each Reorganization, each Acquiring Fund is expected to have lower total annual fund operating expenses than those of each share class of its corresponding Acquired Fund, other than Class W shares of Eaton Vance High Yield Municipal Income Fund, as described herein.

Current shareholders of each class of each Acquired Fund may benefit from the potential for greater tax efficiency with the ETF structure with respect to the management of capital gains distributions. While the tax treatment of ETFs and mutual funds is the same, the mechanics of the creation and redemption process for ETFs allow ETFs to acquire securities in-kind and redeem securities in-kind, which generally allows shareholders of an ETF to defer the realization of capital gains as the result of the ETF’s portfolio transactions. In contrast, when portfolio securities are sold within a mutual fund (either to rebalance the mutual fund’s holdings or to raise cash for redemptions), the sale can create capital gains within the mutual fund that impact all taxable shareholders of the mutual fund. However, given that the Acquiring Funds will effect some or all of their creations and redemptions for cash rather than in-kind, a shareholder will not benefit from the greater tax efficiency of the ETF structure to the same extent as a shareholder of an ETF that effects all of its creations and redemptions in-kind.

Because most purchases and sales of Acquiring Fund Shares are expected to occur in the secondary market without requiring the Acquiring Funds to purchase or sell portfolio securities, the Acquiring Funds may be able to maintain smaller cash positions and incur lower portfolio transaction costs in response to shareholder activity than the Acquired Funds. In addition, to the extent an Acquiring Fund effects creations and redemptions in kind, it may avoid certain brokerage fees, commissions, spreads, and other transaction costs that a mutual fund otherwise may incur in connection with shareholder purchases and redemptions. These efficiencies may benefit the Acquiring Funds and their shareholders.

In addition, shareholders are expected to benefit from the secondary market liquidity of the Acquiring Funds. Acquired Fund Shareholders can only purchase or redeem Acquired Fund Shares at a price based on the Acquired Fund’s NAV that is next calculated after your order is received by the Acquired Fund. This NAV is calculated once per business day. Acquiring Fund Shareholders, however, will be able to purchase and sell Acquiring Fund Shares throughout a trading day on the secondary market. These trades will occur at market prices, which may be higher or lower than the Acquiring Fund’s NAV. This flexibility will give shareholders the opportunity to act on purchase and sale decisions immediately, rather than once a day.

Shareholders will also gain the additional benefit of full daily transparency into the underlying portfolio holdings of an Acquiring Fund. Currently, the Acquired Funds only provide periodic disclosure of their complete portfolio holdings. Following the Reorganizations, however, each Acquiring Fund will make its complete portfolio holdings public each business day. This holdings information, along with other information about the Acquiring Funds, will be found on each Acquiring Fund’s website.

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Please refer to Appendix F to this combined Proxy Statement and Prospectus for information regarding the existing and pro forma capitalization of the Funds.

Board Considerations

After a series of meetings culminating on September 11, 2026 to evaluate the Reorganizations, the Acquired Funds Board approved each Reorganization and Plan with respect to each Acquired Fund. In considering each Reorganization and Plan, the Acquired Funds Board requested and considered information from the officers of the applicable Acquired Fund Trust and representatives of the Acquired Fund Advisers and MSIM regarding the Reorganizations, including, among other things: (1) the investment objectives, principal investment strategies, and fundamental investment policies of each Acquired Fund and the corresponding Acquiring Fund; (2) a comparison of the fees and expenses of each Acquired Fund and its corresponding Acquiring Fund, including information regarding the potential impact of converting the Acquired Funds to an ETF structure; (3) the proposed plans for ongoing management, distribution, and operation of the Acquiring Funds; (4) the management and business of MSIM and its affiliates; (5) the impact of the Reorganizations on the Acquired Funds and Acquired Fund Shareholders, including different subsets of Acquired Fund Shareholders; and (6) the terms of each Plan.

In approving each Reorganization and Plan with respect to each Acquired Fund and recommending that Acquired Fund Shareholders vote to approve the Reorganizations, the Acquired Funds Board, which is comprised solely of Independent Trustees, unanimously determined with respect to each Acquired Fund that (i) participation in the Reorganization is in the best interests of the Acquired Fund, and (ii) the interests of the existing Acquired Fund Shareholders will not be diluted as a result of the Reorganization. The Board’s determinations on behalf of each Acquired Fund were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

In making these determinations, the Acquired Funds Board, including all of the Independent Trustees, with the assistance of independent legal counsel, carefully considered and weighed various factors, including the potential benefits and costs of each Reorganization to Acquired Fund Shareholders. These considerations included the following:

•	Each New Acquiring Fund has substantially the same investment objectives and substantially the same principal investment strategies as the corresponding Acquired Fund. Eaton Vance Short Duration Municipal Income ETF is an existing series of the Acquiring Fund Trust and has substantially the same investment objective and substantially similar strategies, subject to limited differences, as Eaton Vance National Limited Maturity Municipal Income Fund. In addition, each Acquired Fund is subject to substantially similar fundamental investment policies as the corresponding Acquiring Fund due to the limited differences. The variations in investment strategies and fundamental investment policies are not expected to result in or reflect any material difference in the way in which the Acquiring Fund will be managed by MSIM compared to the way in which the Acquired Fund is currently managed by the Acquiring Fund Advisers.
•	The risks associated with owning Acquiring Fund Shares are substantially similar to the risks associated with owning corresponding Acquired Fund Shares, with some exceptions discussed, including certain ETF specific risks.
•	As a result of the proposed Reorganization, shareholders of each class of each Acquired Fund can expect to experience lower gross expenses as a percentage of average daily net assets as shareholders in the corresponding Acquiring Fund after the Reorganization, as each Acquiring Fund will have a unitary management fee structure. In addition, shareholders of each class of each Acquired Fund, other than Class W shares of Eaton Vance High Yield Municipal Income Fund, can expect to experience lower net expenses as shareholders in the corresponding Acquiring Fund after the Reorganization. Under the unitary fee structure, MSIM will pay substantially all expenses of each Acquiring Fund (including expenses of the Acquiring Fund Trust relating to each Acquiring Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of each Acquiring Fund’s business. The Acquired Funds Board also considered the unitary fee structure.
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•	The Acquired Fund Advisers and MSIM are each wholly-owned subsidiaries of Morgan Stanley and the Acquired Fund Advisers and MSIM do not anticipate that the Reorganization will result in any decline in the level of services from the level of services that historically have been provided to each Acquired Fund. While there is overlap between the named members of the Funds’ portfolio management teams for each Reorganization other than the National Limited Maturity Municipal Income Reorganization, the teams are not identical. Following the Reorganizations, each Acquiring Fund’s portfolio management team will continue to manage the Acquiring Fund.
•	The Acquired Funds will pay the costs associated with the Reorganization (including the legal costs associated with the Reorganization) and any transaction costs incurred by the Acquired Fund related to the disposition and acquisition of assets as part of the Reorganization. The Acquired Funds Board also considered information regarding the anticipated cost savings associated with operating in the ETF structure.
•	If a Reorganization is not consummated, MSIM will pay for the costs associated with such Reorganization.
•	The Acquired Funds Board considered the rationale for the cost allocations with respect to each Reorganization.
•	The Acquired Funds Advisers’ view that, because of the Acquired Funds’ current and Acquiring Funds’ expected trading strategies and portfolio characteristics, there is no material risk that full daily transparency should allow third parties to gain insight into the Funds’ trading patterns in a way that would be harmful to the Funds or their shareholders.
•	If (and only if) a Reorganization is approved by Acquired Fund Shareholders, it is expected that on the first business day of the month following shareholder approval , the following Acquired Fund fees will be waived: (i) the sales charge on purchases of Class A Acquired Fund Shares; (ii) the contingent deferred sales charge (“CDSC”) on Class A and Class C Acquired Fund Shares (as applicable); (iii) the 12b-1 fees for any applicable share class of each Acquired Fund; and (iv) any finder’s fee payments applicable to any class of Acquired Fund Shares.
•	Acquired Fund Shareholders must have a brokerage account that is permitted to hold ETF shares in order to receive Acquiring Fund Shares, and if a shareholder does not hold Acquired Fund Shares through that type of brokerage account, the shareholder will not receive Acquiring Fund Shares as part of the Reorganization. Instead, on the Account Redemption/Exchange Date, the shareholder’s investment will be liquidated and the shareholder will receive cash equal in value to the aggregate NAV of its Acquired Fund Shares. If a shareholder holds Acquired Fund Shares through a fund direct IRA and does not take action prior to the Account Redemption/Exchange Date, the shareholder’s Acquired Fund Shares will be exchanged for Short Duration Government Income Fund Shares equal in value to the aggregate NAV of the IRA Shareholder’s Acquired Fund Shares on the Account Redemption/Exchange Date. Alternatively, if a shareholder holds their Acquired Fund Shares through an account with a financial intermediary that is not able to hold Acquiring Fund Shares, like many group retirement plans, the financial intermediary may transfer the shareholder’s investment in an Acquired Fund to a different investment option prior to a Reorganization. In some cases, the liquidation of an investment and return of cash, or the transfer of an investment, may be subject to fees and expenses and may also be subject to tax. The Trustees considered the estimated number of current shareholders for each Acquired Fund that may not be eligible to receive an Acquiring Fund share as part of this Reorganization and the potential impact on such shareholders. The Trustees also considered that the Acquired Fund Advisers have implemented a communications plan intended to provide significant notice to shareholders so that they may enter into appropriate arrangements prior to the Reorganizations. As part of this communications plan, the Acquired Fund Advisers will engage with Acquired Fund Shareholders on the potential implications of the Reorganizations, including the need to have a brokerage account in place prior to the Reorganization.
•	Information regarding potential operational and trading differences between municipal mutual funds and municipal ETFs, including the Acquired Fund Advisers’ views regarding municipal ETF trading during stressed markets, premiums and discounts to NAV, bid-ask spreads, the roles of authorized participants and market makers, MSIM’s prior mutual fund-to-ETF conversion experience, including its municipal fund
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conversion experience, and the types of information provided to the Acquiring Funds Board regarding secondary-market activity of ETFs.
•	The Acquired Fund Advisers’ estimates of anticipated redemptions and resulting asset levels, and their plans for managing such redemptions and any portfolio repositioning prior to the Reorganizations, including portfolio liquidity, anticipated sources of liquidity, their assessment of the ability to maintain portfolio balance and adhere to investment strategy during potential elevated redemptions, illustrative Fund-specific stressed redemption scenarios, and the potential tax consequences of related portfolio sales to remaining shareholders.
•	Each Reorganization is intended to be a tax-free reorganization.
•	Acquiring Fund Shares and, in some cases, cash, that would be received by the Acquired Fund Shareholders in the exchange will be equal in the aggregate to the aggregate NAV of their Acquired Fund Shares, as determined using the valuation procedures for the Acquired Fund Trusts.
•	The Acquiring Funds do not issue fractional shares, so cash will be paid to shareholders in lieu of fractional Acquiring Fund Shares, in which case, the cash payment generally will be taxable.
•	The alternatives available for Acquired Fund Shareholders, including the ability to redeem or exchange their Acquired Fund Shares prior to the Reorganization without being subject to any Fund-imposed fees.
•	Current Acquired Fund Shareholders may benefit directly from the potential for greater tax efficiency and trading efficiency with the ETF structure, as ETFs generally experience fewer portfolio transactions than mutual funds due to the secondary market liquidity of the ETF structure. However, given that the Acquiring Funds will effect some or all of their creations and redemptions for cash rather than in-kind, a shareholder will not benefit from the greater tax efficiency of the ETF structure to the same extent as a shareholder of an ETF that effects all of its creations and redemptions in-kind.
•	Current Acquired Fund Shareholders would have the opportunity to vote on the Reorganization and may also redeem their shares at any time before the Reorganization takes place, as set forth in the Acquired Fund’s prospectuses, without being subject to any Fund-imposed fees.
•	Potential benefits to the Acquired Fund Advisers and MSIM in expanding its ETF line-up and potential conflicts of interest around such benefits.
•	Information regarding the governance structure of the Acquiring Funds and Acquiring Funds Board. In connection with the Reorganizations, two current members of the Acquired Funds Board are expected to be appointed to the Acquiring Funds Board, subject to the satisfaction of certain conditions. The Boards have also agreed to a framework that contemplates a subsequent combination of the Boards following the appointments, subject to separate conditions and approvals. The Reorganizations are not conditioned upon consummation of the broader Board combination.

•	Each Acquired Fund other than Eaton Vance National Limited Maturity Municipal Income Fund will be the accounting and performance survivor in its respective Reorganization, and each New Acquiring Fund, as the corporate survivor in the Reorganization, will adopt the accounting and performance history of the corresponding Acquired Fund.
•	The unitary management fee rate was set at a level to anticipate economies of scale at lower asset levels before economies of scale are achieved (if ever). The Acquired Funds Board also considered that the unitary management fee structure inherently reflects certain economies of scale because the management fee rate is fixed at a competitive level over the contract period and therefore the management fee rate paid by the Acquiring Funds will not increase in the future even if an Acquiring Fund’s operating costs rise and assets remain flat or decrease. The Acquired Funds Board also considered that increases in an Acquiring Fund’s assets would not lead to a reduction to the unitary management fee rate paid by the Acquiring Fund in the future even if economies of scale were achieved.

Based upon their evaluation of the factors and information deemed relevant to the Acquired Funds Board, the Acquired Funds Board unanimously approved each applicable Reorganization and Plan and recommended that shareholders of each Acquired Fund vote to approve the corresponding Reorganization. In connection with its approval, the Acquired Funds Board determined with respect to each applicable Acquired Fund that participation in the Reorganization is in

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the best interests of the Acquired Fund and that the interests of existing Acquired Fund Shareholders will not be diluted as a result of the Reorganization.

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INFORMATION ABOUT THE PLANS

This is only a summary of the Plans. You should read the form of Agreement and Plan of Reorganization, which is attached as Appendix A to this combined Proxy Statement and Prospectus, for complete terms and conditions of each Plan.

How will the Reorganizations be implemented?

Each Reorganization will take place after various conditions are satisfied, including approval by shareholders of the Acquired Fund, or waived. The Acquiring Fund Trust and the Acquired Fund Trust will determine a specific Closing Date on which each Reorganization will take place.

Each Plan provides for the transfer of all of the assets of an Acquired Fund to its corresponding Acquiring Fund, in exchange for the assumption by the Acquiring Fund of the liabilities of such Acquired Fund and Acquiring Fund Shares having an aggregate NAV equal to the aggregate NAV of the Acquired Fund followed immediately by the distribution by the Acquired Fund to its shareholders of the portion of Acquiring Fund Shares to which the shareholder is entitled, except as noted below, in complete liquidation of the Acquired Fund. Pursuant to the Plan, the assets of an Acquired Fund that will be transferred to its corresponding Acquiring Fund do not include the sum of the values of: (i) the cash to be distributed to Acquired Fund Shareholders in lieu of fractional Acquiring Fund Shares; (ii) the cash to be distributed to Acquired Fund Shareholders who do not hold Acquired Fund Shares through a brokerage account that can accept Acquiring Fund Shares; and (iii) the shares held by IRA Shareholders. The value of the assets of the Acquired Fund will be the value of such assets computed as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time) on the business day immediately preceding the Closing Date and after the payment or declaration of any distributions or other amounts by Acquired Fund or at such time on such earlier or later date as may be mutually agreed upon in writing by the parties thereto (such time and date being hereinafter called the “Valuation Date”), all in accordance with the valuation procedures for the Acquired Fund Trust, as well as the Acquired Fund’s Prospectus and Statement of Additional Information, each as may be supplemented, and customary procedures for determining the net asset value of a share of an open-end investment company that is registered under the 1940 Act.

Acquiring Fund Shares will be transferred to each shareholder’s brokerage account and the Acquired Fund Shareholder will receive cash in lieu of fractional shares (if any). If a shareholder does not hold Acquired Fund Shares through a brokerage account that can accept corresponding Acquiring Fund Shares and the shareholder does not take action prior to the Account Redemption/Exchange Date, the shareholder will not receive Acquiring Fund Shares as part of the Reorganization. Instead, on the Account Redemption/Exchange Date, the shareholder’s investment will be liquidated and the shareholder will receive cash equal in value to the aggregate NAV of its Acquired Fund Shares. If a shareholder holds Acquired Fund Shares through a fund direct IRA, the shareholder’s Acquired Fund Shares will be exchanged for Short Duration Government Income Fund Shares equal in value to the aggregate NAV of the IRA Shareholder’s Acquired Fund Shares on the Account Redemption/Exchange Date unless the shareholder provides alternative direction prior to the Account Redemption/Exchange Date. Alternatively, if a shareholder holds their Acquired Fund Shares through an account with a financial intermediary that is not able to hold Acquiring Fund Shares, like many group retirement plans, a financial intermediary may transfer the shareholder’s investment in an Acquired Fund to a different investment option prior to the Reorganization. In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses and may also be subject to tax if you hold your shares in a taxable account. It may take time for you to receive your cash.

After Acquiring Fund Shares are distributed to the Acquired Fund’s shareholders, the Acquired Fund will be completely liquidated and dissolved. As a result of a Reorganization, you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring Fund, other than as described in this combined Proxy Statement and Prospectus and the Plan. This exchange (or redemption of Acquired Fund Shares in some cases) will occur on the Closing Date applicable to that Reorganization, which is the specific date on which the Reorganization takes place. Each Reorganization is currently anticipated to occur on or about the following Closing Dates:

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	Acquired Funds	Closing Date
Stage 1 Reorganizations	Eaton Vance National Municipal Income Fund Eaton Vance National Limited Maturity Municipal Income Fund	January 25, 2027
Stage 2 Reorganizations

Eaton Vance High Yield Municipal Income Fund

Eaton Vance California Municipal Opportunities Fund

Eaton Vance Short Duration Municipal Opportunities Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance National Ultra-Short Municipal Income Fund

Eaton Vance New York Municipal Income Fund

February 8, 2027

Each Closing Date is subject to change. The Acquired Fund in which you hold shares will publicly disclose any changes to the applicable Closing Date.

The parties may agree to amend a Plan in writing. If the Acquiring Fund Trust and the Acquired Fund Trust so agree, a Plan may be terminated or abandoned for one or more Reorganizations at any time before such Reorganization.

The Acquiring Fund Trust and the Acquired Fund Trust will make representations and warranties in each Plan that are customary in matters such as the Reorganizations. Each Plan contains a number of conditions precedent that must occur before an Acquired Fund or Acquiring Fund is obligated to proceed with a Reorganization. One of these conditions requires that the Acquiring Fund Trust and the Acquired Fund Trust shall have received a tax opinion from Ropes & Gray LLP as described below that the consummation of a Reorganization will not result in the recognition of gain or loss for federal income tax purposes for the Acquired Fund, the Acquiring Fund or their shareholders (other than gain from cash received in lieu of fractional Acquiring Fund Shares or cash received by certain Acquired Funds’ shareholders whose investment is liquidated or transferred). Different tax considerations apply to you if you hold your Acquired Fund Shares through a fund direct IRA and exchange your Acquired Fund Shares for Short Duration Government Income Fund Shares, or if you do not hold your Acquired Fund Shares via a brokerage account that can accept corresponding Acquiring Fund Shares and will therefore have your investment liquidated.

Although the Acquired Fund Advisers and MSIM do not anticipate that a Reorganization will be terminated, if a Reorganization is terminated, shareholders of the applicable Acquired Fund would be notified of the change and the Acquired Fund would continue to operate as a mutual fund as a series of the Acquired Fund Trust. In such circumstances, the Acquired Funds Board will consider alternative actions for such Fund. No Reorganization will be contingent on the occurrence of the other Reorganization.

Who will pay the expenses of the Reorganizations?

The Acquired Funds will pay the costs associated with the respective Reorganization (including the legal costs associated with the Reorganization) and any transaction costs incurred by the Acquired Fund related to the disposition and acquisition of assets as part of the Reorganization.

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The Acquired Fund Advisers currently expect that any repositioning costs associated with the Reorganizations will be de minimis.

If a Reorganization is not consummated, MSIM will pay for the costs associated with such Reorganization.

The costs of a Reorganization include, but are not limited to, preparation and filing of the Registration Statement and printing and distribution of the combined Proxy Statement and Prospectus, legal fees, accounting fees, and securities registration fees. Transaction costs related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that are incurred in the ordinary course of business will not be considered costs of a Reorganization for this purpose. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

The following table sets forth the estimated cost of each Reorganization, the estimated cost associated with the solicitation of proxies for such Reorganization, and who will bear such costs. “Cost of Proxy Solicitation” reflects the estimated fees to be paid to the proxy solicitor and is included in “Cost of Reorganization”.

Reorganization	Cost of Reorganization	Cost of Proxy Solicitation	Party that will Bear Costs
National Municipal Income Reorganization	$683,045	$399,654	Acquired Fund
California Municipal Opportunities Reorganization	$357,206	$73,814	Acquired Fund
New York Municipal Income Reorganization	$322,968	$39,577	Acquired Fund
Municipal Opportunities Reorganization	$364,882	$81,491	Acquired Fund
National Ultra-Short Municipal Income Reorganization	$306,360	$22,968	Acquired Fund
Short Duration Municipal Opportunities Reorganization	$362,030	$78,638	Acquired Fund
High Yield Municipal Income Reorganization	$418,256	$134,865	Acquired Fund
National Limited Maturity Municipal Income Reorganization	$327,388	$43,996	Acquired Fund

In addition, each Acquired Fund will pay any transaction costs incurred by such Fund related to the disposition and acquisition of assets as part of the applicable Reorganization.

The solicitation of proxies will be by mail, which may be supplemented by solicitation by mail, telephone or otherwise through officers of an Acquired Fund or officers and regular employees of MSIM and its affiliates, without special compensation therefor. In addition, Acquired Fund Trust, on behalf of the Acquired Funds, may employ EQ Fund Solutions, LLC as the proxy solicitor to provide proxy solicitation services in connection with the Meeting. As proxy solicitor, EQ Fund Solutions, LLC may assist with mailing and transmitting the combined Proxy Statement and Prospectus and related materials, tabulate votes that are received, provide Internet and touchtone voting services and make telephone calls to shareholders to remind them to vote.

What are the tax consequences of the Reorganizations?

The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganizations, and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in

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nature and apply with respect to Acquired Fund Shareholders that have their Acquired Fund Shares exchanged for Acquiring Fund Shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an IRA or qualified retirement plan and to the IRA Shareholders whose Acquired Fund Shares are exchanged for Short Duration Government Income Fund Shares, or shareholders who do not hold their Acquired Fund Shares via a brokerage account that can accept corresponding Acquiring Fund Shares on the Account Redemption/Exchange Date and will therefore have their investment liquidated.

Each Reorganization is intended to be a tax-free “reorganization” within the meaning of Section 368 of the Code for federal income tax purposes. As a condition to the consummation of the Reorganizations, Ropes & Gray LLP will deliver an opinion (“Tax Opinion”) to the Acquiring Fund Trust and the Acquired Fund Trust to the effect that, based on the facts and assumptions stated therein (as well as certain representations made on behalf of the Acquired Funds and Acquiring Funds) and the existing federal income tax law, and conditioned on the Reorganizations being completed in accordance with the each Plan, for federal income tax purposes, with respect to each Reorganization:

•	The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquired Fund and Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
•	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;
•	No gain or loss will be recognized by the Acquired Fund upon the transfer of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares, except for, if applicable, (A) any gain or loss recognized with respect to (1) contracts described in Section 1256(b) of the Code or (2) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code and, if applicable, (B) any other gain or loss required to be recognized by reason of the Reorganization (1) as a result of the closing of the tax year of the Acquired Fund, (2) upon the termination of a position, or (3) upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;
•	No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of the Acquired Fund Shares for Acquiring Fund Shares (except with respect to cash received in lieu of fractional shares);
•	The aggregate tax basis of Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by each such Acquired Fund Shareholder immediately prior to the Reorganization (reduced by any amount of tax basis allocable to fractional shares for which cash is received);
•	The holding period of Acquiring Fund Shares to be received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares surrendered in exchange therefor were held or treated for federal income tax purposes as held by the Acquired Fund Shareholder (provided such Acquired Fund Shares were held as capital assets on the date of the Reorganization);
•	The tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, adjusted for any gain or loss required to be recognized as described in (c) above, if applicable;
•	The holding period of the Acquired Fund’s assets in the hands of the Acquiring Fund will include the period during which those assets were held or treated for federal income tax purposes as held by the Acquired Fund, other than certain assets with respect to which gain or loss is required to be recognized as described in (c) above, if applicable; and
•	The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.
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Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences to the IRA Shareholders exchanging their Acquired Fund Shares for Short Duration Government Income Fund Shares, and to the shareholders who do not hold their Acquired Fund Shares via a brokerage account that can accept corresponding Acquiring Fund Shares on the Account Redemption/Exchange Date. None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganizations.

The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganizations will be as described above. If a Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the applicable Acquired Fund would recognize gain or loss on the transfer of its assets to the corresponding Acquiring Fund, and each shareholder of the applicable Acquired Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund Shares and the fair market value of the Acquiring Fund Shares it received.

Acquiring Fund Shares are not issued in fractional shares. As a result, Acquired Fund Shareholders who hold fractional Acquired Fund Shares will receive cash compensation in lieu of fractional Acquiring Fund Shares. Such shareholders will generally be required to recognize gain or loss upon the receipt of cash as value for their fractional Acquired Fund Shares.

Prior to the consummation of a Reorganization, shareholders may redeem their Acquired Fund Shares, generally resulting in the recognition of gain or loss for U.S. federal income tax purposes based on the difference between shareholders’ tax basis in the shares and the amount received for them.

To fund any redemptions occurring in connection with and/or prior to a Reorganization, an Acquired Fund may need to dispose of portfolio securities, which could generate net realized capital gains for the Acquired Fund. Such net realized gains may, in turn, result in taxable distributions to shareholders, either by the Acquired Fund prior to the applicable Reorganization or by the corresponding Acquiring Fund after the Reorganization, depending on the timing and nature of the distributions and the applicable Reorganization.

In addition, shareholders who do not hold their Acquired Fund Shares in a brokerage account that can hold shares of an ETF and who do not transfer their shares to such a brokerage account on the Account Redemption/Exchange Date will receive a cash payment in liquidation of their Acquired Fund Shares. Such shareholders will generally be required to recognize gain or loss upon the receipt of cash for their Acquired Fund Shares, based on such shareholders’ adjusted tax basis in their Shares. Shareholders holding Acquired Fund Shares through a fund direct IRA who do not take action prior to the Account Redemption/Exchange Date, will have their Acquired Fund Shares liquidated and the proceeds reinvested in Short Duration Government Income Fund Shares equal in value to the NAV of their Acquired Fund Shares on the Account Redemption/Exchange Date. Because such Acquired Fund Shares are currently held in a non-taxable account, distributions and redemption proceeds with respect to those shares generally will not be currently taxable to the shareholder if those amounts, including any Eaton Vance Short Duration Government Income Fund shares purchased with redemption proceeds, remain in the non-taxable account.

New Acquiring Fund Reorganizations:

The fiscal and tax year end for each Acquired Fund is set forth in the table below. The fiscal and tax year end for each Acquiring Fund is expected to be September 30. The current tax year of an Acquired Fund is expected to continue with its Acquiring Fund, and the capital gains, if any, resulting from portfolio turnover prior to the Reorganization may be distributed prior to the Reorganization or be carried over to the Acquiring Fund. If a Reorganization were to end the tax year of an Acquired Fund (which is not the intended or expected plan as of the date of this combined Proxy Statement and Prospectus), it would accelerate distributions to shareholders from the Acquired Fund for its short tax year ending on the Closing Date. Such distributions may be taxable and would include any capital gains resulting from portfolio turnover prior to the Reorganization. If determined necessary or advisable by any Acquired Fund, such Acquired Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization. In addition, even if its tax year is expected to continue with its Acquiring Fund, an Acquired Fund, if determined to be preferable, may declare a distribution to shareholders prior to Reorganization.

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Acquired Funds	Fiscal and Tax Year End
Eaton Vance National Municipal Income Fund	September 30
Eaton Vance High Yield Municipal Income Fund	January 31
Eaton Vance California Municipal Opportunities Fund	September 30
Eaton Vance Short Duration Municipal Opportunities Fund	March 31
Eaton Vance Municipal Opportunities Fund	July 31
Eaton Vance National Ultra-Short Municipal Income Fund	March 31
Eaton Vance New York Municipal Income Fund	September 30

General Limitation on Losses. Assuming the Reorganizations qualify as tax-free reorganizations, as expected, each Acquiring Fund will succeed to the tax attributes of the corresponding Acquired Fund upon the closing of the applicable Reorganization, including any capital loss carryovers that could have been used by the Acquired Fund to offset its future realized capital gains, if any, for federal income tax purposes. The capital loss carryovers of each Acquired Fund will be available to offset future gains recognized by the applicable Acquiring Fund. Capital losses of an Acquired Fund may be carried forward indefinitely to offset future capital gains.

If, as is anticipated for each Acquiring Fund, at the time of the closing of the Reorganizations, an Acquiring Fund has either no assets or de minimis assets incident to its organization, there will be no change of ownership of the corresponding Acquired Fund as a result of the Reorganizations.

Thus, a reorganization of an Acquired Fund into an Acquiring Fund is not expected to result in any limitation on the use by the Acquiring Fund of the Acquired Fund’s capital loss carryovers, if any. However, the capital losses of an Acquiring Fund, as the successor in interest to an Acquired Fund, may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund Shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.

Existing Acquiring Fund Reorganization: A portion of the portfolio assets of the Acquired Fund may be sold by the Acquired Fund prior to its Reorganization. The actual tax effect of any such sales depends on the difference between the price at which such portfolio assets are sold and the tax basis in such assets and the holding period of such assets. Any capital gains recognized in these sales on a net basis, after reduction by any available capital loss carryforwards, will be distributed to shareholders as capital gain dividends (to the extent of net long-term capital gains over net short-term capital losses) and/or ordinary dividends (to the extent of net short-term capital gains over net long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

Prior to the closing of the Reorganization, the Acquired Fund will, and the Acquiring Fund may, declare and pay a distribution to shareholders, which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization, and may include undistributed income or gains from prior years.

General Limitation on Losses: The Acquired Fund’s ability to carry forward capital losses and to use them to offset future gains may be limited as a result of the Reorganization. First, the Acquired Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the combined Fund to the extent such pre-acquisition losses exceed an annual limitation amount. Second, the Acquired Fund’s pre-acquisition losses cannot be used to offset gains in the Acquiring Fund that are unrealized (“built in”) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five tax years. Third, the Acquired Fund’s capital loss carryforwards,

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as limited under the previous two rules, are permitted to offset only that portion of the capital gains of the Acquiring Fund for the taxable year of the Reorganization that is equal to the portion of the Acquiring Fund’s taxable year that follows the date of the Reorganization (prorated according to number of days). Therefore, in certain circumstances, shareholders of a Fund may pay U.S. federal income tax sooner, or pay more U.S. federal income tax, than they would have had the Reorganization not occurred.

In addition, if the Reorganization qualifies as tax-free, the combined Fund will have tax attributes that reflect a blending of the tax attributes of each Fund at the time of the Reorganization (including as affected by the rules described above). Therefore, Acquired Fund Shareholders will receive a proportionate share of any unrealized gains in the combined Fund’s assets, as well as any taxable income or gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such income or gains are eventually distributed by the Acquiring Fund. As a result, Acquired Fund Shareholders may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, any pre-acquisition losses of the Acquired Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset capital gains realized by the combined Fund after the Reorganization and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to Acquired Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred.

The tax-free nature of the Reorganization and the realized and unrealized gains and losses of each Fund at the time of the Reorganization will determine the extent to which the combining Funds’ respective losses will be available to reduce gains realized by the Acquiring Fund following the Reorganization, and consequently the extent to which the Acquiring Fund may be required to distribute gains to its shareholders earlier or in greater amounts than would have been the case absent the Reorganization. The effect of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each Fund at the time of the Reorganization and thus cannot be calculated precisely prior to the Reorganization.

All Reorganizations:

The foregoing description of the U.S. federal income tax consequences of the Reorganizations applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax advisor about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.

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ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

Premium/Discount Information

Certain Funds have not yet commenced operations and, therefore, do not have information about the differences between a Fund’s daily market price on the applicable Exchange and its NAV. Information regarding how often the closing trading price of the shares of a Fund was above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for the most recently completed calendar year and the most recently completed calendar quarter(s) since that year (or the life of the Fund, if shorter) can be found (once available) at www.eatonvance.com.

Continuous Offering Information

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, a “distribution,” as such term is used in the Securities Act may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the listing exchange is satisfied by the fact that the prospectus is available at the listing exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

In addition, certain affiliates of an Acquiring Fund and the Adviser may purchase and resell Fund shares pursuant to this Prospectus.

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Other Service Providers

Administrator. Eaton Vance, One Post Office Square, Boston, MA 02109, serves as the administrator for the Acquired Funds. In its capacity as administrator, Eaton Vance does not receive a separate fee from the Acquired Funds for administration services.

JPMorgan, located at 1111 Polaris Parkway Columbus, OH 43240, serves as the administrator for the Acquiring Funds.

Distributors. Eaton Vance Distributors, Inc. (“EVD”), One Post Office Square, Boston, MA 02109, is the Distributor of the Acquired Funds’ shares.

Foreside Fund Services LLC with principal offices at 3 Canal Plaza Suite 100, Portland, ME 04101, is the Distributor of the Acquiring Funds’ shares.

Transfer Agents. BNY Mellon Investment Servicing (US) Inc., P.O. Box 534439, Pittsburgh, PA 15253, serves as the transfer agent for the Acquired Funds. As transfer agent, BNY is also responsible for maintaining account records, detailing the ownership of Acquiring Fund Shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

JPMorgan, located at 1111 Polaris Parkway Columbus, OH 43240, serves as the transfer agent for the Acquiring Funds.

Custodian. State Street Bank and Trust Company (“State Street”) , One Congress Street, Boston, MA 02114, is custodian of each Acquired Fund’s investments. State Street has custody of all cash and securities of the Acquired Funds, maintains the general ledger of the Acquired Funds and computes the daily net asset value of shares of the Acquired Funds. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Acquired Fund’s investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from applicable Acquired Fund Trust. State Street also provides services in connection with the preparation of shareholder reports and Form N-CSR filings and the electronic filing of such reports with the SEC.

JPMorgan, located at 1111 Polaris Parkway Columbus, OH 43240, acts as the custodian of each Acquiring Fund’s investments.

Trust Counsel. Ropes & Gray LLP, 800 Boylston Street, Boston, MA US 02199, is counsel to the Acquired Funds.

Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036, is counsel to the Acquiring Funds.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP (“Deloitte”), 115 Federal Street, Suite 15, Boston, MA 02110-1894, serves as the independent registered public accounting firm to the Acquired Funds.

Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the independent registered public accounting firm to the Acquiring Funds.

The Acquired Funds’ audited financial statements for the fiscal years ended July 31, 2025 (Eaton Vance Municipal Opportunities Fund), September 30, 2025 (Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund and Eaton Vance New York Municipal Income Fund), January 31, 2026 (Eaton Vance High Yield Municipal Income Fund), and March 31, 2026 (Eaton Vance National Ultra-Short Municipal Income Fund, Eaton Vance Short Duration Municipal Opportunities Fund, and Eaton Vance National Limited Maturity Municipal Income Fund), including notes thereto, and the reports of Deloitte, an independent registered public accounting firm, are incorporated into the Statement of Additional Information relating to this Proxy Statement and Prospectus by reference to the Acquired Funds’ Annual Reports to Shareholders. The Acquired Funds’ unaudited financial statements for the fiscal periods ended January 31, 2026 (Eaton Vance Municipal Opportunities Fund) and March 31, 2026 (Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund and Eaton Vance New York Municipal Income Fund) are incorporated into the Statement of Additional Information relating to this Proxy Statement and Prospectus by reference to the Acquired Funds’ Annual Reports to Shareholders.

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Additional Information

Only one combined Proxy Statement and Prospectus may be delivered to multiple shareholders sharing an address, unless a Fund has received contrary instructions. Each Acquired Fund will furnish, upon written or oral request, a separate copy of the combined Proxy Statement and Prospectus to a shareholder at a shared address to which a single Proxy Statement and Prospectus was delivered. Requests for a separate combined Proxy Statement and Prospectus, and notifications to a Fund that a shareholder wishes to receive separate copies in the future, should be made in writing to that Fund, One Post Office Square, Boston, MA 02109, or by calling toll-free 1-800-262-1122. Multiple shareholders who are sharing an address and currently receive multiple copies of periodic reports and proxy statements may request to receive only one copy of such reports and proxy statements by calling toll-free 1-800-262-1122 .

The Acquired Funds Board knows of no business, other than that set forth in the Notice, to be presented for consideration at the Meeting. However, the combined Proxy Statement and Prospectus confers discretionary authority upon the persons named as proxies on the enclosed proxy card(s) to vote as they determine on other business, not currently contemplated, which may come before the Meeting.

Please refer to Appendix E for a discussion regarding the rights of shareholders under the organizational documents of the Acquired Fund Trust and Acquiring Fund Trust and the laws of the state under which each is organized.

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FINANCIAL HIGHLIGHTS

Each New Acquiring Fund is newly created and has no performance history as of the date of this combined Proxy Statement and Prospectus. Each New Acquiring Fund will adopt the financial history, including the financial highlights, of its corresponding Acquired Fund following the applicable Reorganization. Each New Acquiring Fund will adopt the financial history of Class I Shares of the corresponding Acquired Fund.

For each of the Acquired Funds, the financial highlights are included in the applicable Acquired Fund prospectus, which is incorporated by reference herein. The financial highlights for the Acquired Funds have been audited by Deloitte, whose report, along with each Acquired Fund’s audited annual financial statements, are included in each Acquired Fund’s report filed on Form N-CSR. The financial highlights are intended to help you understand each Fund’s financial performance for the past five years or, if shorter, the period of that Fund’s operations, as indicated by the table.

In addition, for Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund and Eaton Vance New York Municipal Income Fund, the unaudited financial statements for the six-month period ended March 31, 2026 are included in each Acquired Fund’s report filed on Form N-CSR, which are incorporated by reference herein. For Eaton Vance High Yield Municipal Income Fund, the unaudited financial statements for the six-month period ended July 31, 2026 are included in the Acquired Fund’s report on Form N-CSR, which is incorporated by reference herein.

The financial highlights for the fiscal year ended September 30, 2025 for Eaton Vance Short Duration Municipal Income ETF have been audited by Ernst & Young LLP, whose report, along with the Fund’s audited annual financial statements, are included in the Fund’s report filed on Form N-CSR. The financial highlights are intended to help you understand the Fund’s financial performance for the past five years or, if shorter, the period of that Fund’s operations, as indicated by the table.

In addition, for Eaton Vance Short Duration Municipal Income ETF, the unaudited financial statements for the six-month period ended March 31, 2026 are included in each Fund’s report filed on Form N-CSR, which are incorporated by reference herein.

The financial highlights are attached as Appendix D to this combined Proxy Statement and Prospectus.

Further information about each Acquired Fund’s performance is contained in the annual and semi-annual reports. The Acquired Funds will furnish, without charge, a copy of their most recent annual and semi-annual report to any shareholder upon request.

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APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of [ ], 2026, by and between [EATON VANCE MUNICIPALS TRUST] / [EATON VANCE INVESTMENT TRUST] / [EATON VANCE MUNICIPALS TRUST II] (the “Acquired Fund Trust”), a Massachusetts business trust, on behalf of [Eaton Vance National Municipal Income Fund] / [Eaton Vance California Municipal Opportunities Fund] / [Eaton Vance New York Municipal Income Fund] / [Eaton Vance Municipal Opportunities Fund] / [Eaton Vance National Ultra-Short Municipal Income Fund] / [Eaton Vance Short Duration Municipal Opportunities Fund] / [Eaton Vance High Yield Municipal Income Fund] / [Eaton Vance National Limited Maturity Municipal Income Fund] (“Acquired Fund”), and Morgan Stanley ETF Trust (“Acquiring Fund Trust”), a Delaware statutory trust, on behalf of [Eaton Vance National Municipal Income ETF] / [Eaton Vance California Municipal Opportunities ETF] / [Eaton Vance New York Municipal Income ETF] / [Eaton Vance Municipal Opportunities ETF] / [Eaton Vance National Ultra-Short Municipal Income ETF] / [Eaton Vance Short Duration Municipal Opportunities ETF] / [Eaton Vance High Yield Municipal Income ETF] / [Eaton Vance Short Duration Municipal Income ETF] (“Acquiring Fund”).2

WHEREAS, this Agreement is intended to be and is adopted as a “plan of reorganization” and the transactions described in this Agreement are intended to be governed by Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Each reorganization (“Reorganization”) will consist of the transfer by an Acquired Fund to the corresponding Acquiring Fund of all of the assets of Acquired Fund (other than, for the avoidance of doubt, cash needed to effect the distributions set forth in clauses (a) and (b) of this paragraph) in exchange for the assumption by such Acquiring Fund of all liabilities of Acquired Fund and shares of such Acquiring Fund (the “Acquiring Fund Shares”); (a) after the Closing Date hereinafter referred to (i) the distribution of such Acquiring Fund Shares to the shareholders of Acquired Fund (“Acquired Fund Shareholders”) who hold shares of Acquired Fund (“Acquired Fund Shares”) through a brokerage account that can accept such Acquiring Fund Shares, and (ii) the distribution of cash to such Acquired Fund Shareholders in lieu of fractional Acquiring Fund Shares; and (b) on the date that is two business days prior to the Closing Date (the “Cash-Out/Exchange Date”), (i) with respect to Acquired Fund Shareholders who do not hold Acquired Fund Shares through a brokerage account that can accept Acquiring Fund Shares (“Cash-Out Shareholders”), the distribution of cash equal to the aggregate net asset value of the Acquired Fund Shares held by such Cash-Out Shareholders, and (ii) with respect to Acquired Fund Shareholders who hold Acquired Fund Shares through a fund direct individual retirement account (“IRA”, and such shareholders, “IRA Shareholders”), the exchange of Class A Acquired Fund Shares for Class A Shares of Eaton Vance Short Duration Government Income Fund, Class C Acquired Fund Shares for Class C Shares of Eaton Vance Short Duration Government Income Fund, Class I Acquired Fund Shares for Class I Shares of Eaton Vance Short Duration Government Income Fund, and Advisers Class Acquired Fund Shares for Advisers Class Shares of Eaton Vance Short Duration Government Income Fund (the Shares of Eaton Vance Short Duration Government Income Fund are referred to collectively herein as “Short Duration Government Income Fund Shares”), equal in value to the aggregate net asset value of such Acquired Fund Shares held by such IRA Shareholders, all in complete liquidation of Acquired Fund as provided herein, and upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Board of Trustees of the Acquiring Fund Trust, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Acquiring Fund or the Acquired Fund, has determined that participation in the Reorganization is in the best interests of the Acquiring Fund and that the interests of any existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of the Acquired Fund Trust, including a majority of the trustees who are not “interested persons” as defined in the 1940 Act of the Acquiring Fund or the Acquired Fund, has determined that participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of existing Acquired Fund Shareholders will not be diluted as a result of the Reorganization;

2 [Eaton Vance Short Duration Municipal Income ETF is referred to herein as the “Existing Acquiring Fund.” Each other Acquiring Fund is referred to herein as a “New Acquiring Fund.”]

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NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	The Reorganization and Liquidation of Acquired Fund
1.1.	Subject to the requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, Acquired Fund Trust, on behalf of Acquired Fund, agrees to sell, assign, convey, and otherwise transfer and deliver all of the Acquired Fund Assets, as defined in paragraph 1.2, except for the sum of the values in subparagraphs (a)(i)-(iii) of this paragraph 1.1, to the Acquiring Fund, and Acquiring Fund Trust, on behalf of the Acquiring Fund, agrees in exchange therefor:
(a)	to deliver to Acquired Fund the number of full Acquiring Fund Shares having an aggregate net asset value equal to the value of the net asset value of the Acquired Fund Assets (determined in accordance with paragraph 2.2), less:
i.	the value of cash to be distributed to Acquired Fund Shareholders in lieu of fractional Acquiring Fund Shares;
ii.	to the extent any such amounts are still included in the Acquired Fund Assets, the value of cash to be distributed to Cash-Out Shareholders, who will not receive a distribution of such Acquiring Fund Shares and in lieu thereof will receive a distribution of cash equal to the aggregate net asset value of their Acquired Fund Shares on the Cash-Out/Exchange Date; and
iii.	to the extent any such amounts are still included in the Acquired Fund Assets, the value of the Acquired Fund Shares of IRA Shareholders, which will be exchanged for Short Duration Government Income Fund Shares equal in value to the aggregate net asset value of such Acquired Fund Shares on the Cash-Out/Exchange Date;

with the number of full Acquiring Fund Shares to be delivered determined by dividing the value of Acquired Fund Assets (computed in the manner and as of the time and date set forth in paragraph 2.1), except for the sum of the values in subparagraph (a)(i)-(iii) of this paragraph 1.1, by the net asset value of one Acquiring Fund Share (as computed in the manner and as of the time and date set forth in paragraph 2.2); and

(b)	to assume all liabilities of Acquired Fund on the Closing Date, as set forth in paragraph 1.3.

Such transactions will take place at the closing provided for in paragraph 3.1 (“Closing”).

1.2.	(a)	The “Acquired Fund Assets” consists of all property, including without limitation, all cash, cash equivalents, securities, commodity and dividend interests, interests in derivative transactions, loans and other instruments and dividends or interest or other rights or receivables that are owned by Acquired Fund, and any deferred or prepaid expenses shown as an asset on Acquired Fund’s books on the Valuation Date (as defined in paragraph 2.1), prepared in accordance with generally accepted U.S. accounting principles (“GAAP”) applied consistently with those of Acquired Fund’s most recent audited financial statements.

	(b)	Within a reasonable time prior to the Valuation Date, Acquired Fund Trust, on behalf of Acquired Fund, will provide Acquiring Fund Trust, on behalf of Acquiring Fund, with a list of all of the Acquired Fund Assets to be transferred to Acquiring Fund. Acquired Fund Trust, on behalf of Acquired Fund, reserves the right to sell any of the securities or other investments on such list but will not, without the prior approval of Acquiring Fund
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Trust, on behalf of Acquiring Fund, acquire any additional securities other than securities or other investments of a type and in amounts in which Acquiring Fund is permitted to invest. Acquiring Fund Trust, on behalf of Acquiring Fund, will, within a reasonable time prior to the Valuation Date, furnish Acquired Fund with a statement of Acquiring Fund’s investment objective, policies and restrictions and a list of the securities, if any, on the list referred to in the first sentence of this paragraph that do not conform to Acquiring Fund’s investment objective, policies and restrictions. In the event that Acquired Fund holds any investments that Acquiring Fund is not permitted to hold, Acquired Fund will dispose of such securities on or prior to the Valuation Date. In addition, if it is determined that the portfolios of Acquired Fund and Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon Acquiring Fund with respect to such investments, Acquired Fund, if requested by Acquiring Fund Trust, on behalf of Acquiring Fund, will, on or prior to the Valuation Date, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date (as defined in paragraph 3.1).

1.3.	Acquired Fund Trust, on behalf of Acquired Fund, will endeavor to discharge all of Acquired Fund’s liabilities and obligations on or prior to the Valuation Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. Acquiring Fund Trust, on behalf of Acquiring Fund, will assume all of the liabilities, debts, obligations and duties of whatever kind or nature of the Acquired Fund, whether accrued or contingent, known or unknown, existing on the Valuation Date (the “Liabilities”). The Liabilities shall also include, without limitation: (a) liabilities of the Acquired Fund to indemnify each current or former trustee against all liabilities and expenses incurred by such trustee, and to advance related expenses in each case, in the manner and to the extent that such liabilities and expenses would have been indemnified under the Acquired Fund Trust’s Amended and Restated Declaration of Trust or By-Laws, each as amended, supplemented and/or restated (the “Declaration of Trust” and the “By-Laws” respectively); and (b) liabilities of the Acquired Fund to indemnify current and former shareholders of the Acquired Fund, to the extent such shareholders would have been indemnified under the Declaration of Trust or By-Laws.
1.4.	Reserved.
1.5.	On the Closing Date or as soon as practicable thereafter, Acquired Fund Trust will take such actions necessary to complete the liquidation of Acquired Fund. To complete the liquidation, Acquired Fund Trust, on behalf of Acquired Fund, will (a) distribute or cause to be distributed to the Acquired Fund Shareholders of record (other than Cash-Out Shareholders and IRA Shareholders) as of the Valuation Date, as defined in paragraph 2.1, on a pro rata basis, the Acquiring Fund Shares received by Acquired Fund Trust, on behalf of Acquired Fund, pursuant to paragraph 1.1 with cash distributed in lieu of fractional Acquiring Fund Shares, (b) on the Cash-Out/Exchange Date, distribute cash, as provided in paragraph 1.1 to the Cash-Out Shareholders, and, with respect to IRA Shareholders, initiate the exchange of Acquired Fund Shares for Short Duration Government Income Fund Shares, equal in value to the aggregate net asset value of Acquired Fund Shares held by such IRA Shareholders, and (c) completely liquidate. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of Acquired Fund on the books of Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Acquired Fund Shareholders and the distribution of cash and exchange of shares as contemplated herein. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders will be equal to the aggregate net asset value of the Acquired Fund Shares owned by Acquired Fund Shareholders on the Closing Date, less: (i) the value of cash to be distributed to Acquired Fund Shareholders in lieu of fractional Acquiring Fund Shares; (ii) to the extent any such amounts are still included in the Acquired Fund Assets, the value of cash to be distributed to Cash-Out Shareholders, who will not receive a distribution of such Acquiring Fund Shares and in lieu thereof will receive a distribution of cash equal to the aggregate net asset value of their Acquired Fund Shares; and (iii) to the extent any such amounts are still included in the Acquired Fund Assets, the value of the Acquired Fund Shares of IRA Shareholders whose Acquired
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Fund Shares are held through a fund direct IRA, which will be exchanged for Short Duration Government Income Fund Shares equal in value to the aggregate net asset value of such Acquired Fund Shares. All issued and outstanding Acquired Fund Shares simultaneously will be canceled on the books of Acquired Fund. Acquiring Fund will not issue certificates representing Acquiring Fund Shares in connection with such exchange. For the avoidance of doubt: (1) in connection with the above-provided liquidation of Acquired Fund and distribution of Acquiring Fund Shares, if an Acquired Fund Shareholder does not hold their Acquired Fund Shares in a brokerage account that can accept the Acquiring Fund Shares being distributed as of the Cash-Out/Exchange Date, then such Acquired Fund Shareholder will not receive a distribution of such Acquiring Fund Shares and in lieu thereof will receive a distribution of cash equal to the aggregate net asset value of their Acquired Fund Shares on the Cash-Out/Exchange Date; and (2) Acquired Fund Shareholders who hold Acquired Fund Shares through a fund direct IRA will have such shares exchanged for Short Duration Government Income Fund Shares equal in value to the aggregate net asset value of such Acquired Fund Shares on the Cash-Out/Exchange Date, unless such Acquired Fund Shareholder provides alternative direction prior to the Cash-Out/Exchange Date.

1.6.	Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund or its transfer agent. Acquiring Fund Shares will be issued in the manner described in Acquiring Fund’s then-current Prospectus and Statement of Additional Information, each as may be supplemented.
1.7.	Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of Acquiring Fund Shares on Acquired Fund’s books as of the close of business on the Valuation Date will, as a condition of such issuance and transfer, be paid by the person to whom Acquiring Fund Shares are to be issued and transferred.
1.8.	Any reporting responsibility of Acquired Fund is and will remain the responsibility of Acquired Fund up to and including the date on which Acquired Fund is liquidated and terminated pursuant to paragraph 1.9.
1.9.	Acquired Fund will be terminated following the making of all distributions pursuant to paragraph 1.5 as soon as reasonably practical after the Closing Date.
1.10.	Copies of all books and records maintained on behalf of Acquired Fund in connection with its obligations under the 1940 Act, the Code, state “blue sky” laws or otherwise in connection with this Agreement will promptly be delivered after the Closing by an officer of Acquired Fund Trust, on behalf of Acquired Fund, to an officer of the Acquiring Fund Trust, on behalf of Acquiring Fund, or a designee thereof, and officers of Acquiring Fund Trust, on behalf of Acquiring Fund, or their designee will comply with applicable record retention requirements to which Acquired Fund is subject under the 1940 Act.
2.	Valuation
2.1.	The value of the Acquired Fund Assets will be the value of such assets computed as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time) on the business day immediately preceding the Closing Date and after the payment or declaration of any distributions or other amounts by Acquired Fund or at such time on such earlier or later date as may be mutually agreed upon by the parties hereto (such time and date being hereinafter called the “Valuation Date”), all in accordance with the valuation procedures that have been duly approved for Acquired Fund Trust, as well as Acquired Fund’s then-current Prospectus and Statement of Additional Information, each as may be supplemented, and customary procedures for determining the net asset value of a share of an open-end investment company that is registered under the 1940 Act.
2.2.	The net asset value of an Acquiring Fund Share will be determined by Acquiring Fund in the manner described in valuation procedures applicable to the Acquiring Fund Trust (which shall be the same
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as the valuation procedures applicable to the Acquired Fund Trust), as well as the Acquiring Fund’s then-current Prospectus and Statement of Additional Information, each as may be supplemented.

2.3.	The number of Acquiring Fund Shares to be issued hereunder as contemplated in paragraph 1.1 will be determined, by dividing the aggregate net asset value of Acquired Fund Assets to be transferred (determined in accordance with paragraph 2.1) by the net asset value per share of Acquiring Fund (determined in accordance with paragraph 2.2). For the avoidance of doubt, Acquiring Fund will not issue fractional shares.
2.4.	All computations of value will be made by Acquired Fund or Acquiring Fund, as the case may be, in accordance with its regular practice and the requirements of the 1940 Act. Acquired Fund Trust, on behalf of Acquired Fund, or Acquiring Fund Trust, on behalf of Acquiring Fund, as the case may be, will deliver or cause to be delivered a copy of Acquired Fund’s or Acquiring Fund’s valuation report at the Closing.
3.	Closing and Closing Date
3.1.	The Closing will take place on the next business day following the Valuation Date or at such time on such earlier or later date as may be mutually agreed upon by the parties hereto (the “Closing Date”). The Closing will be held at 7:30 a.m. Eastern time on the Closing Date, or at such other time as the parties may agree. The Closing will be held in a location or by such other means as is mutually agreeable to the parties hereto. All acts taking place at the Closing will be deemed to take place simultaneously as of at 7:30 a.m. Eastern time on the Closing Date unless otherwise provided.
3.2.	Portfolio securities held by Acquired Fund and represented by a certificate or other written instrument will be presented by it or on its behalf to JPMorgan Chase Bank N.A. (“JPM”), as custodian for Acquiring Fund, for examination no later than five business days or such other period of time as may be mutually agreed upon by the parties preceding the Valuation Date. Such portfolio securities (together with any cash) will be delivered by Acquired Fund to JPM for the account of Acquiring Fund on or before the Closing Date in conformity with applicable custody provisions under the 1940 Act and duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The portfolio securities will be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. Portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) will be delivered on or before the Closing Date by book-entry in accordance with customary practices of such depository and JPM. The cash delivered will be in the form of a Federal Funds wire, payable to the order of “JP Morgan Chase Bank NA, Custodian for Morgan Stanley ETF Trust.”
3.3.	In the event that on the Valuation Date, (a) the New York Stock Exchange will be or is closed to trading or trading thereon will be or is restricted or (b) trading or the reporting of trading on such Exchange or elsewhere will be or is disrupted so that, in the judgment of both Acquiring Fund Trust, on behalf of Acquiring Fund, and Acquired Fund Trust, on behalf of Acquired Fund, accurate appraisal of the value of the Acquired Fund Assets is impracticable, the Valuation Date will be postponed until the first business day after the day when trading has been fully resumed without restriction or disruption and reporting has been restored.
3.4.	If requested, Acquired Fund Trust, on behalf of Acquired Fund, will deliver or cause to be delivered to Acquiring Fund Trust, on behalf of Acquiring Fund, or its designee (a) at the Closing, a list, certified by an officer of Acquired Fund Trust, on behalf of Acquired Fund, of the names, addresses and taxpayer identification numbers of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each such Acquired Fund Shareholder, all as of the Valuation Date, and (b) as soon as practicable after the Closing, all original documentation (including Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund Shareholders’ taxpayer identification numbers and their liability for or exemption from back-up withholding. If requested, Acquiring Fund Trust, on
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behalf of Acquiring Fund, will deliver or cause to be delivered to the Secretary of the Acquired Fund Trust, on behalf of Acquired Fund, a confirmation evidencing that (a) the appropriate number of Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.5 and (b) the appropriate number of Acquiring Fund Shares have been credited to the accounts of the Acquired Fund Shareholders on the books of the Acquiring Fund pursuant to paragraph 1.5. At the Closing, each party will deliver or cause to be delivered to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

4.	Covenants of Acquiring Fund and Acquired Fund
4.1.	Except as otherwise expressly provided herein, Acquired Fund Trust, on behalf of Acquired Fund, and Acquiring Fund Trust, on behalf of Acquiring Fund, will operate in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and other distributions of Acquired Fund [Existing Acquiring Fund only: and Acquiring Fund].
4.2.	Acquiring Fund Trust will prepare and file (or has prepared and filed) with the Securities and Exchange Commission (“Commission”) a registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”), relating to Acquiring Fund Shares to be issued in the Reorganization (as may be supplemented) (“Registration Statement”). Acquired Fund Trust, on behalf of Acquired Fund, will provide (or has provided) the Proxy Materials as described in paragraph 4.3 below for inclusion in the Registration Statement. Acquiring Fund Trust, on behalf of Acquiring Fund, and Acquired Fund Trust, on behalf of Acquired Fund, agree that each of Acquiring Fund and Acquired Fund, respectively, will further provide such other information and documents as are reasonably necessary for the preparation of the Registration Statement.
4.3.	Acquired Fund Trust, on behalf of Acquired Fund, will call a meeting of Acquired Fund Shareholders to consider and act upon this Agreement and the actions and transactions described herein and to take all other action necessary to obtain approval of the transactions contemplated herein. Acquired Fund Trust, on behalf of Acquired Fund, will prepare the notice of meeting, form of proxy and proxy statement (collectively, “Proxy Materials”) to be used in connection with such meeting; provided that Acquiring Fund Trust, on behalf of Acquiring Fund, will furnish Acquired Fund with such information relating to Acquiring Fund as is reasonably necessary for the preparation of the Proxy Materials.
4.4.	Acquired Fund Trust, on behalf of Acquired Fund, will assist Acquiring Fund in obtaining such information as Acquiring Fund reasonably requests concerning the beneficial ownership of Acquired Fund Shares.
4.5.	Subject to the provisions of this Agreement, Acquiring Fund Trust, on behalf of Acquiring Fund, and Acquired Fund Trust, on behalf of Acquired Fund, covenants that each of Acquiring Fund and Acquired Fund, respectively, will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
4.6.	Acquired Fund Trust, on behalf of Acquired Fund, will furnish or cause to be furnished to Acquiring Fund Trust, on behalf of Acquiring Fund, within 30 days after the Closing Date a statement of Acquired Fund’s Assets and known Liabilities as of the Closing Date, which statement will be certified by Acquired Fund Trust’s Treasurer, on behalf of Acquired Fund, and will be, in accordance with GAAP, applied consistently with those of Acquired Fund’s most recent audited financial statements. As promptly as practicable after the Closing Date, but in any case within 60 days after the Closing Date, Acquired Fund Trust, on behalf of Acquired Fund, will furnish Acquiring Fund Trust, on behalf of Acquiring Fund, in such form as is reasonably satisfactory to Acquiring Fund, a statement certified by the Acquired Fund Trust’s Treasurer, on behalf of Acquired
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Fund, of Acquired Fund’s earnings and profits for federal income tax purposes that will be carried over to Acquiring Fund pursuant to Section 381 of the Code, subject to any limitations under the Code, as applicable.

4.7.	If a federal, state or other tax return of the Acquired Fund with respect to the Acquired Fund’s taxable year ending on or before the Closing Date is due after the Closing Date (after giving effect to any properly made extension), Acquired Fund Trust, on behalf of Acquired Fund, (a) will prepare and file all federal and other tax returns and reports of Acquired Fund required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed and (b) will pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date, including without limitation, all taxes for which the provision for payment was made as of the Closing Date (as represented in paragraph 5.2 (m)).
4.8.	Acquiring Fund Trust agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and the 1940 Act and to make such filings required by state “blue sky” and securities laws as it may deem appropriate in order to continue Acquiring Fund’s operations after the Closing Date.
4.9.	The Acquired Fund Trust, on behalf of Acquired Fund, and the Acquiring Fund Trust, on behalf of Acquiring Fund, will have agreed on the number of Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraphs 1.1 and 2.3. For the avoidance of doubt, the Acquiring Fund will not issue fractional shares, and cash will be distributed to Acquired Fund Shareholders in connection with the Reorganization in lieu of fractional Acquiring Fund Shares.
5.	Representations and Warranties
5.1.	Acquiring Fund Trust, on behalf of Acquiring Fund, represents and warrants to Acquired Fund, as follows:
(a)	Acquiring Fund is a series of Acquiring Fund Trust, a validly existing Delaware statutory trust with full power to carry on its business as presently conducted;
(b)	Acquiring Fund Trust is a duly registered, open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are (and with respect to the Acquiring Fund, are or will be as of the Closing Date) in full force and effect. On the Closing Date, Acquiring Fund Shares will be registered in all jurisdictions in which they are required to be registered under state securities laws and other laws (in each case to the extent applicable), and said registrations, including any periodic reports or supplemental filings, will be complete and current, all fees required to be paid will have been paid, and Acquiring Fund will not be subject to any stop order and will be fully qualified to sell its shares in each state in which its shares will be registered;
[(c)	New Acquiring Funds only: Immediately prior to the Closing, there will be no issued and outstanding shares of the Acquiring Fund;]
[(c)	Existing Acquiring Fund only: All of the issued and outstanding shares of Acquiring Fund have been offered and sold in compliance in all material respects with applicable requirements of the 1933 Act and state securities laws. Shares of Acquiring Fund are registered in all jurisdictions in which they are required to be registered, and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and Acquiring Fund is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;]
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(d)	The Prospectus and Statement of Additional Information of Acquiring Fund, each as may be supplemented, conform or will, as of the Closing Date, conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not or will not, as of the Closing Date, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;
(e)	Acquiring Fund Trust is not in, and the execution, delivery and performance of this Agreement will not result in, a material violation of any provision of its Agreement and Declaration of Trust or Bylaws, each as amended, supplemented and/or restated (the “Agreement and Declaration of Trust” and the “Bylaws,” respectively), or of any agreement, indenture, instrument, contract, lease or other undertaking to which Acquiring Fund is a party or by which it is bound;
(f)	No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to Acquiring Fund Trust’s knowledge, threatened against Acquiring Fund Trust, Acquiring Fund or any of their properties or assets which, if adversely determined, would materially and adversely affect Acquiring Fund’s financial condition or the conduct of its business; and Acquiring Fund Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, Acquiring Fund Trust’s business or its ability to consummate the transactions herein contemplated;
[(g)	New Acquiring Funds only: The Acquiring Fund, (i) will be treated as an association taxable as a corporation for federal income tax purposes as of the Closing, (ii) has not filed any income tax return, and no such tax return was required by law to be filed by it, (iii) intends to be taxed as a “regulated investment company” (as such term is defined in Section 851(a) of the Code), (iv) intends to qualify for the tax treatment afforded regulated investment companies under the Code for its taxable year that includes the Closing Date, and intends to continue to qualify for such treatment for its subsequent taxable years, (v) intends to be eligible to compute its federal income tax under Section 852 of the Code for the taxable year that includes the Closing Date, (vi) holds and has held no property other than a de minimis amount of assets as necessary to complete the transactions contemplated by this Agreement, and has never had tax attributes and (vii) will be treated as a separate corporation for purposes of Section 851(g)(1) of the Code and otherwise for federal income tax purposes for the taxable year that includes the Closing Date. Immediately following the liquidation of Acquired Fund as contemplated herein, all of the issued and outstanding Acquiring Fund Shares will be held by the former holders of Acquired Fund Shares after accounting for subparagraphs (a)(i)-(iii) of paragraph 1.1;]
[(g)	Existing Acquiring Fund only: All material federal, state and other tax returns and reports of Acquiring Fund required by law to be filed on or before the Closing Date (giving effect to permitted extensions) have been or will be filed and are or will be correct and complete, and accurately stated or will state the amount of tax (if any) owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income or other information required to be reported by the Acquiring Fund and all federal, state and other taxes shown as due or required to be shown as due on said returns and reports have been or will be paid or provision has been or will be made for the payment thereof, and to the best of Acquiring Fund Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;
For each taxable year since its inception (including, with respect to the taxable year that includes the Closing Date, the portion of such taxable year up to the Closing Date),

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Acquiring Fund has met or meets the requirements of Subchapter M of the Code for qualification as a “regulated investment company,” and has been or is eligible to and has computed or will compute its federal income tax under Section 852 of the Code. Acquiring Fund has not been, and will not be, liable for any material income or excise tax under Section 852 or 4982 of the Code. Acquiring Fund has not taken any action, caused any action to be taken, failed to take or failed to cause any action to be taken which action or failure could cause Acquiring Fund to fail to qualify as a regulated investment company eligible to compute its federal income tax under Section 852 of the Code. As of the time of the Closing, Acquiring Fund will have no current or accumulated earnings and profits accumulated in any taxable year to which the provisions of Part I of Subchapter M did not apply to it.;]
[(h)	New Acquiring Funds only: Reserved.]
[(h)	Existing Acquiring Fund only: The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights of Acquiring Fund for its last completed fiscal year, audited by Ernst & Young LLP (copies of which have been or will be furnished to Acquired Fund) fairly present, in all material respects, Acquiring Fund’s financial condition as of such date, and its results of such operations, changes in its net assets and financial highlights for such period in accordance with GAAP, and as of such date there were no known liabilities of Acquiring Fund (contingent or otherwise) not disclosed therein that would be required in accordance with GAAP to be disclosed therein;
Since [most recent fiscal year end of Acquiring Fund], there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities or other assets held by the Acquiring Fund, the discharge of the Acquiring Fund’s liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund shall not constitute a material adverse change;]

(i)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund Trust, and this Agreement constitutes a valid and binding obligation of Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with Acquiring Fund’s performance of this Agreement;
(j)	Acquiring Fund Shares to be issued and delivered to Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized for issuance and, when so issued and delivered, will be validly issued, and, subject to the qualifications set forth in the Acquiring Fund Trust’s Agreement and Declaration of Trust, will be fully paid and non-assessable beneficial interests in the Acquiring Fund;
(k)	Reserved;
[(l)	New Acquiring Funds only: Since its formation and at all times prior to the Closing, the Acquiring Fund has not held any assets or engaged in any activity or business, other than such as necessary for its organization and to consummate the Reorganization. Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares];
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[(l)	Existing Acquiring Fund only: Reserved];
(m)	The information furnished or to be furnished by Acquiring Fund Trust, on behalf of Acquiring Fund, for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects and will comply in all material respects with federal securities and other laws and regulations applicable thereto; and
(n)	The Proxy Materials to be included in the Registration Statement (only insofar as they relate to Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.
5.2.	Acquired Fund Trust, on behalf of Acquired Fund, represents and warrants to Acquiring Fund, as follows:
(a)	Acquired Fund is a series of Acquired Fund Trust, a validly existing Massachusetts business trust with full power to carry on its business as presently conducted;
(b)	Acquired Fund is a duly registered, open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;
(c)	All of the issued and outstanding shares of Acquired Fund have been offered and sold in compliance in all material respects with applicable requirements of the 1933 Act and state securities laws. Shares of Acquired Fund are registered in all jurisdictions in which they are required to be registered, and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and Acquired Fund is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;
(d)	The current Prospectus of Acquired Fund and Statement of Additional Information of Acquired Fund Trust with respect to Acquired Fund, each as may be supplemented, conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;
(e)	Acquired Fund Trust is not in, and the execution, delivery and performance of this Agreement will not result in a, material violation of any provision of its Declaration of Trust and the By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Acquired Fund is a party or by which it is bound;
(f)	No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Acquired Fund Trust or any of its properties or assets which, if adversely determined, would materially and adversely affect Acquired Fund’s financial condition or the conduct of its business; and Acquired Fund Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions herein contemplated;
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(g)	The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights of Acquired Fund for its last completed fiscal year, audited by Deloitte & Touche LLP (copies of which have been or will be furnished to Acquiring Fund) fairly present, in all material respects, Acquired Fund’s financial condition as of such date, and its results of such operations, changes in its net assets and financial highlights for such period in accordance with GAAP, and as of such date there were no known liabilities of Acquired Fund (contingent or otherwise) not disclosed therein that would be required in accordance with GAAP to be disclosed therein;
(h)	Since [most recent fiscal year end of Acquired Fund], there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities or other assets held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;
(i)	Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;
(j)	All issued and outstanding shares of Acquired Fund are, and at the Closing Date will be, validly issued and purchasers of the Acquired Fund Shares will not have any obligation to make payments to the Acquired Fund Trust or its creditors (other than the purchase price for the Acquired Fund Shares) or make contributions to the Acquired Fund Trust or its creditors solely by reason of the purchaser’s ownership of the Acquired Fund Share. Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible to any of its shares. All such shares will, at the time of Closing, be held by the persons and in the amounts set forth in the list of Acquired Fund Shareholders submitted to Acquiring Fund pursuant to paragraph 3.4;
(k)	The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of Acquired Fund Trust, on behalf of Acquired Fund, and, subject to the approval of Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of Acquired Fund Trust, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with Acquired Fund Trust’s performance of this Agreement;
(l)	All material federal, state and other tax returns and reports of Acquired Fund required by law to be filed on or before the Closing Date (giving effect to permitted extensions) have been or will be filed and are or will be correct and complete, and accurately stated or will state the amount of tax (if any) owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income or other information required to be reported by the Acquired Fund and all federal, state and other taxes shown as due or required to be shown as due on said returns and reports have been or will be paid or provision has been or will be made for the payment thereof, and to the best of Acquired Fund Trust’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;
(m)	For each taxable year since its inception (including, with respect to the taxable year that includes the Closing Date, the portion of such taxable year up to and including the Closing Date), Acquired Fund has met or meets the requirements of Subchapter M of the Code for
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qualification as a “regulated investment company,” and has been or is eligible to and has computed or will compute its federal income tax under Section 852 of the Code. Acquired Fund has not been, and will not be, liable for any material income or excise tax under Section 852 or 4982 of the Code. Acquired Fund has not taken any action, caused any action to be taken, failed to take or failed to cause any action to be taken which action or failure could cause Acquired Fund to fail to qualify as a regulated investment company eligible to compute its federal income tax under Section 852 of the Code. As of the time of the Closing, Acquired Fund will have no current or accumulated earnings and profits accumulated in any taxable year to which the provisions of Part I of Subchapter M did not apply to it.;
(n)	At the Closing Date, Acquired Fund will have good and valid title to the Acquired Fund Assets, subject to no liens (other than the obligation, if any, to pay the purchase price of portfolio securities purchased by Acquired Fund which have not settled prior to the Closing Date), security interests or other encumbrances, and full right, power and authority to assign, deliver and otherwise transfer such assets hereunder, and upon delivery and payment for such assets, Acquiring Fund Trust, on behalf of Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including any transfer restrictions as might arise under the 1933 Act (provided, however, that certain Acquired Fund Assets may be pledged or segregated against the Acquired Fund’s investment contracts, including options, futures, forward contracts and other similar instruments, in accordance with the terms of such contracts or applicable interpretations of the Commission staff);
(o)	On the effective date of the Registration Statement, at the time of the meeting of Acquired Fund Shareholders and on the Closing Date, the Proxy Materials (exclusive of information relating to Acquiring Fund contained therein) did or will (i) comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), and the 1940 Act and the regulations thereunder and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. Any other information furnished by Acquired Fund for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby will be accurate and complete and will comply in all material respects with applicable federal securities and other laws and regulations thereunder;
(p)	Reserved;
(q)	Acquired Fund Trust, on behalf of Acquired Fund, has maintained or has caused to be maintained on its behalf all books and accounts as required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and the rules thereunder; and
(r)	Acquired Fund Trust, on behalf of Acquired Fund, is not acquiring Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.
6.	Conditions Precedent to Obligations of Acquired Fund

The obligations of Acquired Fund Trust, on behalf of Acquired Fund, to consummate the transactions provided for herein will be subject, at its election, to the performance by Acquiring Fund Trust, on behalf of Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

6.1.	All representations and warranties of Acquiring Fund Trust made on behalf of Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof
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and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;
6.2.	Acquiring Fund Trust, on behalf of Acquiring Fund, will have delivered to Acquired Fund Trust, on behalf of Acquired Fund, a certificate of Acquiring Fund Trust’s President and Treasurer, in a form reasonably satisfactory to Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of Acquiring Fund Trust, on behalf of Acquiring Fund, made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Acquired Fund Trust, on behalf of Acquired Fund, reasonably requests;
6.3.	Acquired Fund Trust, on behalf of Acquired Fund, will have received at the Closing a favorable opinion (based on certain facts, assumptions and representations) from the law firm of Dechert LLP, counsel to Acquiring Fund, dated as of the Closing Date, substantially to the effect that:
(a)	Acquiring Fund Trust is a validly existing Delaware statutory trust and has the corporate power to own all of its properties and assets and to conduct business as described in its Agreement and Declaration of Trust (Delaware counsel may be relied upon in delivering such opinion); (b) Acquiring Fund Trust is a duly registered, open-end, management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by Acquiring Fund Trust, on behalf of Acquiring Fund, and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and regulations thereunder and assuming due authorization, execution and delivery of this Agreement by Acquired Fund Trust, on behalf of Acquired Fund, is a valid and binding obligation of Acquiring Fund enforceable against Acquiring Fund in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; (d) the issuance of the Acquiring Fund Shares in connection with the Reorganization has been duly authorized by all necessary corporate action on the part of Acquiring Fund Trust, and when such Acquiring Fund Shares are issued and delivered by Acquiring Fund Trust as contemplated by the Registration Statement and this Agreement against payment of the consideration therein described, such Acquiring Fund Shares will be validly issued and, subject to the qualifications set forth in the Acquiring Fund Trust’s Agreement and Declaration of Trust, fully paid and non-assessable beneficial interests of the Acquiring Fund, and the issuance of the Acquiring Fund Shares by Acquiring Fund Trust will not be subject to any preemptive or similar rights arising under Acquiring Fund Trust’s Agreement and Declaration of Trust or Bylaws or under the Delaware Statutory Trust Act (Delaware counsel may be relied upon in delivering such opinion); (e) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with Acquiring Fund Trust’s Agreement and Declaration of Trust or Bylaws; and (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of New York is required for the consummation by Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and
6.4.	As of the Closing Date, there will have been no material change in the investment objective, policies and restrictions of Acquiring Fund or any increase in the investment management fees from those described in the Registration Statement.
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7.	Conditions Precedent to Obligations of Acquiring Fund

The obligations of Acquiring Fund Trust, on behalf of Acquiring Fund, to consummate the transactions provided for herein will be subject, at its election, to the performance by Acquired Fund, of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.	All representations and warranties of Acquired Fund Trust made on behalf of Acquired Fund contained in this Agreement will be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;
7.2.	Acquired Fund Trust, on behalf of Acquired Fund, will have delivered to Acquiring Fund Trust, on behalf of Acquiring Fund, at the Closing a certificate of Acquired Fund Trust’s President and Treasurer, in a form reasonably satisfactory to Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of Acquired Fund Trust, on behalf of Acquired Fund, made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as Acquiring Fund Trust, on behalf of Acquiring Fund, reasonably requests;
7.3.	Acquired Fund Trust, on behalf of Acquired Fund, will have delivered to Acquiring Fund a statement of the Acquired Fund Assets and its liabilities, together with a list of Acquired Fund’s portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by the Acquired Fund Trust’s Treasurer, on behalf of Acquired Fund;
7.4.	Acquiring Fund Trust, on behalf of Acquiring Fund, will have received at the Closing a favorable opinion (based on certain facts, assumptions and representations) from the law firm of Ropes & Gray LLP, counsel to Acquired Fund, dated as of the Closing Date substantially to the effect that:
(a)	Acquired Fund Trust is a validly existing Massachusetts business trust and has the corporate power to own all of its properties and assets and to conduct business as described in its Declaration of Trust; (b) Acquired Fund Trust is a duly registered, open-end, management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by Acquired Fund Trust, on behalf of Acquired Fund, and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and regulations thereunder and assuming due authorization, execution and delivery of this Agreement by Acquiring Fund Trust, on behalf of Acquiring Fund, is a valid and binding obligation of Acquired Fund enforceable against Acquired Fund in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with Acquired Fund Trust’s Declaration of Trust or By-Laws; and (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for the consummation by Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and
7.5.	On the Closing Date, the Acquired Fund Assets will include no assets that Acquiring Fund, by reason of limitations of Acquiring Fund Trust’s Agreement and Declaration of Trust, or otherwise, may not properly acquire.
[7.6.	Existing Acquiring Fund only: Prior to the Closing Date, Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing, in distributions qualifying for the dividends paid deduction, to Acquired Fund shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid), all of its net tax-exempt income, if any, and all of its net capital gain,
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in each case in respect of its taxable year that will end of the Closing Date and any prior taxable year of the Acquired Fund, to the extent such dividend or dividends are eligible to be treated as paid during such prior year under Section 855 (a) of the Code.]
8.	Further Conditions Precedent to Obligations of Acquiring Fund and Acquired Fund

The obligations of Acquired Fund Trust, on behalf of Acquired Fund, and Acquiring Fund Trust, on behalf of Acquiring Fund, hereunder are each subject to the further conditions that on or before the Closing Date:

8.1.	The Reorganization contemplated herein has been approved by the requisite vote of the holders of the outstanding shares of Acquired Fund in accordance with the provisions of Acquired Fund Trust’s Declaration of Trust and the 1940 Act, and certified copies of the resolutions or minutes evidencing such approval have been delivered to Acquiring Fund;
8.2.	On the Closing Date, no action, suit or other proceeding will be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;
8.3.	All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state “blue sky” and securities authorities, including “no-action” positions of and exemptive orders from such federal and state authorities) deemed necessary by Acquiring Fund Trust, on behalf of Acquiring Fund, or Acquired Fund Trust, on behalf of Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated herein have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of a material adverse effect on the assets or properties of Acquiring Fund or Acquired Fund;
8.4.	The Registration Statement will have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof will have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose will have been instituted or be pending, threatened or contemplated under the 1933 Act;
8.5.	Reserved; and
8.6.	The parties will have received the opinion of the law firm of Ropes & Gray LLP (based on certain facts, assumptions and representations), addressed to Acquiring Fund and Acquired Fund, substantially to the effect that, for federal income tax purposes:
(a)	The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and Acquired Fund and Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
(b)	No gain or loss will be recognized by Acquiring Fund upon the receipt of the Acquired Fund Assets solely in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of the Liabilities of Acquired Fund;
(c)	No gain or loss will be recognized by Acquired Fund upon the transfer of the Acquired Fund Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by Acquiring Fund of the Liabilities of Acquired Fund or upon the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares, except for, if applicable, (A) any gain or loss recognized with respect to (1) contracts described in Section 1256(b) of the Code or (2) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code and, if applicable, (B) any other gain or loss required to be recognized by reason of the Reorganization (1) as a result of the closing of the tax year of Acquired Fund, (2) upon the termination of a position, or (3) upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;
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(d)	No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of the Acquired Fund Shares for Acquiring Fund Shares (except with respect to cash received in lieu of fractional shares);
(e)	The aggregate tax basis of Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by each such Acquired Fund Shareholder immediately prior to the Reorganization (reduced by any amount of tax basis allocable to fractional shares for which cash is received);
(f)	The holding period of Acquiring Fund Shares to be received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares surrendered in exchange therefor were held or treated for federal income tax purposes as held by the Acquired Fund Shareholder (provided such Acquired Fund Shares were held as capital assets on the date of the Reorganization);
(g)	The tax basis of the Acquired Fund Assets acquired by Acquiring Fund will be the same as the tax basis of such assets to Acquired Fund immediately prior to the Reorganization, adjusted for any gain or loss required to be recognized as described in (c) above, if applicable;
(h)	The holding period of the Acquired Fund Assets in the hands of Acquiring Fund will include the period during which those assets were held or treated for federal income tax purposes as held by Acquired Fund, other than certain assets with respect to which gain or loss is required to be recognized as described in (c) above, if applicable; and
(i)	The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder.

For avoidance of doubt, Acquired Fund Shareholders for this purpose refers to shareholders of Acquired Fund who hold shares of Acquired Fund through a brokerage account that can accept Acquiring Fund Shares and does not include Cash-Out Shareholders and IRA Shareholders.

Notwithstanding anything herein to the contrary, neither Acquiring Fund Trust, on behalf of Acquiring Fund, nor Acquired Fund Trust, on behalf of Acquired Fund, may waive the conditions set forth in this paragraph 8.6.

9.	Fees and Expenses

The Acquired Fund will bear all expenses incurred in connection with the entering into, and carrying out of, the provisions of this Agreement, including printing, filing and proxy solicitation expenses and legal and accounting expenses.

Notwithstanding the foregoing, expenses of the Reorganization will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by Acquired Fund or Acquiring Fund to qualify for treatment as a regulated investment company within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” described in Section 368(a)(1) of the Code or otherwise result in the imposition of tax on either Acquired Fund or Acquiring Fund or on any of their respective shareholders.

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10.	Cooperation and Exchange of Information

[10.1 New Acquiring Funds only:

(a) The Acquired Fund will deliver to the Acquiring Fund copies of all relevant tax books and records and will otherwise reasonably cooperate with the Acquiring Fund in connection with (i) the preparation and filing of tax returns for the Acquired Fund and/or the Acquiring Fund for tax periods or portions thereof ending after the Closing Date and (ii) the declaration and payment of any dividend or dividends, including pursuant to Section 855 of the Code, for purposes of making distributions of the Acquired Fund’s or the Acquiring Fund’s, as applicable, (x) investment company taxable income (if any), net tax-exempt income (if any), and net capital gains (if any) in respect of a taxable year of the Acquired Fund or the Acquiring Fund ending on or before or that includes the Closing Date of an amount or amounts sufficient for the Acquired Fund or the Acquiring Fund, as applicable, to qualify for treatment as a regulated investment company under Subchapter M of the Code and to otherwise avoid the incurrence of any fund-level federal income taxes for any such taxable year and (y) ordinary income and capital gain net income in an amount or amounts sufficient to avoid the incurrence of any fund-level federal excise taxes under Section 4982 of the Code for any calendar year ending on or before December 31, 2026, in each case without any additional consideration therefor; it being understood that such books and records shall remain the property of and may be retained by the Acquired Fund Trust following the provision of such copies thereof to the Acquiring Fund.

(b) It is the intention of the parties that the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a)(l)(F) of the Code. None of the parties to the Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or is reasonably likely to result in the failure of such Reorganization to qualify as a “reorganization” within the meaning of Section 368(a)(l)(F) of the Code.]

[10.1 Existing Acquiring Fund only:

(a) The Acquired Fund will deliver to the Acquiring Fund copies of all relevant tax books and records and will otherwise reasonably cooperate with the Acquiring Fund in connection with the preparation and filing of tax returns of the Acquiring Fund for tax periods or portions thereof ending after the Closing Date; it being understood that such books and records shall remain the property of and may be retained by the Acquired Fund Trust following the provision of such copies thereof to the Acquiring Fund.

(b) It is the intention of the parties that the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Code. None of the parties to the Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or is reasonably likely to result in the failure of such Reorganization to qualify as a “reorganization” within the meaning of Section 368(a) of the Code.]

11.	Entire Agreement; Survival of Warranties
11.1.	This Agreement constitutes the entire agreement between the parties.
11.2.	The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein, except that the representations, warranties and covenants of Acquired Fund hereunder will not survive the dissolution and complete liquidation of Acquired Fund in accordance with paragraph 1.9.
12.	Termination
12.1.	This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:
(a)	by the mutual written consent of Acquired Fund Trust, on behalf of Acquired Fund, and Acquiring Fund Trust, on behalf of Acquiring Fund;
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(b)	by either Acquiring Fund Trust, on behalf of Acquiring Fund, or Acquired Fund Trust, on behalf of Acquired Fund, by notice to the other, without liability to the terminating party on account of such termination (provided the terminating party is not otherwise in material default or breach of this Agreement), if the Closing has not occurred on or before one year from the effective date of the Registration Statement; or
(c)	by either Acquiring Fund Trust, on behalf of Acquiring Fund, or Acquired Fund Trust, on behalf of Acquired Fund, in writing without liability to the terminating party on account of such termination (provided the terminating party is not otherwise in material default or breach of this Agreement), if (i) the other party fails to perform in any material respect its agreements contained herein required to be performed on or prior to the Closing Date, (ii) the other party materially breaches any of its representations, warranties or covenants contained herein, (iii) the Acquired Fund Shareholders fail to approve this Agreement at any meeting called for such purpose at which a quorum was present or (iv) any other condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.
12.2.	(a)	Termination of this Agreement pursuant to paragraphs 12.1(a) or (b) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of any of Acquiring Fund Trust, Acquired Fund Trust, Acquiring Fund or Acquired Fund, or the trustees or officers of Acquiring Fund Trust, on behalf of Acquiring Fund, or Acquired Fund Trust, on behalf of Acquired Fund, to any other party or its directors, trustees or officers.
(b)	Termination of this Agreement pursuant to paragraph 12.1(c) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of any of Acquiring Fund Trust, Acquired Fund Trust, Acquiring Fund or Acquired Fund, or the trustees or officers of either of Acquiring Fund Trust, on behalf of Acquiring Fund, or Acquired Fund Trust, on behalf of Acquired Fund, except that any party in breach of this Agreement shall, upon demand, reimburse the non-breaching party for all reasonable out-of-pocket fees and expenses incurred in connection with the transactions contemplated by this Agreement, including legal, accounting and filing fees.
13.	Amendments

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties hereto.

14.	Miscellaneous
14.1.	The article and paragraph headings contained in this Agreement are for reference purposes only and will not affect in any way the meaning or interpretation of this Agreement.
14.2.	This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
14.3.	This Agreement will be governed by and construed in accordance with the laws of the State of New York, without regard to its principles of conflicts of laws.
14.4.	This Agreement will bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder will be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or will be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies hereunder or by reason of this Agreement.
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14.5.	The obligations and liabilities of Acquiring Fund hereunder are solely those of Acquiring Fund. It is expressly agreed that no shareholder, nominee, trustee, officer, agent or employee of Acquiring Fund, or trustee or officer of Acquiring Fund Trust, acting on behalf of Acquiring Fund, shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the trustees of Acquiring Fund Trust, acting on behalf of Acquiring Fund, and signed by an authorized officer of Acquiring Fund Trust, acting on behalf of Acquiring Fund, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.
14.6.	The obligations and liabilities of Acquired Fund hereunder are solely those of Acquired Fund. It is expressly agreed that no shareholder, nominee, trustee, officer, agent or employee of Acquired Fund, or trustee or officer of Acquired Fund Trust, acting on behalf of Acquired Fund, shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the trustees of Acquired Fund Trust, acting on behalf of Acquired Fund, and signed by an authorized officer of Acquired Fund Trust, acting on behalf of Acquired Fund, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

[Remainder of page intentionally blank.]

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer as of the date first set forth above.

MORGAN STANLEY ETF TRUST,
on behalf of Acquiring Fund

By:
Name: John H. Gernon
Title: President and Principal Executive Officer

[EATON VANCE MUNICIPALS TRUST] / [EATON VANCE MUNICIPALS TRUST II] / [EATON VANCE INVESTMENT TRUST],
on behalf of Acquired Fund

By:
Name: Kenneth A. Topping
Title: President

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APPENDIX B

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS’ INVESTMENT STRATEGIES AND RELATED RISKS

The principal investment strategies of each New Acquiring Fund and its corresponding Acquired Fund are substantially the same. The principal investment strategies of Eaton Vance Short Duration Municipal Income ETF and Eaton Vance National Limited Maturity Municipal Income Fund are substantially similar. In addition, the risks associated with an investment in each Acquired Fund and its corresponding Acquiring Fund are substantially similar, except that as a shareholder of an Acquiring Fund you would also be subject to risks related to the Acquiring Fund’s ETF structure. There are certain other differences between the risks for each Acquiring Fund and those of the corresponding Acquired Fund. However, any differences in the disclosure or description of such principal investment strategies and/or risks are not expected to result in or reflect any material differences in how each Acquired Fund is currently managed compared to how its corresponding Acquiring Fund will be managed. For example, an Acquired Fund and its corresponding Acquiring Fund may use different terminology to describe the same or similar risks applicable to such Fund’s principal investment strategies and/or risks and the differences may reflect a clarification of the principal investment strategies and/or risks associated with an investment in the Acquiring Fund. In the below discussion, the risks for each Acquired Fund and Acquiring Fund are identified in alphabetical order, and not in the order of importance or potential exposure.

Additional Information About the Acquiring Funds’ Investment Strategies

Eaton Vance National Municipal Income ETF

Approach

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax (the “80% Policy”). This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.

Process

At least 65% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”). The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes. Derivative instruments used by the Fund may be counted towards the Fund’s 80% policy discussed above to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy.

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more, but may acquire municipal obligations with shorter maturities or that are subject to shorter call provisions. The Fund’s portfolio could have a longer average maturity than is typical of many other funds that invest primarily in municipal obligations. In such case, the interest rate risk described below may be more significant for the Fund. The Fund may

113

invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more states, territories or economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), in order to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio manager also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so. Unless otherwise required, the Fund may change its principal investment strategies at any time without shareholder approval; however, you would be notified of any changes as required by applicable law.

Eaton Vance California Municipal Opportunities ETF

Approach

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax and California state personal income taxes (the “80% Policy”). This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.

Process

The Fund has a flexible investment strategy and may invest in obligations of any duration and credit quality. The Fund also may invest up to 50% of its net assets in obligations rated below investment grade (which are those rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or below BBB by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of comparable quality. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”). Under normal conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and the Commonwealth of the Northern Mariana Islands.

The Fund may purchase derivative instruments, which derive their value from another instrument, security or index. The Fund may purchase or sell various kinds of residual interest bonds, financial futures contracts and options thereon to hedge against changes in interest rates, seek total return or as a substitute for the purchase of portfolio securities. The Fund also may enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes. Derivative instruments used by the Fund may be

114

counted towards the Fund’s 80% policy discussed above to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy.

In pursuing its investment objective, the Fund may invest in obligations with varying maturities. Depending on the Fund’s average maturity, the interest rate risk described below may be more or less significant for the Fund. The longer the Fund’s average maturity the more significant interest rate risk will be for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), in order to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio managers generally will seek to enhance after-tax total return by balancing investment considerations and tax considerations. The Fund expects to actively engage in relative value trading to take advantage of price appreciation opportunities or to realize capital losses. A portion of the Fund’s distributions generally will be subject to federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so. Unless otherwise required, the Fund may change its principal investment strategies at any time without shareholder approval; however, you would be notified of any changes as required by applicable law.

Eaton Vance New York Municipal Income ETF

Approach

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax and the state taxes specified in the Fund’s investment objective (the “80% Policy”). This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax. At least 75% of net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality.

Process

The balance of net assets may be invested in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Under normal conditions, the Fund invests at least 65% of its total assets in obligations issued by its state or its political subdivisions, agencies, authorities and instrumentalities. If consistent with relevant state tax requirements, the Fund may invest up to 35% of its net assets in municipal obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and the Commonwealth of the Northern

115

Mariana Islands. The Fund is “non-diversified”, which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes. Derivative instruments used by the Fund may be counted towards the Fund’s 80% policy discussed above to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy.

In pursuing its investment objective, the Fund normally acquires municipal obligations with maturities of ten years or more but may acquire municipal obligations with shorter maturities or that are subject to shorter call provisions. The Fund’s portfolio could have a longer average maturity than is typical of many other funds that invest primarily in municipal obligations. In such case, the interest rate risk described below may be more significant for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), in order to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio manager(s) also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so. Unless otherwise required, the Fund may change its principal investment strategies at any time without shareholder approval; however, you would be notified of any changes as required by applicable law.

Eaton Vance Municipal Opportunities ETF

Approach

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax (the “80% Policy”). This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.

Process

The Fund has a flexible investment strategy and may invest in obligations of any duration and credit quality. The Fund also may invest up to 50% of its net assets in obligations rated below investment grade and in unrated obligations considered to be of comparable quality by the investment adviser (“junk bonds”). Below investment grade obligations are those obligations rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or below BBB by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). For the purposes of rating restrictions, if securities are rated

116

differently by two or more rating agencies, the highest rating is used. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”).

The Fund may purchase derivative instruments, which derive their value from another instrument, security or index. The Fund may purchase or sell various kinds of residual interest bonds, financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The Fund also may enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives. Derivative instruments used by the Fund may be counted towards the Fund’s 80% policy discussed above to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy.

In pursuing its investment objective, the Fund may acquire municipal obligations with varying maturities. Depending on the Fund’s average maturity, the interest rate risk described below may be more or less significant for the Fund. The longer the Fund’s average maturity, the more significant interest rate risk will be for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), in order to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio managers generally will seek to enhance after-tax total return by balancing investment considerations and tax considerations. The Fund expects to actively engage in relative value trading to take advantage of price appreciation opportunities or to realize capital losses. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so. Unless otherwise required, the Fund may change its principal investment strategies at any time without shareholder approval; however, you would be notified of any changes as required by applicable law.

Eaton Vance National Ultra-Short Municipal Income ETF

Approach

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax (the “Tax-Exempt 80% Policy”). Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. This policy is fundamental and may not be changed without shareholder approval. At least 75% of the Fund’s net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the investment adviser (“junk bonds”). The Fund will not invest more than 10% of its net assets in obligations rated below B by Moody’s, S&P or

117

Fitch, or in unrated obligations considered to be of comparable quality by the investment adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. Under normal circumstances, the Fund’s dollar-weighted average maturity will be less than two years. The Fund is not a money market fund and does not seek to maintain a stable net asset value.

Process

The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies or instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, total return swaps and forward rate agreements) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes. Derivative instruments used by the Fund may be counted towards the Fund’s 80% policy discussed above to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy.

The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more states, territories and economic sectors (such as education, transportation, housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles and exchange-traded funds (“ETFs”), a type of pooled investment vehicle, to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio managers also may trade securities to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so. Unless otherwise required, the Fund may change its principal investment strategies at any time without shareholder approval; however, you would be notified of any changes as required by applicable law.

Eaton Vance Short Duration Municipal Opportunities ETF

Approach

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax (the “80% Policy”). This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.

Process

The Fund has a flexible investment strategy and may invest in obligations of any duration or credit quality. The Fund may invest up to 50% of its net assets in obligations rated below investment grade (“junk bonds”). Below investment

118

grade obligations are those rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”), or below BBB by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, determined by the investment adviser to be of comparable quality. For the purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies or instrumentalities.

The Fund may purchase derivative instruments, which derive their value from another instrument, security or index. The Fund may purchase or sell various kinds of residual interest bonds, futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The Fund also may enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes. Derivative instruments used by the Fund may be counted towards the Fund’s 80% policy discussed above to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy.

Although the Fund invests in obligations to seek to maintain a dollar-weighted average portfolio duration of less than four and a half years, the Fund may invest in individual municipal obligations of any maturity. Duration represents the dollar-weighted average maturity of expected cash flows (i.e., interest and principal payments) on one or more municipal obligations, discounted to their present values. The Fund may use various techniques to shorten or lengthen its dollar-weighted average duration, including the acquisition of municipal obligations at a premium or discount, and transactions in futures contracts and options on futures. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more economic sectors (such as housing, hospitals, healthcare facilities or utilities). The Fund may invest in pooled investment vehicles, including exchange-traded funds (“ETFs”), to seek exposure to the municipal markets or municipal market sectors. The Fund may invest in restricted securities.

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio managers generally will seek to maximize after-tax total return by balancing investment considerations and tax considerations. The Fund may engage in relative value trading to take advantage of price appreciation opportunities or to realize capital losses. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so. Unless otherwise required, the Fund may change its principal investment strategies at any time without shareholder approval; however, you would be notified of any changes as required by applicable law.

Eaton Vance High Yield Municipal Income ETF

Approach

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax (the “80% Policy”). This policy is fundamental and may not be changed without shareholder approval. Municipal obligations are debt

119

obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities.

Process

The Fund will invest a majority of its net assets in “high yield” municipal obligations under normal conditions. For this purpose, “high yield” municipal obligations are municipal obligations rated at the time of investment either Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or lower by either S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”) or, if unrated, determined by the investment adviser to be of comparable quality. “High yield” municipal obligations rated below investment grade are also known as “junk bonds.” The Fund may invest in securities in any rating category, including those in default. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the lowest rating will be used for any Fund rating restrictions. The Fund may also invest a portion of its assets in municipal obligations that are not paying current income in anticipation of possible future income. The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities. The Fund may purchase or sell derivative instruments (such as residual interest bonds, futures contracts and options thereon, interest rate swaps, total return swaps, credit derivatives and forward rate contracts) for hedging purposes, to seek total return or as a substitute for the purchase or sale of securities. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes. Derivative instruments used by the Fund may be counted towards the Fund’s 80% policy discussed above to the extent they provide investment exposure to investments included within that policy or to one or more of the market risk factors associated with investments included in that policy.

In pursuing its objective, the Fund normally acquires municipal obligations with maturities of ten years or more, but may acquire securities with shorter maturities. The Fund’s portfolio often has a longer average maturity than is typical of many other funds that invest primarily in municipal obligations. As a result, the interest rate risk described below may be more significant for the Fund. The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds or industrial development bonds) and in one or more states, U.S. territories or economic sectors (such as housing, hospitals, healthcare facilities, transportation or utilities).

The investment adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. When deemed by the investment adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the investment adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. The portfolio managers also may trade securities to seek to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

While at times the Fund may use alternative investment strategies in an effort to limit its losses, it may choose not to do so. Unless otherwise required, the Fund may change its principal investment strategies at any time without shareholder approval; however, you would be notified of any changes as required by applicable law.

Eaton Vance Short Duration Municipal Income ETF

Approach

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities, the interest on which is exempt from federal income tax. This policy is fundamental and may not be changed without shareholder approval. The Fund may also invest in variable and floating rate demand instruments and tender option bonds.

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The Fund may invest up to 100% of its assets (plus the amount of any borrowings for investment purposes) in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. In addition, the Fund may invest up to 20% of its assets in securities subject to federal income tax.

The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more states, territories and economic sectors (such as housing, hospitals, healthcare facilities or utilities). At least 85% of the Fund’s net assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa3 or higher by Moody’s, or BBB- or higher by either S&P or Fitch) or, if unrated, determined by the Adviser to be of at least investment grade quality. The balance of net assets may be invested in municipal obligations rated below investment grade and in unrated municipal obligations considered to be of comparable quality by the Adviser (“junk bonds”). The Fund will not invest more than 5% of its net assets in obligations rated below B3 by Moody’s, or B- by either S&P or Fitch, or in unrated obligations considered to be of comparable quality by the Adviser. For purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the highest rating is used.

Under normal circumstances, the Fund intends to maintain a dollar-weighted average portfolio duration of less than three years; however, the Fund may invest in individual municipal obligations of any maturity.

Process

The Adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market. In evaluating creditworthiness, the Adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis. The portfolio managers also may trade securities to seek to minimize taxable capital gains to shareholders. A portion of the Fund’s distributions generally will be subject to federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

When deemed by the Adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the Adviser considers environmental, social and/or governance issues (referred to as ESG) which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.

The Fund may, but is not required to, use derivatives and similar instruments, such as residual interest bonds, futures contracts and options thereon, interest rate swaps and forward rate agreements, for a variety of purposes, including hedging, to seek total return or as a substitute for the purchase or sale of securities. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Comparison of the Funds’ Risks

The risks associated with an investment in each Acquired Fund and its corresponding Acquiring Fund are substantially similar, except that, as a shareholder of an Acquiring Fund you would also be subject to risks related to the Acquiring Fund’s ETF structure. There are certain other differences between the risks for each Acquiring Fund and those of the corresponding Acquired Fund, as indicated below. However, any differences in the disclosure or description of such risks are not expected to result in or reflect any material differences in how each Acquired Fund is currently managed compared to how its corresponding Acquiring Fund will be managed. For example, an Acquired Fund and its corresponding Acquiring Fund may use different terminology to describe the same or similar risks applicable to such Fund’s principal investment strategies and the differences may reflect a clarification of the risks associated with an investment in the Acquiring Fund. In the below discussion, the risks for each Acquired Fund and Acquiring Fund are identified in alphabetical order, and not in the order of importance or potential exposure, followed by a description of each principal risk of the Acquiring Funds.

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Name of Risk	Eaton Vance New York Municipal Income Reorganization		Eaton Vance National Municipal Income Reorganization
	Eaton Vance New York Municipal Income Fund	Eaton Vance New York Municipal Income ETF	Eaton Vance National Municipal Income Fund	Eaton Vance National Municipal Income ETF
Active Management Risk	●	●	●	●
Asset-Backed Securities
Benchmark Reference Rates Risk
Borrowing	O	O	O	O
Build America Bonds	O	O	O	O
Cash and Money market Instruments; Temporary Defensive Positions	O		O
Converting to Hub and Spoke Structure	O		O
Corporate Debt Obligations
Counterparty Risk	O	O	O	O
Credit Risk	●		●
Credit and Interest Rate Risk		●		●
Cybersecurity Risk	O	O	O	O
Derivatives	●	●	●	●
Distressed and Defaulted Securities
Duration	O	O	O	O
Education Bonds	O	O	O	O
ESG Investment Risk	O	O	O	O
ETF Structure Risks		●		●
Exchange-Traded Funds
Fixed-Income Securities		●		●
Forward Commitments and When-Issues Securities
General Fund Investing Risks	●		●
Geopolitical Risk	O		O
High Yield Securities (“Junk Bonds”)		●		●
Hospital Bonds		O		O
Interest Rate Risk	●		●
Inverse Floaters
Investment Company Securities		●		●
Issuer Non-Diversification Risk	●		O
Large Transactions Risk	O	O	O	O
Leverage Risk	●	●	●	●
Liquidity	●	●	●	●
Lower Rated Investments Risk	●		●
Market Risk	●		●
Market and Geopolitical Risk		●		●
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Maturity	O	O	O	O
Money Market Instruments		O		O
Municipals		●		●
Municipal Obligations Risk	●		●
Non-Diversification		●
Pooled Investment Vehicles Risk	●		●
Portfolio Turnover	●	●	●	●
Promissory Notes
Recent Market Conditions	O	●	O	●
Regulatory and Legal Risk		O		O
Repurchase Agreements
Residual Interest Bonds	●	●	●	●
Restricted Securities	●	●	●	●
Revenue Bonds		O		O
Risks of Principal Only Investments	●	●	●	●
Sector and Geographic Risk	●		●
Securities Lending	O	O	O	O
State and Municipal Project-Specific Risk		●		●
Tax Risk	●		●
Taxability Risk		●		●
Tax-Exempt Variable Rate Demand Notes
Tax-Sensitive Investing Risk	●	●	●	●
Temporary Investments		O		O
Tender Option Bonds		●		●
Transportation Sector Risk	●	●	●	●
U.S. Government Securities	●	●	●	●
U.S. Treasury and Government Securities	O		O
When-Issued Securities, Delayed Delivery Securities, TBAs and Forward Commitments		O		O

Name of Risk	Eaton Vance California Municipal Opportunities Reorganization		Eaton Vance Municipal Opportunities Reorganization
	Eaton Vance California Municipal Opportunities Fund	Eaton Vance California Municipal Opportunities ETF	Eaton Vance Municipal Opportunities Fund	Eaton Vance Municipal Opportunities ETF
Active Management Risk	●	●	●	●
Asset-Backed Securities
Benchmark Reference Rates Risk
Borrowing	O	O	O	O
Build America Bonds	O	O	O	O
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Cash and Money market Instruments; Temporary Defensive Positions	O		O
Converting to Hub and Spoke Structure	O		O
Corporate Debt Obligations
Counterparty Risk	O	O	O	O
Credit Risk	●		●
Credit and Interest Rate Risk		●		●
Cybersecurity Risk	O	O	O	O
Derivatives	●	●	●	●
Distressed and Defaulted Securities
Duration	O	O	O	O
Education Bonds	O	O	O	O
ESG Investment Risk	O	O	O	O
ETF Structure Risks		●		●
Exchange-Traded Funds
Fixed-Income Securities		●		●
Forward Commitments and When-Issues Securities
General Fund Investing Risks	●		●
Geopolitical Risk	O		O
High Yield Securities (“Junk Bonds”)		●		●
Hospital Bonds		O	O	O
Interest Rate Risk	●		●
Inverse Floaters
Investment Company Securities		●		●
Issuer Non-Diversification Risk	●		O
Large Transactions Risk	O	O	O	O
Leverage Risk	●	●	●	●
Liquidity	●	●	●	●
Lower Rated Investments Risk	●		●
Market Risk	●		●
Market and Geopolitical Risk		●		●
Maturity	O	O	O	O
Money Market Instruments		O		O
Municipals		●		●
Municipal Obligations Risk	●		●
Pooled Investment Vehicles Risk	●		●
Portfolio Turnover	●	●	●	●
Promissory Notes
Recent Market Conditions	O		O
Regulatory and Legal Risk		O		O
Repurchase Agreements
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Residual Interest Bonds	●	●	●	●
Restricted Securities	●	●	●	●
Revenue Bonds		O		O
Risks of Principal Only Investments	●	●	●	●
Sector and Geographic Risk	●		●
Securities Lending	O	O	O	O
State and Municipal Project-Specific Risk		●		●
Tax Risk	●		●
Taxability Risk		●		●
Tax-Exempt Variable Rate Demand Notes
Tax-Sensitive Investing Risk	●	●	●	●
Temporary Investments		O		O
Tender Option Bonds
Transportation Sector Risk	●	O	O	O
U.S. Government Securities	●	●	●	●
U.S. Treasury and Government Securities	O		O
When-Issued Securities, Delayed Delivery Securities, TBAs and Forward Commitments		O		O

Name of Risk	Eaton Vance National Ultra-Short Municipal Income Reorganization		Eaton Vance Short Duration Municipal Opportunities Reorganization
	Eaton Vance National Ultra-Short Municipal Income Fund	Eaton Vance National Ultra-Short Municipal Income ETF	Eaton Vance Short Duration Municipal Opportunities Fund	Eaton Vance Short Duration Municipal Opportunities ETF
Active Management Risk	●	●	●	●
Asset-Backed Securities
Benchmark Reference Rates Risk
Borrowing	O	O	O	O
Build America Bonds	O	O	O	O
Cash and Money market Instruments; Temporary Defensive Positions	O		O
Converting to Hub and Spoke Structure	O		O
Corporate Debt Obligations
Counterparty Risk	O	O	O	O
Credit Risk	●		●
Credit and Interest Rate Risk		●		●
Cybersecurity Risk	O	O	O	O
Derivatives	●	●	●	●
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Distressed and Defaulted Securities
Duration		O	O	O
Education Bonds		O		O
ESG Investment Risk	O	O	O	O
ETF Structure Risks		●		●
Exchange-Traded Funds
Fixed-Income Securities		●		●
Forward Commitments and When-Issues Securities	O		O
General Fund Investing Risks	●		●
Geopolitical Risk	O		O
High Yield Securities (“Junk Bonds”)		●		●
Hospital Bonds		O	O	O
Interest Rate Risk	●		●
Inverse Floaters
Investment Company Securities		●		●
Issuer Non-Diversification Risk
Large Transactions Risk	O	O	O	O
Leverage Risk	●	●	●	●
Liquidity	●	●	●	●
Lower Rated Investments Risk	●		●
Market Risk	●		●
Market and Geopolitical Risk		●		●
Maturity		O		O
Money Market Instruments		O		O
Municipals		●		●
Municipal Obligations Risk	●		●
Pooled Investment Vehicles Risk	●		●
Portfolio Turnover	●	●	●	●
Promissory Notes
Recent Market Conditions	O		O
Regulatory and Legal Risk		O		O
Repurchase Agreements
Residual Interest Bonds	●	●	●	●
Restricted Securities	●	●	●	●
Revenue Bonds		O		O
Risks of Principal Only Investments	●	●	●	●
Sector and Geographic Risk	●		●
Securities Lending	O	O	O	O
State and Municipal Project-Specific Risk		●		●
Tax Risk	●		●
Taxability Risk		●		●
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Tax-Exempt Variable Rate Demand Notes
Tax-Sensitive Investing Risk	●	●	●	●
Temporary Investments		O		O
Tender Option Bonds
Transportation Sector Risk	●	O	O	O
U.S. Government Securities	●		●	●
U.S. Treasury and Government Securities	O	●	O
When-Issued Securities, Delayed Delivery Securities, TBAs and Forward Commitments		O		O

Name of Risk	High Yield Municipal Income Reorganization		National Limited Maturity Municipal Income Reorganization
	Eaton Vance High Yield Municipal Income Fund	Eaton Vance High Yield Municipal Income ETF	Eaton Vance National Limited Maturity Municipal Income Fund	Eaton Vance Short Duration Municipal Income ETF
Active Management Risk	●	●	●	●
Asset-Backed Securities				O
Benchmark Reference Rates Risk	O
Borrowing	O	O		O
Build America Bonds		O	O	O
Cash and Money market Instruments; Temporary Defensive Positions	O		O
Converting to Hub and Spoke Structure	O		O
Corporate Debt Obligations				O
Counterparty Risk	O	O	O	O
Credit Risk	●		●
Credit and Interest Rate Risk		●		●
Cybersecurity Risk		O	O	O
Derivatives	●	●	●	O
Distressed and Defaulted Securities				O
Duration	O	O		O
Education Bonds		O		O
ESG Investment Risk	O	O	O	O
ETF Structure Risks		●		●
Exchange-Traded Funds				O
Fixed-Income Securities		●		●
Forward Commitments and When-Issues Securities			O
General Fund Investing Risks	●		●
Geopolitical Risk	O		O
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High Yield Securities (“Junk Bonds”)		●		●
Hospital Bonds		O		O
Interest Rate Risk	●		O
Inverse Floaters				O
Investment Company Securities		●		O
Large Transactions Risk	O	O	O	O
Leverage Risk	●	●	●
Liquidity	●	●	●	●
Lower Rated Investments Risk	●		●
Market Risk	●		●
Market and Geopolitical Risk		●		●
Maturity	O	O		O
Money Market Instruments		O
Municipals		●		●
Municipal Obligations Risk	●		●
Pooled Investment Vehicles Risk	O		●
Portfolio Turnover		●	●	●
Principal Only Investments		●
Promissory Notes				O
Recent Market Conditions	O		O
Regulatory and Legal Risk		O		O
Repurchase Agreements				O
Residual Interest Bonds	●	●	●	O
Restricted Securities	●	●	O
Revenue Bonds		O		●
Risks of Principal Only Investments	●		●
Sector and Geographic Risk	●		●
Securities Lending	O	O	O	O
State and Municipal Project-Specific Risk		●		●
Tax Risk	●		●
Taxability Risk		●		●
Tax-Exempt Variable Rate Demand Notes				●
Tax-Sensitive Investing Risk	●	●	●
Temporary Investments		O		O
Tender Option Bonds				●
Transportation Sector Risk	●	●		O
U.S. Government Securities	●	●	●
U.S. Treasury and Government Securities	O
When-Issued Securities, Delayed Delivery Securities, TBAs and Forward Commitments		O		●
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Principal Risk - ●

Additional Risk - O

*	Risk disclosure relating to covenant lite investments is included under “Loan-Related Investments” risk in the Acquiring Fund’s prospectus.

Description of Principal Risks of the Acquiring Funds: For purposes of the following, references to the “Fund” refer to the applicable Acquiring Fund(s) indicated in the chart above.

Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. In such instances, the value of the Fund could decline and the Fund could lose money. If an issuer’s, guarantor’s or counterparty’s financial condition worsens, the credit quality of the issuer, guarantor or counterparty may deteriorate. Credit ratings may not be an accurate assessment of financial condition, liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Fluctuations in interest rates may also affect the liquidity of and income generated by fixed-income instruments held by the Fund. Although the values of variable and floating rate instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. Changing interest rates may have unpredictable effects on the markets and may detract from Fund performance. A changing interest rate environment increases certain risks, including the potential for periods of market volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk).

Derivatives Risk (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF). Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

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ETF Structure Risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to NAV per share and possibly face trading halts and/or  delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity) of the securities in which it may invest but, under normal circumstances, Eaton Vance Short Duration Municipal Income ETF intends to maintain a dollar-weighted average portfolio duration of less than three years. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

High Yield Securities (“Junk Bonds”) Risk. The Fund’s investments in high yield securities expose it to increased risks, including a substantial degree of credit and default risks. Issuers of high yield securities may be restructured, smaller and less creditworthy or more highly leveraged or indebted than other issuers or financially distressed, and therefore they typically have more difficulty making scheduled payments of principal and interest than issuers of higher rated investments. High yield securities are subject to greater risk of loss (including substantial or total loss) of income and principal than higher rated securities and are considered speculative because of increased credit risk relative to higher rated fixed income investments. High yield securities are also subject to greater price volatility, including sudden and substantial decreases in price, and less liquidity than higher rated securities. High yield securities are particularly sensitive to adverse economic, market, industry or issuer-specific developments, which may result in

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an increased incidence of default. In the event of a default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer.

Investment Company Securities Risk (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF). Subject to the limitations set forth in the Investment Company Act of 1940, as amended (the “1940 Act”), or as otherwise permitted by the SEC, the Fund may acquire shares in other investment companies, including foreign investment companies, closed-end funds, ETFs and money market funds which may be managed by the Adviser or its affiliates. The market value of the shares of other investment companies may differ from the NAV of the Fund. The shares of certain investment companies frequently trade at a discount to their NAV. As a shareholder in an investment company, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, and be subject to the associated risks. At the same time, the Fund would continue to pay its own advisory and administration fees and other expenses. As a result, the Fund and its shareholders, in effect, will also be absorbing fees with respect to investments in other investment companies.

Leverage Risk (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF). Certain Fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to an underlying reference instrument. Leverage can also result from borrowings or participation in residual interest bond transactions. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund may not be able to adjust its use of leverage rapidly enough to respond to interest rate volatility, inflation, and other changing market conditions. As a result, the Fund’s use of leverage may have a negative impact on the Fund’s performance from time to time. The loss on leveraged investments may substantially exceed the initial investment.

Liquidity Risk. The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income funds may be higher than normal. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

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Municipals Risk. Because the Fund may invest in municipal securities (also referred to as municipal obligations), the Fund may be susceptible to political, legislative, economic, regulatory, tax or other factors affecting issuers of these municipal securities, such as state and local governments and their agencies. To the extent that the Fund invests in municipal securities of issuers in the same state or economic sector, it could be more sensitive to economic, business or political developments that affect such state or sector. Municipal securities and their issuers may be more susceptible to downgrade, loss of revenue, default and bankruptcy during periods of economic stress. Municipal securities also involve the risk that an issuer may call the securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest. While interest earned on municipal securities is generally not subject to federal income tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to state and/or local income tax.

Non-Diversification Risk (Eaton Vance New York Municipal Income ETF). The Fund is non-diversified, which means that the Fund may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund. Because the Fund is non-diversified, it may be more susceptible to an adverse event affecting a single issuer or portfolio investment than a diversified portfolio and a decline in the value of that issuer’s securities or that portfolio investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

Principal Only Investments Risk (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF). Principal only investments entitle the Fund to receive the stated value of such investment when held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than obligations that pay interest currently. The Fund will accrue income on these investments and distribute that income each year. The Fund may be required to sell other investments to obtain cash needed for such income distributions.

Portfolio Turnover Risk (Eaton Vance Short Duration Municipal Income ETF, Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, and Eaton Vance New York Municipal Income ETF). The annual portfolio turnover rate of the Fund may exceed 100%. A fund with a high turnover rate (100% or more) may generate more capital gains and may involve greater expenses (which may reduce return) than a fund with a lower rate. Capital gains distributions will be made to shareholders if offsetting loss carryforwards do not exist. The costs related to increased portfolio turnover have the effect of reducing the Fund’s investment return.

Residual Interest Bonds Risk (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF). The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond, including the risk of loss of principal. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase. As such, residual interest bonds tend to underperform the market for fixed rate bonds in rising long-term interest rate environments. The value and income of, and market for, residual interest bonds are volatile and such bonds may have limited liquidity. As required by applicable accounting standards, the Fund records interest expense as a liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Restricted Securities Risk (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF). The Fund’s investments may include restricted securities, which are generally subject to resale or transfer restrictions or prohibitions. Restricted securities may not be listed on an exchange and may have no active trading market. The Fund may be unable to dispose of

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restricted securities promptly or may be able to sell restricted securities only at disadvantageous times or prices, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer. There is no assurance that a liquid market will exist for restricted securities and these securities could have the effect of increasing the level of Fund illiquidity. In addition, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, including readily available market quotations, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all. In addition, restricted securities may involve a high degree of business and financial risk, which may result in substantial losses to the Fund.

Revenue Bonds (Eaton Vance Short Duration Municipal Income ETF). Revenue bonds are municipal obligations that are secured by the revenue from a specific project. To the extent that such revenues do not materialize, the revenue bonds may not be repaid. If the Fund invests in revenue bonds that are issued by municipal issuers in the same economic sector, the Fund would be particularly susceptible to developments adversely affecting that sector. Revenue bonds historically have been subject to a greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations.

State and Municipal Project-Specific Risk. To the extent that the Fund invests a significant portion of its assets in obligations issued in one or more states and/or U.S. territories and in certain types of municipal or other obligations and/or in certain sectors, the value of Fund shares may be affected by events that adversely affect that state, U.S. territory, sector or type of obligation and may fluctuate more than that of a fund that invests more broadly. These developments or changes may include, among other things, legislative developments involving the financing of projects, judicial decisions regarding the validity of the projects or the means of financing such projects, shortages or price increases of materials needed for the project or declining needs for the projects as well as other developments that may adversely affect municipalities and other issuers of municipal securities located within the same state, such as natural disasters, health emergencies, and adverse economic, political or social environments.

Taxability Risk. Changes in tax laws or adverse determinations by the Internal Revenue Service (“IRS”) may make the income from some municipal obligations taxable.

Tax-Exempt Variable Rate Demand Notes (Eaton Vance Short Duration Municipal Income ETF). Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with debt obligations held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a debt obligation would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s net asset value (“NAV”).

Tax-Sensitive Investing Risk (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF). The Fund may hold a security in order to achieve more favorable tax-treatment or sell a security in order to create tax losses. The Fund’s utilization of various tax-management techniques may be curtailed or eliminated by tax legislation, regulation or interpretations. The Fund may not be able to minimize taxable distributions to shareholders and a portion of the Fund’s distributions may be taxable.

Tender Option Bonds (Eaton Vance Short Duration Municipal Income ETF). The risks of tender option bonds include the risk that the owner of such instrument may not be considered the owner for regular federal income tax

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purposes and thus will not be entitled to treat such interest as exempt from regular federal income tax. Additionally, the occurrence of certain defaults or a credit rating downgrade on the underlying security may impair the ability to tender the bond back to the third-party provider of the demand option, thus causing the bond to become illiquid.

Transportation Sector Risk (Eaton Vance High Yield Municipal Income ETF, Eaton Vance National Municipal Income ETF, and Eaton Vance New York Municipal Income ETF). To the extent the Fund invests a substantial portion of its assets in the transportation sector, factors that have an adverse impact on this sector may have a disproportionate impact on the Fund’s performance. The transportation sector can be affected by local and global economic conditions such as the price and availability of fuel, oil, and gas; government regulation; labor relations; operating and equipment costs; disruptive weather and environmental effects; mass casualty accidents; technological developments and disruptions; insurance costs; industry competition; and acts of war or terrorism that damage transportation systems. As a result, the value of the Fund’s shares may fluctuate more than that of a fund that does not invest significantly in issuers in the transportation sector.

U.S. Government Securities Risk. Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates.

When-Issued Securities, Delayed Delivery Securities, TBAs and Forward Commitments (Eaton Vance Short Duration Municipal Income ETF). The Fund may purchase or sell securities that it is entitled to receive on a when-issued, delayed delivery or through a forward commitment basis. For example, the Fund may invest in TBAs, which settle on a delayed delivery basis. These investments may result in a form of leverage and may increase volatility in the Fund’s share price. In a TBA transaction, the seller agrees to deliver the MBS for an agreed upon price on an agreed upon future date, but makes no guarantee as to which or how many securities are to be delivered. Accordingly, the Fund’s investments in TBAs are subject to risks such as failure of the counterparty to perform its obligation to deliver the security, the characteristics of a security delivered to the Fund may be less favorable than expected and the security the Fund buys will lose value prior to its delivery. The Fund’s purchase of other securities on a when-issued, delayed delivery or through a forward commitment basis are subject to similar risks. When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not benefit if the value of the security appreciates above the sale price during the commitment period and the Fund is subject to failure of the counterparty to pay for the securities.

Additional Risks of the Acquiring Funds:

“Fund” as used herein refers to each Acquiring Fund (unless otherwise noted).

Economies and financial markets worldwide have experienced periods of increased volatility, uncertainty, distress, government spending, inflation and disruption to consumer demand, economic output and supply chains. To the extent these conditions exist or continue, the risks associated with an investment in the Fund, including those described below, could be heightened and the Fund’s investments (and thus a shareholder’s investment in the Fund) may be particularly susceptible to sudden and substantial losses, reduced yield or income or other adverse developments. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time.

The name, investment objective and/or policies of the Fund may be similar to other funds advised by the Adviser or its affiliates. However, the investment results of the Fund may be higher or lower than, and there is no guarantee that the investment results of the Fund will be comparable to, any such other funds for any period of time.

The Fund may be more significantly affected by purchases and redemptions of its Creation Units (as defined below) than a fund with relatively greater assets under management would be affected by purchases and redemptions of its

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shares. As compared to a larger fund, the Fund is more likely to sell a comparatively large portion of its portfolio to meet significant Creation Unit redemptions or invest a comparatively large amount of cash to facilitate Creation Unit purchases, in each case when the Fund otherwise would not seek to do so. Such transactions may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also accelerate the realization of taxable income if sales of securities resulted in gains and the Fund redeems Creation Units for cash, or otherwise cause the Fund to perform differently than intended. While such risks may apply to funds of any size, such risks are heightened in funds with fewer assets under management.

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which trading strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading strategies while not using others.

The percentage limitations (including the Fund’s 80% policy, if any) relating to the composition of the Fund’s portfolio apply at the time the Fund acquires an investment. Unless otherwise required by the 1940 Act or rule thereunder, subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security.

However, the Fund may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

Active Management Risk

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance. There is no guarantee that the use of the Adviser’s investment techniques, and the investments selected based on such techniques, will perform as expected or produce the desired results.

In addition, it is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or investment opportunity and the Adviser may be restricted in its ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund otherwise could realize profit or avoid loss. This may adversely affect the Fund’s flexibility with respect to buying or selling securities and may impair the Fund’s liquidity.

Asset-Backed Securities (Eaton Vance Short Duration Municipal Income ETF)

Asset-backed securities apply the securitization techniques used to develop mortgage-backed securities to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are pooled and securitized in pass-through structures similar to pass-through structures developed with respect to mortgage securitizations. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments (i.e., when a borrower pays back the principal of a debt obligation earlier than expected). Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates, although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

To the extent the Fund invests in asset-backed securities issued by non-governmental issuers, such as commercial banks, savings and loan institutions, and other secondary market issuers, the Fund will be exposed to additional risks because, among other things, there are no direct or indirect government or agency guarantees of payments in the pools underlying the securities. Privately-issued asset-backed securities may be less readily marketable, subject to

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heightened credit risk and the market for such securities is typically smaller and less liquid than other asset-backed securities.

The Fund may invest in other asset-backed or similarly structured securities, such as collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), and collateralized loan obligations (“CLOs”) These investments are subject to many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk, and are also subject to additional risks, including but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly. Investments in CDOs, CBOs and CLOs are also subject to risks particular to their respective asset class and structure.

For example, because CLOs are backed primarily by commercial loans, CLOs also bear many of the same risks as investing in loans directly. However, in addition to the risks associated with investing in commercial loans, the complex structure and highly leveraged nature of a CLO poses additional risks. CLOs may experience substantial losses attributable to loan defaults or trading losses. Such losses on the underlying assets are borne first by the holders of subordinate tranches. In addition, the Fund’s investments in CLOs may decrease in market value when the CLO’s assets experience loan defaults or credit impairment, losses that exceed the most subordinate tranches, or market anticipation of loan defaults and investor aversion to CLO securities as a class. CDOs are structured similarly to CLOs and bear many of the same risks as CLOs as well as additional risks because they are backed by pools of assets other than commercial loans, including securities (such as other asset-backed securities), synthetic instruments or bonds, and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of the most subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. Moreover, CDOs that obtain their exposure through synthetic investments are exposed to risks associated with derivative instruments.

Borrowing

The Fund is permitted to borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in anticipation of expected cash inflows and to settle transactions). Any borrowings by the Fund are subject to the requirements of the 1940 Act. Borrowings are also subject to the terms of any credit agreement between the Fund and lender(s). Fund borrowings may be equal to as much as 33 1/3% of the value of the Fund’s total assets (including such borrowings) less the Fund’s liabilities (other than borrowings). The Fund will not purchase additional investments while outstanding borrowings exceed 5% of the value of its total assets.

Build America Bonds (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF)

Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. The Act authorized state and local governments to issue taxable bonds on which, assuming certain specified conditions were satisfied, issuers could either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). The federal interest subsidy or tax credit continues for the life of the bonds. Unlike most other municipal obligations, interest received on Build America Bonds is subject to U.S. federal income tax and may be subject to state income tax. The subsidy that issuers of direct pay Build America Bonds receive from the U.S. Treasury has been reduced as a result of budgetary sequestration, which has resulted, and which may continue to result, in a delay or reduction in subsidy payments. Any interruption, delay, reduction, and/or offset of the reimbursement from the U.S. Treasury may reduce the demand for direct pay Build America Bonds and/or potentially trigger extraordinary call features of the bonds. This may, in turn, reduce market prices and cause the value of the

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Fund shares to fall. Pursuant to the terms of the Act, the issuance of Build America Bonds ceased on December 31, 2010. As a result, the availability of such bonds is limited, which may adversely affect their liquidity.

Corporate Debt Obligations (Eaton Vance Short Duration Municipal Income ETF)

Corporate debt obligations are fixed-income securities issued by private corporations. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Debtholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder.

Credit and Interest Rate Risk

Fixed-income securities, such as bonds, generally are subject to two primary types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer or guarantor of a security, or counterparty to a transaction, will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt or otherwise honor its obligations, including the risk of default. The risk of defaults across issuers, guarantors and/or counterparties increases in adverse market and economic conditions, and the degree of credit risk depends on the financial condition of the issuer, guarantor or counterparty and terms of the obligation. Credit ratings may not be an accurate assessment of financial condition, volatility, liquidity or credit risk, as the ratings do not evaluate market risks or necessarily reflect the issuer’s, guarantor’s or counterparty’s current financial condition or the volatility or liquidity of the security. Although credit quality may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer, guarantor or counterparty, or the market’s perception of the creditworthiness of an instrument or issuer, guarantor or counterparty, can have a rapid, adverse effect on the instrument’s value and liquidity and make it more difficult for the Fund to sell at an advantageous price or time. In addition, under certain conditions, there may be an increasing amount of issuers that are unprofitable, have little cash on hand and/or are unable to pay the interest owed on their debt obligations and the number of such issuers may increase if demand for their goods and services falls, borrowing costs rise due to governmental action or inaction or other reasons. The Fund may also be subject to credit spread risk, which is the risk that economic and market conditions, or any actual or perceived credit deterioration, may lead to an increase in credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.

Interest rate risk refers to fluctuations (such as a decline) in the value of (or yield or income generated by) a fixed-income or other debt security resulting from changes in the general level of interest rates. A wide variety of market and economic factors can cause interest rates to rise or fall, including central bank monetary policy, rising inflation, disinflation or deflation, and changes in general economic conditions. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up but the yield or income from new issuances of fixed-income securities generally decreases. To the extent the Fund invests in variable and floating rate securities, although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of these securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Duration measures the time-weighted expected cash flows of a fixed-income security. Securities with longer durations will generally be more sensitive to changes in interest rates than securities with shorter durations. Thus, the Fund’s susceptibility to interest rate risk will increase to the extent it has a longer average portfolio duration. The proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate or on other less advantageous terms during a declining interest rate environment. In a rising interest rate environment, the duration of fixed-income securities may be extended, thus potentially reducing income and increasing interest rate risk. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates, which may occur at any time based on a range of factors and may be sudden, frequent and significant. For example, during periods when interest rates are low, the Fund’s yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns  or pay Fund expenses out of current income. Monetary policies, and market interest rates, are subject to change at any time and potentially frequently based on a variety of market and economic conditions. It is difficult to accurately predict the pace at which the Federal Reserve Board will change interest rates, or the timing, frequency or magnitude

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of such changes.  The impact on fixed income and other debt instruments and market conditions from interest rate changes, regardless of the cause, could be significant and could adversely affect the Fund and its investments.  Low or high interest rates could magnify the risks associated with changes in interest rates.

In general, changing interest rates could have unpredictable effects on markets and may expose debt and related markets to heightened volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility.

Governmental authorities and regulators may enact significant fiscal and monetary policy changes, including providing direct capital infusions into companies, creating new monetary programs and changing interest rates considerably. These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.

Counterparty Risk (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF)

A financial institution or other counterparty with whom the Fund does business (such as trading, securities lending or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund. Counterparty risk is increased for contracts with longer maturities.

Cybersecurity Risk

With the increased use of technologies such as the internet to conduct business, the Fund, the Adviser, authorized participants, service providers and the relevant listing exchange, as applicable, are susceptible to operational, information security and related “cyber” risks both directly and through the service providers. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such issuers to lose value. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber incidents include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyberattacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing.

Cybersecurity failures by, or breaches of, the systems of the Adviser, distributor and other service providers (including, but not limited to, index and benchmark providers, fund accountants, custodians, transfer agents and administrators), exchanges, market participants, market makers, authorized participants or the issuers of securities in which the  Fund invests, as applicable, have the ability to cause disruptions and impact business operations, potentially resulting in: financial losses, interference with the Fund’s ability to calculate its NAV, disclosure of confidential trading information, impediments to trading, submission of erroneous trades or erroneous creation or redemption orders, the inability of the Fund or its service providers to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, cyberattacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible, inaccurate or incomplete. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future. While the Fund has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified, that prevention and remediation efforts will not be successful or that cyberattacks will go undetected. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund, issuers in which

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the Fund invests, market makers or authorized participants, as applicable. The Fund and its shareholders could be negatively impacted as a result.

Derivatives

The Fund may, but is not required to, use derivatives and other similar instruments for a variety of purposes, including hedging, risk management, portfolio management or to seek to earn income. Derivative instruments used by the Fund will be counted towards the Fund’s exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. A derivative is a financial instrument whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may use include:

Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. While the value of a futures contract tends to increase or decrease in tandem with the value of the underlying instrument, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund’s initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument, foreign currency (if applicable) or contract, such as a swap agreement or futures contract, on the underlying instrument or foreign currency (if applicable) at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument, swap, foreign currency (if applicable), or futures contract on the underlying instrument or foreign currency (if applicable) at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

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Swaps. The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund’s ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Certain swaps have begun trading on exchanges or swap execution facilities. Exchange trading is expected to increase liquidity of swaps trading. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing of certain standardized swap transactions. Swaps subject to mandatory central clearing must be traded on an exchange or swap execution facility unless no exchange or swap execution facility “makes the swap available to trade.” The Fund may pay fees or incur costs each time it enters into, amends or terminates a swap agreement.

The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third-party on the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of the issuer of the referenced debt obligation.

Interest Rate Swaps (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF). Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating-rate payments.

Total Return Swaps (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF). A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of a reference instrument during the specified period, in return for periodic payments from the other party that are based on a fixed or variable interest rate or the total return of the reference instrument or another reference instrument. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market.

Credit Linked Notes (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF). A Fund may engage in credit linked notes. A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “note issuer”) with respect to which the reference instrument is a single bond, a portfolio of bonds or the unsecured credit of an issuer, in general (each a “reference credit”). The purchaser of the CLN (the “note purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional

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premium that relates to taking on the credit risk of the reference credit. Upon maturity of the CLN, the note purchaser will receive a payment equal to: (i) the original par amount paid to the note issuer, if there is no occurrence of a designated event of default, restructuring or other credit event (each a “credit event”) with respect to the issuer of the reference credit; or (ii) the market value of the reference credit, if a credit event has occurred. Depending upon the terms of the CLN, it is also possible that the note purchaser may be required to take physical delivery of the reference credit in the event of a credit event. Most CLNs use a corporate bond (or a portfolio of corporate bonds) as the reference credit. However, almost any type of fixed-income security (including foreign government securities), index or derivative contract (such as a credit default swap) can be used as the reference credit. Credit Options. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk or a credit derivative at terms specified at the inception of the option.

Distressed and Defaulted Securities (Eaton Vance Short Duration Municipal Income ETF)

Distressed and defaulted securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities. The Fund will generally not receive interest payments on the distressed securities and the repayment of principal may also be at risk. These securities may present a substantial risk of default or may be in default at the time of investment. The repayment of defaulted securities is also subject to significant uncertainties. The Fund may incur substantial expenses in seeking recovery upon a default in the payment of principal of or interest on its portfolio holdings. If the portfolio company is forced to reorganize or liquidate, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Duration (Eaton Vance Short Duration Municipal Income ETF)

Duration is a measure of the expected life of a bond that is used to determine the sensitivity of an instrument’s price to changes in interest rates. Thus, the average duration of a portfolio of fixed-income securities represents its exposure to changing interest rates. For example, when the level of interest rates increases by 1%, a fixed-income security having a positive duration of four years generally will decrease in value by 4%; when the level of interest rates decreases by 1%, the value of that same security generally will increase by 4%. A portfolio with a shorter average duration generally will experience less price volatility in response to changes in interest rates than a portfolio with a longer average duration.

Measures such as average duration may not accurately reflect the true interest rate sensitivity of the Fund, particularly if the Fund consists of securities with widely varying durations. As a result, if the Fund has an average duration that suggests a certain level of interest rate risk, the Fund may in fact be subject to greater interest rate risk than the average would suggest. This risk is greater to the extent the Adviser uses leverage or derivatives in connection with the management of the Fund.

Duration (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF)

Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. As the value of a security changes over time, so will its duration. Various techniques may be used to shorten or lengthen Fund duration.

Education Bonds (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF)

To the extent the Fund invests a substantial portion of its assets in the education sector, factors that have an adverse impact on this sector may have a disproportionate impact on the Fund’s performance. In general, there are two types

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of education-related bonds: those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students’ ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or sub-state) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

ESG Investment Risk

To the extent that the Adviser considers environmental, social and/or governance (“ESG”) issues as a component in its investment decision-making process, the Fund’s performance may be impacted. Additionally, the Adviser’s consideration of ESG issues in its investment decision-making process may require subjective analysis and the ability of the Adviser to consider ESG issues may be difficult if data about a particular issuer (or obligor) is limited. The Adviser’s consideration of ESG issues may contribute to the Adviser’s decision to forgo opportunities to buy certain securities. ESG issues with respect to an issuer (or obligor) or the Adviser’s assessment of such may change over time.

ETF Structure Risks

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”) per share and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions in cash or partially in cash. As a result, an investment in the Fund may be less tax-efficient than an investment in such ETFs. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. To the extent the Fund effects its redemptions in-kind, the in-kind redemption mechanism generally will not lead to a tax event for the Fund or its non-redeeming shareholders. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which also involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.

Exchange-Traded Funds (Eaton Vance Short Duration Municipal Income ETF)

The Fund may invest in exchange-traded funds (“ETFs”), which may be managed by the Adviser or its affiliates. ETFs seek to track the performance of various portions or segments of the equity and fixed-income markets. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of ETF shares may differ from their NAV because the supply and demand in the market for ETF shares at any point in time

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is not always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to, among other things, the ETF’s operating expenses and transaction costs. ETFs typically incur fees that are separate from those fees incurred directly by the Fund. Therefore, as a shareholder in an ETF, the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, shareholders will directly bear the expenses of their investment in the Fund and indirectly bear the expenses of the Fund’s investments in ETFs with respect to investments in ETFs. The Fund and its shareholders will be subject to the risks of the purchased investment company and its portfolio of securities. Further, certain ETFs in which the Fund may invest are leveraged. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Leveraged ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods. Furthermore, disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.

Fixed-Income Securities

Fixed-income securities are securities that pay a fixed or a variable rate of interest until a stated maturity date. Fixed-income securities include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities, corporate bonds and notes, asset-backed securities, mortgage-backed securities, securities rated below investment grade or “junk bonds” or “high yield/high risk securities” (as described in a Fund’s principal investment strategies), municipal bonds, loan participations and assignments, zero coupon bonds, Eurobonds, Brady Bonds, Yankee Bonds, repurchase agreements, commercial paper and cash equivalents.

Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities (when a debt security provides its final payment) or durations (measure of interest rate sensitivity) of the securities in which it may invest but, under normal circumstances, the Fund (as applicable) intends to maintain the dollar-weighted average portfolio duration as specified in the Fund’s principal investment strategies described in this prospectus.

Fixed income and other debt instruments, including mortgage- and other asset-backed securities, are subject to prepayment risk, which is the risk that the principal of such obligation is paid earlier than expected, such as in the case of refinancing. This risk is increased during periods of declining interest rates and prepayments may reduce the Fund’s yield or income as a result of reinvesting the income or other proceeds in lower yielding securities or instruments. These investments are also subject to extension risk, which is the risk that the principal of such obligation is paid slower or later than expected. This may negatively affect Fund returns, as the value of the investment decreases when principal payments are made later than expected. This risk is elevated during periods of increasing interest rates. In addition, because principal payments are made later than expected, the investment’s duration may extend (and result in increased interest rate risk) and the Fund may be prevented from investing proceeds it would otherwise have received at the higher prevailing interest rates. Prepayments and extensions may result in a security or debt instrument offering less potential for gains during periods of declining interest rates or rising interest rates, respectively.

Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed-income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. The Fund may be subject to liquidity risk, which may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities. Fixed-income securities may be called (i.e., redeemed by the issuer) prior to final maturity. If a callable security is called, the Fund may have to reinvest the proceeds at a lower rate of interest.

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High Yield Securities

Fixed-income securities that are not investment grade are commonly referred to as “junk bonds” or high yield, high risk securities. These securities generally offer a higher yield than higher rated securities (including those of a similar maturity), but they carry a greater degree of risk, including substantial credit and default risks. High yield securities are subject to greater risk of loss (including substantial or total loss) of income and principal than higher rated securities and are considered speculative by the major credit rating agencies because of increased credit risk relative to higher rated fixed income investments. High yield securities are also subject to other increased risks, including greater sensitivity to real or perceived economic changes, increased price volatility, valuation difficulties, lack of a regular trading market and greater potential illiquidity. High yield securities are particularly susceptible to default risk during periods of adverse market, industry or economic conditions or issuer-specific developments and a high yield security may lose significant value before a default occurs. In the event of a default, the Fund may incur additional expenses to seek recovery or to negotiate new terms with a defaulting issuer.

In addition, the Fund’s investments in high yield securities are subject to the risk of subordination to other creditors. Accordingly, in the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of these securities, leaving few or no assets available to repay high yield securities holders, such as the Fund. Issuers of high yield securities may be restructured, smaller and less creditworthy or more highly leveraged or indebted than other issuers or financially distressed. This means that they typically have more difficulty making scheduled payments of principal and interest and a higher risk of non-payment. An issuer’s ability to pay its debt obligations may also be reduced by financial stress, specific issuer developments or the unavailability of additional financing. Changes in the value of and income from high yield securities are typically influenced more by changes in the financial and business position of the issuer than by changes in interest rates when compared to investment grade securities.

In addition, high yield securities are subject to increased call risk, also known as prepayment risk, which is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment (including any premiums paid) or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

In recent years, there has been a broad trend of weaker or less restrictive covenant protections in the high yield market. Among other things, under such weaker or less restrictive covenants, borrowers might be able to exercise more flexibility with respect to certain activities than borrowers who are subject to stronger or more protective covenants. For example, borrowers might be able to incur more debt, including secured debt, return more capital to shareholders, remove or reduce assets that are designated as collateral securing high yield securities, increase the claims against assets that are permitted against collateral securing high yield securities or otherwise operate in ways that could impact creditors negatively. In addition, certain privately held borrowers might be permitted to file or provide less frequent, less detailed or less timely financial reporting or other information, which could negatively impact the value of the high yield securities issued by such borrowers. Each of these factors might negatively impact the high yield securities held by the Fund.

Hospital Bonds (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF)

To the extent the Fund invests a substantial portion of its assets in hospital revenue bonds, factors that have an adverse impact on this sector may have a disproportionate impact on the Fund’s performance. Hospital bond ratings are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. A hospital’s income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

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Inverse Floaters (Eaton Vance Short Duration Municipal Income ETF)

Inverse floaters are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.

Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease substantially because of changes in the rate of prepayments.

Investment Company Securities

Subject to the limitations set forth in the 1940 Act, or as otherwise permitted by the SEC, the Fund may acquire shares in other investment companies, including foreign investment companies, closed-end funds, ETFs and money market funds which may be managed by the Adviser or its affiliates. The market value of the shares of other investment companies may differ from the NAV of the Fund. The shares of certain investment companies, principally closed-end investment companies, frequently trade at a discount to their NAV. As a shareholder in an investment company, the Fund would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees and be subject to the associated risks. At the same time, the Fund would continue to pay its own advisory and administration fees and other expenses. As a result, the Fund and its shareholders will directly bear the expenses of their investment in the Fund and indirectly bear the expenses of the Fund’s investments in other investment companies.

Large Transactions Risk

The Fund may experience adverse effects when large shareholders, or a number of shareholders collectively, purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). In addition, a third party investor, the Adviser, or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also result in taxable income and/or gains for the Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares through a tax deferred retirement account, such as a 401(k) plan or IRA. To the extent that such transactions result in short-term capital gains, such gains when distributed by the Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause the Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund; liquidation, reorganization, repositioning, or other announced Fund event; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, the Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time. In addition, large shareholder transactions may account for a large percentage of the trading volume on the applicable Exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Leverage Risk (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF,

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Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF)

Certain Fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to an asset, index, rate, or underlying reference instrument. Leverage can also result from borrowings or participation in residual interest bond transactions. Leverage can increase both the risk and return potential of the Fund. The use of leverage may cause the Fund to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s net asset value to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

If the income from the securities purchased with funds received from leverage is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to the Fund’s shareholders as dividends and other distributions will be reduced. In the latter case, the investment adviser in its best judgment may nevertheless determine to maintain the Fund’s leveraged position if it deems such action to be appropriate.

The use of leverage through residual interest bonds by the Fund creates an opportunity for increased net income, but, at the same time, creates special risks. The Fund may not be able to adjust its use of leverage rapidly enough to respond to interest rate volatility, inflation, and other changing market conditions. In particular, reducing and increasing leverage obtained through residual interest bonds is a time intensive process and it is not practicable to rapidly adjust such leverage in response to short-term fluctuations. As a result, the Fund’s use of leverage may have a negative impact on the Fund’s performance from time to time. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Liquidity

The Fund may make investments that are less liquid, illiquid or restricted or that may become illiquid or less liquid in response to, among other developments, overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. Illiquidity can also be caused by, among other things, a drop in overall market trading volume, an inability to find a willing buyer, or legal restrictions on the securities’ resale. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

Market and Geopolitical Risk

The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. Price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Volatility and disruption in financial markets and economies may be sudden and unexpected, expose the Fund to greater risk, including risks associated with reduced market liquidity and fair valuation, and adversely affect the Fund’s operations. For example, the Adviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions and reduced market liquidity may impact the Fund’s ability to sell securities to meet redemptions (i.e., increase the risk that the Fund will not be able to pay redemption proceeds within the allowable time period). In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need or decision to liquidate such assets.

The increasing  interconnectivity between global economies and markets increases the likelihood that events or conditions in one region or market may adversely impact other companies and issuers in a different country, region,

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sector, industry, market or with respect to one company may adversely impact other companies and issuers, including those in a different country, region, sector, industry, or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact the Fund’s investments. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the threat and/or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks around the world, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. Inflation rates may change frequently and significantly because of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). Changes in inflation rates or expected inflation rates  may adversely affect market and economic conditions, an issuer’s financial condition, the Fund’s investments and an investment in the Fund. The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. The risk of inflation is greater for debt instruments with longer maturities and especially those that pay a fixed rather than variable interest rate. Other financial, economic and other global market and social developments or disruptions may result in similar adverse circumstances, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). In general, the securities or other instruments that the Adviser believes represent an attractive investment opportunity or in which the Fund seeks to invest may be unavailable entirely or in the specific quantities sought by the Fund. As a result, the Fund may need to obtain the desired exposure through a less advantageous investment, forgo the investment at the time or seek to replicate the desired exposure through a derivative transaction or investment in another investment vehicle. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on economies, financial markets, issuers and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations.

Government and other public debt, including municipal obligations, can be adversely affected by changes in local and global economic conditions, including those that result in increased debt levels. Although high levels of government and other public debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high debt level may increase market pressures to meet an issuer’s funding needs, which may increase borrowing costs and cause a government or public or municipal entity to issue additional debt, thereby increasing the risk of refinancing. A high debt level also raises concerns that the issuer may be unable or unwilling to repay the principal or interest on its debt, which may adversely impact instruments held by the Fund that rely on such payments.

Governmental and quasi-governmental responses to certain economic or other conditions may lead to increasing government and other public debt, particularly when such responses are unprecedented, which heighten these risks. Unsustainable debt levels can lead to declines in the value of currency, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns, can generate or contribute to an economic downturn or cause other adverse economic or market developments, such as increases in inflation or volatility. Increasing government and other public debt may adversely affect issuers, obligors, guarantors or instruments across a variety of asset classes.

Global events may negatively impact broad segments of businesses and populations, cause a significant negative impact on the performance of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price, exacerbate pre-existing political, social, financial and economic risks to the Fund. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition,

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governments, their regulatory agencies, or self-regulatory organizations may take actions (including monetary and/or fiscal actions intended to stimulate or stabilize the global economy) that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. Monetary and/or fiscal actions taken by U.S. or foreign governments may not be effective and could lead to increased market volatility. In addition, government actions (such as changes to interest rates) could have unintended economic and market consequences that adversely affect the Fund’s investments. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

Maturity (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF)

Average effective maturity is a weighted average of all the maturities of the Fund’s investments in income securities, computed by weighing each effective maturity date (which takes into account all mortgage prepayments, puts, calls and adjustable coupons) by the market value of the income security.

Money Market Instruments (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF)

Money market instruments may be adversely affected by market and economic events, such as a change in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty or an issuer. These instruments may be subject to federal income, state income and/or other taxes. Instead of investing in money market instruments directly, the Fund may invest money market funds, including those advised by the Adviser or its affiliates. These instruments may be adversely affected by changes to interest rates, which may be sudden and significant. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies.

Municipals

Municipal securities (also referred to as municipal obligations) include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, such as local or regional governments. The interest on municipal securities is generally exempt from regular federal income tax at the time of issuance, in the opinion of bond counsel or other counsel to the issuers of such securities. However, the Fund may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and municipal securities on which the interest payments are taxable. Municipal securities typically are “general obligation” or “revenue” bonds, notes or commercial paper, including participations in lease obligations and installment purchase contracts of municipalities. General obligation bonds are secured by the issuer’s full faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. Revenue bonds are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. These types of bonds involve the risk that the tax or other revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal obligations may have fixed, variable or floating rates.

Because the Fund may invest in municipal securities, the Fund may be affected significantly by the economic, regulatory, legislative, tax or political developments affecting the ability of issuers of municipal securities to pay interest or repay principal. The risks of municipal securities generally depend on the financial and credit status of the issuer and may rely on a specific stream of revenue associated with a project or other revenue source. Thus, adverse developments related to a municipality’s ability to raise revenue, including through its taxing authority, or the failure of specific revenues to materialize would negatively impact such investments. These factors, which may also impact other municipal obligations, include, among others, changing demographic trends, such as population shifts or changing tastes and values, or increasing vacancies or declining rents resulting from legal, cultural, technological,

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global or local economic developments, as well as reduced demand for properties, revenues or goods. Changes in the financial health of an issuer of municipal securities may make it difficult for the issuer to make interest and principal payments when due. Some municipalities or issuers of municipal securities have had significant financial problems recently, and these and other municipalities or issuers of municipal securities could, potentially, continue to experience significant financial problems resulting from lower tax or other revenues and/or decreased aid from state and local governments in the event of an economic downturn. In addition, adverse legislative, tax, regulatory, demographic or political changes may negatively impact the Fund’s investments in municipal securities. These events could decrease the Fund’s income and/or adversely affect the Fund’s performance and investments. Municipal securities also involve the risk that an issuer may call securities for redemption, which could force the Fund to reinvest the proceeds at a lower rate of interest, and the value of municipal securities may be affected by the rights of municipal security holders.

Municipal securities may be more susceptible to downgrades, defaults or loss of tax or other revenue during recessions or similar periods of economic stress. Factors contributing to the financial stress on municipalities and issuers of municipal securities may include, among other developments, lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back spending and lower income tax revenue as a result of a higher unemployment rate. In addition, because some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund associated with investments in such municipal securities could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market.

For example, recent public health emergencies have significantly stressed the financial resources of many municipalities and other issuers of municipal securities, which may impair their ability to meet their financial obligations and may harm the value or liquidity of the Fund’s investments in municipal securities (or the income generated by such investments). In particular, responses by municipalities to recent public health emergencies have caused disruptions in business activities. These and other effects of recent public health emergencies such as increased unemployment levels, have impacted tax and other revenues of municipalities and other issuers of municipal securities and the financial conditions of such issuers. As a result, there is an increased budgetary and financial pressure on municipalities and other issuers of municipal securities and heightened risk of default or other adverse credit or similar events for issuers of municipal securities, which would adversely impact the Fund’s investments.

In addition, the ability of an issuer to make payments or repay interest may be affected by litigation or bankruptcy. In the event of bankruptcy of such an issuer, the Fund investing in the issuer’s securities could experience delays in collecting principal and interest, and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may, in some instances, take possession of, and manage, the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt. Municipal securities are subject to, among other risks, credit and interest rate risk, liquidity risk and market and geopolitical risk.

Because many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors, similar projects or particular states or geographic regions may particularly affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Moreover, as a result of various economic, market and other factors, there could be reduced tax or other revenue available to issuers of municipal obligations and, in turn, increased budgetary and financial pressure on municipalities and other issuers of municipal obligations, which could adversely impact the risks associated with municipal obligations of such issuer. As a result, the Fund’s investments in municipal obligations may be subject to heightened risks relating to the occurrence of such developments.

Some municipal securities are subject to the risk that the IRS may determine that an issuer has not complied with applicable tax requirements (or the occurrence of other adverse tax developments) and that interest from the municipal security is taxable, which may result in a significant decline in the value of the security. In addition, interest on

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municipal obligations, while generally exempt from regular federal income tax, may not be exempt from the federal alternative minimum tax. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities, and the investment performance of the Fund investing in municipal securities may therefore be more dependent on the analytical abilities of the Adviser than if the Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell municipal securities it holds at attractive prices or value municipal securities. In addition, the demand for municipal securities is strongly influenced by the value of tax-exempt income to investors and lower income tax rates could reduce the advantage of owning municipal securities, which may also adversely affect the value and liquidity of municipal securities.

Non-Diversification Risk (Eaton Vance New York Municipal Income ETF)

Eaton Vance New York Municipal Income ETF is non-diversified, which means that the Fund may invest a greater percentage of its assets in a smaller number of issuers than diversified funds. A fund that is classified as non-diversified may be more susceptible to an adverse event affecting a single issuer or portfolio investment than a diversified portfolio and a decline in the value of issuer’s securities or that portfolio that investment may cause the Fund’s overall value to decline to a greater degree than a diversified portfolio.

Portfolio Turnover

Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (e.g., over 100% per year) will cause the Fund to incur additional transaction costs and may result in taxable gains being passed through to shareholders. The Fund may engage in frequent trading of securities to achieve its investment objective.

Promissory Notes (Eaton Vance Short Duration Municipal Income ETF)

Promissory notes are generally debt obligations of the issuing entity and are subject to the risks of investing in the banking industry.

Principal Only Investments (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF)

Principal only investments entitle the Fund to receive the stated value of such investment when held to maturity. The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than municipal obligations that pay interest currently. The Fund is required to distribute to shareholders income imputed to any principal only investments even though such income may not be received by the Fund as distributable cash. Such distributions could reduce the Fund’s reserve position and require it to sell securities and incur a gain or loss at a time it may not otherwise want to in order to provide the cash necessary for these distributions.

Regulatory and Legal Risk (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF)

U.S. and non-U.S. governmental agencies and other regulators regularly implement additional (or amended) regulations and legislators pass new laws (or amend existing laws) that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

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Repurchase Agreements (Eaton Vance Short Duration Municipal Income ETF)

Repurchase agreements are fixed-income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution (such as a bank or a broker-dealer), coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future (or on demand, if applicable). The underlying securities which serve as collateral for the repurchase agreements entered into by the Fund may include U.S. government securities, municipal securities, corporate debt obligations, and common and preferred stock and may be of below investment grade quality. These securities are marked-to-market daily in order to maintain full collateralization (typically purchase price plus accrued interest). The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of them. The risk of such loss may be greater when utilizing collateral other than U.S. government securities. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. Additionally, if the proceeds from the liquidation of such collateral after an insolvency were less than the repurchase price, the Fund could suffer a loss. Fund procedures are followed that are designed to minimize such risks.

Residual Interest Bonds (Eaton Vance Short Duration Municipal Income ETF)

The Fund  may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond. The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase. The value and market for residual interest bonds are volatile and such bonds may have limited liquidity. As required by applicable accounting standards, the Fund records interest expense as a liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.

Residual Interest Bonds (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF)

The Fund may invest in residual interest bonds in a trust that holds municipal securities (a “Tender Option Bond trust” or “TOB trust”). The interest rate payable on a residual interest bond (which may be reset periodically by a Dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index) bears an inverse relationship to the interest rate on another security issued by the TOB trust. Because changes in the interest rate on the other security inversely affect the interest paid on the residual interest bond, the value and income of a residual interest bond is generally more volatile than that of a fixed rate bond. Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market price for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the holder of the residual interest bond to partially or totally collapse or reconstitute the TOB trust by causing the holders of the other securities issued by the TOB trust to tender their securities back to the TOB trust, which may provide a partial hedge against rising rates if exercised at an opportune time. While residual interest bonds expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings.

Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement relating to a residual interest bond held by the Fund. Such agreements commit the Fund to reimburse the difference between the liquidation value of the underlying security (which is the basis of the residual interest bond) and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond upon the termination of the TOB trust issuing the residual interest bond. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss. The Fund’s investments in residual interest bonds and similar securities described in the Prospectus and this SAI will not be considered borrowing for purposes of the Fund’s restrictions on borrowing described herein and in the Prospectus.

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On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs as such programs were commonly structured prior to the effective date of the Volcker Rule and (ii) continuing relationships with or services for existing residual interest bond programs. In response to the Volcker Rule, industry participants developed alternative structures for residual interest bond programs in which service providers may be engaged to assist with establishing, structuring and sponsoring the programs. The service providers, such as administrators, liquidity providers, trustees and remarketing agents act at the direction of, and as agent of, the Fund holding the residual interests. In addition, the Fund, rather than a bank entity, may act as the sponsor of the TOB trust and undertake certain responsibilities that previously belonged to the sponsor bank. Although the Fund may use third-party service providers to complete some of these additional responsibilities, sponsoring a TOB trust may give rise to certain additional risks, including compliance, securities law and operational risks.

Restricted Securities

The Fund’s investments may include restricted securities, which are generally subject to resale or transfer restrictions or prohibitions as a matter of contract and/or under applicable U.S. federal securities laws, including Rule 144A under the Securities Act of 1933, as amended. Restricted securities may not be listed on an exchange and may have no active trading market. Because there may be relatively few potential or interested purchasers for privately placed or restricted securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may be unable to dispose of such securities promptly or may be able to sell privately placed securities only at disadvantageous times or prices.

There is no assurance that a liquid market will exist for restricted securities and these securities could have the effect of increasing the level of Fund illiquidity. In addition, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, including readily available market quotations, may also adversely affect the ability to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities. Additionally, the Fund may be unable to sell a privately placed or restricted security if the Adviser or its affiliates receive material non-public information about the security’s issuer. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all. There is typically less information available about issuers of private placements and restricted securities and there is no assurance that the information obtained by the Adviser is reliable. In addition, private placements and restricted securities may involve a high degree of business and financial risk, which may result in substantial losses to the Fund.

Revenue Bonds

Revenue bonds are municipal obligations that are secured by the revenue from a specific project. To the extent that such revenues do not materialize, the revenue bonds may not be repaid. If the Fund invests in revenue bonds that are issued by municipal issuers in the same economic sector, the Fund would be particularly susceptible to developments adversely affecting that sector. Revenue bonds historically have been subject to a greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. For example, investments in revenue bonds backed by receipts from hospitals are sensitive to hospital bond ratings, which are often based on feasibility studies that contain projections of expenses, revenues and occupancy levels. Additional factors which could affect a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, reputational issues, competition, availability and expenses of malpractice insurance, Medicaid and Medicare funding and possible federal legislation regulating hospital charges.

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Securities Lending

The Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. During the existence of a loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the securities loaned, or all or a portion of the interest on investment of the collateral, if any. The Fund may pay lending fees to such borrowers. Loans will only be made to firms that have been approved by the Adviser, and the Adviser or the securities lending agent will periodically monitor the financial condition of such firms while such loans are outstanding. Securities loans will only be made when the Adviser believes that the expected returns, net of expenses, justify the attendant risks. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The Fund may engage in securities lending to seek to generate income. Upon return of the loaned securities, the Fund would be required to return the related collateral to the borrower and may be required to liquidate portfolio securities in order to do so. The Fund may lend up to one-third of the value of its total assets or such other amount as may be permitted by law.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. To the extent that the portfolio securities acquired with such collateral have decreased in value, it may result in the Fund realizing a loss at a time when it would not otherwise do so. As such, securities lending may introduce leverage into the Fund. The Fund also may incur losses if the returns on securities that it acquires with cash collateral are less than the applicable rebate rates paid to borrowers and related administrative costs.

State and Municipal Project-Specific Risk

The Fund  may invest in municipal securities that are related in such a way that an economic, business, or political development or change affecting one such security would likewise affect the other municipal securities. For example, the Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more states, territories and economic sectors (such as housing, hospitals, healthcare facilities or utilities). Because the Fund may invest a significant portion of its assets in obligations issued in one or more states and/or  U.S. territories and in certain types of municipal or other obligations and/or in certain sectors, the value of Fund shares may be affected by events that adversely affect that state, U.S. territory, sector or type of obligation and may fluctuate more than that of a fund that invests more broadly. These developments or changes may include, among other things, legislative developments involving the financing of projects, judicial decisions regarding the validity of the projects or the means of financing such projects, shortages or price increases of materials needed for the project or declining needs for the projects as well as other developments that may adversely affect municipalities and other issuers of municipal securities located within the same state, such as natural disasters, health emergencies, and adverse economic, political or social environments. General obligation bonds issued by municipalities can be adversely affected by, among other things, economic downturns and other developments that result in a decline in tax revenues. Revenue bonds can be adversely affected by, among other things, the negative economic performance or viability of the facility or revenue source.

Taxability Risk

Changes in tax laws or adverse determinations by the Internal Revenue Service (“IRS”) may make the income from some municipal obligations taxable and adversely affect the value of such obligations.

Tax-Exempt Variable Rate Demand Notes (Eaton Vance Short Duration Municipal Income ETF)

Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive

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scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.

Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. If these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to demand payment will be dependent on the ability of the issuer to pay principal and interest on demand. In addition, these obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders. There is no assurance that the Fund will be able to reinvest the proceeds of any prepayment at the same interest rate or on the same terms as those of the original instrument.

In the absence of an active secondary market for floating rate and variable rate demand notes, the Fund may find it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults or during periods in which the Fund is not entitled to exercise its demand rights. If a reliable trading market for the floating rate and variable rate instruments held by the Fund does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days, the instruments may be deemed illiquid and therefore subject to the Fund’s limitation on investments in illiquid securities.

Tax-Sensitive Investing Risk

The Fund may hold a security to achieve more favorable tax treatment or sell a security to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated by tax legislation or regulation. The Fund may not be able to minimize taxable distributions to shareholders and a portion of the Fund’s distributions may be taxable.

Temporary Investments

Under adverse or unstable market conditions or abnormal circumstances or when the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may, in the discretion of the Adviser, take temporary positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to such conditions or circumstances. For example, the Fund may invest without limit in cash, cash equivalents or other fixed-income instruments, derivatives, repurchase agreements or securities of other investment companies, including money market funds, for temporary purposes. In addition, when the Adviser believes that conditions warrant, including when suitable municipal obligations are unavailable, the Fund may invest without limit in securities subject to regular federal income tax or in securities that pay interest income subject to the federal “alternative minimum tax.” Under such circumstances, a higher portion of the Fund’s distributions will likely be subject to regular federal income tax and/or the federal alternative minimum tax.  If the Adviser incorrectly predicts the effects of these changes or during periods of temporary defensive or other temporary positions, such temporary investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Tender Option Bonds (Eaton Vance Short Duration Municipal Income ETF)

A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third-party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. An institution will normally not be obligated to accept tendered bonds in the event of certain defaults or significant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and average

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portfolio maturity. There is a risk that the Fund will not be considered the owner of a tender option bond for regular federal income tax purposes, and thus will not be entitled to treat such interest as exempt from regular federal income tax. Certain tender option bonds may be illiquid or may become illiquid as a result of a credit rating downgrade, a payment default or a disqualification from tax-exempt status.

The residual interest certificates may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances, the residual interest certificates holder bears substantially all of the underlying fixed-rate municipal bond’s downside investment risk and also benefits from any appreciation in the value of the underlying fixed-rate municipal bond. Investments in a residual interest certificate typically will involve greater risk than investments in fixed-rate municipal bonds.

The residual interest certificates held by the Fund provide the Fund with the right to: (1) cause the holders of the floating rate certificates to tender their notes at par, and (2) cause the sale of the fixed-rate municipal bond held by the tender option bond trust, thereby collapsing the tender option bond trust. Tender option bond trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of floating rate certificates that cannot be remarketed. The holders of the floating rate certificates have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered floating rate certificates are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the floating rate certificates cannot be remarketed, the floating rate certificates are purchased by the tender option bond trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the fixed-rate municipal bond.

The tender option bond trust may also be collapsed without the consent of the Fund, as the residual interest certificate holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the tender option bond trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in the credit quality of the municipal bond, or a judgment or ruling that interest on the fixed-rate municipal bond is subject to federal income taxation. Upon the occurrence of a termination event, the tender option bond trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the floating rate certificates up to par plus accrued interest owed on the floating rate certificates and a portion of gain share, if any, with the balance paid out to the residual interest certificate holder. In the case of a mandatory termination event, after the payment of fees, the floating rate certificates holders would be paid before the residual interest certificates holders (i.e., the Fund). In contrast, in the case of a TOTE, after payment of fees, the floating rate certificates holders and the residual interest certificates holders would be paid pro rata in proportion to the respective face values of their certificates.

Trading Risk

Shares are listed for trading on the applicable Exchange and are bought and sold in the secondary market at market prices. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. During such periods, you may incur significant losses if you sell your shares.

Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

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Trading in shares on the applicable Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange , make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to an Exchange’s “circuit breaker” rules. If a trading halt or unanticipated closing of the exchange occurs, a shareholder may be unable to purchase or sell shares. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Transportation Sector Risk (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF)

To the extent the Fund invests a substantial portion of its assets in the transportation sector, factors that have an adverse impact on this sector may have a disproportionate impact on the Fund’s performance. The transportation sector can be affected by local and global economic conditions such as the price and availability of fuel, oil, and gas; government regulation; labor relations; operating and equipment costs; disruptive weather and environmental effects; mass casualty accidents; technological developments and disruptions; insurance costs; industry competition; and acts of war or terrorism that damage transportation systems. As a result, the value of the Fund’s shares may fluctuate more than that of a fund that does not invest significantly in issuers in the transportation sector.

U.S. Government Securities (Eaton Vance California Municipal Opportunities ETF, Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance New York Municipal Income ETF, and Eaton Vance Short Duration Municipal Opportunities ETF)

Different types of U.S. government securities are subject to different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association or Federal Home Loan Mortgage Corporation, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities are also subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates. The U.S. government securities in which the Fund may invest may pay fixed, floating, variable or adjustable interest rates. For more information about interest rate risks associated with the Fund’s investments in U.S. government securities, see “Credit and Interest Rate Risk”.

The U.S. government securities that the Fund may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government and may differ in their interest rates, maturities and times of issuance. In addition, the Fund may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration. Securities issued by the U.S. Treasury and agencies and instrumentalities of the U.S. government generally provide a lower current return than obligations of other issuers. The Fund may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks. Further, the Fund may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. With respect to U.S. government securities not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law, and therefore these U.S. government securities involve greater credit risk than U.S. government securities backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the

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U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The interest from U.S. government securities generally is not subject to state and local taxation. In addition, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on U.S. government securities and may cause the credit rating of the U.S. government to be downgraded. Any uncertainty regarding the ability of the United States to repay its debt obligations, and any default by the U.S. government, would have a negative impact on the Fund’s investments in U.S. government securities. U.S. government securities generally have a lower return than other obligations.

When-Issued Securities, TBAs, Delayed Delivery Securities and Forward Commitments

The Fund may purchase or sell securities that it is entitled to receive on a when-issued basis. The Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment (including on a TBA (to be announced) basis). These transactions involve the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction.  Such transactions entered into by the Fund will be counted towards the Fund’s exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. For example, the Fund may invest in  TBAs, which settle on a delayed delivery basis. In a TBA transaction, the seller agrees to deliver the MBS for an agreed upon price on an agreed upon future date, but makes no guarantee as to which or how many securities are to be delivered. Accordingly, the Fund’s investments in TBAs are subject to risks such as failure of the counterparty to perform its obligation to deliver the security, the characteristics of a security delivered to the Fund may be less favorable than expected and the security the Fund buys will lose value prior to its delivery. Investments in TBAs may give rise to a form of leverage. Leverage may cause the  Fund to be more volatile than if the Fund had not been leveraged and may increase the impact that gains (losses) have on the Fund. Further, TBAs may increase the Fund’s portfolio turnover rate. FINRA rules include mandatory margin requirements that will require the Fund to post collateral in connection with its TBA transactions, which could increase the cost of TBA transactions to the Fund and impose added operational complexity.

The  Fund’s purchase of other securities on a when-issued, delayed delivery or through a forward commitment basis are subject to similar risks, including counterparty risk and that the value of securities in these transactions on the delivery date may be less than the price paid by the Fund to purchase the securities. In addition, there can be no assurance that a security purchased on a when-issued basis will be issued. When the  Fund has sold a security on a  when-issued, delayed delivery, or forward commitment basis, the Fund does not benefit if the value of the security appreciates above the sale price during the commitment period and the Fund is subject to failure of the counterparty to pay for the securities.

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APPENDIX C

ADDITIONAL INFORMATION REGARDING THE ACQUIRING FUNDS

References to “Fund” in this Appendix C refer to each Acquiring Fund.

Purchase and Sale of Fund Shares

Individual shares of the Fund may only be purchased and sold in secondary market transactions through a broker or dealer at market price. Because shares trade at market prices, rather than NAV, shares of the Fund may trade at a price greater than NAV (i.e., a premium) or less than NAV (i.e., a discount).

You may incur costs attributable to the difference between the highest price a buyer is willing to pay for shares (bid) and the lowest price a seller is willing to accept for shares (ask) (the “bid-ask spread”) when buying or selling shares in the secondary market.

Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Fund’s website at www.eatonvance.com.

Tax Information

The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax. The Fund’s distributions from other portfolio securities may be subject to federal, state and/or local income taxes. Income derived from some municipal securities is subject to the federal alternative minimum tax. If the Fund makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or financial intermediary (such as a bank), the Adviser and/or Foreside Fund Services, LLC  (the “Distributor”) may pay the financial intermediary for the sale of Fund shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Distribution of Fund Shares

The Distributor is the exclusive distributor of Creation Units of the Fund. The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the investment policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor’s principal address is 3 Canal Plaza Suite 100, Portland, ME 04101.

The Board of Trustees of the Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No Rule 12b-1 fees are currently paid by the Fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of FINRA. The net income attributable to shares will be reduced by the amount of distribution fees and service fees and other expenses of the Fund.

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About Net Asset Value

The Fund’s NAV per share is determined by dividing the total of the value of the Fund’s investments and other assets, less any liabilities attributable to the Fund, by the total number of outstanding shares of the Fund. In making this calculation, the Fund generally values its portfolio securities and other assets at market price.

When no market quotations are readily available for a security or other asset, including as a result of the occurrence of a significant event or circumstances under which the Adviser determines that a market quotation is not accurate, fair value for the security or other asset will be determined in good faith using methods approved by the Board of Trustees. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. In addition, the securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Fund’s shares are listed. Accordingly, during the time when the Fund’s listing exchange is open but after the applicable market closes, bid-ask spreads may widen and Fund shares may trade at a premium or discount to NAV. To the extent the Fund invests in open-end management companies (other than ETFs) that are registered under the 1940 Act, the Fund’s NAV is calculated based in relevant part upon the NAV of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security or other asset is materially different than the value that could be realized upon the sale of that security or other asset. With respect to securities that are primarily listed on foreign exchanges, the values of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your shares. The NAV of the Fund is based on the value of the Fund’s portfolio securities or other assets.

The Fund relies on various sources to calculate its NAV. The ability of the Fund’s provider of administrative services to calculate the NAV per share of the Fund is subject to operational risks associated with processing or human errors, systems or technology failures, cyber attacks and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures. In addition, if the third party service providers and/or data sources upon which the Fund directly or indirectly relies to calculate its NAV or price individual securities are unavailable or otherwise unable to calculate the NAV correctly, it may be necessary for alternative procedures to be utilized to price the securities at the time of determining the Fund’s NAV.

The Fund’s NAV per share is subject to various investment and other risks. Please refer to the “Additional Information About Fund Investment Strategies and Related Risks” and “Investment Strategies and Techniques” sections of the Fund’s Prospectus and SAI, respectively, for more information regarding risks associated with an investment in the Fund.

Book Entry

The Depository Trust Company (“DTC”) serves as securities depository for the shares. The shares may be held only in book-entry form; stock certificates will not be issued. DTC, or its nominee, is the record or registered owner of all outstanding shares. Beneficial ownership of shares will be shown on the records of DTC or its participants (described below). Beneficial owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, to exercise any rights of a holder of shares, each beneficial owner must rely on the procedures of: (i) DTC; (ii) “DTC Participants,” i.e., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC; and (iii) “Indirect Participants,” i.e., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly, through which such beneficial owner holds its interests. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all shares for all purposes.

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Buying and Selling Shares

Shares of the Fund may be acquired or redeemed directly from the Fund at NAV only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of the Prospectus. Only an Authorized Participant (as defined in the Creations and Redemptions section below) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

Shares of the Fund are listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day at market price like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that the Fund shares listing will continue or remain unchanged. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange. Buying or selling the Fund’s shares involves certain costs that apply to all securities transactions. When buying or selling shares of the Fund through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. In addition, you may also incur the cost of the spread (the difference between the bid price and the ask price). The commission is frequently a fixed amount and may be a significant cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of the Fund based on its trading volume and market liquidity, and is generally less if the Fund has more trading volume and market liquidity and more if the Fund has less trading volume and market liquidity.

The Existing Acquiring Fund’s primary listing exchange is NYSE Arca. The New Acquiring Fund’s primary listing exchange will be Nasdaq. Each Exchange is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A “business day” with respect to the Fund is each day the New York Stock Exchange, the applicable Exchange and the Trust are open and includes any day that the Fund is required to be open under Section 22(e) of the 1940 Act. Orders from authorized participants to create or redeem Creation Units will only be accepted on a business day. On days when the Exchange closes earlier than normal, the Fund may require orders to create or redeem Creation Units to be placed earlier in the day. See the SAI for more information.

The Trust’s Board of Trustees has not adopted a policy of monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of the Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”). The Trust believes this is appropriate because ETFs, such as the Fund, are intended to be attractive to arbitrageurs, as trading activity is critical to ensuring that the market price of Fund shares remains at or close to NAV. Since each Fund issues and redeems Creation Units at NAV plus applicable transaction fees, and the Fund’s shares may be purchased and sold on the applicable Exchange at prevailing market prices, the risks of frequent trading are limited. Section 12(d)(1) of the 1940 Act generally restricts investments by investment companies, including foreign and unregistered investment companies, in the securities of other investment companies. For example, a registered investment company (the “Acquired Fund”), such as the Fund, may not knowingly sell or otherwise dispose of any security issued by the Acquired Fund to any investment company (the “Acquiring Fund”) or any company or companies controlled by the Acquiring Fund if, immediately after such sale or disposition: (i) more than 3% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and any company or companies controlled by the Acquiring Fund, or (ii) more than 10% of the total outstanding voting stock of the Acquired Fund is owned by the Acquiring Fund and other investment companies and companies controlled by them. However, registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules. In order for a registered investment company to invest in shares of the Fund beyond the limitations of Section 12(d)(1) in reliance on Rule 12d1-4 under the 1940 Act, the registered investment company must, among other things, enter into an agreement with the Trust. Foreign investment companies are permitted to invest in the Fund only up to the limits set forth in Section 12(d)(1), subject to any applicable SEC Staff no-action relief.

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The Fund and the Distributor will have the sole right to accept orders to purchase shares and reserve the right to reject any purchase order in whole or in part.

Creations and Redemptions

Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units or multiples thereof. Each “creator” or authorized participant (an “Authorized Participant”) enters into an authorized participant agreement with the Fund’s Distributor. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by JPMorgan Chase Bank N.A., as the Trust’s transfer agent, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.

Only an Authorized Participant may create or redeem Creation Units directly with the Fund.

In the event of a system failure or other interruption, including disruptions at market makers or authorized participants, orders to purchase or redeem Creation Units either may not be executed according to the Fund’s instructions or may not be executed at all, or the Fund may not be able to place or change orders.

To the extent the Fund engages in in-kind transactions, the Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

The in-kind arrangements are intended to protect ongoing shareholders from adverse effects on the Fund’s portfolio that could arise from frequent cash creation and redemption transactions and generally will not lead to a tax event for the Fund or its ongoing shareholders.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC Participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) and the applicable transaction fees is included in the Fund’s SAI.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Trust’s SAI.

Inactive Accounts and Risk of Escheatment

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In accordance with state “unclaimed property” laws, your Fund shares may legally be considered abandoned and required to be transferred to the relevant state (also known as “escheatment”) under various circumstances. These circumstances, which vary by state, can include inactivity (e.g., no owner-initiated contact for a certain period), returned mail (e.g., when mail sent to a shareholder is returned by the post office as undeliverable), uncashed checks or a combination of these. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund or your Financial Intermediary. Since states’ statutory requirements regarding inactivity differ, it is important to regularly contact your Financial Intermediary or the Fund’s transfer agent. The process described above, and the application of state escheatment laws, may vary by state and/or depending on how shareholders hold their shares in the Fund. Escheatment with respect to a retirement account is subject to a 10% federal withholding on the account.

It is your responsibility to ensure that you maintain a valid mailing address for your account, keep your account active by contacting your Financial Intermediary or the Fund’s transfer agent (e.g., by mail or telephone), and promptly cash all checks for dividends, capital gains and redemptions. Neither the Fund nor the Adviser will be liable to shareholders or their representatives for good faith compliance with escheatment laws.

For more information, please contact us at 800-836-2414.

Dividends and Distributions

General Policies

Dividends from net investment income, if any, generally are declared and paid monthly by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains. Dividends and other distributions on shares of the Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service

No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry dividend reinvestment service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Taxes

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund. Unless your investment in the Fund is through a tax deferred retirement account, such as a 401(k) plan or IRA, you need to be aware of the possible tax consequences when the Fund makes distributions and when you sell shares.

Your income dividend distributions are normally exempt from federal income tax-to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes. Income derived from some municipal securities is subject to the federal alternative minimum tax. Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some individual taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income. However, the alternative minimum tax consequences discussed in

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this paragraph do not apply with respect to interest paid on bonds issued after December 31, 2008 and before January 1, 2011 (including refunding bonds issued during that period to refund bonds originally issued after December 31, 2003 and before January 1, 2009).

The Fund may derive gains in part from municipal obligations that the Fund purchased below their principal or face values. All or a portion of these gains may be taxable to you as ordinary income rather than capital gains. If the Fund makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. Any short-term capital gain distributions are taxable to you as ordinary income. Any long term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund. The Fund does not anticipate that it will make any distributions eligible for the reduced rate of taxation applicable to qualified dividend income or for a dividends-received deduction.

Depending on your state’s rules, dividends attributable to interest earned by a Fund on direct obligations of the U.S. Government may be exempt from state and local taxes.

Shareholders could periodically receive distributions which constitute a return of capital for tax purposes. A return of capital is not taxable, but it reduces the shareholder’s basis in their Fund shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

If you borrow money to purchase shares of the Fund, the interest on the borrowed money is generally not deductible for income tax purposes.

If you buy shares of the Fund before a distribution, you may be subject to tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares).

Investment income received by the Fund from sources within foreign countries may be subject to foreign income, withholding, and other taxes. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

You will be sent a statement IRS Form 1099-DIV) by February of each year showing the taxable distributions paid to you in the previous year. The statement provides information on your dividends and any capital gains for tax purposes.

Taxation of Sales. Your sale of Fund shares normally is subject to federal and state income tax and may result in a taxable gain or loss to you. A sale also may be subject to local income tax. When you sell your shares, you will generally recognize a capital gain or loss in an amount equal to the difference between your adjusted tax basis in the shares and the amount received. Generally, this capital gain or loss is long-term or short-term depending on whether your holding period exceeds one year, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends that were received on the shares. Further, any loss realized on the sale of shares held for six months or less may be disallowed to the extent of any distributions treated as exempt-interest dividends with respect to the shares. Additionally, any loss realized on a sale of shares of the Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, such as pursuant to a dividend reinvestment in Fund shares. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Creations and Redemptions. A person who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the amount of any cash paid for such Creation Units. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received. The IRS, however, may assert that a loss realized upon an exchange of primarily securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units or

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redeeming Creation Units should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction.

Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Fund shares (or securities surrendered) have been held for more than one year and as a short-term capital gain or loss if the Fund shares (or securities surrendered) have been held for one year or less.

Other Information. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or” adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

You may be subject to backup withholding at a rate of 24% with respect to taxable distributions if you do not provide your correct taxpayer identification number, or certify that it is correct, or if you have been notified by the IRS that you are subject to backup withholding.

Shareholders who are not citizens or residents of the United States and certain foreign entities will generally be subject to withholding of U.S. tax of 30% on distributions made by the Fund of investment income (other than exempt interest dividends) and short-term capital gains.

Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount), and that are reported by the Fund as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. However, depending on the circumstances, the Funds may report all, some or none of the Fund’s potentially eligible dividends as exempt.

Withholding of U.S. tax is required (at a 30% rate) on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

Reporting to you and the IRS is required annually on Form 1099-B with respect to not only the gross proceeds of Fund shares you sell or redeem but also their cost basis. Shareholders should contact their intermediaries with respect to reporting of cost basis and available elections with respect to their accounts. You should carefully review the cost basis information provided by the applicable intermediary and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal income tax returns.

Because each investor’s tax circumstances are unique and the tax laws may change, you should consult your tax advisor about your investment.

Potential Conflicts of Interest

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of the Fund. These activities could cause Morgan Stanley to have an interest that is different from, and potentially adverse to, that of the Fund, which may impede the Fund from participating in certain opportunities. Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and

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businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the Adviser or one of its investment adviser affiliates, the “Affiliated Investment Accounts”) with a wide variety of investment objectives that in some instances may overlap or conflict with the Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the Adviser and/or the Adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with the Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be.

The conflicts summarized herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the Adviser or its affiliates may have now or in the future. For more information about conflicts of interest, see the section entitled “Potential Conflicts of Interest” in the SAI. Conflicts of interest not described below or in the SAI may also exist. References to the Adviser in this section include the Fund’s affiliated sub-adviser (if any) unless otherwise noted.

Material Nonpublic and Other Information. It is expected that confidential or material nonpublic information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity, including for an extended period of time. This inability to buy or sell an investment could have an adverse effect on the Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted. Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, the Adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley and, in such instances, will not manage the Fund with the benefit of the information held by such other areas. In other instances, Morgan Stanley personnel, including personnel of the Adviser, will have access to information and personnel of its affiliates. In managing conflicts of interest that arise because of the foregoing, the Adviser generally will be subject to fiduciary requirements. The Adviser also may implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the Adviser will also apply internally within the Adviser. Information sharing may limit or restrict the ability of the Adviser to engage in or otherwise effect transactions on behalf of the Fund (including purchasing or selling securities that the Adviser may otherwise have purchased or sold for the Fund in the absence of the sharing of information). The Adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of the Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the Adviser and one or more of the Adviser’s investment adviser affiliates. The Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among the Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts. To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the Adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the Adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the Adviser.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser, Distributor and/or their affiliates may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and the Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. The prospect of receiving, or the receipt of, additional compensation, as described above,

165

by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation. In addition, in certain circumstances, the Adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for the Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from, and potentially adverse to, that of the Fund.

Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with the Fund and with respect to investments that the Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by the Fund. Morgan Stanley may give advice and provide recommendations to persons competing with the Fund and/or any of the Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments. Morgan Stanley’s activities on behalf of its clients (such as engagements as an underwriter or placement agent) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund.

Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the transaction. Under these circumstances, the Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to a merger or an acquisition.

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APPENDIX D

FINANCIAL HIGHLIGHTS

The financial highlights tables that follow are intended to help you understand the financial performance of the applicable share classes of each Acquired Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Acquired Fund (assuming reinvestment of all dividends and distributions).

The ratio of expenses to average net assets listed in the tables below for each class of shares of the Acquired Fund are based on the average net assets of the Fund for each of the periods listed in the tables. To the extent that the Acquired Fund’s average net assets decrease over the Fund’s next fiscal year, such expense ratios can be expected to increase, potentially significantly, because certain fixed costs will be spread over a smaller amount of assets.

With respect to the Acquired Funds, the information below (other than for the six-month periods ended March 31, 2026 for Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund and Eaton Vance New York Municipal Income Fund and July 31, 2026 for Eaton Vance High Yield Municipal Income Fund) has been derived from the financial statements audited by Deloitte, the Acquired Funds’ independent registered public accounting firm. Deloitte’s report, along with the Acquired Fund’s financial statements, are incorporated by reference into the Acquired Fund’s SAI. The information for the six-month periods ended March 31, 2026 for Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund and Eaton Vance New York Municipal Income Fund and July 31, 2026 for Eaton Vance High Yield Municipal Income Fund is derived from unaudited financial statements. The unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary for a fair statement of the results for the interim period presented. In addition, all such adjustments are of a normal recurring nature. The Acquired Fund’s financial statements and additional information included in the Acquired Fund’s report filed on Form N-CSR and SAI are available at no cost from the Acquired Fund at the toll-free number noted on the back cover to the Acquired Fund’s prospectus.

As of the date of this combined Proxy Statement and Prospectus, the New Acquiring Funds have not commenced operations. Therefore, the New Acquiring Funds do not have financial highlight information. For Eaton Vance Short Duration Municipal Income ETF, the information below (other than for the six-month period ended March 31, 2026) has been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Ernst & Young LLP’s report, along with the Fund’s financial statements, are incorporated by reference into the SAI. The information for the six-month periods ended March 31, 2026 for Eaton Vance Short Duration Municipal Income ETF is derived from unaudited financial statements. The unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary for a fair statement of the results for the interim period presented. In addition, all such adjustments are of a normal recurring nature. Eaton Vance Short Duration Municipal Income ETF’s financial statements and additional information included in the Fund’s report filed on Form N-CSR and SAI are available at no cost from the Fund at the toll-free number noted on the back cover to the Fund’s prospectus.

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Acquired Fund Financial Highlights

Eaton Vance National Municipal Income Fund

	Class A
	Six Months Ended		Year Ended September 30,
	March 31, 2026 (Unaudited)		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.04		$9.42	$8.75	$8.78	$10.31	$10.24
Income (Loss) From Operations
Net investment income(1)	$0.17		$0.34	$0.35	$0.34	$0.23	$0.23
Net realized and unrealized gain (loss)	(0.02)		(0.38)	0.67	(0.04)	(1.51)	0.08
Total income (loss) from operations	$0.15		$(0.04)	$1.02	$0.30	$(1.28)	$0.31
Less Distributions
From net investment income	$(0.17)		$(0.34)	$(0.35)	$(0.33)	$(0.25)	$(0.24)
Total distributions	$(0.17)		$(0.34)	$(0.35)	$(0.33)	$(0.25)	$(0.24)
Net asset value — End of period	$9.02		$9.04	$9.42	$8.75	$8.78	$10.31
Total Return(2)	1.66	%(3)	(0.34)%	11.82%	3.38%	(12.62)%	2.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,007,078		$1,031,070	$1,198,847	$1,126,345	$1,179,909	$1,558,418
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.64	%(5)	0.64%	0.66%	0.67%	0.64%	0.61%
Interest and fee expense(6)	0.04	%(5)	0.05%	0.05%	0.08%	0.03%	0.02%
Total expenses	0.68	%(5)	0.69%	0.71%	0.75%	0.67%	0.63%
Net expenses	0.68	%(5)	0.69%	0.71%	0.75%	0.67%	0.63%
Net investment income	3.77	%(5)	3.73%	3.80%	3.73%	2.30%	2.15%
Portfolio Turnover	32	%(3)	109%	82%	86%	151%	56%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.
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Eaton Vance National Municipal Income Fund

	Class C
	Six Months Ended		Year Ended September 30,
	March 31, 2026 (Unaudited)		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.04		$9.42	$8.75	$8.78	$10.31	$10.24
Income (Loss) From Operations
Net investment income(1)	$0.14		$0.27	$0.28	$0.28	$0.14	$0.15
Net realized and unrealized gain (loss)	(0.02)		(0.38)	0.67	(0.04)	(1.50)	0.08
Total income (loss) from operations	$0.12		$(0.11)	$0.95	$0.24	$(1.36)	$0.23
Less Distributions
From net investment income	$(0.14)		$(0.27)	$(0.28)	$(0.27)	$(0.17)	$(0.16)
Total distributions	$(0.14)		$(0.27)	$(0.28)	$(0.27)	$(0.17)	$(0.16)
Net asset value — End of period	$9.02		$9.04	$9.42	$8.75	$8.78	$10.31
Total Return(2)	1.28	%(3)	(1.09)%	10.99%	2.60%	(13.28)%	2.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,779		$32,247	$42,141	$45,670	$55,558	$94,851
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.39	%(5)	1.39%	1.41%	1.42%	1.39%	1.36%
Interest and fee expense(6)	0.04	%(5)	0.05%	0.05%	0.08%	0.03%	0.02%
Total expenses	1.43	%(5)	1.44%	1.46%	1.50%	1.42%	1.38%
Net expenses	1.43	%(5)	1.44%	1.46%	1.50%	1.42%	1.38%
Net investment income	3.02	%(5)	2.98%	3.05%	2.98%	1.52%	1.41%
Portfolio Turnover	32	%(3)	109%	82%	86%	151%	56%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.
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Eaton Vance National Municipal Income Fund

	Class I
	Six Months Ended		Year Ended September 30,
	March 31, 2026 (Unaudited)		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$9.04		$9.42	$8.75	$8.78	$10.31	$10.24
Income (Loss) From Operations
Net investment income(1)	$0.18		$0.36	$0.37	$0.37	$0.25	$0.25
Net realized and unrealized gain (loss)	(0.02)		(0.38)	0.67	(0.04)	(1.51)	0.08
Total income (loss) from operations	$0.16		$(0.02)	$1.04	$0.33	$(1.26)	$0.33
Less Distributions
From net investment income	$(0.18)		$(0.36)	$(0.37)	$(0.36)	$(0.27)	$(0.26)
Total distributions	$(0.18)		$(0.36)	$(0.37)	$(0.36)	$(0.27)	$(0.26)
Net asset value — End of period	$9.02		$9.04	$9.42	$8.75	$8.78	$10.31
Total Return(2)	1.79	%(3)	(0.10)%	12.10%	3.64%	(12.40)%	3.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,026,626		$3,069,792	$3,377,209	$2,511,115	$1,891,224	$2,347,177
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.39	%(5)	0.39%	0.41%	0.42%	0.39%	0.36%
Interest and fee expense(6)	0.04	%(5)	0.05%	0.05%	0.08%	0.03%	0.02%
Total expenses	0.43	%(5)	0.44%	0.46%	0.50%	0.42%	0.38%
Net expenses	0.43	%(5)	0.44%	0.46%	0.50%	0.42%	0.38%
Net investment income	4.03	%(5)	3.98%	4.04%	3.98%	2.55%	2.39%
Portfolio Turnover	32	%(3)	109%	82%	86%	151%	56%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.
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Eaton Vance California Municipal Opportunities Fund

	California Opportunities Fund – Class A
	Six Months Ended		Year Ended September 30,
	March 31, 2026 (Unaudited)		2025		2024	2023	2022	2021
Net asset value — Beginning of period	$10.01		$10.31		$9.68	$9.66	$10.99	$10.93
Income (Loss) From Operations
Net investment income(1)	$0.18		$0.34		$0.35	$0.32	$0.17	$0.14
Net realized and unrealized gain (loss)	(0.01)		(0.30)		0.62	0.01 (2)	(1.29)	0.09
Total income (loss) from operations	$0.17		$0.04		$0.97	$0.33	$(1.12)	$0.23
Less Distributions
From net investment income	$(0.18)		$(0.34)		$(0.34)	$(0.31)	$(0.17)	$(0.14)
From net realized gain	—		—		—	—	(0.04)	(0.03)
Total distributions	$(0.18)		$(0.34)		$(0.34)	$(0.31)	$(0.21)	$(0.17)
Net asset value — End of period	$10.00		$10.01		$10.31	$9.68	$9.66	$10.99
Total Return(2)	1.66	%(4)	0.50%		10.16%	3.37%	(10.35)%	2.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$152,006		$155,656		$152,008	$116,041	$117,491	$145,636
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.75	%(6)	0.75%		0.75%	0.75%	0.71%	0.69%
Interest and fee expense	—		0.02	%(7)	—	—	—	—
Total expenses	0.75	%(6)	0.77%		0.75%	0.75%	0.71%	0.69%
Net expenses	0.75	%(6)	0.77%		0.75%	0.75%	0.71%	0.69%
Net investment income	3.48	%(6)	3.45%		3.44%	3.17%	1.59%	1.23%
Portfolio Turnover	40	%(4)	171%		173%	171%	170%	104%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.
171

Eaton Vance California Municipal Opportunities Fund

	California Opportunities Fund – Class C
	Six Months Ended		Year Ended September 30,
	March 31, 2026 (Unaudited)		2025		2024	2023	2022	2021
Net asset value — Beginning of period	$9.25		$9.52		$8.95	$8.93	$10.15	$10.11
Income (Loss) From Operations
Net investment income(1)	$0.13		$0.25		$0.25	$0.22	$0.08	$0.05
Net realized and unrealized gain (loss)	(0.01)		(0.27)		0.56	0.02 (2)	(1.18)	0.07
Total income (loss) from operations	$0.12		$(0.02)		$0.81	$0.24	$(1.10)	$0.12
Less Distributions
From net investment income	$(0.13)		$(0.25)		$(0.24)	$(0.22)	$(0.08)	$(0.05)
From net realized gain	—		—		—	—	(0.04)	(0.03)
Total distributions	$(0.13)		$(0.25)		$(0.24)	$(0.22)	$(0.12)	$(0.08)
Net asset value — End of period	$9.24		$9.25		$9.52	$8.95	$8.93	$10.15
Total Return(2)	1.27	%(4)	(0.18)%		9.20%	2.62%	(10.92)%	1.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,740		$12,653		$14,169	$16,663	$19,575	$30,823
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.50	%(6)	1.50%		1.50%	1.50%	1.46%	1.44%
Interest and fee expense	—		0.02	%(7)	—	—	—	—
Total expenses	1.50	%(6)	1.52%		1.50%	1.50%	1.46%	1.44%
Net expenses	1.50	%(6)	1.52%		1.50%	1.50%	1.46%	1.44%
Net investment income	2.73	%(6)	2.69%		2.70%	2.42%	0.81%	0.48%
Portfolio Turnover	40	%(4)	171%		173%	171%	170%	104%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.
172

Eaton Vance California Municipal Opportunities Fund

	California Opportunities Fund – Class I
	Six Months Ended		Year Ended September 30,
	March 31, 2026 (Unaudited)		2025		2024	2023	2022	2021
Net asset value — Beginning of period	$10.01		$10.31		$9.69	$9.67	$10.99	$10.94
Income (Loss) From Operations
Net investment income(1)	$0.19		$0.37		$0.37	$0.34	$0.19	$0.16
Net realized and unrealized gain (loss)	0.00		(0.30)		0.62	0.02 (2)	(1.28)	0.08
Total income (loss) from operations	$0.19		$0.07		$0.99	$0.36	$(1.09)	$0.24
Less Distributions
From net investment income	$(0.19)		$(0.37)		$(0.37)	$(0.34)	$(0.19)	$(0.16)
From net realized gain	—		—		—	—	(0.04)	(0.03)
Total distributions	$(0.19)		$(0.37)		$(0.37)	$(0.34)	$(0.23)	$(0.19)
Net asset value — End of period	$10.01		$10.01		$10.31	$9.69	$9.67	$10.99
Total Return(2)	1.88	%(4)	0.75%		10.32%	3.63%	(10.03)%	2.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$867,615		$827,665		$776,104	$576,087	$443,039	$572,453
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.50	%(6)	0.50%		0.50%	0.50%	0.46%	0.44%
Interest and fee expense	—		0.02	%(7)	—	—	—	—
Total expenses	0.50	%(6)	0.52%		0.50%	0.50%	0.46%	0.44%
Net expenses	0.50	%(6)	0.52%		0.50%	0.50%	0.46%	0.44%
Net investment income	3.73	%(6)	3.70%		3.69%	3.43%	1.83%	1.47%
Portfolio Turnover	40	%(4)	171%		173%	171%	170%	104%

(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.
173

Eaton Vance New York Municipal Income Fund

	New York Fund – Class A
	Six Months Ended		Year Ended September 30,
	March 31, 2026 (Unaudited)		2025	2024	2023	2022		2021
Net asset value — Beginning of period	$9.14		$9.54	$8.77	$8.79	$10.40		$10.47
Income (Loss) From Operations
Net investment income(1)	$0.18		$0.34	$0.32	$0.28	$0.19		$0.16
Net realized and unrealized gain (loss)	(0.05)		(0.40)	0.77	(0.03)	(1.53)		0.18
Total income (loss) from operations	$0.13		$(0.06)	$1.09	$0.25	$(1.34)		$0.34
Less Distributions
From net investment income	$(0.17)		$(0.34)	$(0.32)	$(0.27)	$(0.19)		$(0.16)
From net realized gain	—		—	—	—	(0.08)		(0.25)
Total distributions	$(0.17)		$(0.34)	$(0.32)	$(0.27)	$(0.27)		$(0.41)
Net asset value — End of period	$9.10		$9.14	$9.54	$8.77	$8.79		$10.40
Total Return(2)	1.38	%(3)	(0.61)%	12.57%	2.77%	(13.09)%		3.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$174,992		$159,740	$178,093	$177,164	$184,700		$250,441
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.74	%(5)	0.73%	0.72%	0.71%	0.68%		0.65%
Interest and fee expense(6)	0.07	%(5)	0.14%	0.17%	0.13%	0.00	%(7)	—
Total expenses	0.81	%(5)	0.87%	0.89%	0.84%	0.68%		0.65%
Net expenses	0.81	%(5)	0.87%	0.89%	0.84%	0.68%		0.65%
Net investment income	3.90	%(5)	3.72%	3.48%	3.00%	1.96%		1.55%
Portfolio Turnover	28	%(3)	70%	67%	54%	59%		63%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.
(7)	Amount is less than 0.005%.
174

Eaton Vance New York Municipal Income Fund

	New York Fund – Class C
	Six Months Ended		Year Ended September 30,
	March 31, 2026 (Unaudited)		2025	2024	2023	2022		2021
Net asset value — Beginning of period	$9.14		$9.55	$8.77	$8.80	$10.40		$10.47
Income (Loss) From Operations
Net investment income(1)	$0.14		$0.27	$0.25	$0.21	$0.12		$0.09
Net realized and unrealized gain (loss)	(0.05)		(0.41)	0.78	(0.04)	(1.52)		0.17
Total income (loss) from operations	$0.09		$(0.14)	$1.03	$0.17	$(1.40)		$0.26
Less Distributions
From net investment income	$(0.13)		$(0.27)	$(0.25)	$(0.20)	$(0.12)		$(0.08)
From net realized gain	—		—	—	—	(0.08)		(0.25)
Total distributions	$(0.13)		$(0.27)	$(0.25)	$(0.20)	$(0.20)		$(0.33)
Net asset value — End of period	$9.10		$9.14	$9.55	$8.77	$8.80		$10.40
Total Return(2)	1.01	%(3)	(1.45)%	11.84%	1.89%	(13.65)%		2.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,054		$5,221	$6,756	$8,975	$12,833		$22,375
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	1.49	%(5)	1.49%	1.48%	1.46%	1.43%		1.40%
Interest and fee expense(6)	0.07	%(5)	0.14%	0.17%	0.13%	0.00	%(7)	—
Total expenses	1.56	%(5)	1.63%	1.65%	1.59%	1.43%		1.40%
Net expenses	1.56	%(5)	1.63%	1.65%	1.59%	1.43%		1.40%
Net investment income	3.15	%(5)	2.97%	2.73%	2.24%	1.19%		0.81%
Portfolio Turnover	28	%(3)	70%	67%	54%	59%		63%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.
(7)	Amount is less than 0.005%.
175

Eaton Vance New York Municipal Income Fund

	New York Fund – Class I
	Six Months Ended		Year Ended September 30,
	March 31, 2026 (Unaudited)		2025	2024	2023	2022		2021
Net asset value — Beginning of period	$9.13		$9.54	$8.77	$8.79	$10.39		$10.47
Income (Loss) From Operations
Net investment income(1)	$0.19		$0.36	$0.34	$0.29	$0.21		$0.18
Net realized and unrealized gain (loss)	(0.04)		(0.42)	0.77	(0.02)	(1.52)		0.17
Total income (loss) from operations	$0.15		$(0.06)	$1.11	$0.27	$(1.31)		$0.35
Less Distributions
From net investment income	$(0.18)		$(0.35)	$(0.34)	$(0.29)	$(0.21)		$(0.18)
From net realized gain	—		—	—	—	(0.08)		(0.25)
Total distributions	$(0.18)		$(0.35)	$(0.34)	$(0.29)	$(0.29)		$(0.43)
Net asset value — End of period	$9.10		$9.13	$9.54	$8.77	$8.79		$10.39
Total Return(2)	1.59	%(3)	(0.52)%	12.79%	2.98%	(12.83)%		3.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$236,341		$176,965	$177,975	$159,079	$146,582		$191,239
Ratios (as a percentage of average daily net assets):(4)
Expenses excluding interest and fees	0.54	%(5)	0.53%	0.52%	0.51%	0.48%		0.45%
Interest and fee expense(6)	0.07	%(5)	0.14%	0.17%	0.13%	0.00	%(7)	—
Total expenses	0.61	%(5)	0.67%	0.69%	0.64%	0.48%		0.45%
Net expenses	0.61	%(5)	0.67%	0.69%	0.64%	0.48%		0.45%
Net investment income	4.10	%(5)	3.93%	3.68%	3.20%	2.16%		1.74%
Portfolio Turnover	28	%(3)	70%	67%	54%	59%		63%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.
(7)	Amount is less than 0.005%.
176

Eaton Vance Municipal Opportunities Fund

	Class A
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$10.97	$11.35	$11.13	$11.39	$12.87
Income (Loss) From Operations
Net investment income(1)	$0.38	$0.37	$0.38	$0.33	$0.21
Net realized and unrealized gain (loss)	0.37	(0.38)	0.20	(0.26)	(1.28)
Total income (loss) from operations	$0.75	$(0.01)	$0.58	$0.07	$(1.07)
Less Distributions
From net investment income	$(0.38)	$(0.37)	$(0.36)	$(0.33)	$(0.22)
From net realized gain	—	—	—	—	(0.19)
Total distributions	$(0.38)	$(0.37)	$(0.36)	$(0.33)	$(0.41)
Net asset value — End of year	$11.34	$10.97	$11.35	$11.13	$11.39
Total Return(2)	6.84%	(0.12)%	5.36%	0.65%	(8.47)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$74,955	$70,905	$60,358	$61,217	$79,594
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.96%	0.97%	0.94%	0.98%	0.93%
Interest and fee expense(4)	—	—	0.01%	0.01%	—
Total expenses	0.96%	0.97%	0.95%	0.99%	0.93%
Net expenses	0.92%	0.92%	0.92%	0.99%	0.93%
Net investment income	3.35%	3.33%	3.38%	2.95%	1.77%
Portfolio Turnover	97%	152%	118%	98%	35%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.
177

Eaton Vance Municipal Opportunities Fund

	Class C
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$10.96	$11.35	$11.13	$11.39	$12.87
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.29	$0.29	$0.24	$0.12
Net realized and unrealized gain (loss)	0.36	(0.39)	0.21	(0.26)	(1.28)
Total income (loss) from operations	$0.66	$(0.10)	$0.50	$(0.02)	$(1.16)
Less Distributions
From net investment income	$(0.29)	$(0.29)	$(0.28)	$(0.24)	$(0.13)
From net realized gain	—	—	—	—	(0.19)
Total distributions	$(0.29)	$(0.29)	$(0.28)	$(0.24)	$(0.32)
Net asset value — End of year	$11.33	$10.96	$11.35	$11.13	$11.39
Total Return(2)	6.05%	(0.95)%	4.57%	(0.11)%	(9.15)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,022	$7,228	$10,908	$15,391	$24,274
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.71%	1.72%	1.69%	1.73%	1.68%
Interest and fee expense(4)	—	—	0.01%	0.01%	—
Total expenses	1.71%	1.72%	1.70%	1.74%	1.68%
Net expenses	1.67%	1.67%	1.67%	1.74%	1.68%
Net investment income	2.60%	2.56%	2.63%	2.20%	1.03%
Portfolio Turnover	97%	152%	118%	98%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.
178

Eaton Vance Municipal Opportunities Fund

	Class I
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$10.98	$11.37	$11.15	$11.41	$12.89
Income (Loss) From Operations
Net investment income(1)	$0.41	$0.40	$0.40	$0.36	$0.24
Net realized and unrealized gain (loss)	0.37	(0.39)	0.21	(0.26)	(1.28)
Total income (loss) from operations	$0.78	$0.01	$0.61	$0.10	$(1.04)
Less Distributions
From net investment income	$(0.41)	$(0.40)	$(0.39)	$(0.36)	$(0.25)
From net realized gain	—	—	—	—	(0.19)
Total distributions	$(0.41)	$(0.40)	$(0.39)	$(0.36)	$(0.44)
Net asset value — End of year	$11.35	$10.98	$11.37	$11.15	$11.41
Total Return(2)	7.10%	0.14%	5.53%	0.90%	(8.22)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$699,919	$631,021	$584,101	$490,175	$645,430
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.71%	0.72%	0.69%	0.73%	0.67%
Interest and fee expense(4)	—	—	0.01%	0.01%	—
Total expenses	0.71%	0.72%	0.70%	0.74%	0.67%
Net expenses	0.67%	0.67%	0.67%	0.74%	0.67%
Net investment income	3.60%	3.58%	3.63%	3.19%	2.01%
Portfolio Turnover	97%	152%	118%	98%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.
179

Eaton Vance National Ultra-Short Municipal Income Fund

	Advisers Class
	Year End March 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.74	$9.73	$9.74	$9.80	$9.84
Income (Loss) From Operations
Net investment income (loss)(1)	$0.26	$0.31	$0.31	$0.20	$0.01
Net realized and unrealized gain (loss)	0.01	0.01	(0.01)	(0.09)	(0.05)
Total income (loss) from operations	$0.27	$0.32	$0.30	$0.11	$(0.04)
Less Distributions
From net investment income	$(0.27)	$(0.31)	$(0.31)	$(0.17)	$(0.00	)(2)
Total distributions	$(0.27)	$(0.31)	$(0.31)	$(0.17)	$(0.00	)(2)
Net asset value — End of year	$9.74	$9.74	$9.73	$9.74	$9.80
Total Return(3)	2.80%	3.36%	3.12%	1.16%	(0.38)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$13,031	$1,163	$1,125	$900	$259
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.58%	0.58%	0.56%	0.56%	0.55%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.51%
Net investment income (loss)	2.63%	3.18%	3.23%	2.11%	0.14%
Portfolio Turnover	112%	119%	159%	128%	47%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
180

Eaton Vance National Ultra-Short Municipal Income Fund

	Class A
	Year End March 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.75	$9.73	$9.74	$9.80	$9.83
Income (Loss) From Operations
Net investment income (loss)(1)	$0.27	$0.31	$0.31	$0.17	$(0.00	)(2)
Net realized and unrealized gain (loss)	0.00 (2)	0.02	(0.01)	(0.06)	(0.03)
Total income (loss) from operations	$0.27	$0.33	$0.30	$0.11	$(0.03)
Less Distributions
From net investment income	$(0.27)	$(0.31)	$(0.31)	$(0.17)	$—
Total distributions	$(0.27)	$(0.31)	$(0.31)	$(0.17)	$—
Net asset value — End of year	$9.75	$9.75	$9.73	$9.74	$9.80
Total Return(3)	2.80%	3.47%	3.12%	1.15%	(0.31)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$51,740	$54,595	$59,123	$107,575	$142,014
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.58%	0.58%	0.56%	0.56%	0.57%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.56%
Net investment income (loss)	2.75%	3.19%	3.22%	1.71%	(0.01)%
Portfolio Turnover	112%	119%	159%	128%	47%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
181

Eaton Vance National Ultra-Short Municipal Income Fund

	Class I
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.75	$9.74	$9.75	$9.80	$9.84
Income (Loss) From Operations
Net investment income(1)	$0.28	$0.33	$0.33	$0.19	$0.01
Net realized and unrealized gain (loss)	0.00 (2)	0.01	(0.02)	(0.05)	(0.04)
Total income (loss) from operations	$0.28	$0.34	$0.31	$0.14	$(0.03)
Less Distributions
From net investment income	$(0.28)	$(0.33)	$(0.32)	$(0.19)	$(0.01)
Total distributions	$(0.28)	$(0.33)	$(0.32)	$(0.19)	$(0.01)
Net asset value — End of year	$9.75	$9.75	$9.74	$9.75	$9.80
Total Return(3)	2.96%	3.52%	3.28%	1.42%	(0.26)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$283,427	$269,921	$290,562	$387,402	$356,899
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.43%	0.43%	0.41%	0.41%	0.41%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.40%
Net investment income	2.90%	3.33%	3.38%	1.93%	0.15%
Portfolio Turnover	112%	119%	159%	128%	47%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
182

Eaton Vance Short Duration Municipal Opportunities Fund

	Class A
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.81	$9.76	$9.70	$9.88	$10.28
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.31	$0.28	$0.20	$0.11
Net realized and unrealized gain (loss)	0.11	0.04	0.06	(0.18)	(0.40)
Total income (loss) from operations	$0.41	$0.35	$0.34	$0.02	$(0.29)
Less Distributions
From net investment income	$(0.30)	$(0.30)	$(0.28)	$(0.20)	$(0.11)
Total distributions	$(0.30)	$(0.30)	$(0.28)	$(0.20)	$(0.11)
Net asset value — End of year	$9.92	$9.81	$9.76	$9.70	$9.88
Total Return(2)	4.25%	3.59%	3.57%	0.18%	(2.85)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$138,136	$117,899	$122,727	$154,478	$201,964
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.66%	0.67%	0.66%	0.65%	0.64%
Net expenses	0.66%	0.67%	0.66%	0.65%	0.64%
Net investment income	3.07%	3.11%	2.94%	2.01%	1.08%
Portfolio Turnover	78%	98%	70%	78%	57%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
183

Eaton Vance Short Duration Municipal Opportunities Fund

	Class C
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.39	$9.35	$9.29	$9.47	$9.85
Income (Loss) From Operations
Net investment income(1)	$0.22	$0.22	$0.20	$0.12	$0.03
Net realized and unrealized gain (loss)	0.12	0.03	0.06	(0.18)	(0.38)
Total income (loss) from operations	$0.34	$0.25	$0.26	$(0.06)	$(0.35)
Less Distributions
From net investment income	$(0.22)	$(0.21)	$(0.20)	$(0.12)	$(0.03)
Total distributions	$(0.22)	$(0.21)	$(0.20)	$(0.12)	$(0.03)
Net asset value — End of year	$9.51	$9.39	$9.35	$9.29	$9.47
Total Return(2)	3.63%	2.73%	2.82%	(0.65)%	(3.54)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$8,664	$11,029	$13,497	$20,818	$30,887
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.41%	1.42%	1.41%	1.41%	1.39%
Net expenses	1.41%	1.42%	1.41%	1.41%	1.39%
Net investment income	2.33%	2.36%	2.18%	1.24%	0.34%
Portfolio Turnover	78%	98%	70%	78%	57%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
184

Eaton Vance Short Duration Municipal Opportunities Fund

	Class I
	Years Ended March 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.81	$9.76	$9.71	$9.89	$10.29
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.32	$0.30	$0.21	$0.13
Net realized and unrealized gain (loss)	0.12	0.04	0.04	(0.18)	(0.40)
Total income (loss) from operations	$0.44	$0.36	$0.34	$0.03	$(0.27)
Less Distributions
From net investment income	$(0.32)	$(0.31)	$(0.29)	$(0.21)	$(0.13)
Total distributions	$(0.32)	$(0.31)	$(0.29)	$(0.21)	$(0.13)
Net asset value — End of year	$9.93	$9.81	$9.76	$9.71	$9.89
Total Return(2)	4.51%	3.75%	3.62%	0.33%	(2.70)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$684,612	$609,952	$590,518	$707,917	$807,534
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.51%	0.52%	0.50%	0.50%	0.49%
Net expenses	0.51%	0.52%	0.50%	0.50%	0.49%
Net investment income	3.22%	3.26%	3.09%	2.16%	1.23%
Portfolio Turnover	78%	98%	70%	78%	57%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
185

Eaton Vance High Yield Municipal Income Fund

	Class A
	Six Months Ended		Year Ended January 31,
	July 31, 2026 (Unaudited)		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$8.10		$8.20	$8.16	$8.15	$9.08	$9.36
Income (Loss) From Operations
Net investment income(1)	$0.18		$0.36	$0.35	$0.34	$0.29	$0.28
Net realized and unrealized gain (loss)	(0.07)		(0.11)	0.03	0.00 (2)	(0.91)	(0.28)
Total income (loss) from operations	$0.11		$0.25	$0.38	$0.34	$(0.62)	$0.00 (2)
Less Distributions
From net investment income	$(0.18)		$(0.35)	$(0.34)	$(0.33)	$(0.31)	$(0.28)
Total distributions	$(0.18)		$(0.35)	$(0.34)	$(0.33)	$(0.31)	$(0.28)
Net asset value — End of period	$8.03		$8.10	$8.20	$8.16	$8.15	$9.08
Total Return(3)	1.38	%(4)	3.25%	4.78%	4.42%	(6.80)%	(0.02)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$288,406		$303,108	$346,532	$306,027	$306,809	$412,905
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.80	%(6)	0.79%	0.76%	0.79%	0.78%	0.73%
Interest and fee expense(7)	0.09	%(6)	0.09%	0.12%	0.22%	0.13%	0.03%
Total expenses	0.89	%(6)	0.88%	0.88%	1.01%	0.91%	0.76%
Net expenses	0.89	%(6)	0.88%	0.88%	1.01%	0.91%	0.76%
Net investment income	4.59	%(6)	4.49%	4.24%	4.28%	3.44%	3.01%
Portfolio Turnover	11	%(4)	49%	46%	49%	53%	22%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.
186

Eaton Vance High Yield Municipal Income Fund

	Class C
	Six Months Ended		Year Ended January 31,
	July 31, 2026 (Unaudited)		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$7.49		$7.58	$7.55	$7.54	$8.40	$8.66
Income (Loss) From Operations
Net investment income(1)	$0.14		$0.28	$0.27	$0.26	$0.21	$0.20
Net realized and unrealized gain (loss)	(0.06)		(0.10)	0.02	0.00 (2)	(0.84)	(0.26)
Total income (loss) from operations	$0.08		$0.18	$0.29	$0.26	$(0.63)	$(0.06)
Less Distributions
From net investment income	$(0.14)		$(0.27)	$(0.26)	$(0.25)	$(0.23)	$(0.20)
Total distributions	$(0.14)		$(0.27)	$(0.26)	$(0.25)	$(0.23)	$(0.20)
Net asset value — End of period	$7.43		$7.49	$7.58	$7.55	$7.54	$8.40
Total Return(3)	0.94	%(4)	2.52%	3.90%	3.65%	(7.49)%	(0.78)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,786		$22,114	$31,234	$38,802	$53,672	$82,817
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	1.55	%(6)	1.54%	1.51%	1.55%	1.53%	1.48%
Interest and fee expense(7)	0.09	%(6)	0.09%	0.12%	0.22%	0.13%	0.03%
Total expenses	1.64	%(6)	1.63%	1.63%	1.77%	1.66%	1.51%
Net expenses	1.64	%(6)	1.63%	1.63%	1.77%	1.66%	1.51%
Net investment income	3.84	%(6)	3.73%	3.49%	3.53%	2.68%	2.26%
Portfolio Turnover	11	%(4)	49%	46%	49%	53%	22%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.
187

Eaton Vance High Yield Municipal Income Fund

	Class I
	Six Months Ended		Year Ended January 31,
	July 31, 2026 (Unaudited)		2026	2025	2024	2023	2022
Net asset value — Beginning of period	$8.10		$8.21	$8.17	$8.16	$9.09	$9.37
Income (Loss) From Operations
Net investment income(1)	$0.19		$0.38	$0.37	$0.36	$0.31	$0.31
Net realized and unrealized gain (loss)	(0.06)		(0.12)	0.04	0.00 (2)	(0.91)	(0.28)
Total income (loss) from operations	$0.13		$0.26	$0.41	$0.36	$(0.60)	$0.03
Less Distributions
From net investment income	$(0.19)		$(0.37)	$(0.37)	$(0.35)	$(0.33)	$(0.31)
Total distributions	$(0.19)		$(0.37)	$(0.37)	$(0.35)	$(0.33)	$(0.31)
Net asset value — End of period	$8.04		$8.10	$8.21	$8.17	$8.16	$9.09
Total Return(3)	1.63	%(4)	3.39%	5.04%	4.68%	(6.55)%	0.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,036,858		$991,789	$1,282,568	$1,032,344	$802,994	$1,063,175
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.55	%(6)	0.53%	0.51%	0.54%	0.53%	0.48%
Interest and fee expense(7)	0.09	%(6)	0.09%	0.12%	0.22%	0.13%	0.03%
Total expenses	0.64	%(6)	0.62%	0.63%	0.76%	0.66%	0.51%
Net expenses	0.64	%(6)	0.62%	0.63%	0.76%	0.66%	0.51%
Net investment income	4.84	%(6)	4.73%	4.48%	4.52%	3.69%	3.25%
Portfolio Turnover	11	%(4)	49%	46%	49%	53%	22%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.
188

Eaton Vance High Yield Municipal Income Fund

	Class W
	Six Months Ended July 31, 2026 (Unaudited)		Year Ended January 31,				Period Ended January 31, 2022(1)
			2026	2025	2024	2023
Net asset value — Beginning of period	$8.10		$8.20	$8.17	$8.15	$9.09	$9.32
Income (Loss) From Operations
Net investment income(2)	$0.21		$0.42	$0.41	$0.39	$0.35	$0.10
Net realized and unrealized gain (loss)	(0.06)		(0.11)	0.02	0.02	(0.92)	(0.22)
Total income (loss) from operations	$0.15		$0.31	$0.43	$0.41	$(0.57)	$(0.12)
Less Distributions
From net investment income	$(0.21)		$(0.41)	$(0.40)	$(0.39)	$(0.37)	$(0.11)
Total distributions	$(0.21)		$(0.41)	$(0.40)	$(0.39)	$(0.37)	$(0.11)
Net asset value — End of period	$8.04		$8.10	$8.20	$8.17	$8.15	$9.09
Total Return(3)	1.87	%(4)	3.99%	5.39%	5.30%	(6.23)%	(1.30	)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$360,601		$344,326	$260,256	$112,191	$34,218	$302
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.52	%(6)	0.51%	0.49%	0.51%	0.51%	0.43	%(6)
Interest and fee expense(7)	0.09	%(6)	0.09%	0.12%	0.22%	0.13%	0.03	%(6)
Total expenses	0.61	%(6)	0.60%	0.61%	0.73%	0.64%	0.46	%(6)
Net expenses	0.17	%(6)	0.16%	0.18%	0.29%	0.21%	0.09	%(6)
Net investment income	5.31	%(6)	5.20%	4.91%	4.98%	4.30%	3.34	%(6)
Portfolio Turnover	11	%(4)	49%	46%	49%	53%	22	%(8)

(1)	For the period from the commencement of operations, October 1, 2021, to January 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.
(8)	For the year ended January 31, 2022.
189

Eaton Vance National Limited Maturity Municipal Income Fund

	Class A
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.26	$9.32	$9.33	$9.48	$9.91
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.31	$0.29	$0.22	$0.15
Net realized and unrealized gain (loss)	0.05	(0.07)	(0.01)	(0.15)	(0.43)
Total income (loss) from operations	$0.35	$0.24	$0.28	$0.07	$(0.28)
Less Distributions
From net investment income	$(0.30)	$(0.30)	$(0.29)	$(0.22)	$(0.15)
Total distributions	$(0.30)	$(0.30)	$(0.29)	$(0.22)	$(0.15)
Net asset value — End of year	$9.31	$9.26	$9.32	$9.33	$9.48
Total Return(2)	3.78%	2.64%	3.04%	0.77%	(2.89)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$139,837	$147,495	$165,427	$180,721	$227,994
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.69%	0.70%	0.68%	0.66%	0.61%
Net expenses	0.69%	0.70%	0.68%	0.66%	0.61%
Net investment income	3.19%	3.28%	3.14%	2.31%	1.50%
Portfolio Turnover	65%	92%	80%	110%	70%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
190

Eaton Vance National Limited Maturity Municipal Income Fund

	Class C
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.69	$8.74	$8.75	$8.90	$9.29
Income (Loss) From Operations
Net investment income(1)	$0.21	$0.22	$0.21	$0.14	$0.07
Net realized and unrealized gain (loss)	0.05	(0.05)	(0.02)	(0.15)	(0.39)
Total income (loss) from operations	$0.26	$0.17	$0.19	$(0.01)	$(0.32)
Less Distributions
From net investment income	$(0.21)	$(0.22)	$(0.20)	$(0.14)	$(0.07)
Total distributions	$(0.21)	$(0.22)	$(0.20)	$(0.14)	$(0.07)
Net asset value — End of year	$8.74	$8.69	$8.74	$8.75	$8.90
Total Return(2)	3.04%	1.94%	2.26%	(0.08)%	(3.47)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,593	$7,249	$9,665	$11,733	$13,732
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.45%	1.45%	1.43%	1.41%	1.36%
Net expenses	1.45%	1.45%	1.43%	1.41%	1.36%
Net investment income	2.44%	2.53%	2.39%	1.56%	0.75%
Portfolio Turnover	65%	92%	80%	110%	70%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
191

Eaton Vance National Limited Maturity Municipal Income Fund

	Class I
	Year Ended March 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.27	$9.32	$9.33	$9.49	$9.91
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.32	$0.30	$0.23	$0.16
Net realized and unrealized gain (loss)	0.05	(0.05)	(0.01)	(0.16)	(0.42)
Total income (loss) from operations	$0.36	$0.27	$0.29	$0.07	$(0.26)
Less Distributions
From net investment income	$(0.31)	$(0.32)	$(0.30)	$(0.23)	$(0.16)
Total distributions	$(0.31)	$(0.32)	$(0.30)	$(0.23)	$(0.16)
Net asset value — End of year	$9.32	$9.27	$9.32	$9.33	$9.49
Total Return(2)	3.94%	2.90%	3.19%	0.82%	(2.64)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$324,181	$376,899	$314,551	$349,479	$382,323
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.54%	0.55%	0.53%	0.51%	0.46%
Net expenses	0.54%	0.55%	0.53%	0.51%	0.46%
Net investment income	3.34%	3.42%	3.29%	2.46%	1.65%
Portfolio Turnover	65%	92%	80%	110%	70%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
192

Acquiring Fund Financial Highlights

Eaton Vance Short Duration Municipal Income ETF

Selected Per Share Data and Ratios	Six Months Ended March 31, 2026 (unaudited)		Year Ended September 30,
			2025		2024(1)		2023(1)		2022(1)		2021(1)
Net Asset Value, Beginning of Period(2)	$50.36		$50.20		$49.36		$49.51		$49.51		$49.51
Income (Loss) from Investment Operations:(2)
Net Investment Income(3)	0.76		1.65		1.81		1.53		0.30		0.05
Net Realized and Unrealized Gain (Loss)	(0.24)		0.12		0.28		(0.29)		0.00		0.00
Total from Investment Operations	0.52		1.77		2.09		1.24		0.30		0.05
Distributions from and/or in Excess of:(2)
Net Investment Income	(0.74)		(1.61)		(1.25)		(1.39)		(0.30)		(0.05)
Net Asset Value, End of Period(2)	$50.14		$50.36		$50.20		$49.36		$49.51		$49.51
Total Return(4) (5)	1.03	%(6)	3.59%		5.78%		2.51%		0.61%		0.06%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$688,318		$481,060		$143,224		$95,009		$71,284		$66,358
Ratio of Expenses	0.19	%(7)(8)	0.19	%(8)	0.41	%(9)	0.43	%(9)	0.46	%(9)	0.40	%(9)
Ratio of Expenses after Expense Limitation	N/A		N/A		0.21%		0.15%		0.13%		0.13%
Ratio of Net Investment Income	3.02	%(7)	3.30%		3.62%		3.09%		0.59%		0.07%
Ratio of Rebate from Morgan Stanley Affiliates	N/A		0.00	%(10)	0.00	%(10)	0.00	%(10)	N/A		N/A
Portfolio Turnover Rate	12	%(6)	23%		18%		N/A	(11)	N/A	(11)	N/A	(11)

(1)	The Fund acquired all the assets and liabilities of the Morgan Stanley Institutional Fund Trust - Short Duration Municipal Income Portfolio (“Short Duration Municipal Income”) in a reorganization that occurred as of the close of business on March 22, 2024 (“Reorganization”). Short Duration Municipal Income ceased operations immediately following the Reorganization. As a result, all financial information prior to the Reorganization, reflects Short Duration Municipal Income’s Class IR shares and has been retroactively adjusted to reflect the Reorganization. See Notes to Financial Statements for further Information on the Reorganization.
(2)	Per share amounts reflect the conversion of Short Duration Municipal Income into the Fund as of the close of March 22, 2024.
(3)	Per share amount is based on average shares outstanding.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Short Duration Municipal Income was designated as the accounting survivor in the Reorganization. As a result, the Fund assumed Short Duration Municipal Income’s historical performance and the performance information reflects that of the Class IR shares of Short Duration Municipal Income.
(6)	Not annualized.
(7)	Annualized.
(8)	The Ratio of Expenses and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates.”
(9)	Reflects ratio of expenses before expense limitation.
(10)	Amount is less than 0.005%.
(11)	During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.
193

APPENDIX E

SHAREHOLDER RIGHTS

Each of Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund, Eaton Vance New York Municipal Income Fund, and Eaton Vance Municipal Opportunities Fund is a series of Eaton Vance Municipals Trust. Each of Eaton Vance National Ultra-Short Municipal Income Fund, Eaton Vance Short Duration Municipal Opportunities Fund, and Eaton Vance National Limited Maturity Municipal Income Fund is a series of Eaton Vance Investment Trust. Eaton Vance High Yield Municipal Income Fund is a series of Eaton Vance Municipals Trust II. Eaton Vance Municipals Trust, Eaton Vance Investment Trust and Eaton Vance Municipals Trust II are each referred to herein as an “Acquired Fund Trust” and are referred to collectively as the “Acquired Fund Trusts.” Eaton Vance Municipals Trust was organized on September 30, 1985 pursuant to an Agreement and Declaration of Trust dated September 30, 1985. Eaton Vance Investment Trust was organized on October 23, 1985 pursuant to an Agreement and Declaration of Trust dated October 23, 1985. Eaton Vance Municipals Trust II was organized on October 25, 1993 pursuant to an Agreement and Declaration of Trust dated October 25, 1993. Each Acquired Fund Trust is registered under the 1940 Act as an open-end management investment company. The operations of each Acquired Fund Trust is governed by its Agreement and Declaration of Trust, Bylaws, and applicable Massachusetts law. Each Acquired Fund Trust also must adhere to the 1940 Act, the rules and regulations promulgated by the SEC thereunder, and any applicable state securities laws.

The Acquiring Fund Trust was organized as a Delaware statutory trust on May 31, 2016. The operations of the Acquiring Fund Trust are governed by its Declaration of Trust, Bylaws, and applicable Delaware law. The Acquiring Fund Trust also must adhere to the 1940 Act, the rules and regulations promulgated by the SEC thereunder, and any applicable state securities laws.

The table below summarizes certain principal differences between relevant Massachusetts and Delaware law as well as the Agreement and Declaration of Trust and Bylaws of the Acquired Fund Trusts and that of the Acquiring Fund Trust, which are in each case subject to any other applicable provision of the governing instruments of the relevant Fund and applicable law. The following discussion is not a complete description of the Acquired Fund Trusts’ and Acquiring Fund Trust’s governing documents or applicable Massachusetts and Delaware law. Further information about the Acquired Funds’ governance structure is contained in each Acquired Funds’ SAI and further information about the Acquiring Funds’ governance structure is included in the SAI relating to this combined Proxy Statement and Prospectus. In addition, the governing documents of the Acquired Fund Trust and Acquiring Fund Trust are on file with the SEC.

	Acquired Fund Trust	Morgan Stanley ETF Trust	Summary of Material Differences
Shareholder Meetings	The By-Laws provide that a shareholder meeting shall be called by the President or the Secretary at the request, in writing or by resolution, of a majority of the Trustees, or at the written request of the holder or holders of ten percent (10%) or more of the total number of the then issued and outstanding shares of the Trust entitled to vote at such meeting.	The Acquiring Funds are not required to hold shareholders’ meetings under the laws of Delaware or their respective organizational documents. Except as required by federal law, including the 1940 Act, shareholders of the Acquiring Funds are not entitled to call special meetings of shareholders.	For the Acquired Funds, if the holders of 10% or more of the issued and outstanding shares of the Trust entitled to vote can request that a shareholder meeting be called, the President or Secretary must call a shareholder meeting.
Shareholder Liability	The Declaration of Trust provides that no Shareholder shall be subject to any personal liability whatsoever	The Declaration of Trust provides that neither the Trust nor the Trustees, nor any officer, employee	None.
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to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust or any Series thereof. All Persons dealing or contracting with the Trustees or with the Trust or any Series thereof shall have recourse only to the Trust or such Series for the payment of their claims.

The By-Laws provide that in case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability. A holder of Shares of a Series shall be entitled to indemnification only out of assets allocated to that Series.	or agent of the Trust shall have any power to bind personally any Shareholder, nor, except as specifically provided in the Declaration of Trust, to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay.

The Declaration of Trust further provides that if any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.
Shareholder Voting Rights	The Declaration of Trust provides that on any matter submitted to a vote of Shareholders, the Shares entitled to vote thereon and the manner in which such Shares shall be voted shall be as set forth in the By-Laws or proxy materials or as otherwise determined by the Trustees, subject to any applicable requirements of the 1940 Act. Any Trustee may be removed with or without cause by the affirmative vote of holders of two-thirds of the Shares, provided, however, that the removal of any Trustee who is not an Interested Person of the Trust shall additionally require the affirmative vote of, or a written instrument executed by, at least two-thirds of the remaining Trustees who are not Interested Persons of the Trust. The Trustees may establish conditions under which the several Classes or Series	The Declaration of Trust provides that the Shareholders shall have power to vote only (i) for the election or removal of Trustees, (ii) with respect to such additional matters relating to the Trust as may be required by federal law, including the 1940 Act, or any registration of the Trust with the Commission or any state, and (iii) as the Trustees may otherwise consider necessary or desirable in their sole discretion. Shareholders shall not be entitled to elect Trustees except as required by the 1940 Act. Removal of any Trustee by Shareholders requires a vote of at least two-thirds of the total combined net asset value of all Shares

The By-Laws provide that, as determined by the Trustees without the vote or consent of

For the Acquired Funds, each whole share is entitled to one vote, and fractional shares are entitled to a proportionate fractional vote. For the Acquiring Funds, the Trustees have discretion to determine whether each Share is entitled to one vote or whether each dollar of net asset value per Share is entitled to one vote.

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shall have separate voting rights or no voting rights.

All elections of Trustees shall be conducted in any manner approved at the meeting, and shall be by ballot if so requested by any Shareholder entitled to vote thereon. There is no cumulative voting for Trustees.

The By-Laws provide that at each meeting of the Shareholders, every Shareholder shall be entitled to one vote in person or by proxy for each Share then having voting power, and the record holder of a fraction of a Share shall be entitled to a corresponding fraction of a vote.

Shareholders, each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote, or, alternatively, each dollar of net asset value per Share shall be entitled to one vote and each fractional dollar amount shall be entitled to a proportionate fractional vote.

On any matter submitted to a vote of the Shareholders, all Shares shall be voted in aggregate, except: (a) when required by the 1940 Act, Shares shall be voted by individual Series or Class; (b) when the Trustees have determined that the matter will affect only the interests of one or more Series, then only Shareholders of such Series shall be entitled to vote; and (c) when the Trustees have determined that the matter will affect only the interests of one or more Classes, then only Shareholders of such Class or Classes shall be entitled to vote. There is no cumulative voting for Trustees.
Shareholder Quorum; Adjournment; Required Vote	The By-Laws provide that, to constitute a quorum for the transaction of any business at any meeting of Shareholders, there must be present, in person or by proxy, holders of one-third of the total number of Shares of the then issued and outstanding Shares of the Trust entitled to vote at such meeting; provided that if a Class or Series of Shares is entitled to vote as a separate Class or Series, then a quorum shall consist of the holders of one-third of the total number of Shares of that Class or Series entitled to vote at the meeting.

If a quorum shall not be present, the Shareholders present in person or by proxy entitled to vote on such matter holding a majority of the Shares present and entitled to vote on such matter may by vote adjourn the meeting from time to time without further notice until a	The By-Laws provide that, except when a larger quorum is required by federal law, including the 1940 Act, the presence in person or by proxy of Shareholders owning Shares representing thirty-three and one-third percent (33 1/3%) or more of the total combined votes of all Shares of each Series or Class, or of the Trust, as applicable, entitled to vote shall be a quorum.

Any Shareholders’ meeting may be adjourned by the chairperson of the meeting or an officer of the Trust one or more times for any reason, including the failure of a quorum to be present at the meeting with respect to any proposal or the failure of any proposal to receive sufficient votes for approval. No Shareholder vote shall be required for any adjournment.

At all meetings of Shareholders, a	Under the Acquired Funds’ By-Laws, adjournment requires a majority vote of the Shares present and entitled to vote on the matter, whereas under the Acquiring Funds’ By-Laws, a Shareholders’ meeting may be adjourned by the chairperson of the meeting or an officer of the Trust without a Shareholder vote.
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quorum shall be present.

	Except as otherwise required by law, the Declaration of Trust, or the By-Laws, all matters shall be decided by a majority of the votes cast by persons present at the meeting and entitled to vote thereon. All elections of Trustees shall be decided by plurality.	quorum being present, the Trustees shall be elected by a vote of a plurality of the votes cast by Shareholders present in person or by proxy and all other matters shall be decided by a majority of the votes cast by Shareholders present in person or by proxy, except matters for which the 1940 Act expressly requires a different vote.
Trustee Power to Amend Organizational Documents	The Declaration of Trust provides that the Trustees may amend the Declaration of Trust by the approval of a majority of the Trustees then in office if authorized by a vote of a majority of the outstanding voting securities of the Trust the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without any Shareholder authorization, consent, or vote to change the name of the Trust or any Fund, or to make such other changes as do not have a materially adverse effect on the financial interests of Shareholders, or if they deem it necessary to conform the Declaration of Trust to the requirements of applicable federal or state laws or regulations. Nothing contained in the Declaration of Trust shall permit the amendment thereof to impair the exemption from personal liability of the Shareholders, Trustees, officers, employees, and agents of the Trust or to permit assessments upon Shareholders.

The By-Laws may be amended at any meeting of the Trustees by a vote of a majority of the Trustees then in office, provided, however, that portions of Article I, Section 3 of the By-Laws require both a majority of Trustees and a majority of outstanding shares to amend or repeal.	The Declaration of Trust may be restated and/or amended at any time by (i) an instrument in writing signed by a majority of the Trustees then holding office or (ii) adoption by a majority of the Trustees then holding office of a resolution specifying the restatement and/or amendment. No vote or consent of any Shareholder shall be required for any amendment to the Declaration of Trust except (i) as determined by the Trustees in their sole discretion or (ii) as required by federal law, including the 1940 Act, but only to the extent so required.

The Certificate of Trust may be restated and/or amended by any Trustee as necessary or desirable to reflect any change in the information set forth therein.

		The By-Laws may only be amended by the Trustees of the Trust, and no Shareholder vote shall be required for any such amendment.	Amendments to the Acquired Funds’ Declaration of Trust generally require authorization by a vote of a majority of the outstanding voting securities of the Trust whose financial interests are affected, except for name changes, conforming amendments, or amendments that do not have a materially adverse effect on the financial interests of Shareholders. By contrast, amendments to the Acquiring Funds’ Declaration of Trust may be made by a majority of the Trustees without any Shareholder vote, except as determined by the Trustees or as required by federal law.
Termination of Series of Trust	The Declaration of Trust provides that the Trust or any Series or Class thereof may be terminated by: (1) the affirmative vote of the holders	The Declaration of Trust provides that the Trust may be dissolved at any time by the Trustees without Shareholder approval. Any Series	Termination of the Acquired Funds’ Trust or any Series or Class thereof may be effected by the Trustees or by a Shareholder vote.
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of not less than two-thirds of the Shares outstanding and entitled to vote, or by an instrument or instruments in writing consented to by the holders of two-thirds of such Shares; provided, however, that if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a Series or Class thereof entitled to vote thereon shall be sufficient authorization; or (2) by the approval of a majority of the Trustees then in office, to be followed by a written notice to the Shareholders.

Such Trustee approval may (but need not) be based on factors or events adversely affecting the ability of the Trust, such Series or Class to conduct its business and operations in an economically viable manner.	of Shares may be dissolved at any time by the Trustees without Shareholder approval. Any Class may be terminated at any time by the Trustees without Shareholder approval.

	Any action to dissolve the Trust shall be deemed to also be an action to dissolve each Series, and to terminate each Class.	Termination of the Acquiring Funds or any Series or Class thereof may be effected by the Trustees at any time without Shareholder approval.
Merger, Consolidation or Transfer of Assets	The Declaration of Trust provides that a particular Series may merge or consolidate with any other corporation, association, trust or other organization or may sell, lease or exchange all or substantially all of its property, including its good will, upon such terms and conditions and for such consideration when and as authorized by the Trustees and without any authorization, vote or consent of the Shareholders; and any such merger, consolidation, sale, lease or exchange shall be deemed for all purposes to have been accomplished under and pursuant to the statutes of the Commonwealth of Massachusetts.

The Trustees may also at any time sell and convert into money all the assets of a particular Series. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the particular Series, the Trustees shall distribute the remaining assets of such Series among the Shareholders of such	The Declaration of Trust provides that the Trustees may, in their sole discretion and without Shareholder approval unless such approval is required by the 1940 Act, (i) cause the Trust to convert to, merge, reorganize or consolidate with or into one or more trusts, partnerships, limited liability companies, associations, corporations or other business entities, to the extent permitted by law, (ii) cause the Shares to be exchanged under or pursuant to any state or federal statute, (iii) cause the Trust to incorporate, reorganize, or re-domicile under the laws of a state of the United States, (iv) sell or convey all or substantially all of the assets of the Trust or any Series or Class, (v) create one or more statutory trusts to which all or any part of the assets, liabilities, profits, or losses of the Trust or any Series or Class thereof may be transferred, (vi) at any time sell or convert into money all or any part of the assets of the Trust or any Series or Class, (vii) cause the Trust, or any one or more	Both the Acquired Funds and Acquiring Funds permit the Trustees to authorize mergers, consolidations, or transfers of assets without Shareholder approval (except as required by the 1940 Act). The Acquiring Funds’ Declaration of Trust enumerates a broader range of transactions that the Trustees may authorize without Shareholder approval, including share exchanges under state or federal statutes, incorporation or re-domiciliation, creation of new statutory trusts, cessation of exchange listing, and modification of a Series’ investment objective and/or strategy.
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Series according to their respective rights.	of its Series, to cease listing its Shares on a securities exchange and to cease operating as an exchange-traded open-end management investment company, or (viii) cause the Trust, or any one or more of its Series, to modify its investment objective and/or strategy.
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APPENDIX F

CAPITAL STRUCTURE

The following tables set forth the unaudited capitalization of each Acquired Fund and its corresponding Acquiring Fund as of September 30 , 2026, and the unaudited pro forma combined capitalization of each Acquiring Fund as adjusted to give effect to the proposed Reorganization. The following are examples of the number of Acquiring Fund Shares that would have been exchanged for the corresponding Acquired Fund Shares if the Reorganization had been consummated, and do not reflect the number of shares or value of shares that would actually be received if each Reorganization, as described, occurs. Pro forma numbers are estimated in good faith and are hypothetical. Pro forma numbers do not reflect any potential liquidation of shareholders associated with the Reorganization or cash paid in lieu of fractional Acquiring Fund Shares.

New Acquiring Fund Reorganizations

National Municipal Income Reorganization
	Acquired						Pro Forma—
	Fund						Acquiring Fund
	Class(1)				Pro		After
				Acquiring	Forma		Reorganization
	I	A	C	Fund(2)	Adjustments		(estimated)
Net assets (thousands)	$2,767,617	$899,329	$26,232	N/A	($683)	-(3)	$3,692,495 (4)
Total shares outstanding (thousands)	324,786	105,523	3,078	N/A	73,850	(3)(5)	73,850
Net asset value per share^	$8.52	$8.52	$8.52	N/A	$50.00	(6)	$50.00

California Municipal Opportunities Reorganization
	Acquired						Pro Forma—
	Fund						Acquiring Fund
	Class(1)				Pro		After
				Acquiring	Forma		Reorganization
	I	A	C	Fund(2)	Adjustments		(estimated)
Net assets (thousands)	$936,827	$150,266	$10,282	N/A	($357)	-(3)	$1,097,018 (4)
Total shares outstanding (thousands)	98,709	15,843	1,173	N/A	21,940	(3)(5)	21,940
Net asset value per share^	$9.49	$9.48	$8.76	N/A	$50.00	(6)	$50.00

Municipal Opportunities Reorganization
	Acquired						Pro Forma—
	Fund						Acquiring Fund
	Class(1)				Pro		After
				Acquiring	Forma		Reorganization
	I	A	C	Fund(2)	Adjustments		(estimated)
Net assets (thousands)	$681,096	$69,980	$5,149	N/A	($365)	-(3)	$755,860 (4)
Total shares outstanding (thousands)	63,504	6,534	481	N/A	15,117	(3)(5)	15,117
Net asset value per share^	$10.73	$10.71	$10.71	N/A	$50.00	(6)	$50.00

New York Municipal Income Reorganization
	Acquired						Pro Forma—
	Fund						Acquiring Fund
	Class(1)				Pro		After
				Acquiring	Forma		Reorganization
	I	A	C	Fund(2)	Adjustments		(estimated)
Net assets (thousands)	$221,760	$159,920	$4,704	N/A	($323)	-(3)	$386,061 (4)
Total shares outstanding (thousands)	25,898	18,673	549	N/A	7,721	(3)(5)	7,721
Net asset value per share^	$8.56	$8.56	$8.57	N/A	$50.00	(6)	$50.00
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National Ultra-Short Municipal Income Reorganization
	Acquired						Pro Forma—
	Fund						Acquiring Fund
	Class(7)				Pro		After
				Acquiring	Forma		Reorganization
	I	Advisers	A	Fund(2)	Adjustments		(estimated)
Net assets (thousands)	$278,076	$27,072	$46,843	N/A	($306)	-(3)	$351,684 (4)
Total shares outstanding (thousands)	28,786	2,807	4,853	N/A	7,034	(3)(5)	7,034
Net asset value per share^	$9.66	$9.64	$9.65	N/A	$50.00	(6)	$50.00

Short Duration Municipal Opportunities Reorganization
	Acquired						Pro Forma—
	Fund						Acquiring Fund
	Class(1)				Pro		After
				Acquiring	Forma		Reorganization
	I	A	C	Fund(2)	Adjustments		(estimated)
Net assets (thousands)	$669,094	$127,937	$7,006	N/A	($362)	-(3)	$803,674 (4)
Total shares outstanding (thousands)	70,088	13,407	767	N/A	16,073	(3)(5)	16,073
Net asset value per share^	$9.55	$9.54	$9.14	N/A	$50.00	(6)	$50.00

High Yield Municipal Income Reorganization
	Acquired							Pro Forma—
	Fund							Acquiring Fund
	Class(8)					Pro		After
					Acquiring	Forma		Reorganization
	I	A	C	W	Fund(2)	Adjustments		(estimated)
Net assets (thousands)	$983,285	$264,899	$18,847	$355,409	N/A	($418)	-(3)	$1,622,021 (4)
Total shares outstanding (thousands)	130,256	35,127	2,702	47,086	N/A	32,440	(3)(5)	32,440
Net asset value per share^	$7.55	$7.54	$6.97	$7.55	N/A	$50.00	(6)	$50.00

Existing Acquiring Fund Reorganization

National Limited Maturity Municipal Income Reorganization
	Acquired						Pro Forma—
	Fund						Acquiring Fund
	Class(1)				Pro		After
				Acquiring	Forma		Reorganization
	I	A	C	Fund	Adjustments		(estimated)
Net assets (thousands)	$266,764	$123,606	$4,948	$905,752	($327)	(3)	$1,300,743 (4)
Total shares outstanding (thousands)	29,705	13,770	587	18,453	8,050	(3)(9)	26,503
Net asset value per share^	$8.98	$8.98	$8.42	$49.08	$—		$49.08

(1)	Holders of Class I, Class A, and Class C Shares of the Acquired Fund will each receive shares of the Acquiring Fund upon closing of the Reorganization as contemplated in the Plan. The Acquiring Fund does not offer multiple share classes.
(2)	The Acquiring Fund is a shell fund without any shares outstanding and, therefore, no estimated capitalization is available.
(3)	Pro Forma Adjustments reflect the estimated costs of the Reorganizations attributable to the Acquired Funds.
(4)	Since shares of the Acquiring Fund are not issued in fractional shares and, as a result, cash will be paid to shareholders in connection with the Reorganization in lieu of fractional shares, the NAV of the Acquiring Fund upon consummation of the Reorganization may be less than that of the Acquired Fund.
(5)	Figure represents the number of shares that would be issued by the Acquiring Fund in order to have a starting NAV of $50.00 per share.
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(6)	It is the intent of MSIM for the Acquiring Fund to have a starting NAV of $50.00 per share.
(7)	Holders of Class I, Advisers Class, and Class A Shares of the Acquired Fund will each receive shares of the Acquiring Fund upon closing of the Reorganization as contemplated in the Plan. The Acquiring Fund does not offer multiple share classes.
(8)	Holders of Class I, Class A, Class C, and Class W Shares of the Acquired Fund will each receive shares of the Acquiring Fund upon closing of the Reorganization as contemplated in the Plan. The Acquiring Fund does not offer multiple share classes.

(9)	Figure represents the number of shares that would be issued by the Acquiring Fund to account for the lesser net asset value per share of each class of the Acquired Fund.

^	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

The information in the capitalization tables above is for informational purposes only. There is no assurance that each Reorganization will be consummated. Moreover, if consummated, the capitalization of each Acquired Fund and Acquiring Fund is likely to be different at the Closing Date as a result of daily share purchase and redemption activity in the Acquired Fund. Accordingly, the foregoing should not be relied upon to reflect the exact number of Acquiring Fund Shares that will be received on or after such date.

No Reorganization will be contingent on the occurrence of any other Reorganization.

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APPENDIX G

RECORD DATE, OUTSTANDING SHARES AND INTERESTS OF CERTAIN PERSONS

The Record Date has been fixed as the close of business on October 7, 2026 for the determination of shareholders of the Acquired Funds entitled to notice of, and to vote at, the Meeting.

The number of shares of each class of each Acquired Fund as of the Record Date is set forth in the following table:

Name of Class/Fund	Number of Shares Outstanding
Eaton Vance National Municipal Income Fund
A	105,456,167.93
C	3,074,318.02
I	321,477,677.88
Eaton Vance California Municipal Opportunities Fund
A	15,573,917.36
C	1,171,824.95
I	97,360,981.51
Eaton Vance New York Municipal Income Fund
A	18,662,724.58
C	550,075.27
I	24,215,046.51
Eaton Vance Municipal Opportunities Fund
A	6,690,052.39
C	481,428.14
I	63,849,968.67
Eaton Vance National Ultra-Short Municipal Income Fund
Advisers	2,823,496.51
A	5,243,327.93
I	28,484,793.74
Eaton Vance Short Duration Municipal Opportunities Fund
A	13,537,685.17
C	767,674.57
I	68.750,077.33
Eaton Vance High Yield Municipal Income Fund
A	34,271,328.21
C	2,692,593.01
I	131,068,855.80
W	47,232,852.29
Eaton Vance Limited Maturity Municipal Income Fund
A	13,654,163.64
C	588,176.47
I	29,079,136.81

As of the date hereof, each New Acquiring Fund were not operational and, therefore, had no shareholders. The number of shares of each class of Eaton Vance Short Duration Municipal Income ETF as of the Record Date is set forth in the following table:

Eaton Vance Short Duration Municipal Income ETF	19,402,962

Shareholders of record as of the close of business on the Record Date are entitled to one vote per share and a fractional vote for a fractional share on each matter submitted to a vote at the Meeting.

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As of October 1 , 2026, the officers and Trustees of each Acquired Fund Trust, as a group, owned or controlled less than 1% of the outstanding shares of each Class of each Acquired Fund. To the Acquiring Fund’s knowledge as of October 1 , 2026, the Board members and officers of the Acquiring Fund, as a group, owned in the aggregate less than 1% of the outstanding shares of the Existing Acquiring Fund.

As of October 1 , 2026, the below shareholders owned of record, or to the knowledge of the Acquired Fund, beneficially, 5% or more of the outstanding shares of the class identified of the Acquired Funds or the shares of Eaton Vance Short Duration Municipal Income ETF. The Acquiring Funds do not currently issue multiple classes of shares but the shareholders noted below are expected to own similar percentages of an Acquiring Fund as they own of the corresponding Acquired Fund.

New Acquiring Fund Reorganizations

National Municipal Income Reorganization

Class of Shares	Name and Address of Record or Beneficial Owner	Percentage of Class of Shares
CLASS A	WELLS FARGO CLEARING SVCS LLC A/C 1699-0135 2801 MARKET STREET SAINT LOUIS MO 63103	13.64%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	12.79%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 3RD FLOOR JACKSONVILLE FL 32246-6486	10.08%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	8.63%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN MUTUAL FUND RECONCILIATION 880 CARILLON PARKWAY ST PETERSBURG FL 33716	5.98%
	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	5.94%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	5.91%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS ATTN TERRENCE SPENCER 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	5.37%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970	5.25%
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	707 2ND AVE S MINNEAPOLIS MN 55402-2405
CLASS C	WELLS FARGO CLEARING SVCS LLC A/C 1699-0135 2801 MARKET STREET SAINT LOUIS MO 63103	23.36%
	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121 3091	18.99%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	12.90%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN MUTUAL FUND RECONCILIATION 14G 880 CARILLON PARKWAY ST PETERSBURG FL 33716	11.28%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	10.26%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	8.14%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 3RD FLOOR JACKSONVILLE FL 32246-6486	5.58%
CLASS I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310 *	28.44%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	14.05%
	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	10.56%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 3RD FLOOR JACKSONVILLE FL 32246-6486	10.07%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015	7.80%
205

ATTN MUTUAL FUND RECONCILIATION 14G 880 CARILLON PARKWAY ST PETERSBURG FL 33716
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	6.91%
MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	5.70%
CHARLES SCHWAB & CO INC ATTN MUTUAL FD DEPT 211 MAIN STREET SAN FRANCISCO CA 94105	5.41%

*	The persons listed above as owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) such Fund. As a result, those persons could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

California Municipal Opportunities Reorganization

Class of Shares	Name and Address of Record or Beneficial Owner	Percentage of Class of Shares
CLASS A	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 3RD FLOOR JACKSONVILLE FL 32246-6486	20.36%
	WELLS FARGO CLEARING SVCS LLC A/C 1699-0135 2801 MARKET STREET SAINT LOUIS MO 63103	18.76%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	15.10%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	8.63%
	CHARLES SCHWAB & CO INC ATTN MUTUAL FD DEPT 211 MAIN STREET SAN FRANCISCO CA 94105	7.09%
	JP MORGAN SECURITIES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMER 4 CHASE METROTECH CENTER BROOKLYN NY 11245	5.80%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	5.00%
CLASS C	WELLS FARGO CLEARING SVCS LLC A/C 1699-0135	41.86%
206

	2801 MARKET STREET SAINT LOUIS MO 63103*
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901*	26.47%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	10.03%
	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	6.50%
CLASS I	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	17.42%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 3RD FLOOR JACKSONVILLE FL 32246-6486	16.35%
	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	12.88%
	WELLS FARGO CLEARING SVCS LLC A/C 1699-0135 2801 MARKET STREET SAINT LOUIS MO 63103	12.28%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-240S	11.44%
	CHARLES SCHWAB & CO INC ATTN MUTUAL FD DEPT 211 MAIN STREET SAN FRANCISCO CA 94105	7.01%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	6.55%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	6.15%

*

The persons listed above as owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) such Fund. As a result, those persons could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

207

New York Municipal Income Reorganization

Class of Shares	Name and Address of Record or Beneficial Owner	Percentage of Class of Shares
CLASS A	JP MORGAN SECURITIES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMER 4 CHASE METROTECH CENTER BROOKLYN NY 11245	15.46%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS l NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	10.84%
	WELLS FARGO CLEARING SVCS LLC A/C 1699-0135 2801 MARKET STREET SAINT LOUIS MO 63103	10.17%
	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	8.86%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	8.61%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 3RD FLOOR JACKSONVILLE FL 32246-6486	7.90%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	6.40%
CLASS C	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	17.13%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	16.74%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS l NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	14.64%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 3RD FLOOR JACKSONVILLE FL 32246-6486	11.35%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	9.34%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	9.21%
	WELLS FARGO CLEARING SVCS LLC A/C 1699-0135 2801 MARKET STREET SAINT LOUIS MO 63103	8.52%
208

	JP MORGAN SECURITIES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMER 4 CHASE METROTECH CENTER BROOKLYN NY 11245	5.59%
CLASS I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	20.75%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	17.42%
	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	17.04%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 3RD FLOOR JACKSONVILLE FL 32246-6486	12.27%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	7.98%
	WELLS FARGO CLEARING SVCS LLC A/C 1699-0135 2801 MARKET STREET SAINT LOUIS MO 63103	6.52%
	PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	6.01%

Municipal Opportunities Reorganization

Class of Shares	Name and Address of Record or Beneficial Owner	Percentage of Class of Shares
CLASS A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	24.58%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	16.76%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	13.83%
	WELLS FARGO CLEARING SVCS LLC A/C 1699-0135 2801 MARKET STREET SAINT LOUIS MO 63103	10.33%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS	9.55%
209

	ATTN TERRENCE SPENCER 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710
	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121 3091	5.93%
CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405*	43.98%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	12.00%
	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121 3091	10.34%
	WELLS FARGO CLEARING SVCS LLC A/C 1699-0135 2801 MARKET STREET SAINT LOUIS MO 63103	9.01%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN MUTUAL FUND RECONCILIATION 14G 880 CARILLON PARKWAY ST PETERSBURG FL 33716	8.56%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	6.26%
CLASS I	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405*	35.88%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	13.30%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	12.03%
	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	7.70%
	WELLS FARGO CLEARING SVCS LLC A/C 1699-0135 2801 MARKET STREET SAINT LOUIS MO 63103	6.97%

*	The persons listed above as owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) such Fund. As a result, those persons could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.
210

National Ultra-Short Municipal Income Reorganization

Class of Shares	Name and Address of Record or Beneficial Owner	Percentage of Class of Shares
ADVISERS CLASS	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004 1901*	99.95%
CLASS A	WELLS FARGO CLEARING SVCS LLC A/C 1699-0135 2801 MARKET STREET SAINT LOUIS MO 63103	20.90%
	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 250 NICOLLET MALL SUITE 1400 MINNEAPOLIS MN 55401-1931	15.38%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS l NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	15.30%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	11.62%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 3RD FLOOR JACKSONVILLE FL 32246-6486	8.41%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	6.55%
	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS ATTN TERRENCE SPENCER 12555 MANCHESTER ROAD ST LOUIS MO 63131-3710	5.23%
CLASS I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310*	29.34%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	14.13%
	CHARLES SCHWAB & CO INC ATTN MUTUAL FD DEPT 211 MAIN STREET SAN FRANCISCO CA 94105	9.32%
211

MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 3RD FLOOR JACKSONVILLE FL 32246-6486	8.51%
LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121 3091	7.70%
PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0001	5.91%
AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	5.06%

*	The persons listed above as owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) such Fund. As a result, those persons could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.

Short Duration Municipal Opportunities Reorganization

Class of Shares	Name and Address of Record or Beneficial Owner	Percentage of Class of Shares
CLASS A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	16.65%
	WELLS FARGO CLEARING SVCS LLC A/C 1699-0135 2801 MARKET STREET SAINT LOUIS MO 63103	15.63%
	MLP F&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 3RD FLOOR JACKSONVILLE FL 32246-6486	14.86%
	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	8.72%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	7.39%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN MUTUAL FUND RECONCILIATION 14G 880 CARILLON PARKWAY ST PETERSBURG FL 33716	7.27%
212

	CHARLES SCHWAB & CO INC ATTN MUTUAL FD DEPT 211 MAIN STREET SAN FRANCISCO CA 94105	6.79%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	6.55%
CLASS C	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	23.48%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	17.61%
	WELLS FARGO CLEARING SVCS LLC A/C 1699-0135 2801 MARKET STREET SAINT LOUIS MO 63103	15.28%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 9250001S ATTN MUTUAL FUND RECONCILIATION 14G 880 CARILLON PARKWAY ST PETERSBURG FL 33716	11.74%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	9.33%
CLASS I	SEI PRIVATE TRUST COMPANY C/O CHOATE, HALL & STEWART LLP 1 FREEDOM VALLEY DRIVE OAKS, PA 19456*	28.58%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	14.51%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	10.47%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	10.22%
	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	6.25%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 3RD FLOOR JACKSONVILLE FL 32246-6486	5.96%

*	The persons listed above as owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) such Fund. As a result, those persons could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.
213

High Yield Municipal Income Reorganization

Class of Shares	Name and Address of Record or Beneficial Owner	Percentage of Class of Shares
CLASS A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901*	30.07%
	WELLS FARGO CLEARING SVCS LLC A/C 1699-0135 2801 MARKET STREET SAINT LOUIS MO 63103	11.96%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	10.99%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 3RD FLOOR JACKSONVILLE FL 32246-6486	8.89%
	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	5.80%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	5.05%
CLASS C	WELLS FARGO CLEARING SVCS LLC A/C 1699-0135 2801 MARKET STREET SAINT LOUIS MO 63103	23.88%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	16.60%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	14.82%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 3RD FLOOR JACKSONVILLE FL 32246-6486	9.92%
214

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN MUTUAL FUND RECONCILIATION 14G 880 CARILLON PARKWAY ST PETERSBURG FL 33716	9.47%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	8.19%
	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	5.35%
CLASS I	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901*	28.09%
	CHARLES SCHWAB & CO INC ATTN MUTUAL FD DEPT 211 MAIN STREET SAN FRANCISCO CA 94105	17.29%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	8.72%
	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	7.35%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	7.10%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 3RD FLOOR JACKSONVILLE FL 32246-6486	5.86%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN MUTUAL FUND RECONCILIATION 14G 880 CARILLON PARKWAY ST PETERSBURG FL 33716	5.69%
CLASS W	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901 *	92.28%

*	The persons listed above as owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) such Fund. As a result, those persons could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.
215

Existing Acquiring Fund Reorganization

National Limited Maturity Municipal Income Reorganization

Acquired Fund

Class of Shares	Name and Address of Record or Beneficial Owner	Percentage of Class of Shares
CLASS A	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901*	26.10%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 3RD FLOOR JACKSONVILLE FL 32246-6486	13.28%
	WELLS FARGO CLEARING SVCS LLC A/C 1699-0135 2801 MARKET STREET SAINT LOUIS MO 63103	12.19%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	7.94%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	5.84%
	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121 3091	5.46%
CLASS C	WELLS FARGO CLEARING SVCS LLC A/C 1699-0135 2801 MARKET STREET SAINT LOUIS MO 63103 *	26.91%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	21.36%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	19.72%
216

	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	16.51%
CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E 3RD FLOOR JACKSONVILLE FL 32246-6486 *	28.66%
	MORGAN STANLEY SMITH BARNEY LLC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS 1 NEW YORK PLAZA FL 12 NEW YORK NY 10004-1901	15.92%
	LPL FINANCIAL A/C 1000-0005 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	13.00%
	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT FIRM 92500015 ATTN MUTUAL FUND RECONCILIATION 14G 880 CARILLON PARKWAY ST PETERSBURG FL 33716	8.57%
	UBS WM USA 000 11011 6100 SPEC CDY A/C EXL OF BEN CUSTOMERS OF UBSFSI 1000 HARBOR BLVD WEEHAWKEN, NJ 07086	7.27%
	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 499 WASHINGTON BLVD JERSEY CITY NJ 07310	6.10%
	AMERICAN ENTERPRISE INVESTMENT SVC FBO # 41999970 707 2ND AVE S MINNEAPOLIS MN 55402-2405	6.07%

Acquiring Fund

Name and Address of Record or Beneficial Owner	Percentage of Shares
MORGAN STANLEY SMITH BARNEY LLC 1300 THAMES STREET, 6TH FLOOR BALTIMORE, MD 21231*	30.69%
CHARLES SCHWAB & CO. INC 2423 E LINCOLN DRIVE PHOENIX, AZ 85016-1215	18.61%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD. JERSEY CITY NJ 07310	15.49%
217

AMERICAN ENTERPRISE INVESTMENT SERVICES INC 690 AMERIPRISE FINANCIAL CENTER MINNEAPOLIS MN 55474	12.44%
LPL FINANCIAL LLC 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	7.63%
PERSHING ONE PERSHING PLAZA JERSEY CITY, NJ 07399	5.21%

*	The persons listed above as owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) such Fund. As a result, those persons could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund.
218

STATEMENT OF ADDITIONAL INFORMATION

October 16 , 2026

Eaton Vance National Municipal Income Fund

Eaton Vance California Municipal Opportunities Fund

Eaton Vance New York Municipal Income Fund

Eaton Vance Municipal Opportunities Fund

Each a Series of

EATON VANCE MUNICIPALS TRUST

Eaton Vance National Ultra-Short Municipal Income Fund

Eaton Vance Short Duration Municipal Opportunities Fund

Eaton Vance National Limited Maturity Municipal Income Fund

Each a Series of

EATON VANCE INVESTMENT TRUST

Eaton Vance High Yield Municipal Income Fund

A Series of

EATON VANCE MUNICIPALS TRUST II

One Post Office Square

Boston, Massachusetts 02109

Eaton Vance National Municipal Income ETF (EVNM )

Eaton Vance California Municipal Opportunities ETF ( EVCA )

Eaton Vance New York Municipal Income ETF ( EVNY )

Eaton Vance Municipal Opportunities ETF ( MOPS )

Eaton Vance National Ultra-Short Municipal Income ETF ( EVUM )

Eaton Vance Short Duration Municipal Opportunities ETF ( SDMO )

Eaton Vance High Yield Municipal Income ETF ( EVHM )

Eaton Vance Short Duration Municipal Income ETF (EVSM)

Each a Series of

MORGAN STANLEY ETF TRUST

1585 Broadway

New York, New York 10036

1

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the combined Proxy Statement and Prospectus dated October 16 , 2026 (“Proxy Statement and Prospectus”), relating to the proposed Reorganization of each Acquired Fund into the corresponding Acquiring Fund identified below:

Acquired Fund	Corresponding Acquiring Fund
Eaton Vance National Municipal Income Fund	Eaton Vance National Municipal Income ETF
Eaton Vance California Municipal Opportunities Fund	Eaton Vance California Municipal Opportunities ETF
Eaton Vance New York Municipal Income Fund	Eaton Vance New York Municipal Income ETF
Eaton Vance Municipal Opportunities Fund	Eaton Vance Municipal Opportunities ETF
Eaton Vance National Ultra-Short Municipal Income Fund	Eaton Vance National Ultra-Short Municipal Income ETF
Eaton Vance Short Duration Municipal Opportunities Fund	Eaton Vance Short Duration Municipal Opportunities ETF
Eaton Vance High Yield Municipal Income Fund	Eaton Vance High Yield Municipal Income ETF
Eaton Vance National Limited Maturity Municipal Income Fund	Eaton Vance Short Duration Municipal Income ETF

This SAI does not constitute a prospectus. This SAI does not include all information that a shareholder should consider before voting on the proposals contained in the Proxy Statement and Prospectus, and, therefore, should be read in conjunction with the related Proxy Statement and Prospectus, dated October 16 , 2026. Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Proxy Statement and Prospectus. A copy of the Proxy Statement and Prospectus may be obtained upon request and without charge by calling 1-800-262-1122 (toll-free). Please retain this document for future reference.

The date of this SAI is October 16 , 2026.

2

3

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information of the Acquiring Funds consists of these introductory pages; the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein; the supplemental financial information; and, with respect to Eaton Vance National Municipal Income ETF, Eaton Vance California Municipal Opportunities ETF, Eaton Vance New York Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Ultra-Short Municipal Income ETF, Eaton Vance Short Duration Municipal Opportunities ETF, and Eaton Vance High Yield Municipal Income ETF (collectively, the “New Acquiring Funds”), the Statement of Additional Information that follows:

1.	The statement of additional information of Eaton Vance Municipals Trust, on behalf of Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund, and Eaton Vance New York Municipal Income Fund, dated February 1, 2026, as supplemented and amended to date (File Nos. 033-00572 and 811-04409, previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001133228-26-000714);
2.	The statement of additional information of Eaton Vance Municipals Trust, on behalf of Eaton Vance Municipal Opportunities Fund, dated December 1, 2025, as supplemented and amended to date (File Nos. 033-00572 and 811-04409, previously filed on the EDGAR Database and available on the SEC's website at http://www.sec.gov, Accession No. 0001133228-25-012758);
3.	The statement of additional information of Eaton Vance Investment Trust, on behalf of Eaton Vance National Ultra-Short Municipal Income Fund, Eaton Vance Short Duration Municipal Opportunities Fund, and Eaton Vance National Limited Maturity Municipal Income Fund, dated August 1, 2026, as supplemented and amended to date (File Nos. 033-01121 and 811-04443, previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001133228-26-010801);
4.	The statement of additional information of Eaton Vance Municipals Trust II, on behalf of Eaton Vance High Yield Municipal Income Fund, dated June 1, 2026, as supplemented and amended to date (File Nos. 033-71320 and 811-08134, previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001133228-26-008447);
5.	The audited financial statements of Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund, and Eaton Vance New York Municipal Income Fund, for the fiscal year ended September 30, 2025, included in the Funds’ report filed on Form N-CSR (File No. 811-04409; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-25-299983);
6.	The unaudited financial statements of Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Opportunities Fund, and Eaton Vance New York Municipal Income Fund, for the six-month period ended March 31, 2026, included in the Funds’ report on form N-CSR (File No. 811-04409; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-26-248038);
7.	The audited financial statements of Eaton Vance Municipal Opportunities Fund, for the fiscal year ended July 31, 2026, included in the Fund’s report filed on Form N-CSR (File No. 811-04409; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-26-405157);
8.	The audited financial statements of Eaton Vance National Ultra-Short Municipal Income Fund, Eaton Vance Short Duration Municipal Opportunities Fund, and Eaton Vance National Limited Maturity Municipal Income Fund, for the fiscal year ended March 31, 2026, included in the Fund’s report filed on Form N-CSR (File No. 811-04443; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-26-248016);
9.	The audited financial statements of Eaton Vance High Yield Municipal Income Fund, for the fiscal year ended January 31, 2026, included in the Fund’s report on Form N-CSR (File No. 811-08134; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-26-132449);
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10.	The unaudited financial statements of Eaton Vance High Yield Municipal Income Fund, for the six-month period ended July 31, 2026, included in the Fund’s report on Form N-CSR (File No. 811-08134; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001193125-26-405184);
11.	The statement of additional information of Morgan Stanley ETF Trust, on behalf of Eaton Vance Short Duration Municipal Income ETF, dated January 28, 2026, as supplemented and amended to date (File Nos. 333-266913 and 811-23820; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001133228-26-000962);
12.	The audited financial statements of Eaton Vance Short Duration Municipal Income ETF, for the fiscal year ended September 30, 2025, included in the Fund’s report filed on Form N-CSR (File No. 811-23820; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001676326-25-000014).
13.	The unaudited financial statements of Eaton Vance Short Duration Municipal Income ETF, for the six-month period ended March 31, 2026, included in the Fund’s report filed on Form N-CSR (File No. 811-23820; previously filed on the EDGAR Database and available on the SEC’s website at http://www.sec.gov, Accession No. 0001676326-26-000004).

New Acquiring Funds:

Because each New Acquiring Fund was newly-created for the purposes of its respective Reorganization, the New Acquiring Funds have not published annual or semi-annual shareholder reports. Each New Acquiring Fund is a newly-created shell series of ETF Trust with no assets or liabilities that will commence operations upon consummation of the respective Reorganization and continue the operations of the corresponding Acquired Fund. Each Acquired Fund, other than Eaton Vance National Limited Maturity Municipal Income Fund, will be the accounting and performance survivor in its respective Reorganization (subject to shareholder approval of such Reorganization), and each New Acquiring Fund, as the corporate survivor in the Reorganization, will adopt the accounting and performance history of the corresponding Acquired Fund.

Eaton Vance Short Duration Municipal Income ETF:

Eaton Vance Short Duration Municipal Income ETF will be the accounting and performance survivor of the National Limited Maturity Municipal Income Fund Reorganization.

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SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees and expenses of each Acquiring Fund and its corresponding Acquired Fund, and the fees and expenses of the Acquiring Funds on a pro forma basis after giving effect to the proposed Reorganizations, are included in the section entitled “Comparison of the Funds’ Fees and Expenses” in the Proxy Statement and Prospectus.

The Reorganizations will not result in a material change to any of the Acquired Funds’ portfolio holdings due to the investment restrictions of the respective Acquiring Fund, as each Acquiring Fund has substantially similar investment objectives, investment strategies, and investment restrictions as its corresponding Acquired Fund (except as otherwise noted in the Proxy Statement and Prospectus). Accordingly, a schedule of investments of each Acquired Fund modified to show the effects of such change is not required and is not included. There are no material differences between the accounting and valuation policies of each Acquired Fund and its corresponding Acquiring Fund.

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NEW ACQUIRING FUNDS’ STATEMENT OF ADDITIONAL INFORMATION

“Fund” as used herein refers to each New Acquiring Fund (unless otherwise noted).

Morgan Stanley ETF Trust (the “Trust”) is an open-end management investment company consisting of 27 funds offering a variety of investment alternatives, certain of which are included in this Statement of Additional Information (“SAI”) (the “Funds”). Following is a list of the seven Funds included in this SAI:

	Ticker	Exchange
Eaton Vance California Municipal Opportunities ETF	EVCA	The Nasdaq Stock Market LLC
Eaton Vance High Yield Municipal Income ETF	EVHM	The Nasdaq Stock Market LLC
Eaton Vance Municipal Opportunities ETF	MOPS	The Nasdaq Stock Market LLC
Eaton Vance National Municipal Income ETF	EVNM	The Nasdaq Stock Market LLC
Eaton Vance National Ultra-Short Municipal Income ETF	EVUM	The Nasdaq Stock Market LLC
Eaton Vance New York Municipal Income ETF	EVNY	The Nasdaq Stock Market LLC
Eaton Vance Short Duration Municipal Opportunities ETF	SDMO	The Nasdaq Stock Market LLC

This SAI sets forth information about the Trust and information applicable to each Fund. This SAI is not a prospectus, but should be read in conjunction with a Fund’s prospectus, dated October 16 , 2026, as may be supplemented from time to time. To obtain the Prospectus without charge, please call the Funds toll-free at 800-836-2414.

It is currently anticipated that, effective on or about the date listed below, each Predecessor Fund in the table below will be reorganized into the corresponding Fund, subject to the approval of shareholders of the applicable Predecessor Fund.

Predecessor Fund	Fund	Closing Date
Eaton Vance National Municipal Income Fund	Eaton Vance National Municipal Income ETF	January 25, 2027
Eaton Vance High Yield Municipal Income Fund	Eaton Vance High Yield Municipal Income ETF
Eaton Vance California Municipal Opportunities Fund	Eaton Vance California Municipal Opportunities ETF	February 8, 2027
Eaton Vance New York Municipal Income Fund	Eaton Vance New York Municipal Income ETF
Eaton Vance Municipal Opportunities Fund	Eaton Vance Municipal Opportunities ETF
Eaton Vance Short Duration Municipal Opportunities Fund	Eaton Vance Short Duration Municipal Opportunities ETF
Eaton Vance National Ultra-Short Municipal Income Fund	Eaton Vance National Ultra-Short Municipal Income ETF

Each of Eaton Vance National Municipal Income Fund’s, Eaton Vance California Municipal Opportunities Fund’s, and Eaton Vance New York Municipal Income Fund’s report filed on Form N-CSR for the fiscal year ended September 30, 2025 includes the Predecessor Fund’s audited financial statements, including notes thereto, and the report of the Predecessor Fund’s independent public accounting firm, which are incorporated by reference into this SAI. In addition, Eaton Vance National Municipal Income Fund’s, Eaton Vance California Municipal Opportunities Fund’s, and Eaton Vance New York Municipal Income Fund’s report filed on Form N-CSR for the semi-annual period ended March 31, 2026 includes the Predecessor Fund’s unaudited financial statements, including notes thereto, which are incorporated by reference into this SAI.

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Eaton Vance Municipal Opportunities Fund’s report filed on Form N-CSR for the fiscal year ended July 31, 2026 includes the Predecessor Fund’s audited financial statements, including notes thereto, and the report of the Predecessor Fund’s independent public accounting firm, which are incorporated by reference into this SAI.

Each of Eaton Vance National Ultra-Short Municipal Income Fund’s and Eaton Vance Short Duration Municipal Opportunities Fund’s report filed on Form N-CSR for the fiscal year ended March 31, 2026 includes the Predecessor Fund’s audited financial statements, including notes thereto, and the report of the Predecessor Fund’s independent public accounting firm, which are incorporated by reference into this SAI.

Eaton Vance High Yield Municipal Income Fund’s report filed on Form N-CSR for the fiscal year ended January 31, 2026, includes the Predecessor Fund’s audited financial statements, including notes thereto, and the report of the Predecessor Fund’s independent public accounting firm, which are incorporated by reference into this SAI. In addition, Eaton Vance High Yield Municipal Income Fund’s report filed on Form N-CSR for the semi-annual period ended July 31, 2026 includes the Predecessor Fund’s unaudited financial statements, including notes thereto, which are incorporated by reference into this SAI.

The annual and, to the extent referenced above, semi-annual financial statements and additional information included in the Predecessor Funds’ reports filed on Form N-CSR are separate documents supplied with this SAI.

The Funds are actively managed. Each Fund (except the Eaton Vance New York Municipal Income ETF) is “diversified” and, as such, each Fund’s investments are required to meet certain diversification requirements under federal securities laws. The Eaton Vance New York Municipal Income ETF is “non-diversified” and, as such, the Fund’s investments are not required to meet certain diversification requirements under federal securities law. Compared with “diversified” funds or portfolios, the Eaton Vance New York Municipal Income ETF may invest a greater percentage of its assets in the securities of an individual corporation or governmental entity. Thus, the Fund’s assets may be focused in fewer securities than other funds. A decline in the value of those investments could cause the Fund’s overall value to decline to a greater degree than a diversified fund.

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INVESTMENT STRATEGIES AND TECHNIQUES

“Fund” as used herein refers to each Acquiring Fund (unless otherwise noted).

This SAI provides additional information about the investment strategies and operations of the Trust and the Funds. Morgan Stanley Investment Management Inc. (the “Adviser”) acts as investment adviser to each Fund. “Fund” as used herein and under “Investment Strategies and Techniques” refers to each Fund listed on the cover page of this SAI (unless otherwise noted).

The Funds will offer and issue shares at their net asset value (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”). Similarly, shares will be redeemable by the Funds only in Creation Units. The shares of the Funds are expected to be approved for listing, subject to notice of issuance, on the Nasdaq Stock Market LLC (“Nasdaq ”) or the (“Listing Exchange”). Shares of the Funds trade in the secondary market at market prices that may differ from the shares’ NAV. The Trust reserves the right to permit or require a “cash” option for creations and redemptions of shares (subject to applicable legal requirements). The following tables summarize the permissible strategies and investments for each Fund. These tables should be used in conjunction with the investment strategies for each Fund contained in the Prospectus in order to provide a more complete description of such Fund’s investment policies. More details about each investment and related risks are provided in the discussion following the tables.

Purchases and redemptions of creation units primarily with cash, rather than through in-kind delivery of portfolio securities, may cause the Funds to incur certain costs, including brokerage costs and/or taxable gains or losses that it might not have incurred if the purchase or redemption had been made through in-kind delivery of portfolio securities. These costs could be imposed on the Funds, and to the extent they are not offset by transaction fees payable by investors who are authorized to deal in Creation Units (“Authorized Participants”), could decrease a Fund’s net asset value.

	Eaton Vance California Municipal Opportunities ETF	Eaton Vance High Yield Municipal Income ETF	Eaton Vance Municipal Opportunities ETF	Eaton Vance National Municipal Income ETF	Eaton Vance National Ultra-Short Municipal Income ETF	Eaton Vance New York Municipal ETF	Eaton Vance Short Duration Municipal Opportunities ETF
Equity Securities:
Common Stocks
Rights	X	X	X	X	X	X	X
Warrants	X	X	X	X	X	X	X
IPOs
Convertible Securities
Contingent Convertible Securities
Investment Company Securities	X	X	X	X	X	X	X
— Money Market Funds	X	X	X	X	X	X	X
— Exchange-Traded Funds	X	X	X	X	X	X	X
Real Estate Investing
— REITs, REOCs and Foreign Real Estate Companies

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	Eaton Vance California Municipal Opportunities ETF	Eaton Vance High Yield Municipal Income ETF	Eaton Vance Municipal Opportunities ETF	Eaton Vance National Municipal Income ETF	Eaton Vance National Ultra-Short Municipal Income ETF	Eaton Vance New York Municipal ETF	Eaton Vance Short Duration Municipal Opportunities ETF
—Specialized Ownership Vehicles
Special Purpose Acquisition Companies
Equity Securities	X	X	X	X	X	X	X
Fixed-Income Securities:
Fixed-Income Securities	X	X	X	X	X	X	X
Investment Grade Securities	X	X	X	X	X	X	X
High Yield Securities	X	X	X	X	X	X	X
Distressed and Defaulted Securities	X	X	X	X	X	X	X
U.S. Government Securities	X	X	X	X	X	X	X
Agencies	X	X	X	X	X	X	X
Corporates	X	X	X	X	X	X	X
Commercial Paper	X	X	X	X	X	X	X
Floaters	X	X	X	X	X	X	X
Inverse Floaters	X	X	X	X	X	X	X
Floating and Variable Rate Obligations	X	X	X	X	X	X	X
Money Market Instruments	X	X	X	X	X	X	X
Cash and Cash Equivalents	X	X	X	X	X	X	X
Build America Bonds	X	X	X	X	X	X	X
Auction Rate Securities	X	X	X	X	X	X	X
Loans
Loan-Related Investments
Senior Loans
Mortgage-Related Securities	X	X	X	X	X	X	X
Lease Obligations	X	X	X	X	X	X	X

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	Eaton Vance California Municipal Opportunities ETF	Eaton Vance High Yield Municipal Income ETF	Eaton Vance Municipal Opportunities ETF	Eaton Vance National Municipal Income ETF	Eaton Vance National Ultra-Short Municipal Income ETF	Eaton Vance New York Municipal ETF	Eaton Vance Short Duration Municipal Opportunities ETF
Repurchase Agreements	X	X	X	X	X	X	X
Municipals	X	X	X	X	X	X	X
State and Municipal Project-Specific Risk	X	X	X	X	X	X	X
Revenue Bonds	X	X	X	X	X	X	X
Tax-Exempt Variable Rate Demand Notes	X	X	X	X	X	X	X
Variable Rate Instruments	X	X	X	X	X	X	X
Credit Linked Securities	X	X	X	X	X	X	X
Inflation-Indexed (or Inflation-Linked Bonds)	X	X	X	X	X	X	X
Asset-Backed Securities
Mortgage-Backed Securities	X	X	X	X	X	X	X
Collateralized Loan Obligations
Temporary Investments	X	X	X	X	X	X	X
Variable Rate Master Demand Notes
Tender Option Bonds and Residual Interest Bonds	X	X	X	X	X	X	X
Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities	X	X	X	X	X	X	X
Eurodollar and Yankee Dollar Obligations
Preferred Securities
Foreign Investment:

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	Eaton Vance California Municipal Opportunities ETF	Eaton Vance High Yield Municipal Income ETF	Eaton Vance Municipal Opportunities ETF	Eaton Vance National Municipal Income ETF	Eaton Vance National Ultra-Short Municipal Income ETF	Eaton Vance New York Municipal ETF	Eaton Vance Short Duration Municipal Opportunities ETF
Emerging Market Securities
Foreign Securities
Chinese Fixed-Income Investments
Foreign Currency Transactions
Brady Bonds
Investment Funds
Sovereign Debt
Other Securities and Investment Strategies:
Loans of Portfolio Securities
Money Market Securities	X	X	X	X	X	X	X
Non-Publicly Traded Securities, Private Placements and Restricted Securities	X	X	X	X	X	X	X
Private Investments in Public Equity
Depositary Receipts
When-Issued and Delayed Delivery Securities, TBAs and Forward Commitments	X	X	X	X	X	X	X
When, As and If Issued Securities
Other Global Securities
Borrowing
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	Eaton Vance California Municipal Opportunities ETF	Eaton Vance High Yield Municipal Income ETF	Eaton Vance Municipal Opportunities ETF	Eaton Vance National Municipal Income ETF	Eaton Vance National Ultra-Short Municipal Income ETF	Eaton Vance New York Municipal ETF	Eaton Vance Short Duration Municipal Opportunities ETF
Borrowing for Investment Purposes
Borrowing for Temporary Purposes	X	X	X	X	X	X	X
Short-Term Trading	X	X	X	X	X	X	X
Reverse Repurchase Agreements
Short Sales
Illiquid Investments	X	X	X	X	X	X	X
Unlisted Securities	X	X	X	X	X	X	X
Derivatives
Currency Forwards
Futures Contracts	X	X	X	X	X	X	X
Options	X	X	X	X	X	X	X
Swaps	X	X	X	X	X	X	X
Forward Rate Agreements	X	X	X	X	X	X	X
Contracts for Difference
Call and Put Features on Securities	X	X	X	X	X	X	X
Structured Investments	X	X	X	X	X	X	X
Combined Transactions
Additional Risks:
Duration	X	X	X	X	X	X	X
Operational Risk	X	X	X	X	X	X	X
Special Risks Related to Cyber Security	X	X	X	X	X	X	X
Regulatory and Legal Risk	X	X	X	X	X	X	X
Market and Geopolitical Risk	X	X	X	X	X	X	X
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	Eaton Vance California Municipal Opportunities ETF	Eaton Vance High Yield Municipal Income ETF	Eaton Vance Municipal Opportunities ETF	Eaton Vance National Municipal Income ETF	Eaton Vance National Ultra-Short Municipal Income ETF	Eaton Vance New York Municipal ETF	Eaton Vance Short Duration Municipal Opportunities ETF
ESG Investment Risk	X	X	X	X	X	X	X
Use of Artificial Intelligence Technology Risk	X	X	X	X	X	X	X
Investments in Artificial Intelligence Companies

Common Stocks. Common stocks are equity securities representing an ownership interest in a corporation, entitling the stockholder to voting rights and receipt of dividends paid based on proportionate ownership.

Rights. Rights represent the right, but not the obligation, for a fixed period of time to purchase additional shares of an issuer’s common stock at the time of a new issuance, usually at a price below the initial offering price of the common stock and before the common stock is offered to the general public. Rights are usually freely transferable. The risk of investing in a right is that the right may expire prior to the market value of the common stock exceeding the price fixed by the right.

Warrants. Warrants give holders the right, but not the obligation, to buy common stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. Warrants are usually freely transferable. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant.

IPOs. Certain Funds may purchase equity securities issued as part of, or a short period after, a company’s initial public offering (“IPO”), and may at times dispose of those securities shortly after their acquisition. The Fund’s purchase of securities issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible fixed-income securities in such capital structure. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities. Certain of the convertible securities in which certain Funds may invest are rated below investment grade or are unrated. The prices of such securities are likely to be more sensitive to adverse economic changes than higher-rated securities, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments. In addition, during an economic downturn or substantial period of rising interest rates, lower rated issuers may experience financial stress.

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Contingent Convertible Securities. Contingent convertible securities (sometimes referred to as “CoCos”) are convertible securities with loss absorption characteristics. These securities provide for mandatory conversion into common stock of the issuer under certain circumstances. The mandatory conversion may be automatically triggered, for instance, if a company fails to meet the capital minimum with respect to the security, the company’s regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause an automatic write-down of capital if the price of the stock is below the conversion price on the conversion date. Under similar circumstances, the liquidation value of certain types of contingent convertible securities may be adjusted downward to below the original par value. The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company. In certain circumstances, contingent convertible securities may write down to zero and investors could lose the entire value of the investment, even as the issuer remains in business. CoCos may be subject to redemption at the option of the issuer at a predetermined price.

Investment Company Securities. Investment company securities are equity securities and include securities of other registered open- end and closed-end investment companies, including foreign investment companies, hedge funds and exchange-traded funds (“ETFs”). The Fund may invest in investment company securities as may be permitted by (i) the Investment Company Act of 1940, as amended (the “1940 Act”); (ii) the rules and regulations promulgated by the Securities and Exchange Commission (the “SEC”) under the 1940 Act; or (iii) an exemption or other relief applicable to the Fund from provisions of the 1940 Act. The 1940 Act generally prohibits an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Fund’s total assets in any one investment company and no more than 10% in any combination of investment companies. The 1940 Act also prohibits the Fund from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company. The Fund may invest in investment company securities of investment companies managed by the Adviser or its affiliates to the extent permitted under the 1940 Act or as otherwise authorized by the SEC. To the extent the Fund invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company’s portfolio securities, and a shareholder in the Fund will bear not only their proportionate share of the expenses of the Fund, but also, indirectly the expenses of the purchased investment company.

Money Market Funds. To the extent permitted by applicable law, the Fund may invest all or some of its short term cash investments in any money market fund, including funds advised or managed by the Adviser or its affiliates. In connection with any such investments, the Fund, to the extent permitted by the 1940 Act, will pay its share of all expenses (other than advisory and administrative fees with respect to funds advised or managed by the Adviser or its affiliates) of a money market fund in which it invests, which may result in the Fund bearing some additional expenses. The rules governing money market funds: (1) permit a “government money market fund” and “retail money market fund” (as those terms are defined in Rule 2a-7 under the 1940 Act) to use the amortized cost method of valuation to maintain a stable NAV per share, typically a stable $1.00 NAV per share, and (2) require all other types of money market funds to operate with a floating NAV per share rounded to a minimum of the fourth decimal place in the case of a fund with a $1.0000 share price or an equivalent or more precise level of accuracy for funds with a different share price (e.g., $10.000 per share, or $100.00 per share). The Fund may invest in money market funds that seek to maintain a stable $1.00 NAV per share or that have a share price that fluctuates. Although a stable share price money market fund seeks to maintain a stable $1.00 NAV per share, it is possible to lose money by investing in such a money market fund. With respect to a floating share price money market fund, because the share price will fluctuate, when the Fund sells its shares in such a fund, the shares may be worth more or less than what the Fund originally paid for them. A money market fund that is not a “government money market fund” may impose a discretionary liquidity fee (up to 2%), if the board of trustees (or its designee) determines it is in the best interests of the fund. A government money market fund is exempt from these discretionary liquidity fees, although the fund may choose to opt-in to the implementation of discretionary liquidity fees. A money market fund that does not qualify as a “government money market fund” or “retail money market fund” must impose a mandatory liquidity fee, if the fund experiences total daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the fund’s NAV on that day (or such smaller amount of net redemptions as the board or its delegate determines), unless the fee is de minimis (i.e., is less than 0.01% of the value of the shares redeemed).

Exchange-Traded Funds. The Fund may invest in ETFs, including ETFs advised or managed by the Adviser or its affiliates. Investments in ETFs are subject to a variety of risks, including risks of a direct investment in the underlying securities that the ETF holds. For example, the general level of stock prices may decline, thereby adversely affecting the value of the underlying investments of the ETF and, consequently, the value of the ETF. In addition, the market value of the ETF shares may differ from their NAV because the supply and demand in the market for ETF shares at any point is not

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always identical to the supply and demand in the market for the underlying securities. Also, ETFs that track particular indices typically will be unable to match the performance of the index exactly due to, among other things, the ETF’s operating expenses and transaction costs. ETFs typically incur fees that are separate from those fees incurred directly by the Fund. Therefore, as a shareholder in an ETF (as with other investment companies), the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders, in effect, will be absorbing fees at two levels with respect to investments in ETFs. Further, certain of the ETFs in which the Fund may invest are leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged ETFs “reset” daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments. Furthermore, disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund’s investment in ETFs.

Real Estate Investing. Investments in securities of issuers engaged in the real estate industry entail special risks and considerations. In particular, securities of such issuers may be subject to risks associated with the direct ownership of real estate. These risks include the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Fund’s investments.

Real Estate Investment Trusts, Real Estate Operating Companies and Foreign Real Estate Companies. Certain Funds may invest in real estate investment trusts (“REITs”), real estate operating companies (“REOCs”) and/or foreign real estate companies, which are similar to entities organized and operated as REITs in the United States. REITs and foreign real estate companies pool investors’ funds for investment primarily in real estate properties or real estate-related loans. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REOCs are entities that generally are engaged directly in real estate management or development activities and, like REITs and foreign real estate companies, the value of their securities are subject to the success of their management and real estate development. REITs, REOCs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; reduced demand for commercial and office space and other economic, political or regulatory occurrences affecting the real estate industry and markets. In addition, REITs, REOCs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT’s and/or foreign real estate company’s value), may have less trading volume, may be subject to more abrupt or erratic price movements than the overall securities market are dependent on heavy cash flows, subject to risks associated with default by borrowers or self-liquidation, and the possibility of failing to maintain their exemptions from the 1940 Act. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. Operating REITs, REOCs and foreign real estate companies requires specialized management skills and the Fund indirectly bears REIT, REOCs and foreign real estate company management expenses along with the direct expenses of the Fund. REITs are generally not taxed on income distributed to shareholders provided they comply with several requirements of the Code. REITs are subject to the risk of failing to qualify for tax-free pass-through income under the Code.

Specialized Ownership Vehicles. Specialized ownership vehicles pool investors’ funds for investment primarily in income-producing real estate or real estate-related loans or interests. Such specialized ownership vehicles in which the Fund may invest include property unit trusts, foreign real estate companies, REITs and other similar specialized investment vehicles. Investments in such specialized ownership vehicles may have favorable or unfavorable legal, regulatory or tax implications for the Fund and, to the extent such vehicles are structured similarly to investment funds, a shareholder in the Fund will bear not only their proportionate share of the expenses of the Fund, but also, indirectly the expenses of the specialized ownership vehicle.

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Special Purpose Acquisition Companies. The Fund may invest in stock, warrants, rights and other securities of special purpose acquisition companies (“SPAC”), which typically are publicly traded companies that raise investment capital for the purpose of acquiring or merging with an existing company that is identified subsequent to the SPAC’s initial public offering (“IPO”), or similar special purpose entities. Typically, the acquisition target is an existing privately held company that wants to trade publicly, which it accomplishes through a combination with a SPAC rather than by conducting a traditional IPO. SPACs and similar entities are blank check companies and do not have any operating history or ongoing business other than seeking acquisitions. The long term value of a SPAC’s securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an attractive acquisition. Some SPACs pursue acquisitions only within certain sectors, industries or regions, which may increase the time horizon for an acquisition as well as other risks associated with these investments, including price volatility. Conversely, other SPACs may invest without such limitations, in which case the SPAC’s management may have limited experience or knowledge of the market sector, industry or region in which the transaction is contemplated. In addition, certain securities issued by a SPAC, particularly in private placements conducted by the SPAC after its IPO, may be classified as illiquid and/or be subject to restrictions on resale, which restrictions may be imposed for at least a year or possibly a more extended time, and may potentially be traded only in the over-the-counter market.

Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. To the extent a SPAC is invested in these securities or cash, the SPAC may not perform similar to other equity securities and this may impact the Fund’s ability to meet its investment objective. SPAC shareholders may not approve any proposed acquisition or merger, or an acquisition or merger, once effected, may prove unsuccessful. If an acquisition or merger that meets the requirements of the SPAC is not completed within a pre-established period of time (typically, two years), the funds invested in the SPAC plus any interest paid on such funds while held in trust (less any permitted expenses and any losses experienced by the SPAC) are returned to its shareholders unless the shareholders approve alternative options. As a result, the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns. Any warrants or other rights with respect to a SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price.

In connection with a proposed acquisition, a SPAC may raise additional funds in order to fund the acquisition, post-acquisition working capital, redemptions or some combination of those purposes. This additional fundraising may be in the form of a private placement of a class of equity securities or debt. The debt could be secured by the assets of the SPAC or the operating company existing after the acquisition or it could be unsecured. The debt may also be investment grade debt or below investment grade debt.

The Fund may invest in stock, warrants, rights and other securities of SPACs or similar special purpose entities in a private placement transaction or as part of a public offering. If the Fund purchases securities in the SPAC’s IPO, typically it will receive publicly-traded securities called “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares of common stock. At a specified time, the rights and warrants may be separated from the common stock at the election of the holder, after which each security typically is freely tradeable. An investment in the IPO securities of a SPAC may be diluted by additional, later offerings of securities by the SPAC or by other investors exercising existing rights to purchase securities of the SPAC. If the Fund invests in equity securities issued in a private placement after the IPO, those shares will not be publicly tradable unless and until there is a registration statement filed by the SPAC and approved by the SEC or if an exemption from registration is available, which exemptions typically become available at least a year after the date of the business combination. Equity investments in the SPAC made in connection with a proposed business combination will be diluted by the acquisition itself and further fundraising by the ongoing operating business.

If there is no market for the shares of the SPAC or only a thinly traded market for shares or interests in the SPAC develops, the Fund may not be able to sell its interest in a SPAC or it may only sell its interest at a price below what the Fund believes is the SPAC interest’s value. If not subject to a restriction on resale, the Fund may sell its investments in a SPAC at any time, including before, at or after the time of an acquisition or merger. Generally, SPACs provide the opportunity for common shareholders who hold publicly traded shares to have some or all of their shares redeemed by the SPAC at or around the time of a proposed acquisition or merger. However, there is often a limit to the number of shares that can be redeemed in connection with a business combination. If the Fund holds shares of publicly traded SPAC stock, this means that the Fund may not be able to redeem those shares prior to an acquisition and may have to hold those shares until after the completion of the acquisition. If the Fund purchases shares in a private placement, those shares will not be redeemable in connection with a transaction. In addition, the Fund may elect not to participate in a proposed SPAC transaction or may be required to divest its interests in the SPAC due to regulatory or other considerations.

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An investment in a SPAC is subject to the risks that any proposed acquisition or merger may not obtain the requisite approval of SPAC shareholders, may require governmental or other approvals that it fails to obtain or that an acquisition or merger, once effected, may prove unsuccessful and lose value. In addition, among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders.

For example, because the sponsor, directors and officers of a SPAC may directly or indirectly own interests in a SPAC, the sponsor, directors and officers may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate a business combination. SPAC sponsors generally purchase equity in the SPAC at more favorable terms than investors in the IPO or subsequent investors on the open market. As a result, although most of the SPAC’s capital has been provided by IPO investors, the sponsors and potentially other initial investors will benefit more than investors from the SPAC’s completion of an initial business combination and may have an incentive to complete a transaction on terms that may be less favorable to other investors. This risk may become more acute as the deadline for the completion of a business combination nears or in the event that attractive acquisition or merger targets become scarce. In addition, the requirement that a SPAC complete a business combination within a prescribed time frame may give potential target businesses leverage over the SPAC in negotiating a business combination and may limit the time the SPAC has in which to conduct due diligence on potential business combination targets, which could undermine the SPAC’s ability to complete a business combination on terms that would produce value for its shareholders. An investment in a SPAC is also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger. The value of investments in SPACs may be highly volatile and may depreciate over time.

In addition, investments in SPACs may be subject to the same risks as investing in any initial public offering, including the risks associated with companies that have little operating history as public companies, including unseasoned trading, small number of shares available for trading and limited information about the issuer. In addition, the market for IPO issuers may be volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time. Although some IPOs may produce high returns, such returns are not typical and may not be sustainable. Certain investments in SPACs are privately placed securities and are also subject to the risks of such securities.

Equity Securities. Equity securities generally represent an ownership interest in an issuer, or may be convertible into or represent a right to acquire an ownership interest in an issuer. While there are many types of equity securities, prices of all equity securities will fluctuate due to various factors, including changes in a company’s financial condition and overall market and economic conditions. The volatility of the stock market contributes to the volatility in the price of equity securities, and a decrease in general stock market prices could cause a decline in the price of equity securities and therefore a reduction in the value of the Fund’s investments in equity securities. Economic, political and other events may affect the prices of broad equity markets, including real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. For example, changes in inflation or consumer demand may affect the prices of equity securities generally in the United States. Similar events also may affect the prices of particular equity securities. For example, news about the success or failure of a new product may affect the price of a particular issuer’s equity securities. In addition, holders of an issuer’s common stock may be subject to greater risks than holders of its preferred stock and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of an issuer.

Fixed-Income Securities. Fixed-income securities generally represent an issuer’s obligation to repay to the investor (or lender) the amount borrowed plus interest over a specified time period. A typical fixed-income security specifies a fixed date when the amount borrowed (principal) is due in full, known as the maturity date, and specifies dates when periodic interest (coupon) payments will be made over the life of the security.

Fixed-income securities come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and the presence of special features (e.g., conversion rights). Prices of fixed-income securities fluctuate and, in particular, are subject to several key risks including, but not limited to, interest rate risk, credit risk, prepayment risk and spread risk.

Interest rate risk arises due to general changes in the level of market rates after the purchase of a fixed-income security. Generally, the values of fixed-income securities vary inversely with changes in interest rates. During periods of falling interest rates, the values of most outstanding fixed-income securities generally rise and during periods of rising interest rates, the values of most fixed-income securities generally decline. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential

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for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). The Fund is not limited as to the maturities (when a debt security provides its final payment) or duration (measure of interest rate sensitivity) of the securities in which it may invest. While fixed-income securities with longer final maturities often have higher yields than those with shorter maturities, they usually possess greater price sensitivity to changes in interest rates and other factors. Traditionally, the remaining term to maturity has been used as a barometer of a fixed-income security’s sensitivity to interest rate changes. This measure, however, considers only the time until the final principal payment and takes no account of the pattern or amount of principal or interest payments prior to maturity. Duration combines consideration of yield, coupon, interest and principal payments, final maturity and call (prepayment) features. Duration measures the likely percentage change in a fixed-income security’s price for a small parallel shift in the general level of interest rates; it is also an estimate of the weighted average life of the remaining cash flows of a fixed-income security. In almost all cases, the duration of a fixed-income security is shorter than its term to maturity.

Credit risk represents the possibility that an issuer may be unable to meet scheduled interest and principal payment obligations. It is most often associated with corporate bonds, although it can be present in other fixed-income securities as well. Credit ratings and quantitative models attempt to measure the degree of credit risk in fixed-income securities, and provide insight as to whether prevailing yield spreads afford sufficient compensation for such risk. Other things being equal, fixed-income securities with high degrees of credit risk should trade in the market at lower prices (and higher yields) than fixed-income securities with low degrees of credit risk.

Prepayment risk, also known as call risk, arises due to the issuer’s ability to prepay all or most of the fixed-income security prior to the stated final maturity date. Prepayments generally rise in response to a decline in interest rates as debtors take advantage of the opportunity to refinance their obligations. This risk is often associated with mortgage securities where the underlying mortgage loans can be refinanced, although it can also be present in corporate or other types of bonds with call provisions. When a prepayment occurs, the Fund may be forced to reinvest in lower yielding fixed-income securities. Quantitative models are designed to help assess the degree of prepayment risk, and provide insight as to whether prevailing yield spreads afford sufficient compensation for such risk.

Spread risk is the potential for the value of the Fund’s assets to fall due to the widening of spreads. Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference (or “spread”) between the yield of a security and the yield of a benchmark, such as a U.S. Treasury security with a comparable maturity, measures the additional interest paid for credit risk. As the spread on a security widens (or increases), the price (or value) of the security falls. Spread widening may occur, among other reasons, as a result of market concerns over the stability of the market, excess supply, general credit concerns in other markets, security- or market-specific credit concerns or general reductions in risk tolerance.

While assets in fixed-income markets have grown rapidly in recent years, the capacity for traditional dealer counterparties to engage in fixed-income trading has not kept pace and in some cases has decreased. For example, primary dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. This reduction in market-making capacity may be a persistent change, to the extent it is resulting from broader structural changes, such as fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed-income markets. Such issues may be exacerbated during periods of economic uncertainty.

Economic, political and other events also may affect the prices of broad fixed-income markets, although the risks associated with such events are transmitted to the market via changes in the prevailing levels of interest rates, credit risk, prepayment risk or spread risk. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could impact the creditworthiness of the United States and could impact the liquidity of the U.S. Government securities markets and ultimately the Fund.

Certain of the Fund’s investments are subject to inflation risk, which is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money (i.e., as inflation increases, the values of the Fund’s assets can decline). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. This risk is greater for fixed-income instruments with longer maturities.

Investment Grade Securities. Unless otherwise noted in a Fund’s Prospectus, investment grade securities are fixed-income securities rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P Global Ratings Group, a division of S&P Global Inc. (“S&P”), or Fitch

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Ratings (“Fitch”) or Aaa, Aa, A or Baa by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by another nationally recognized statistical rating organization) or determined to be of equivalent quality by the Adviser. Securities rated BBB or Baa represent the lowest of four levels of investment grade securities and are regarded as borderline between sound obligations and those in which speculative elements predominate. The Fund is permitted to hold investment grade securities or “high grade” securities, and may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an investment grade security. Ratings assigned to fixed-income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed-income security. Moreover, market risk also will affect the prices of even the highest rated fixed-income securities so that their prices may rise or fall even if the issuer’s capacity to repay its obligations remains unchanged.

High Yield Securities. Unless otherwise noted in a Fund’s Prospectus, high yield securities are generally considered to include fixed-income securities rated below the four highest rating categories at the time of purchase (e.g., Ba through C by Moody’s, or BB through D by S&P or Fitch) and unrated fixed-income securities considered by the Adviser to be of comparable quality. High yield securities are not considered investment grade and are commonly referred to as “junk bonds” or high yield, high risk securities. Investment grade securities that the Fund holds may be downgraded to below investment grade by the rating agencies. If the Fund holds a security that is downgraded, the Fund may choose to retain the security.

While high yield securities generally offer higher yields than higher rated securities (including those of a similar maturity), they also normally carry a high degree of credit and default risk and are considered speculative by the major credit rating agencies. In addition, the Fund’s investments in high yield securities are subject to the risk of subordination to other creditors. Accordingly, in the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of these securities, leaving few or no assets available to repay high yield securities holders, such as the Fund. High yield securities may be issued as a consequence of corporate restructuring or similar events. High yield securities are often issued by smaller, less creditworthy issuers, or by highly leveraged (indebted) issuers or those that are financially distressed, that are generally less able than more established, less leveraged or more creditworthy issuers to make scheduled payments of interest and principal. Thus, investors in high yield securities, such as the Fund, incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. In comparison to investment grade securities, the price movement of these securities is typically influenced less by changes in interest rates and more by the financial and business position, results or outlook of the issuer and other factors, such as general market conditions, negative perceptions of high yield securities generally and competitive industry conditions. The values of high yield securities are more volatile and generally react with greater sensitivity to real or perceived market, economic or issuer-specific changes.

High yield securities are subject to increased call risk, also known as prepayment risk, which is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security in which the Fund has invested, the Fund may not recoup the full amount of its initial investment (including any premiums paid) or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features. In addition, if the Fund experiences net redemptions of its shares, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of its portfolio and increasing its exposure to the risks of high yield securities.

The secondary market for high yield securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions, and high yield securities may be subject to restrictions on resale. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher-rated securities. A less liquid secondary market may adversely affect the market price of a high yield security held by the Fund and the Fund’s ability to dispose of the security. In addition, because high yield securities are less liquid and have less available market pricing, judgment may play a greater role in valuing such securities held by the Fund than is the case with securities trading in a more liquid market. High yield securities that are deemed to be liquid at the time of purchase may become illiquid. Also, future legislation may have a possible negative impact on the market for high yield, high risk securities.

The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer or economy. Investments in high yield securities may be more dependent on the Adviser’s credit analysis than would be the case with investments in investment-grade debt obligations.

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The high yield securities markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news, whether or not it is based on fundamental analysis. Additionally, prices for high yield securities may be affected by legislative and regulatory developments. These developments could adversely affect the Fund’s NAV and investment practices, the secondary market for high yield securities, the financial condition of issuers of these securities and the value and liquidity of outstanding high yield securities, especially in a thinly traded market.

U.S. Government Securities. U.S. government securities refer to a variety of fixed-income securities issued or guaranteed by the U.S. government and its various instrumentalities and agencies. The U.S. government securities that certain Funds may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Funds may purchase securities issued by agencies and instrumentalities of the U.S. government that are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration. Securities issued by the U.S. Treasury and agencies and instrumentalities of the U.S. government generally provide a lower current return than obligations of other issuers. The Fund may also purchase securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks. Further, certain Funds may purchase securities issued by agencies and instrumentalities that are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. U.S. government securities are subject to interest rate risks and can exhibit price fluctuations resulting from increases or decreases in interest rates. The U.S. government securities in which the Fund may invest may pay fixed, floating, variable, or adjustable interest rates.

Agencies. Agencies refer to fixed-income securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities. They may or may not be backed by the full faith and credit of the United States. If they are not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies that are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank and others. Certain debt issued by Resolution Funding Corporation has both its principal and interest backed by the full faith and credit of the U.S. Treasury in that its principal is backed by U.S. Treasury zero coupon issues, while the U.S. Treasury is explicitly required to advance funds sufficient to pay interest on it, if needed. Certain agencies and instrumentalities, such as Ginnie Mae, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make “indefinite and unlimited” drawings on the Treasury if needed to service their debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Banks, Fannie Mae and Freddie Mac, are not guaranteed by the United States, but those institutions are protected by the discretionary authority of the U.S. Treasury to purchase certain amounts of their securities to assist them in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System, are federally chartered institutions under U.S. Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government. Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and the Tennessee Valley Authority (“TVA”).

An instrumentality of the U.S. Government is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Bank, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Fannie Mae.

Corporates. Corporates are fixed-income securities issued by private businesses. The investment return of corporate debt obligations reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument or at all. Holders, as creditors, have a prior legal claim over holders of equity securities of the issuer as to both income and assets for the principal and interest due to the holder.

Commercial Paper. Commercial paper refers to short-term fixed-income securities with maturities ranging from 1 to 270 days. They are primarily issued by corporations needing to finance large amounts of receivables, but may be issued by banks and other borrowers. Commercial paper is issued either directly or through broker-dealers, and may be discounted or interest bearing. Commercial paper is unsecured. Virtually all commercial paper is rated by Moody’s, Fitch or S&P.

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Commercial paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated “A” or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer’s commercial paper is A-1, A-2 or A-3.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) evaluation of the issuer’s industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

With respect to Fitch, a short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets. An F1 rating indicates the strongest intrinsic capacity for timely payment of financial commitments whereas an F2 rating indicates good intrinsic capacity for timely payment of financial commitments.

Floaters. Floaters are fixed-income securities with a rate of interest that varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floating or variable rate obligations may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity.

Inverse Floaters. Inverse floating rate obligations are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases.

Like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. They are more volatile, however, than most other fixed-income securities because the coupon rate on an inverse floater typically changes at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while a drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters may also increase or decrease in value substantially because of changes in the rate of prepayments. Inverse floating rate investments tend to underperform the market for fixed-rate bonds in a rising interest rate environment, but tend to outperform the market for fixed-rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity.

Money Market Instruments. Money market instruments are high quality short-term fixed-income securities. Money market instruments may include obligations of governments, government agencies, banks, corporations and special purpose entities and repurchase agreements relating to these obligations. Certain money market instruments may be denominated in a foreign currency.

Money market instruments may be adversely affected by market and economic events, such as: a rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting domestic issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty or an issuer. These instruments may be subject to federal income, state income and/or other taxes. Instead of investing in money market instruments directly, the Fund may invest in money market funds, including those advised or managed by the Adviser or its affiliates. During unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies.

Cash and Cash Equivalents. For various portfolio management purposes (including during normal market conditions), the Fund may maintain assets in cash or allocate assets to cash equivalents. Holding cash or cash equivalents, rather than securities or other instruments in which the Fund may invest, may cause the Fund to risk losing opportunities to participate

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in market appreciation and may cause the Fund to experience potentially lower returns. In addition, cash equivalents may not be guaranteed as to principal or interest, and the Fund could lose money through these investments.

Cash equivalents are short-term fixed-income securities comprising:

•	Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers’ acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods);
•	Obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars) and U.S. branches of foreign banks (Yankee dollars). Eurodollar and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in various foreign investing sections of this SAI;
•	Any security issued by a commercial bank if (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $250,000 principal amount per certificate and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation (“FDIC”), (ii) in the case of U.S. banks, it is a member of the FDIC and (iii) in the case of foreign branches of U.S. banks, the security is deemed by the Adviser to be of an investment quality comparable with other debt securities which the Fund may purchase;
•	Commercial paper rated at time of purchase by one or more nationally recognized statistical rating organizations (“NRSROs”) in one of their two highest categories (e.g., A-l or A-2 by S&P, Prime 1 or Prime 2 by Moody’s or F1 or F2 by Fitch) or, if unrated, determined to be of comparable quality by the Adviser;
•	Short-term corporate obligations rated high-grade at the time of purchase by an NRSRO (e.g., A or better by Moody’s, S&P or Fitch);
•	U.S. government obligations, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;
•	Government agency securities issued or guaranteed by U.S. government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, TVA and others; and
•	Repurchase agreements collateralized by the securities listed above.

Floating and Variable Rate Obligations. The Fund may purchase floating and variable rate obligations, including floating and variable rate municipal obligations and preferred shares of closed-end funds. The value of these obligations is generally more stable than that of a fixed rate obligation in response to changes in interest rate levels. Subject to the conditions for using amortized cost valuation under the 1940 Act, the Fund may consider the maturity of a variable or floating rate obligation to be shorter than its ultimate stated maturity if the obligation is issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises or by the U.S. Treasury, if the obligation has a remaining maturity of 397 calendar days or less, or if the obligation has a demand feature that permits the Fund to receive payment at any time or at specified intervals not exceeding 397 calendar days. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. The Fund may purchase variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

Municipals. Municipal securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is generally exempt from regular federal income tax at the time of issuance, in the opinion of bond counsel or other counsel to the issuers of such securities. Municipals include both municipal bonds (those securities with maturities of five years or more)

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and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from regular federal income tax. Industrial development bonds are issued by, or on behalf of, public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewage works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer. Private activity bonds are another type of municipal security.

The two principal classifications of municipal bonds are “general obligation” and “revenue” or “special tax” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Thus, these bonds may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes and its ability to maintain a fiscally sound budget. The timely payments may also be influenced by any unfunded pension liabilities or other post-employee benefit plan liabilities. These bonds may also depend on legislative appropriation and/or funding or other support from other governmental bodies in order to make payments. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. As a result, these bonds historically have been subject to a greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations.

Industrial revenue bonds in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Short-term municipal obligations issued by states, cities, municipalities or municipal agencies, include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes and short-term discount notes.

Private activity bonds may be used by municipalities to finance the development of industrial facilities for use by private enterprise. Principal and interest payments are to be made by the private enterprise benefitting from the development, which means that the holder of the bond is exposed to the risk that the private issuer may default on the bond. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the corporate user (and/or any guarantor).

Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal notes include bond anticipation notes, revenue anticipation notes and tax and revenue anticipation notes. These are short-term debt obligations issued by state and local governments to aid cash flows while waiting for taxes or revenue to be collected, at which time the debt is retired. Other types of municipal notes in which a Fund may invest are construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

Municipal bonds generally include debt obligations issued by or on behalf of states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works. Municipal bonds may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. In addition, municipal bonds may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Note obligations with demand or put options may have a stated maturity but permit any holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer of such notes normally has a corresponding right, after a given period, to repay at its discretion the outstanding principal of the note plus accrued interest upon a specific

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number of days’ notice to the bondholders. The interest rate on a demand note may be based upon a known lending rate, such as the prime lending rate, and be adjusted when such rate changes, or the interest rate on a demand note may be a market rate that is adjusted at specified intervals. Each note purchased by the Funds will meet the quality criteria set out in the Prospectus for each Fund.

The yields of municipal bonds depend on, among other things, general money market conditions, conditions in the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody’s and S&P represent their opinions of the quality of the municipal bonds rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon, but with different ratings, may have the same yield. It will be the responsibility of the Adviser to appraise independently the fundamental quality of the bonds held by the Funds.

Municipal bonds are sometimes purchased on a “when-issued” or “delayed-delivery” basis, which means the Fund has committed to purchase certain specified securities at an agreed-upon price when they are issued. The period between commitment date and issuance date can be a month or more. It is possible that the securities will never be issued and the commitment canceled.

From time to time proposals have been introduced before Congress to restrict or eliminate the regular federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future.

Similarly, from time to time proposals have been introduced before state and local legislatures to restrict or eliminate the state and local income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future.

The Funds may also purchase bonds the income on which is subject to the alternative minimum tax (“AMT bonds”). AMT bonds are tax-exempt private activity bonds issued after August 7, 1986, the proceeds of which are directed, at least in part, to private, for-profit organizations. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item in the calculation of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to some taxpayers who have certain adjustments to income or tax preference items.

Municipal obligations of any type, such as general obligation and revenue or special tax bonds as well as other municipal obligations associated with specific projects, can be negatively affected by changing demographic trends, such as population shifts or changing tastes and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments, as well as reduced demand for properties, revenues or goods. As a result of various economic, market and other factors, there could be reduced tax or other revenue available to issuers of municipal obligations and, in turn, increased budgetary and financial pressure on municipalities and other issuers of municipal obligations, which could adversely impact the risks associated with municipal obligations of such issuer. As a result, the Fund’s investments in municipal obligations may be subject to heightened risks relating to the occurrence of such developments.

An issuer of municipal securities may file for bankruptcy or otherwise seek to reorganize its debts by extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures, in each case which may significantly affect the rights of creditors and the value of the municipal securities and the value of a Fund’s investments in such municipal securities. In addition, changes to bankruptcy laws may adversely impact a Fund’s investments in municipal securities, including creditor rights, if the issuer seeks bankruptcy protection.

Build America Bonds are taxable municipal securities on which the issuer receives federal support of the interest paid. Assuming certain specified conditions are satisfied, issuers of Build America Bonds may either (i) receive reimbursement from the U.S. Treasury with respect to a portion of its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). Unlike most other municipal securities, interest received on Build America Bonds is subject to federal and state income tax. Issuance of Build America Bonds ceased on December 31, 2010. The number of Build America Bonds available in the market is limited, which may negatively affect the value of the Build America Bonds.

The Funds may hold municipal private placements. These securities are sold through private negotiations, usually to institutions or mutual funds, and generally have resale restrictions. Their yields are usually higher than comparable public securities to compensate the investor for their limited marketability.

State and Municipal Project-Specific Risk. The Fund may invest in municipal securities that are related in such a way that an economic, business, or political development or change affecting one such security would likewise affect the other

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municipal securities. For example, the Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, principal only municipal investments, revenue bonds and industrial development bonds) and in one or more states, territories and economic sectors (such as housing, hospitals, healthcare facilities or utilities). Because the Fund may invest a significant portion of its assets in obligations issued in one or more states and/or U.S. territories and in certain types of municipal or other obligations and/or in certain sectors, the value of Fund shares may be affected by events that adversely affect that state, U.S. territory, sector or type of obligation and may fluctuate more than that of a fund that invests more broadly. These developments or changes may include, among other things, legislative developments involving the financing of projects, judicial decisions regarding the validity of the projects or the means of financing such projects, shortages or price increases of materials needed for the project or declining needs for the projects as well as other developments that may adversely affect municipalities and other issuers of municipal securities located within the same state, such as natural disasters, health emergencies, and adverse economic, political or social environments. General obligation bonds issued by municipalities can be adversely affected by, among other things, economic downturns and other developments that result in a decline in tax revenues. Revenue bonds can be adversely affected by, among other things, the negative economic performance or viability of the facility or revenue source.

Tax-Exempt Variable Rate Demand Notes. Tax-exempt variable rate demand notes are variable rate tax-exempt debt obligations that give investors the right to demand principal repayment. Due to cyclical supply and demand considerations, at times the yields on these obligations can exceed the yield on taxable money market obligations. The interest rate on these instruments may be reset daily, weekly or on some other reset period and may have a floor or ceiling on interest rate changes. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate. The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the issuer. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV.

Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days’ notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. If these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to demand payment will be dependent on the ability of the issuer to pay principal and interest on demand. In addition, these obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days’ notice to the holders. There is no assurance that the Fund will be able to reinvest the proceeds of any prepayment at the same interest rate or on the same terms as those of the original instrument.

In the absence of an active secondary market for floating rate and variable rate demand notes, the Fund may find it difficult to dispose of the instruments, and the Fund could suffer a loss if the issuer defaults or during periods in which the Fund is not entitled to exercise its demand rights. If a reliable trading market for the floating rate and variable rate instruments held by the Fund does not exist and the Fund may not demand payment of the principal amount of such instruments within seven days, the instruments may be deemed illiquid and therefore subject to the Fund’s limitation on investments in illiquid securities.

Variable Rate Instruments. Variable rate instruments provide for adjustments in the interest or dividend rate payable on the instrument at specified intervals (daily, weekly, monthly, semiannually, etc.) based on market conditions, credit ratings or interest rates and the investor may have the right to “put” the security back to the issuer or its agent. Variable rate instruments normally provide that the holder can demand payment of the instrument on short notice at par with accrued interest. These instruments may be secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund may use these instruments as cash equivalents pending longer term investment of its funds. The rate adjustment features may limit the extent to which the market value of the instruments will fluctuate.

Mortgage-Related Securities. Mortgage-related securities are securities that, directly or indirectly, represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities include collateralized mortgage obligations and MBS issued or guaranteed by agencies or instrumentalities of the U.S. Government or by private sector entities.

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Mortgage-Backed Securities. With mortgage-backed securities (“MBS”), many mortgagees’ obligations to make monthly payments to their lending institution are pooled together and the risk of the mortgagees’ payment obligations is passed through to investors. The pools are assembled by various governmental, government-related and private organizations. The Fund may invest in securities issued or guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae, private issuers and other government agencies. MBS issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk, since private issuers may not be able to meet their obligations under the policies. If there is no guarantee provided by the issuer, the Fund will purchase only MBS that, at the time of purchase, are rated investment grade by one or more NRSROs or, if unrated, are deemed by the Adviser to be of comparable quality.

MBS are issued or guaranteed by private sector originators of or investors in mortgage loans and structured similarly to governmental pass-through securities. Because private pass-throughs typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality, however, they are generally structured with one or more of the types of credit enhancement described below. Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S. Government as Ginnie Mae certificates are. Freddie Mac securities are supported by Freddie Mac’s right to borrow from the U.S. Treasury. Each of Ginnie Mae, Fannie Mae and Freddie Mac guarantees timely distributions of interest to certificate holders. Each of Ginnie Mae and Fannie Mae also guarantees timely distributions of scheduled principal. Although Freddie Mac has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan, Freddie Mac now issues MBS (Freddie Mac Gold PCS) that also guarantee timely payment of monthly principal reductions. Resolution Funding Corporation obligations are backed, as to principal payments, by zero coupon U.S. Treasury bonds and, as to interest payments, ultimately by the U.S. Treasury.

There are two methods of trading MBS. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical MBS transaction, called a to-be-announced (“TBA”) transaction, in which the type of MBS to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement are announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through MBS are traded on a TBA basis. Investments in TBAs may give rise to a form of leverage and may cause the Fund’s portfolio turnover rate to appear higher. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged.

Like fixed-income securities in general, MBS will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancing of home mortgages, with the result that the average life of MBS held by the Fund may be lengthened. As average life extends, price volatility generally increases. This extension of average life causes the market price of the MBS to decrease further when interest rates rise than if their average lives were fixed. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of the average life movement could be and to calculate the effect that it will have on the price of the MBS. In selecting MBS, the Adviser looks for those that offer a higher yield to compensate for any variation in average maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories. The Fund may invest, without limit, in MBS issued by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. The Fund will purchase securities issued by private issuers that are rated investment grade at the time of purchase by Moody’s, Fitch or S&P or are deemed by the Adviser to be of comparable investment quality.
Fannie Mae Certificates. Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. Each Fannie Mae certificate represents a pro rata interest in one or more pools of mortgage loans insured by the Federal Housing Administration under the National Housing Act of 1934, as amended (the “Housing Act”), or Title V of the Housing Act of 1949 (“FHA Loans”), or guaranteed by the Department of Veteran Affairs under the Servicemen’s Readjustment Act of 1944, as amended (“VA Loans”), or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate and adjustable mortgage loans secured by multi-family projects.

Freddie Mac Certificates. Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended (the “FHLMC Act”). Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a “Freddie Mac Certificate group”) purchased by Freddie Mac. The mortgage loans

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underlying the Freddie Mac Certificates consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one-to-four-family residential properties or multi-family projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

Ginnie Mae Certificates. Ginnie Mae is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The Housing Act authorizes Ginnie Mae to guarantee the timely payment of the principal and interest on certificates that are based on and backed by a pool of FHA Loans, VA Loans or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the U.S. Treasury with no limitations as to amount.

Each Ginnie Mae certificate represents a pro rata interest in one or more of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multi-family residential properties under construction; (vi) mortgage loans on completed multi-family projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower’s monthly payments during the early years of the mortgage loans (“buydown” mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one-to-four-family housing units.

Lease Obligations. Included within the revenue bonds category in which certain Funds may invest are participations in lease obligations or installment purchase contracts (hereinafter collectively called “lease obligations”) of municipalities. State and local governments, agencies or authorities issue lease obligations to acquire equipment and facilities. Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases, and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer), have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing “non-appropriation” clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

In addition, lease obligations do not have the depth of marketability associated with more conventional municipal obligations, and, as a result, certain of such lease obligations may be considered illiquid securities. The Adviser, pursuant to procedures adopted by the Trustees, will make a determination as to the liquidity of each lease obligation purchased by the Fund. If a lease obligation is determined to be “liquid,” the security will not be included within the category “illiquid securities.”

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security or basket of securities and simultaneously commits to resell that security or basket to the seller (a bank, broker or dealer) at a mutually agreed-upon date and price. The resale price reflects the purchase price plus an agreed-upon market rate of interest which is not directly related to the coupon rate or date of maturity of the purchased security. The term of these agreements usually ranges from overnight to one week, and never exceeds one year. Repurchase agreements with a term of over seven days are considered illiquid.

In these transactions, the Fund receives securities that have a market value at least equal to the purchase price (including accrued interest) of the repurchase agreement, and this value is maintained during the term of the agreement. These securities are held by the Fund’s custodian or an approved third-party for the benefit of the Fund until repurchased. Repurchase agreements permit the Fund to remain fully invested while retaining overnight flexibility to pursue investments of a longer-term nature. If the seller defaults and the value of the repurchased securities declines, the Fund might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Fund’s realization upon the collateral may be delayed.

While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures approved by the Trustees that are designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial

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condition will be continually monitored by the Adviser. In addition, as described above, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund may invest in repurchase agreements backed by municipal securities and non-governmental collateral such as corporate debt obligations, convertible securities and common and preferred stock. Certain of these securities may be rated below investment grade. Repurchase agreements involving obligations other than U.S. government securities may be subject to special risks. Repurchase agreements secured by obligations that are not eligible for direct investment under the Fund’s investment objectives and restrictions may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent.

The Fund may enter into repurchase agreements on a forward commitment basis. To the extent the Fund does so and the counterparty to the trade fails to effectuate the trade at the scheduled time, the Fund may be forced to deploy its capital in a repurchase agreement with a less favorable rate of return than it otherwise may have achieved or may be unable to enter into a repurchase agreement at all at the desired time.

In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require that every direct participant of the CCA (which generally would be a bank or broker-dealer) submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which it is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services.

The Treasury repo transactions of the Fund with any direct participants of a CCA will be subject to the mandatory clearing requirement. Compliance with the clearing mandate for Treasury repo transactions will be required by June 30, 2027. The Fund will be required to clear all or substantially all of its Treasury repo transactions as of the compliance date. There are currently substantial regulatory and operational uncertainties associated with the implementation of these requirements which may affect the cost, terms and/or availability of cleared repo transactions.

Distressed and Defaulted Securities. Distressed and defaulted securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities. Certain Funds will generally not receive interest payments on the distressed securities and the repayment of principal may also be at risk. These securities may present a substantial risk of default or may be in default at the time of investment. The repayment of defaulted securities is also subject to significant uncertainties. The Fund may incur substantial expenses in seeking recovery upon a default in the payment of principal of or interest on its portfolio holdings. If the portfolio company is forced to reorganize or liquidate, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Asset-Backed Securities. Certain Funds may invest in asset-backed securities. Asset-backed securities utilize the securitization techniques used to develop MBS. These techniques are also applied to a broad range of other assets. Various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through structures. These types of securities are known as asset-backed securities. The Fund may invest in any type of asset-backed security. Asset-backed securities have risk characteristics similar to MBS. Like MBS, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of MBS, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. The Fund may be exposed to fixed, variable or floating rate loans through its investment in asset-backed securities.

Collateralized Loan Obligations. Certain Funds may invest in collateralized loan obligations (“CLOs”). A CLO is an asset-backed security typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes or tranches of CLO holders, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. The Fund and other investors in CLOs ultimately bear the credit and interest rate risks of the underlying collateral. CLOs are also subject to call risk, as the majority investor

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in the equity tranche of a CLO typically can redeem its investment in full after a certain period of time. If a CLO held by the Fund is called, the Fund may have to reinvest the proceeds at a disadvantageous time or under disadvantageous conditions.

CLOs issue classes or “tranches” that offer various maturity, risk and yield characteristics. Tranches are categorized as senior, mezzanine and subordinated/equity, according to their degree of risk.

Interest on a CLO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. In the event of sufficient early prepayments on such debt instruments, the class or tranche of CLO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CLOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure their priority with respect to other CLO tranches that remain outstanding. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of the CLOs take precedence over those of mezzanine tranches and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Because it is partially protected from defaults, a senior tranche of a CLO typically has higher credit ratings and lower yields than its underlying collateral and may be rated investment grade. If a CLO triggers an event of default as a result of failing to make payments when due or for other reasons, the CLO would be subject to the possibility of liquidation, which could result in full loss of value to the CLO equity or junior debt investors.

The underlying assets (e.g., loans) are subject to prepayments which shorten the securities’ weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in market value, that is changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement. Such risks are generally heightened in the case of middle market CLOs, whose underlying loan collateral is generally comprised of loans to smaller issuers for which less information is available. Certain CLOs may not hold loans directly, but rather, use derivatives such as swaps to create “synthetic” exposure to the collateral pool of loans. Such CLOs entail the risks of derivative instruments.

Temporary Investments. Under adverse or unstable market conditions or abnormal circumstances or when the Adviser believes that changes in market, economic, political or other conditions warrant, the Fund may, in the discretion of the Adviser, take temporary positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to such conditions or circumstances. For example, the Fund may invest without limit in cash, cash equivalents or other fixed-income instruments, derivatives, repurchase agreements or securities of other investment companies, including money market funds, for temporary purposes. In addition, when the Adviser believes that conditions warrant, including when suitable municipal obligations are unavailable, the Fund may invest without limit in securities subject to federal income tax or in securities that pay interest income subject to the federal “alternative minimum tax.” Under such circumstances, a higher portion of the Fund’s distributions will likely be subject to federal income tax and/or the federal alternative minimum tax. If the Adviser incorrectly predicts the effects of these changes or during periods of temporary defensive or other temporary positions, such temporary investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Variable Rate Master Demand Notes. These are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

Zero Coupons, Pay-In-Kind Securities or Deferred Payment Securities. Zero coupon, pay-in-kind and deferred payment securities are all types of fixed-income securities on which the holder does not receive periodic cash payments of interest or principal. Generally, these securities are subject to greater price volatility and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular intervals. Although the Fund will not receive cash periodic coupon payments on these securities, the Fund may be deemed to have received interest income, or “phantom income” during the life of the obligation. The Fund may have to distribute such phantom income to avoid taxes at the Fund level, although it has not received any cash payment.

Zero Coupons. Zero coupons are fixed-income securities that do not make regular interest payments. Instead, zero coupons are sold at a discount from their face value. The difference between a zero coupon’s issue or purchase price and its face

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value represents the imputed interest an investor will earn if the obligation is held until maturity. For tax purposes, a portion of this imputed interest is deemed as income received by zero coupon bondholders each year. Each Fund intends to pass along such interest as a component of the Fund’s distributions of net investment income.

Zero coupons may offer investors the opportunity to earn a higher yield than that available on ordinary interest-paying obligations of similar credit quality and maturity. However, zero coupon prices may also exhibit greater price volatility than ordinary fixed-income securities because of the manner in which their principal and interest are returned to the investor.

Pay-In-Kind Securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities.

Deferred Payment Securities. Deferred payment securities are securities that remain zero coupons until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

Eurodollar and Yankee Dollar Obligations. The Fund may invest in Eurodollar and Yankee dollar obligations. Eurodollar and Yankee dollar obligations are fixed-income securities that include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Eurodollar obligations may include bonds issued and denominated in euros. Eurodollar obligations may be issued by government and corporate issuers in Europe. Yankee dollar obligations, which include time deposits and certificates of deposit, are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar bank obligations, which include time deposits and certificates of deposit, are U.S. dollar-denominated obligations issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. The Fund may consider Yankee dollar obligations to be domestic securities for purposes of their investment policies.

Eurodollar and Yankee dollar obligations are subject to the same risks as domestic issues, notably credit risk, market risk and liquidity risk. However, Eurodollar (and to a limited extent, Yankee dollar) obligations are also subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Preferred Securities. Preferred securities have many of the characteristics of and are subject to many of the risks associated with both fixed-income securities and equity securities. Preferred securities are securities that evidence ownership in a corporation and may pay fixed or adjustable rates of return. As with fixed-income securities, the market value of preferred securities is sensitive to changes in interest rates. Preferred securities generally decrease in value if interest rates rise and increase in value if interest rates fall. Preferred securities involve credit risk, which is the risk that preferred securities will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. A company’s preferred securities generally pay dividends after the company makes the required payments to holders of its bonds and other debt instruments but before dividend payments are made to common stockholders, subjecting them to greater credit risk than those debt securities.

However, preferred securities may not pay scheduled dividends or dividends payments may be in arrears. The value of preferred securities may react more strongly than bonds and other debt instruments to actual or perceived changes in the company’s financial condition or prospects. Preferred securities often include provisions that permit the issuer, at its discretion, to defer distributions for a stated period without any adverse consequences to the issuer.

In addition, preferred securities are also subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Certain preferred securities may be convertible to common stock. See “Convertible Securities” and “Contingent Convertible Instruments.” Preferred securities may be subject to redemption at the option of the issuer at a predetermined price. In the event of redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred securities may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and U.S. government securities.

Emerging Market Securities. Certain Funds may invest in emerging market securities. An emerging market security is a security issued by an emerging market foreign government or private issuer. An emerging market foreign government or private issuer has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market or developing country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in an emerging market or developing country or has at least 50%

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of its assets, core business operations and/or employees in an emerging market or developing country; or (iii) it is organized under the laws of, or has a principal office in, an emerging market or developing country. Based on these criteria it is possible for a security to be considered issued by an issuer in more than one country. Therefore, it is possible for the securities of any issuer that has one or more of these characteristics in connection with any emerging market or developing country to be considered an emerging market security when held in one Fund, but not considered an emerging market security when held in another Fund if it has one or more of these characteristics in connection with a developed country.

Emerging market describes any country that is generally considered to be an emerging or developing country by major organizations in the international financial community or by the Fund’s benchmark index.

The economies of individual emerging market or developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation or deflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market or developing countries, and the extent of foreign investment in certain fixed-income securities and domestic companies may be subject to limitation in other emerging market or developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market or developing countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries, or may be the subject of restrictions imposed by such countries. The Fund could be adversely affected by restrictions on and delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

Investment in emerging market or developing countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations and in entities that have little or no proven credit rating or credit history. In any such case, the issuer’s poor or deteriorating financial condition may increase the likelihood that the Fund will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market or developing countries also pose the risk of nationalization, expropriation or confiscatory taxation, confiscation of assets and property, political changes, government regulation, increased potential for market manipulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the Fund’s investments in those countries, or result in a loss of such investments. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States. The Fund may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself). For example, custodial and/or settlement systems in emerging and frontier market countries may be less developed than in developed countries and are subject to potential adverse market or government actions or legal or other restrictions or limitations restricting the Fund’s ability to recover assets held by foreign custodians (or sub-custodians) or otherwise adversely affecting the Fund’s investments in such countries.

Foreign Securities. Investing in foreign securities (including depositary receipts) involves certain special risks which are not typically associated with investments in the securities of U.S. issuers, that can increase the chances that the Fund will lose money. Foreign issuers are not generally subject to uniform accounting, corporate governance, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers may be less liquid and more volatile than securities of comparable domestic issuers. There is generally less stringent investor protections and disclosure standards, and less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic developments (including regional and global conflict) which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently are higher

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than the costs of investing in the United States. Although the Adviser endeavors to achieve the most favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

Securities registration, custody, and settlement of foreign securities may be subject to delays and legal and administrative uncertainties. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks it does not have in the United States. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than the cost of investing in domestic securities. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may also limit the Fund’s ability to buy and sell securities.

Pursuant to regulatory changes effective in May 2024, many U.S., Canadian and Mexican securities transitioned to a “T+1” (trade date plus one day) settlement cycle, while securities trading in most other markets typically have longer settlement cycles. As a result, there can be potential operational, settlement and other risks for the Funds associated with differences in settlement cycles between markets. In addition, investments in certain foreign markets that have historically been considered stable may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. For instance, if one or more countries leave the European Union (“EU”) or the EU dissolves, the world’s securities markets likely will be significantly disrupted.

Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency.

On February 1, 2022, the European Union adopted a settlement discipline regime pursuant to Central Securities Depositories Regulation (“CSDR”) that introduced new measures for the authorization and supervision of European Union Central Security Depositories. CSDR aims to reduce the number of settlement fails that occur in European Economic Area (“EEA”) central securities depositories (“CSDs”) and address settlement fails where they occur. Under the regime, among other things, EEA CSDs are required to impose cash penalties on participants that cause settlement fails and distribute these to receiving participants. The CSDR requirements apply to transactions in transferable securities (e.g., stocks and bonds), money market instruments, shares of funds and emission allowances that will be settled through an EEA CSD and are admitted to trading or traded on an EEA trading venue or cleared by an EEA central counterparty. The Fund may bear the net effect of any penalties and credits incurred under the CSDR in respect of its trading, which could increase the Fund’s expenses and adversely affect Fund performance. The Adviser may seek reimbursement from the relevant broker, agent, or subadviser (as applicable), as determined by the Adviser from time to time, although there can be no assurance that the Adviser will seek such reimbursement or that the Fund will recover or be reimbursed for any amounts at issue.

Investments in securities of foreign issuers may be denominated in foreign currencies. Accordingly, the value of the Fund’s assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. The Fund may incur costs in connection with conversions between various currencies.

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments (including regional and global conflict), wars, the imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. International trade barriers or economic sanctions against foreign countries, organizations, companies, entities and/or individuals, may adversely affect the Fund’s foreign holdings or exposures.

Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Fund’s investments. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets back into the U.S., or otherwise

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adversely affect the Fund’s operations. Certain foreign investments may become less liquid and decline in value in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value.

The U.S. and governments of other countries may renegotiate some or all of its global trade relationships and may impose or threaten to impose significant import tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions) could lead to price volatility and overall declines in U.S. and global investment markets. In addition, the Holding Foreign Companies Accountable Act (the “HFCAA”) could cause securities of a foreign (non-U.S.) company, including ADRs, to be delisted from U.S. stock exchanges if the company does not allow the U.S. government to oversee the auditing of its financial information. Although the requirements of the HFCAA apply to securities of all foreign (non-U.S.) issuers, the SEC has thus far limited its enforcement efforts to securities of Chinese companies. If securities are delisted, the Fund’s ability to transact in such securities will be impaired, and the liquidity and market price of the securities may decline. The Fund may also need to seek other markets in which to transact in such securities, which could increase the Fund’s costs.

Certain foreign governments may levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes may be recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. A Fund’s net asset value may decrease if the Fund’s claim to recover foreign withholding taxes is not successful. See “Taxes — Special Tax Considerations Relating to Foreign Investments”, below.

Unless otherwise noted in a Fund’s Prospectus, the Adviser may consider an issuer to be from a particular country (including the United States) or geographic region if: (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in that country or geographic region or has at least 50% of its assets, core business operations and/or employees in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in, that country or geographic region. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country or geographic region.

Foreign securities may include, without limitation, foreign equity securities, which are equity securities of a non-U.S. issuer, foreign government fixed-income securities, which are fixed-income securities issued by a government other than the U.S. Government or government-related issuer in a country other than the United States, and foreign corporate fixed-income securities, which are fixed-income securities issued by an issuer in a country other than the United States.

Investments in foreign companies and countries are subject to economic sanction and trade laws in the United States and other jurisdictions. These laws and related governmental actions may, from time to time, prohibit the Fund from investing in certain countries and in certain companies. Investments in certain countries and companies may be, and have in the past been, restricted as a result of the imposition of economic sanctions. In addition, economic sanction laws in the United States and other jurisdictions may prohibit the Fund from transacting with a particular country or countries, organizations, companies, entities and/or individuals. These types of sanctions may significantly restrict or completely prohibit investment activities in certain jurisdictions.

Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities or groups of securities (in the sanctioned country and other markets), and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund.

In addition, such economic sanctions or other government restrictions could impair the Fund’s ability to meet its investment objective or invest in accordance with its investment strategy because the Fund may, for example, be prohibited from investing in securities issued by companies subject to such restrictions and the Fund could be required to freeze or divest its existing investments that the Adviser would otherwise consider to be attractive.

The risks posed by economic sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.

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Chinese Fixed-Income Investments. The Fund may invest in Chinese fixed-income securities traded in the China Interbank Bond Market (“CIBM”) through the Bond Connect program (“Bond Connect”), which allows non-Chinese-domiciled investors (such as the Fund) to purchase certain fixed-income investments available in China’s interbank bond market. Bond Connect utilizes the trading infrastructure of both Hong Kong and China. Bond Connect therefore is not available when there are trading holidays in Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when the Fund is unable to add to or exit its position. Securities offered via Bond Connect may lose their eligibility for trading through the program at any time, in which case they may be sold but could no longer be purchased through Bond Connect. Because Bond Connect is relatively new, its effects on the Chinese interbank bond are uncertain. In addition, the trading, settlement and information technology systems required for non-Chinese investors in Bond Connect are relatively new and continuing to evolve. In the event that the relevant systems do not function properly, trading via Bond Connect could be disrupted, adversely affecting the ability of the Fund to acquire or dispose of securities through Bond Connect in a timely manner, which in turn could adversely impact the Fund’s performance.

Bond Connect is subject to regulation by both Hong Kong and China. There can be no assurance that further regulations will not affect the availability of securities in the program, the frequency of redemptions or other limitations. In China, Bond Connect securities are held on behalf of ultimate investors (such as the Fund) by the Hong Kong Monetary Authority Central Money Markets Unit via accounts maintained with China’s two clearinghouses for fixed-income securities. While Chinese regulators have affirmed that the ultimate investors hold a beneficial interest in Bond Connect securities, the law surrounding such rights continues to develop, and the mechanisms that beneficial owners may use to enforce their rights are untested and therefore pose uncertain risks, with legal and regulatory risks potentially having retroactive effect. Further, courts in China have limited experience in applying the concept of beneficial ownership, and the law surrounding beneficial ownership will continue to evolve as they do so. There is accordingly a risk that, as the law is tested and developed, the Fund’s ability to enforce its ownership rights may be negatively impacted, which could expose the Fund to the risk of loss on such investments. The Fund may not be able to participate in corporate actions affecting Bond Connect securities due to time constraints or for other operational reasons, and payments of distributions could be delayed. Market volatility and potential lack of liquidity due to low trading volume of certain bonds may result in prices of those bonds fluctuating significantly; in addition, the bid-ask spreads of the prices of such securities may be large, and the Fund may therefore incur significant costs and suffer losses when selling such investments. More generally, bonds traded in CIBM may be difficult or impossible to sell, which could further impact the Fund’s ability to acquire or dispose of such securities at their expected prices. Bond Connect trades are settled in Renminbi (“RMB”), the Chinese currency, and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed. Moreover, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules. Finally, uncertainties in the Chinese tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for the Fund. The withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

Under the prevailing applicable Bond Connect regulations, the Fund participates in Bond Connect through an offshore custody agent, registration agent or other third parties (as the case may be), who would be responsible for making the relevant filings and account opening with the relevant authorities. The Fund is therefore subject to the risk of default or errors on the part of such agents.

Foreign Currency Transactions. The U.S. dollar value of the assets of certain Funds, to the extent they invest in securities denominated in foreign currencies, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the then-prevailing spot rate in the foreign currency exchange market. The Fund also may manage its foreign currency transactions by entering into foreign currency forward exchange contracts to purchase or sell foreign currencies or by using other instruments and techniques described under “Derivatives.”

Under normal circumstances, consideration of the prospect for changes in the values of currency will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to use such derivative products when it determines that it is in the best interests of the Fund. It may not be practicable to hedge foreign currency risk in all markets, particularly emerging markets.

Brady Bonds. Brady Bonds are fixed-income securities that are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. They may be collateralized or uncollateralized and issued in various

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currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter (“OTC”) secondary market. The Fund will invest in Brady Bonds only if they are consistent with the Fund’s quality specifications. Dollar-denominated, collateralized Brady Bonds may be fixed-rate par bonds or floating rate discount bonds. Interest payments on Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed-rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized.

Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments due on the Brady Bonds in the normal course. However, Brady Bonds should be viewed as speculative in light of the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.

Investment Funds. Some emerging market countries have laws and regulations that currently preclude direct investment or make it undesirable to invest directly in the securities of their companies. However, indirect investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through investment funds that have been specifically authorized. Certain Funds may invest in these investment funds subject to the provisions of the 1940 Act, as applicable, and other applicable laws. The Fund will invest in such investment funds only where appropriate given that the Fund’s shareholders will bear indirectly the layer of expenses of the underlying investment funds in addition to their proportionate share of the expenses of the Fund.

Sovereign Debt. Debt obligations known as “sovereign debt” are obligations of governmental issuers in emerging market or developing countries and industrialized countries. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

A governmental entity’s willingness or ability to repay principal and pay interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government’s dependence on expected disbursements from third parties, the government’s policy toward the International Monetary Fund and the political constraints to which a government may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a debtor’s implementation of economic reforms or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the government debtor, which may further impair such debtor’s ability or willingness to timely service its debts. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements. The issuers of the government debt securities in which the Fund may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. There can be no assurance that the Brady Bonds and other foreign government debt securities in which the Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the Fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Loans of Portfolio Securities. The Fund may lend its portfolio securities to brokers, dealers, banks and other institutional investors. By lending its portfolio securities, the Fund attempts to increase its net investment income through the receipt of

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interest on the cash collateral with respect to the loan or fees received from the borrower in connection with the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund expects to employ an agent to implement the securities lending program and the agent receives a fee from the Fund for its services. The Fund will not lend more than 33 1/3% of the value of its total assets.

The Fund may lend its portfolio securities so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the rules and regulations or interpretations of the SEC thereunder, which currently require that (i) the borrower pledge and maintain with the Fund collateral consisting of liquid, unencumbered assets having a value not less than 100% of the value of the securities loaned; (ii) the borrower adds to such collateral whenever the price of the securities loaned rises (i.e., the borrower “marks-to-market” on a daily basis); (iii) the loan be made subject to termination by the Fund at any time; and (iv) the Fund receives a reasonable return on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. In addition, voting rights may pass with the loaned securities, but the Fund will retain the right to call any security in anticipation of a vote that the Adviser deems material to the security on loan.

Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral, which may result in a loss of money by the Fund. There may be risks of delay and costs involved in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. These delays and costs could be greater for foreign securities. However, loans will be made only to borrowers deemed by the Adviser to be creditworthy and when, in the judgment of the Adviser, the income that can be earned from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer, bank or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Trust’s Board of Trustees. The Fund also bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is the risk that the price of the securities will increase while they are on loan and the collateral will not be adequate to cover their value.

Money Market Securities. The Fund may invest in various money market securities for cash management purposes or when assuming a temporary defensive position, which among others may include commercial paper, bankers’ acceptances, bank obligations, corporate debt securities, certificates of deposit, U.S. government securities, obligations of savings institutions and repurchase agreements. Such securities are limited to:

U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes and bonds; issuers, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), that are supported by the discretionary authority of the U.S. government to purchase certain obligations of the issuer to assist in meeting its debt obligations; and other issuers, such as the Federal Farm Credit System, that are supported only by the credit of such issuer.

If a U.S. government security is not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Bank Obligations. Obligations (including certificates of deposit, time deposits and bankers’ acceptances) of banks subject to regulation by the U.S. Government and having total assets of $1 billion or more, and instruments secured by such obligations, not including obligations of foreign branches of domestic banks except to the extent below;

Eurodollar Certificates of Deposit. Eurodollar certificates of deposit issued by foreign branches of domestic banks having total assets of $1 billion or more;

Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations, having total assets of $1 billion or more;

Fully Insured Certificates of Deposit. Certificates of deposit of banks and savings institutions, having total assets of less than $1 billion, if the principal amount of the obligation is federally insured by the Bank Insurance Fund or the Savings Association Insurance Fund (each of which is administered by the FDIC), limited to $250,000 principal amount per certificate and to 10% or less of the Fund’s total assets in all such obligations and in all illiquid assets, in the aggregate;

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Commercial Paper. Commercial paper rated within the two highest grades by one or more nationally recognized statistical rating organizations or, if not rated, issued by a company having an outstanding debt issue determined to be of comparable quality by the Adviser.

Non-Publicly Traded Securities, Private Placements and Restricted Securities. The Fund may invest in securities that are neither listed on a stock exchange nor traded OTC, including privately placed and restricted securities, which are generally subject to resale or transfer restrictions or prohibitions as a matter of contract and/or under applicable U.S. federal securities laws, including Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses to a Fund. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Private placements and restricted securities may be classified as illiquid and subject to the limitations discussed under “Illiquid Investments.” Although these securities may be resold in privately negotiated transactions or pursuant to an exemption from registration under applicable securities laws, the prices realized from these sales could be less than those originally paid by the Funds or less than what may be considered the fair value of such securities. The amount of discount from the prevailing market price may vary depending on the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted security and prevailing supply and demand conditions. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, including readily available market quotations, may also adversely affect the ability of the Fund to arrive at a fair value for certain securities at certain times and could make it difficult for the Fund to sell certain securities.

If restricted securities or privately placed securities are required to be registered under the securities laws of one or more jurisdictions before being sold, the Fund may be required to bear the expenses of registration and transaction costs may be higher for these securities generally. In such cases, a considerable time period may elapse between the time the Fund decides to sell the security and the time it is permitted to sell the security under an effective registration statement. During this time period, adverse market conditions may develop, which could result in a Fund obtaining less favorable pricing terms for its sale of the security than it would have if the security had been sold promptly.

Private placements and restricted securities may involve greater risks than investments in securities of publicly traded companies. In addition, issuers of such securities may have limited financial resources, be unable to meet their obligations and tend to be in earlier stages of development.

Depositary Receipts. Depositary receipts represent an ownership interest in securities of foreign companies (an “underlying issuer”) that are deposited with a depositary. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include American depositary receipts (“ADRs”), global depositary receipts (“GDRs”) and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as “Depositary Receipts”). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution and evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. ADRs also include American depositary shares. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be “sponsored” or “unsponsored.” Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of the Fund’s investment policies, the Fund’s investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.

Private Investments in Public Equity. The Funds may purchase equity securities, in a private placement, that are issued by issuers who have outstanding, publicly-traded equity securities of the same class (“private investments in public equity” or “PIPEs”). PIPEs involve the direct placement of equity securities to a purchaser such as a Fund and are subject to the risks associated with equity securities. Shares in PIPEs are commonly sold at a discount to the current market value per share of the issuer’s publicly traded securities. Shares in PIPEs generally are not registered with the SEC until after a certain

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time period from the date the private sale is completed. This restricted period can last many months and potentially longer. Until the public registration process is completed, PIPEs are restricted as to resale and the Funds cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect. Any number of factors may prevent or delay a proposed registration. There is no guarantee that an active trading market for such securities will exist at the time of disposition, and the lack of such a market could hurt the market value of a Fund’s investments. Even if a Fund’s shares in PIPEs become registered, or a Fund is able to sell the securities through an exempt transaction, a Fund may not be able to sell all the securities it holds on short notice and the sale could impact the market price of the securities.

When-Issued and Delayed Delivery Securities, TBAs and Forward Commitments. Securities may be purchased on a “forward commitment,” “when-issued” or “delayed delivery” basis (meaning securities are purchased or sold with payment and delivery taking place in the future beyond normal settlement times) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. When the Fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement to purchase.

The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment, when-issued or delayed delivery transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty may miss the opportunity of obtaining a price or yield considered to be advantageous. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

When, As and If Issued Securities. Certain Funds may purchase securities on a “when, as and if issued” basis, under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Adviser determines that issuance of the security is probable. At that time, the Fund will record the transaction and, in determining its NAV, will reflect the value of the security daily.

An increase in the percentage of the Fund’s assets committed to the purchase of securities on a “when, as and if issued” basis may increase the volatility of its NAV. The Fund may also sell securities on a “when, as and if issued” basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of sale.

Other Global Securities. The Fund may invest in loan participation interests and may also invest in notes and commercial paper, the principal amount of which is indexed to certain specific currency exchange rates. The Fund may purchase these indexed obligations to generate current income or for hedging purposes.

Borrowing. The Fund has an operating policy, which may be changed by the Fund’s Board of Trustees, not to borrow except from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed). Should the Board of Trustees remove this operating policy, the Fund would be permitted to borrow money from banks in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”), or the rules and regulations promulgated by the SEC thereunder. Currently, the 1940 Act permits a fund to borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). The Fund may also borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes such as clearance of portfolio transactions. The Fund will only borrow when the Adviser believes that such borrowings will benefit the Fund after taking into account considerations such as interest income and possible gains or losses upon liquidation. The Fund will maintain asset coverage in accordance with the 1940 Act.

Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates special risks. For example, leveraging may exaggerate changes in and increase the volatility of the net asset value per share (“NAV”) of the Fund. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage also may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations or to maintain asset coverage.

In general, the Fund may not issue any class of senior security, except that the Fund may (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% for all Fund borrowings and in

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the event such asset coverage falls below 300% the Fund will within three days or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%, and (ii) engage in trading practices that involve the issuance of a senior security, including but not limited to options, futures, forward contracts and reverse repurchase agreements, in accordance with applicable SEC requirements. The borrowings subject to these limits include borrowings through reverse repurchase agreements and similar financing transactions unless the Fund has elected to treat all such transactions as derivatives transactions under applicable SEC requirements.

Borrowing for Investment Purposes. Borrowing for investment purposes creates leverage which is a speculative characteristic. Funds authorized to borrow will do so only when the Adviser believes that borrowing will benefit the Fund after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed funds. Borrowing by the Fund will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leverage that results from borrowing will magnify declines as well as increases in the Fund’s NAV and net yield. The Fund that engages in borrowing expects that all of its borrowing will be made on a secured basis. The Fund will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable sub-custodian. If assets used to secure the borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

Illiquid Investments. In accordance with Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act, each Fund may invest up to 15% of its net assets in “illiquid investments” that are assets. For these purposes, “illiquid investments” are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. For each Fund, each portfolio investment must be classified at least monthly into one of four liquidity categories (illiquid, as discussed above, as well as highly liquid, moderately liquid and less liquid), which are defined pursuant to the Liquidity Rule and classified in accordance with the Fund’s written liquidity risk management program by the program administrator designated by the Trust’s Board of Trustees. Such classification is to be made using information obtained after reasonable inquiry and taking into account relevant market, trading and investment-specific considerations. In making such classifications, the Fund determines whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity. If so, this determination is taken into account when classifying the liquidity of that investment. The Fund may be assisted in classification determinations by one or more third-party service providers. Assets classified according to this process as “illiquid investments” are those subject to the 15% limit on illiquid investments.

In the event that changes in the portfolio or other external events cause the Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below the applicable limit of its net assets within a reasonable period of time. This requirement would not force the Fund to liquidate any portfolio investment.

Unlisted Securities. Unlisted securities are neither listed on a stock exchange nor traded over-the-counter. Unlisted securities may include investments in new and early stage companies, which may involve a high degree of business and financial risk that can result in substantial losses and may be considered speculative. Such securities may be deemed to be illiquid. Because of the absence of any public trading market for these investments, it may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid or less than what may be considered the fair value of such securities. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. In addition, in foreign jurisdictions any capital gains realized on the sale of such securities may be subject to higher rates of foreign taxation than taxes payable on the sale of listed securities.

Derivatives. The Fund may, but are not required to, use various derivatives and other similar instruments as described below. Derivatives may be used for a variety of purposes including hedging, risk management, portfolio management or to earn income. Any or all of the investment techniques described herein may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as the use of any derivative by the Fund is a function of numerous variables, including market conditions. The Fund complies with applicable regulatory requirements when using derivatives. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

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Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy, if applicable, discussed in the Prospectus to the extent they have economic characteristics similar to the securities included within that policy or provide exposure to one or more of the market risk factors associated with investments included in that policy.

General Risks of Derivatives. Derivatives utilized by the Fund may involve the purchase and sale of derivative instruments. A derivative is a financial instrument the value of which depends upon (or derives from) the value of another asset, security, interest rate, index or financial instrument. Derivatives may relate to a wide variety of underlying instruments, including equity and debt securities, indices, interest rates, currencies and other assets. Certain derivative instruments that the Fund may use and the risks of those instruments are described in further detail below. The Fund may in the future also utilize derivatives techniques, instruments and strategies that may be newly developed or permitted as a result of regulatory changes, consistent with the Fund’s investment objective and policies. Such newly developed techniques, instruments and strategies may involve risks different than or in addition to those described herein. No assurance can be given that any derivatives strategy employed by the Fund will be successful.

The risks associated with the use of derivatives are different from, and possibly greater than, the risks associated with investing directly in the instruments underlying such derivatives. Derivatives are highly specialized instruments that require investment techniques and risk analyses different from other portfolio investments. The use of derivative instruments requires an understanding not only of the underlying instrument but also of the derivative itself. Certain risk factors generally applicable to derivative transactions are described below.

•	Derivatives are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to the Fund’s interests. The Fund bears the risk that the Adviser may incorrectly forecast future market trends and other financial or economic factors or the value of the underlying security, index, interest rate or currency when establishing a derivatives position for the Fund.
•	Derivatives may be subject to pricing risk, which exists when a derivative becomes extraordinarily expensive (or inexpensive) relative to historical prices or corresponding instruments. Under such market conditions, it may not be economically feasible to initiate a transaction or liquidate a position at an advantageous time or price.
•	Many derivatives are complex and often valued subjectively. Improper valuations can result in increased payment requirements to counterparties or a loss of value to the Fund. Many derivatives may also involve operational and legal risks.
•	Using derivatives as a hedge against a portfolio investment subjects the Fund to the risk that the derivative will have imperfect correlation with the portfolio investment, which could result in the Fund incurring substantial losses. This correlation risk may be greater in the case of derivatives based on an index or other basket of securities, as the portfolio securities being hedged may not duplicate the components of the underlying index or the basket may not be of exactly the same type of obligation as those underlying the derivative. The use of derivatives for “cross hedging” purposes (using a derivative based on one instrument as a hedge on a different instrument) may also involve greater correlation risks.
•	While using derivatives for hedging purposes can reduce the Fund’s risk of loss, it may also limit the Fund’s opportunity for gains or result in losses by offsetting or limiting the Fund’s ability to participate in favorable price movements in portfolio investments.
•	Derivatives transactions for non-hedging purposes involve greater risks and may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. In the event that the Fund enters into a derivatives transaction as an alternative to purchasing or selling the underlying instrument or in order to obtain desired exposure to an index or market, the Fund will be exposed to the same risks as are incurred in purchasing or selling the underlying instruments directly as well as the additional risks associated with derivatives transactions.
•	The use of certain derivatives transactions, including OTC derivatives, involves the risk of loss resulting from the insolvency or bankruptcy of the counterparty to the contract or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.
•	Liquidity risk exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, the Fund may be unable to initiate a transaction or liquidate a position at an advantageous time or price.
•	While some derivatives are cleared through a regulated, central clearinghouse, many derivatives transactions are not entered into or traded on exchanges or in markets regulated by the U.S. Commodity Futures Trading
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Commission (“CFTC”) or the SEC. Instead, in some cases, certain types of bilateral OTC derivatives are entered into directly by the Fund and a counterparty and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty that is approved by the Adviser in accordance with guidelines established by the Board. Where no such counterparty is available, the Fund will be unable to enter into a desired OTC transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case the Fund may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to participants in the cleared derivatives markets are not available to participants in bilateral OTC derivatives transactions. Bilateral OTC derivatives transactions are not subject to the guarantee of a clearinghouse and, as a result, the Fund would bear greater risk of default by the counterparties to such transactions.
•	The Fund may be required to make physical delivery of portfolio securities underlying a derivative in order to close out or to meet margin and payment requirements and a derivatives position or to sell portfolio securities at a time or price at which it may be disadvantageous to do so in order to obtain cash to close out or to maintain a derivatives position.
•	As a result of the structure of certain derivatives, adverse changes in, among other things, interest rates, volatility or the value of the underlying instrument can result in losses substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.
•	Certain derivatives may be classified as illiquid and therefore subject to the Fund’s limitation on investments in illiquid investments.
•	Derivatives transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Brokerage commissions, clearing costs and other transaction costs may be higher on foreign exchanges. Many of the risks of OTC derivatives transactions are also applicable to derivatives transactions conducted outside the United States. Derivatives transactions conducted outside the United States are subject to the risk of governmental action affecting the trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions could be adversely affected by foreign political and economic factors; lesser availability of data on which to make trading decisions; delays on the Fund’s ability to act upon economic events occurring in foreign markets; and less liquidity than U.S. markets.
•	Currency derivatives are subject to additional risks. Currency derivatives transactions may be negatively affected by government exchange controls, blockages and manipulation. Currency exchange rates may be influenced by factors extrinsic to a country’s economy. There is no systematic reporting of last sale information with respect to underlying foreign currencies. As a result, the available information on which trading in currency derivatives will be based may not be as complete as comparable data for other transactions. Events could occur in the foreign currency market which will not be reflected in currency derivatives until the following day, making it more difficult for the Fund to respond to such events in a timely manner.

Regulatory Matters. Regulatory developments affecting the exchange-traded and OTC derivatives markets may impair the Fund’s ability to manage or hedge its investment portfolio through the use of derivatives. Rule 18f-4 under the 1940 Act regulates the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. These requirements may limit the ability of the Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. Rule 18f-4 requires the Fund’s to trade derivatives and other transactions that create future payment or delivery obligations subject to a value-at-risk (“VaR”) leverage limit, certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless the Fund qualifies as a “limited derivatives user.” Under Rule 18f-4, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether the Fund is a limited derivatives user, but for funds subject to the VaR testing, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with Rule 18f-4 regarding use of securities lending collateral that may limit the Fund’s securities lending activities. In addition, under Rule 18f-4, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the 1940 Act, provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as

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a “derivatives transaction” for purposes of compliance with Rule 18f-4. Furthermore, under Rule 18f-4, the Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and the rules promulgated thereunder may limit the ability of the Fund to enter into one or more exchange-traded or OTC derivatives transactions.

The Fund’s use of derivatives may also be limited by the requirements of the Code for qualification as a regulated investment company (“RIC”) for U.S. federal income tax purposes.

Morgan Stanley Investment Management Inc., with respect to each Fund, has filed a notice of eligibility with the National Futures Association (“NFA”) claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) pursuant to CFTC Regulation 4.5, as promulgated under the Commodity Exchange Act, as amended (“CEA”), with respect to each Fund’s operations. Therefore, neither the Fund nor the Adviser (with respect to the Fund) is subject to registration or regulation as a commodity pool or CPO under the CEA. If the Adviser or the Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses.

With respect to investments in swap transactions, commodity futures, commodity options or certain other commodity interests used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order for its investment adviser to claim an exemption from being considered a CPO. First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets.

Regulations adopted by federal banking regulators under the Dodd-Frank Act require that certain qualified financial contracts (“QFCs”) with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. If a covered counterparty of the Fund or certain of the covered counterparty’s affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact the Fund’s credit and counterparty risks.

In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require its direct participants (which generally would be a bank or broker-dealer) to submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which the direct participant is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services.

The Treasury repo transactions of registered funds with any direct participants of a CCA will be subject to the mandatory clearing requirement. Currently, the Fixed Income Clearing Corporation (“FICC”) is the only CCA for U.S. treasury securities.

On February 25, 2025, the SEC extended the compliance date applicable to Treasury repo transactions. Under the extended compliance date, market participants, absent an exemption, will be required to clear Treasury repo transactions under the rule as of June 30, 2027. The clearing mandate is expected to result in a Fund being required to clear all or substantially all of its Treasury repo transactions as of the compliance date, and a Fund may incur costs in connection with entering into new agreements (or amending existing agreements) with direct participants of a CCA and potentially other market participants and taking other actions to comply with the new requirements. In addition, upon the compliance date taking effect, the costs and benefits of entering into Treasury repo transactions to a Fund may be impacted as compared to Treasury

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repo transactions a Fund may enter prior to the compliance date. The Adviser will monitor developments in the Treasury repo transactions market as the implementation period progresses.

Currency Forwards. A foreign currency forward exchange contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the foreign currency forward exchange contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Certain Funds may also invest in non-deliverable foreign currency forward exchange contracts (“NDFs”). NDFs are similar to other foreign currency forward exchange contracts, but do not require or permit physical delivery of currency upon settlement. Instead, settlement is made in cash based on the difference between the contracted exchange rate and the spot foreign exchange rate at settlement. Currency futures are similar to foreign currency forward exchange contracts, except that they are traded on an exchange and standardized as to contract size and delivery date. Most currency futures call for payment or delivery in U.S. dollars. Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into foreign currency forward exchange contracts. The typical use of a foreign currency forward exchange contract is to “lock in” the price of a security in U.S. dollars or some other foreign currency, which the Fund is holding in its portfolio. By entering into a foreign currency forward exchange contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received. The Adviser also may from time to time utilize foreign currency forward exchange contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, the Fund may enter into “cross-currency” hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

The Fund will not enter into foreign currency forward exchange contracts or maintain a net exposure to these contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities.

The Fund may be limited in its ability to enter into hedging transactions involving foreign currency forward exchange contracts by the Code requirements relating to qualification as a RIC.

Foreign currency forward exchange contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the Fund’s volatility and may involve a significant amount of risk relative to the investment of cash. See “Derivatives — Regulatory Matters.”

Futures Contracts. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time (the “settlement date”). Futures contracts may be based on, among other things, a specified equity security (securities futures), a specified debt security or reference rate (interest rate futures), the value of a specified securities index (index futures) or the value of a foreign currency (currency futures). While the value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. The buyer of a futures contract agrees to purchase the underlying instrument on the settlement date and is said to be “long” the contract. The seller of a futures contract agrees to sell the underlying instrument on the settlement date and is said to be “short” the contract. Futures contracts call for settlement only on the expiration date and cannot be “exercised” at any other time during their term.

Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date (such as in the case of futures based on a specified debt security) or by payment of a cash settlement amount on the settlement date (such as in the case of futures contracts relating to broad-based securities indices). In the case of cash-settled futures contracts, the settlement amount is equal to the difference between the reference instrument’s price on the last trading day of the contract and the reference instrument’s price at the time the contract was entered into. Most futures contracts, particularly futures contracts requiring physical delivery, are not held until the settlement date, but instead are offset before the settlement date through the establishment of an opposite and equal futures position (buying a contract that had been sold, or selling a contract that had been purchased). All futures transactions are effected through a clearinghouse associated with the exchange on which the futures are traded.

If the Fund “rolls” its futures positions, the Fund closes out futures contracts that are nearing expiration and replaces them with new futures contracts with a later expiration date. When the market for certain futures contracts is such that the prices

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are higher in the more distant delivery months than in the nearer delivery months, the sale during the “rolling process” of the futures contracts with closer delivery dates would take place at a price that is lower than the price of the futures contracts with more distant delivery dates. This pattern of higher futures prices for longer expiration futures contracts is often referred to as “contango.” Alternatively, when the market for certain futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the rolling process of the futures contracts with closer delivery dates would take place at a price that is higher than the price of the more distant futures contracts. This pattern of higher future prices for shorter expiration futures contracts is referred to as “backwardation.” There have been extended periods in which contango or backwardation has existed in certain futures markets. Such periods could occur in the future and may cause significant and sustained losses. Additionally, depending on the frequency with which the Fund rolls futures contracts, the impact of contango or backwardation on Fund performance may be greater than it would have been if the Fund rolled futures contracts less frequently.

The buyer and seller of a futures contract are not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the buyer and seller are required to deposit “initial margin” with a futures commission merchant (“FCM”) when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract’s market value. If the value of either party’s position declines, the party will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The process is known as “marking-to-market.” Upon the closing of a futures position through the establishment of an offsetting position, a final determination of variation margin will be made and additional cash will be paid by or released to the Fund.

Options on Futures Contracts. Options on futures contracts are similar to options on securities except that options on futures contracts give the purchasers the right, in return for the premium paid, to assume a position in a futures contract (a long position in the case of a call option and a short position in the case of a put option) at a specified exercise price at any time prior to the expiration of the option. Upon exercise of the option, the parties will be subject to all of the risks associated with futures transactions and subject to margin requirements. As the writer of options on futures contracts, the Fund would also be subject to initial and variation margin requirements on the option position.

Options on futures contracts written by the Fund may be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or earmarking or segregating cash or liquid assets. The Fund may cover an option on a futures contract by purchasing or selling the underlying futures contract. In such instances the exercise of the option will serve to close out the Fund’s futures position.

Additional Risks of Futures Transactions. The risks associated with futures contract transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Futures are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of futures requires an understanding not only of the underlying instrument but also of the futures contract itself. Futures may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

•	The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the commodity, security, index, currency or instrument underlying a futures position may result in immediate and substantial loss (or gain) to the Fund.
•	Buying and selling futures contracts may result in losses in excess of the amount invested in the position in the form of initial margin. In the event of adverse price movements in the underlying commodity, security, index, currency or instrument, the Fund would be required to make daily cash payments to maintain its required margin. The Fund may be required to sell portfolio securities, or make or take delivery of the underlying securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The Fund could lose margin payments deposited with an FCM if the FCM breaches its agreement with the Fund, becomes insolvent or declares bankruptcy.
•	Most exchanges limit the amount of fluctuation permitted in futures contract prices during any single trading day. Once the daily limit has been reached in a particular futures contract, no trades may be made on that day at prices beyond that limit. If futures contract prices were to move to the daily limit for several trading days with little or no trading, the Fund could be prevented from prompt liquidation of a futures position and subject to substantial losses. The daily limit governs only price movements during a single trading day and therefore does not limit the Fund’s potential losses.
•	Index futures based upon a narrower index of securities may present greater risks than futures based on broad market indices, as narrower indices are more susceptible to rapid and extreme fluctuations as a result of changes in value of a small number of securities.
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Options. An option is a contract that gives the holder of the option the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the buyer or seller, as applicable, of the option (the “option writer”) the underlying instrument at a specified fixed price (the “exercise price”) on or prior to a specified date for American options or only at expiration for European options (the “expiration date”). The buyer of the option pays to the option writer the option premium, which is the purchase price of the option.

Exchange-traded options are issued by a regulated intermediary such as the OCC, which guarantees the performance of the obligations of the parties to such options. OTC options are purchased from or sold to counterparties through direct bilateral agreements between the Fund and its counterparties. Certain options, such as options on individual securities, are settled through physical delivery of the underlying security, whereas other options, such as index options, may be settled in cash in an amount based on the difference between the value of the underlying instrument and the strike price, which is then multiplied by a specified multiplier.

Writing Options. The Fund may write call and put options. As the writer of a call option, the Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised the Fund is not required to deliver the underlying security and retains the premium received.

The Fund may write call options that are “covered.” A call option on a security is covered if (a) the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, such amount is maintained by the Fund in earmarked or segregated cash or liquid assets) upon conversion or exchange of other securities held by the Fund; or (b) the Fund has purchased a call on the underlying security, the exercise price of which is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in earmarked or segregated cash or liquid assets.

Selling call options involves the risk that the Fund may be required to sell the underlying security at a disadvantageous price, below the market price of such security, at the time the option is exercised. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security covering the option above the sum of the premium and the exercise price but retains the risk of loss should the price of the underlying security decline.

The Fund may write put options. As the writer of a put option, the Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to pay the exercise price and receive delivery of the underlying security. If the option expires without being exercised, the Fund is not required to receive the underlying security in exchange for the exercise price and retains the option premium.

The Fund may write put options that are “covered.” A put option on a security is covered if (a) the Fund earmarks or segregates cash or liquid assets equal to the exercise price; or (b) the Fund has purchased a put on the same security as the put written, the exercise price of which is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in earmarked or segregated cash or liquid assets.

Selling put options involves the risk that the Fund may be required to buy the underlying security at a disadvantageous price, above the market price of such security, at the time the option is exercised. While the Fund’s potential gain in writing a covered put option is limited to the premium received plus the interest earned on the liquid assets covering the put option, the Fund’s risk of loss is equal to the entire value of the underlying security, offset only by the amount of the premium received.

The Fund may close out an options position that it has written through a closing purchase transaction. The Fund could execute a closing purchase transaction with respect to a written call option by purchasing a call option on the same underlying security that has the same exercise price and expiration date as the call option written by the Fund. The Fund could execute a closing purchase transaction with respect to a put option written by purchasing a put option on the same underlying security and having the same exercise price and expiration date as the put option written by the Fund. A closing purchase transaction may or may not result in a profit to the Fund. The Fund can close out its position as an option writer only if a liquid market exists for options on the same underlying security that have the same exercise price and expiration date as the option written by the Fund. There is no assurance that such a market will exist with respect to any particular option.

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The writer of an American option generally has no control over the time when the option is exercised and the option writer is required to deliver or acquire the underlying security. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option. Thus, the use of options may require the Fund to buy or sell portfolio securities at inopportune times or for prices other than the current market values of such securities, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell.

Purchasing Options. The Fund may purchase call and put options. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Fund, minus the premium paid. The Fund may buy call and put options whether or not it holds the underlying securities.

As a buyer of a call or put option, the Fund may sell put or call options that it has purchased at any time prior to such option’s expiration date through a closing sale transaction. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, the underlying security’s dividend policy, and the time remaining until the expiration date. A closing sale transaction may or may not result in a profit to the Fund. The Fund’s ability to initiate a closing sale transaction is dependent upon the liquidity of the options market and there is no assurance that such a market will exist with respect to any particular option. If the Fund does not exercise or sell an option prior to its expiration date, the option expires and becomes worthless.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options generally are established through negotiation between the parties to the options contract. This type of arrangement allows the purchaser and writer greater flexibility to tailor the option to their needs. OTC options are available for a greater variety of securities or baskets of securities, and in a wider range of expiration dates and exercise prices, than exchange-traded options. However, unlike exchange-traded options, which are issued and guaranteed by a regulated intermediary, such as the OCC, OTC options are entered into directly with the counterparty. Unless the counterparties provide for it, there is no central clearing or guaranty function for an OTC option. Therefore, OTC options are subject to the risk of default or non-performance by the counterparty. Accordingly, the Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the option will be satisfied. There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. As a result, the Fund may be unable to enter into closing sale transactions with respect to OTC options.

Index Options. Call and put options on indices operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on an index give the holder the right to receive, upon exercise of the option, an amount of cash determined by reference to the difference between the value of the underlying index and the strike price. The underlying index may be a broad-based index or a narrower market index. Unlike many options on securities, all settlements are in cash. The settlement amount, which the writer of an index option must pay to the holder of the option upon exercise, is generally equal to the difference between the strike price of the option and the value of the underlying index, multiplied by a specified multiplier. The multiplier determines the size of the investment position the option represents. Gain or loss to the Fund on index options transactions will depend, in part, on price movements of the underlying index generally or in a particular segment of the index rather than price movements of individual components of the index. As with other options, the Fund may close out its position in index options through closing purchase transactions and closing sale transactions provided that a liquid secondary market exists for such options.

Index options written by the Fund may be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or earmarking or segregating cash or liquid assets. The Fund may cover call options written on an index by owning securities or other assets whose price changes, in the opinion of the Adviser, are expected to correlate to those of the underlying index.

Foreign Currency Options. Options on foreign currencies operate similarly to options on securities. Rather than the right to buy or sell a single security at a specified price, options on foreign currencies give the holder the right to buy or sell foreign currency for a fixed amount in U.S. dollars or other base currencies. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges. The value of a foreign currency option is dependent upon the value of the underlying foreign currency relative to the U.S. dollar or other base currency. The price

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of the option may vary with changes, among other things, in the value of either or both currencies and has no relationship to the investment merits of a foreign security. Options on foreign currencies are affected by all of those factors that influence foreign exchange rates and foreign investment generally. As with other options, the Fund may close out its position in foreign currency options through closing purchase transactions and closing sale transactions provided that a liquid market exists for such options.

Foreign currency options written by the Fund may be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or earmarking or segregating cash or liquid assets.

Options on Futures Contracts. Options on futures contracts are similar to options on securities except that options on futures contracts give the purchasers the right, in return for the premium paid, to assume a position in a futures contract (a long position in the case of a call option and a short position in the case of a put option) at a specified exercise price at any time prior to the expiration of the option. Upon exercise of the option, the parties will be subject to all of the risks associated with futures transactions and subject to margin requirements. As the writer of options on futures contracts, the Fund would also be subject to initial and variation margin requirements on the option position.

Options on futures contracts written by the Fund may be covered in a manner similar to the covering of other types of options, by holding an offsetting financial position and/or earmarking or segregating cash or liquid assets. The Fund may cover an option on a futures contract by purchasing or selling the underlying futures contract. In such instances the exercise of the option will serve to close out the Fund’s futures position.

Additional Risks of Options Transactions. The risks associated with options transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Options are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of options requires an understanding not only of the underlying instrument but also of the option itself. Options may be subject to the risk factors generally applicable to derivatives transactions described herein, and may also be subject to certain additional risk factors, including:

•	The exercise of options written or purchased by the Fund could cause the Fund to sell portfolio securities, thus increasing the Fund’s portfolio turnover.
•	The Fund pays brokerage commissions each time it writes or purchases an option or buys or sells an underlying security in connection with the exercise of an option. Such brokerage commissions could be higher relative to the commissions for direct purchases of sales of the underlying securities.
•	The Fund’s options transactions may be subject to limitations on options positions established by the SEC, the CFTC or the exchanges on which such options are traded.
•	The hours of trading for exchange-listed options may not coincide with the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities that cannot be reflected in the options markets.
•	Index options based upon a narrow index of securities or other assets may present greater risks than options based on broad market indices, as narrower indices are more susceptible to rapid and extreme fluctuations as a result of changes in the values of a smaller number of securities or other assets.
•	The Fund is subject to the risk of market movements between the time that an option is exercised and the time of performance thereunder, which could increase the extent of any losses suffered by the Fund in connection with options transactions.

Swaps. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Many swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for swaps. These OTC swaps are often subject to the risk of default or non-performance by the counterparty. Accordingly, the Adviser must assess the creditworthiness of the counterparty to determine the likelihood that the terms of the swap will be satisfied.

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Swap agreements allow for a wide variety of transactions. For example, fixed-rate payments may be exchanged for floating rate payments, U.S. dollar-denominated payments may be exchanged for payments denominated in foreign currencies, and payments tied to the price of one security, index, reference rate, currency or other instrument may be exchanged for payments tied to the price of a different security, index, reference rate, currency or other instrument. Swap contracts are typically individually negotiated and structured to provide exposure to a variety of particular types of investments or market factors. Swap contracts can take many different forms and are known by a variety of names. To the extent consistent with the Fund’s investment objective and policies, the Fund is not limited to any particular form or variety of swap contract. The Fund may utilize swaps to increase or decrease its exposure to the underlying instrument, reference rate, foreign currency, market index or other asset. Certain Funds may also enter into related derivative instruments including caps, floors and collars.

The Dodd-Frank Act and related regulatory developments require the clearing of many standardized OTC derivative instruments that the CFTC and SEC defined as “swaps” and “security based swaps,” respectively. In a cleared swap, the Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. The Fund initially will enter into cleared swaps through an executing broker. Such transactions will then be submitted for clearing and, if cleared, will be held at regulated FCMs that are members of the clearinghouse that serves as the central counterparty. When the Fund enters into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference asset subject to the swap agreement. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss that is greater than such margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Central clearing is designed to reduce counterparty credit risk compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a swap contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s or central counterparty’s customers or clearing members. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

Swaps subject to mandatory central clearing must be traded on an exchange or swap execution facility (“SEF”, unless no exchange or SEF “makes the swap available to trade.”). An SEF is an electronic trading platform in which multiple market participants can execute swap transactions by accepting bids and offers made by multiple other participants on the platform. Transactions executed on an SEF may increase market transparency and liquidity but may cause the Fund to incur increased expenses to execute swaps. Central clearing should decrease counterparty risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap. However, central clearing does not eliminate counterparty risk or liquidity risk entirely. In addition, depending on the size of the Fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar bilateral swap. However, the CFTC and other applicable regulators have adopted rules imposing certain margin requirements, including minimums, on uncleared swaps which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps. Requiring margin on uncleared swaps may reduce, but not eliminate, counterparty credit risk.

In addition, with respect to cleared swaps, the Fund may not be able to obtain as favorable terms as it would be able to negotiate for an uncleared swap. In addition, an FCM may unilaterally impose position limits or additional margin requirements for certain types of swaps in which the Fund may invest. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Margin requirements for cleared swaps vary on a number of factors, and the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar uncleared swap. However, as noted above, regulators have adopted rules imposing certain margin requirements, including minimums, on uncleared swaps, which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps. Requiring margin on uncleared swaps may reduce, but not eliminate, counterparty credit risk.

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The Fund is also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the central counterparty would void the trade. Before the Fund can enter into a new trade, market conditions may become less favorable to the Fund.

The Adviser will continue to monitor developments regarding trading and execution of cleared swaps on exchanges or SEFs, particularly to the extent regulatory changes affect the Fund’s ability to enter into swap agreements and the costs and risks associated with such investments.

Interest Rate Swaps, Caps, Floors and Collars. Interest rate swaps consist of an agreement between two parties to exchange their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed-rate payments). Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate and total rate of return swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.

The Fund may also buy or sell interest rate caps, floors and collars. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified interest rate index exceeds a predetermined level, to receive payments of interest on a specified notional amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified interest rate falls below a predetermined level, to receive payments of interest on a specified notional amount from the party selling the interest rate floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. Caps, floors and collars may be less liquid than other types of derivatives.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Each Fund may incur a theoretically unlimited loss on short exposures. In comparison, the Fund may incur losses on long exposures, but such losses are limited by the fact that the underlying security’s price cannot fall below zero. Total return swaps may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Index Swaps. An index swap consists of an agreement between two parties in which a party typically exchanges a cash flow based on a notional amount of a reference index for a cash flow based on a different index or on another specified instrument or reference rate. Index swaps are generally entered into on a net basis.

Inflation Swaps. Inflation swap agreements are contracts in which one party typically agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the NAV of the Fund against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.

Currency Swaps. A currency swap consists of an agreement between two parties to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them, such as exchanging a right to receive a payment in foreign currency for the right to receive U.S. dollars. Currency swap agreements may be entered into on a net basis or may involve the delivery of the entire principal value of one designated currency in exchange for the entire principal value of another designated currency. In such cases, the entire principal value of a currency swap is subject to the risk that the counterparty will default on its contractual delivery obligations.

Credit Default Swaps. A credit default swap consists of an agreement between two parties in which the “buyer” typically agrees to pay to the “seller” a periodic stream of payments over the term of the contract and the seller agrees to pay the buyer the par (or other agreed-upon) value of a referenced debt obligation upon the occurrence of a credit event with respect to the issuer of that referenced debt obligation. Generally, a credit event means bankruptcy, failure to pay, obligation acceleration or modified restructuring. The Fund may be either the buyer or seller in a credit default swap. Where the Fund

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is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

Swaptions. An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for a premium. A receiver swaption gives the owner the right to receive the return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

General Risks of Swaps. The risks associated with swap transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of swaps requires an understanding not only of the underlying instrument but also of the swap contract itself. Swap transactions may be subject to the risk factors generally applicable to derivatives transactions described above, and may also be subject to certain additional risk factors, including:

•	OTC swap agreements are not traded on exchanges and may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell.
•	In addition to the risk of default by the counterparty, if the creditworthiness of a counterparty to a swap agreement declines, the value of the swap agreement would be likely to decline, potentially resulting in losses.
•	The swaps market is subject to extensive regulation under the Dodd-Frank Act and certain CFTC and SEC rules promulgated thereunder. It is possible that further developments in the swaps market, including new and additional governmental regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability to utilize swaps, terminate existing swap agreements or realize amounts to be received under such agreements.

Call and Put Features on Securities. Issuers of securities may reserve the right to call (redeem) the securities. If an issuer redeems a security with a call right during a time of declining interest rates, the holder of the security may not be able to reinvest the proceeds in securities providing the same investment return as provided by the securities redeemed. Some securities may have “put” or “demand” features that allow the holder to sell the security back to the issuer or a designated third party at a specified price and/or specified date or interval. This “put” or “demand” feature enhances a security’s liquidity by shortening its effective maturity and enables the security to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the holder of the security would be subject to the longer maturity of the security, which could experience substantially more volatility and may be subject to penalties or other negative consequences, including default in certain circumstances. Securities with a “put” or “demand” feature are more defensive than conventional long term securities (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term securities, because they can be retained if interest rates decline.

Structured Investments. The Fund may invest in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market, for which the amount of principal repayment and/or interest payments is based on the change in value of such underlying security, currency, commodity or market, including, among others, currency exchange rates, interest rates, referenced bonds and stock indices or other financial references. Structured investments may come in various forms, including notes, warrants and options to purchase securities, and may be listed and traded on an exchange or otherwise traded in the OTC market.

The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to such security, currency, commodity or market is limited or inefficient from a tax, cost or regulatory standpoint. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the holders are relying on the creditworthiness of such issuer or counterparty and have no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these investments.

A structured investment may be linked either positively or negatively to an underlying security, currency, commodity, index or market and a change in interest rates, principal amount, volatility, currency values or other factors, depending on

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the structured investment’s design, may result in a gain or loss that is a multiple of the movement of such interest rates, principal amount, volatility, currency values or other factors. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the referenced factor could result in a relatively large loss in the value of a structured investment.

Other types of structured investments include interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. This type of securitization or restructuring usually involves the deposit or purchase of an underlying security by a U.S. or foreign entity, such as a corporation or trust of specified instruments, and the issuance by that entity of one or more classes of securities backed by, or representing an interest in, the underlying instruments. The cash flow or rate of return on the underlying investments may be apportioned among the newly issued securities to create different investment characteristics, such as varying maturities, credit quality, payment priorities and interest rate provisions. Structured investments that are subordinated, for example, in payment priority often offer higher returns, but may result in increased risks compared to other investments.

Combined Transactions. Combined transactions involve entering into multiple derivatives transactions (such as multiple options transactions, including purchasing and writing options in combination with each other; multiple futures transactions; and combinations of options, futures, forward and swap transactions) instead of a single derivatives transaction in order to customize the risk and return characteristics of the overall position. Combined transactions typically contain elements of risk that are present in each of the component transactions. The Fund may enter into a combined transaction instead of a single derivatives transaction when, in the opinion of the Adviser, it is in the best interest of the Fund to do so. Because combined transactions involve multiple transactions, they may result in higher transaction costs and may be more difficult to close out.

Tender Option Bonds and Residual Interest Bonds. Certain Funds may invest in residual interest bonds in a trust that holds municipal securities (a “Tender Option Bond trust” or “TOB trust”). The interest rate payable on a residual interest bond (which may be reset periodically by a Dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index) bears an inverse relationship to the interest rate on another security issued by the TOB trust. Because changes in the interest rate on the other security inversely affect the interest paid on the residual interest bond, the value and income of a residual interest bond is generally more volatile than that of a fixed rate bond. Residual interest bonds have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Residual interest bonds have varying degrees of liquidity, and the market price for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline.

Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the holder of the residual interest bond to partially or totally collapse or reconstitute the TOB trust by causing the holders of the other securities issued by the TOB trust to tender their securities back to the TOB trust, which may provide a partial hedge against rising rates if exercised at an opportune time. While residual interest bonds expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to the Fund’s restrictions on borrowings. Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement relating to a residual interest bond held by the Fund. Such agreements commit the Fund to reimburse the difference between the liquidation value of the underlying security (which is the basis of the residual interest bond) and the principal amount due to the holders of the floating rate security issued in conjunction with the residual interest bond upon the termination of the TOB trust issuing the residual interest bond. Absent a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the residual interest bond could be terminated and the Fund could incur a loss. The Fund’s investments in residual interest bonds and similar securities described in the Prospectus and this SAI will not be considered borrowing for purposes of the Fund’s restrictions on borrowing described herein and in the Prospectus.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds, as defined in the rules. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs as such programs were commonly structured prior to the effective date of the Volker Rule and (ii) continuing relationships with or services for existing residual interest bond programs. In response to the Volcker Rule, industry participants developed alternative structures for residual interest bond programs in which service providers may be engaged to assist with establishing, structuring and sponsoring the programs. The service providers, such as administrators, liquidity providers,

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trustees and remarketing agents act at the direction of, and as agent of, the Fund holding the residual interests. In addition, the Fund, rather than a bank entity, may act as the sponsor of the TOB trust and undertake certain responsibilities that previously belonged to the sponsor bank. Although the Fund may use third-party service providers to complete some of these additional responsibilities, sponsoring a TOB trust may give rise to certain additional risks, including compliance, securities law and operational risks.

Auction Rate Securities. Auction rate securities, such as auction preferred shares of closed-end investment companies, are preferred securities and debt securities with dividends/coupons based on a rate set at auction. The auction is usually held weekly for each series of a security, but may be held less frequently. The auction sets the rate, and securities may be bought and sold at the auction. Provided that the auction mechanism is successful, auction rate securities normally permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale.

While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Security holders that submit sell orders in a failed auction may not be able to sell any or all of the shares for which they have submitted sell orders. Security holders may sell their shares at the next scheduled auction, subject to the same risk that the subsequent auction will not attract sufficient demand for a successful auction to occur. Broker-dealers may also try to facilitate secondary trading in the auction rate securities, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount.

Since mid-February 2008, existing markets for certain auction rate securities have become generally illiquid and investors have not been able to sell their securities through the regular auction process. It is uncertain when or whether there will be a revival of investor interest in purchasing securities sold through auctions. There may be limited or no active secondary markets for many auction rate securities. Auction rate securities that do trade in a secondary market may trade at a significant discount from their liquidation preference.

There have been a number of governmental investigations and regulatory settlements involving certain broker-dealers with respect to their prior activities involving auction rate securities. Valuations of such securities are highly speculative; however, dividends on auction rate preferred securities issued by a closed-end fund may be reported as exempt from U.S. federal income tax to the extent they are attributable to tax-exempt interest income earned by the Fund on the securities and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for U.S. federal income tax purposes, and the closed-end fund complies with certain requirements under the Code. Investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the 1940 Act.

Loans. Loans may be primary, direct investments or investments in loan assignments or participation interests. A loan assignment represents a portion or the entirety of a loan and a portion of the entirety of a position previously attributable to a different lender. The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement and has the same rights and obligations as the assigning investor. However, assignments through private negotiations may cause the purchaser of an assignment to have different and more limited rights than those held by the assigning investor. Loan participation interests are interests issued by a lender or other entity and represent a fractional interest in a loan. In connection with purchasing a participation interest, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the loan in which it has purchased the participation interest. As a result, the Fund would generally assume the credit risk of both the borrower and the financial institution issuing the participation interest. In the event of the insolvency of the lender, the Fund may be treated as a general creditor of such entity. Certain participations may be structured in a manner designed to avoid purchasers of participations being subject to the credit risk of the lender with respect to the participation. Even under such a structure, in the event of a lender’s insolvency, the lender’s servicing of the participation may be delayed and the assignability of the participation may be impaired. Certain participation and assignment interests may also include standby financing commitments that obligate the investing Fund to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to lenders that are themselves subject to political, geopolitical and economic risks, including the risk of currency devaluation, expropriation, or failure. Such participations and assignments present additional risk of default or loss.

Loans may be originated by a lending agent, such as a financial institution or other entity, on behalf of a group or “syndicate” of loan investors (the “Loan Investors”). In such a case, the agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these

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payments to the Loan Investors. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund.

Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the lending agent and the other Loan Investors to pursue appropriate remedies against the borrower.

When the Fund acts as a direct lender, it may participate in structuring the loan. Under these circumstances, it will have a direct contractual relationship with the borrower, may enforce compliance by the borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-off. Lenders also have full voting and consent rights under the applicable loan agreement. However, action subject to lender vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of the loan. Certain decisions, such as reducing the amount of interest on or principal of a loan, releasing collateral, changing the maturity of a loan or a change in control of the borrower, frequently require the unanimous vote or consent of all lenders affected. There is no assurance that such vote or consent would be achieved.

Loan investments may be made at par or at a discount or premium to par. The interest payable on a loan may be fixed or floating rate, and paid in cash or in-kind. In connection with transactions in loans, the Fund may be subject to facility or other fees. Loans may be secured by specific collateral or other assets of the borrower, guaranteed by a third party, unsecured or subordinated. During the term of a loan, the value of any collateral securing the loan may decline in value, causing the loan to be under collateralized.

Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would be available or otherwise satisfy fully a borrower’s obligations under the loan. In addition, if a loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

A lender’s repayment and other rights primarily are determined by governing loan, assignment or participation documents, which (among other things) typically establish the priority of payment on the loan relative to other indebtedness and obligations of the borrower. A borrower typically is required to comply with certain covenants contained in a loan agreement between the borrower and the holders of the loan. The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, and the nature of the collateral securing the loan. Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event covenants are breached. The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants. Loans to entities located outside of the U.S. (including to sovereign entities) may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater and additional risks. In the event of bankruptcy, applicable law may impact a lender’s ability to enforce its rights. The Fund may have difficulties and incur expense enforcing its rights with respect to loans and non-U.S. loans could be subject to bankruptcy laws that are materially different than in the U.S. Sovereign entities may be unable or unwilling to meet their obligations under a loan due to budgetary limitations or economic or political changes within the country.

Investing in loans involves the risk of default in the payment of interest of principal by the borrower or other party obligated to repay the loan. In the event of insolvency of the borrower or other obligated party, the Fund may be treated as a general creditor of such entity unless it has rights that are senior to that of other creditors or secured by specific collateral or assets of the borrower. Fixed-rate loans are also subject to the risk that their value will decline in a rising interest rate environment. This risk is mitigated for floating rate loans, where the interest rate payable on the loan resets periodically by reference to a base lending rate. The base lending rate usually is the Secured Overnight Financing Rate, the Federal Reserve federal funds rate, the prime rate or other base lending rates used by commercial lenders.

The Adviser will seek to take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of the borrower or other entity obligated to repay a loan. Such action may include: (i) retaining the services of various persons or firms (including affiliates of the Adviser) to evaluate or protect any collateral or other assets securing the loan or acquired as a result of any such event; (ii) managing (or engaging other persons to manage) or otherwise dealing with any collateral or other assets so acquired; and (iii) taking such other actions (including, but not limited to, payment of operating or similar expenses relating to the collateral) as the Adviser may deem appropriate to seek to reduce the likelihood or severity of loss on the Fund’s investment and/or maximize the return on such investment. The Fund will incur additional expenditures in taking protective action with respect to loans in (or anticipated to be in) default and assets securing such loans. In certain circumstances, the Fund may receive equity or equity-like securities from a borrower to

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settle the loan or may acquire an equity interest in the borrower. Representatives on behalf of the Fund also may join creditor or similar committees relating to loans.

Lenders can be sued by other creditors and the debtor and its shareholders. Losses could be greater than the original loan amount and occur years after the loan’s recovery. If a borrower becomes involved in bankruptcy proceedings, a court may invalidate the Fund’s security interest in any loan collateral or subordinate the Fund’s rights under the loan agreement to the interests of the borrower’s unsecured creditors or cause interest previously paid to be refunded to the borrower or take other actions adverse to the Fund’s interests. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of the Fund’s security interest in loan collateral. If any of these events occur, the Fund’s performance could be negatively affected.

Interests in loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many loans. As a result, the Fund may be unable to readily dispose of its loans at prices that approximate those at which the Fund could sell such loans if they were more widely-traded and, as a result of such illiquidity, the Fund may have to hold additional cash or sell other investments or engage in borrowing transactions, such as borrowing from a credit facility, if necessary to raise cash to meet its obligations, including redemption and other obligations. A secondary market exists for many senior loans, but it may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Loans in which the Fund may invest may not be rated by a rating agency and will not be registered with the SEC or any state securities commission. The amount of public information available with respect to loans will therefore generally be less extensive than that available for registered or exchange-listed securities.

From time to time the Adviser and its affiliates may borrow money from various banks in connection with their business activities. Such banks may also sell interests in loans to or acquire them from the Fund or may be intermediate participants with respect to loans in which the Fund owns interests. Such banks may also act as agents for loans held by the Fund.

To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make loans, particularly in connection with highly leveraged transactions, the availability of loans for investment may be adversely affected. Further, such legislation or regulation could depress the market value of loans.

Loan-Related Investments. Loan-related investments may include, without limitation, bank loans, direct lending and loan participations and assignments. In addition to risks generally associated with debt investments, loan-related investments are subject to other risks. Loans in which the Fund may invest may not be rated by a rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The amount of public information available with respect to loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of borrowers, the Adviser will consider, and may rely in part on, analyses performed by others.

The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to hold additional cash or sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations. In addition, the Fund may not be able to readily dispose of its loans at prices that approximate those at which the Fund could sell such loans if they were more widely-traded and, as a result of such illiquidity, the Fund may have to hold additional cash or sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations, including redemption obligations. To the extent a readily available market ceases to exist for a particular investment, such investment would be treated as illiquid for purposes of the Fund’s limitations on illiquid investments.

Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the Fund’s NAV. There can be no assurance that the liquidation of any collateral securing a loan would satisfy a borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. The collateral securing a loan may lose all or substantially all of its value in the event of the bankruptcy of a borrower. Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such loans to presently existing or future indebtedness of the borrower or take

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other action detrimental to the holders of loans including, in certain circumstances, invalidating such loans or causing interest previously paid to be refunded to the borrower. If interest were required to be refunded, it could negatively affect the Fund’s performance.

Direct Lending. When the Fund acts as a direct lender, it may participate in structuring the loan. Under these circumstances, it will have a direct contractual relationship with the borrower, may enforce compliance by the borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-off. Lenders also have full voting and consent rights under the applicable loan agreement. Action subject to lender vote or consent generally requires the vote or consent of the holders of some specified percentage of the outstanding principal amount of the loan. Certain decisions, such as reducing the amount of interest on or principal of a loan, releasing collateral, changing the maturity of a loan or a change in control of the borrower, frequently require the unanimous vote or consent of all lenders affected.

Loan Participations and Assignments. Loan participations are interests in loans or other direct debt instruments relating to amounts owed by a corporate, governmental or other borrower to another party. These loans may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties (“Lenders”) and may be fixed-rate or floating rate. These loans also may be arranged through private negotiations between an issuer of sovereign debt obligations and Lenders.

The Fund’s investments in loans may be in the form of a participation in loans (“Participations”) and assignments of all or a portion of loans (“Assignments”) from third parties. In the case of a Participation, the Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of an insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of a Lender’s insolvency, the Lender’s servicing of the Participation may be delayed and the assignability of the Participation may be impaired. The Fund will acquire Participations only if the Lender interpositioned between the Fund and the borrower is determined by the Adviser to be creditworthy.

When the Fund purchases Assignments from Lenders it will acquire direct rights against the borrower on the loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for Participations and Assignments, it is likely that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Fund’s ability to dispose of particular Assignments or Participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Participations and Assignments also may make it more difficult for the Fund to assign a value to these securities for purposes of valuing the Fund’s securities and calculating its NAV.

Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to the Fund in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Participations and Assignments may also include standby financing commitments that obligate the investing Fund to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to Lenders that are themselves subject to political and economic risks, including the risk of currency devaluation, expropriation, or failure. Such Participations and Assignments present additional risk of default or loss.

Bank loans generally are negotiated between a borrower and several financial institutional lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the loan and the rights of the borrower and the lenders, monitoring any collateral, and collecting principal and interest on the loan. By investing in a loan, the Fund becomes a member of a syndicate of lenders. Investments in bank loans entail those risks described above, such as liquidity risk and risk of default.

Some of the loans in which the Fund may invest or obtain exposure to may be “covenant lite” loans. Certain financial institutions may define “covenant lite” loans differently. Covenant lite loans or securities, which have varied terms and conditions, may contain fewer or no restrictive covenants compared to other loans that might enable an investor to proactively enforce financial covenants or prevent undesired actions by the borrower. As a result, the Fund may experience

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relatively greater difficulty or delays in enforcing its rights on its holdings of certain covenant lite loans and debt securities than its holdings of loans or securities with more traditional financial covenants, which may result in losses to the Fund.

Senior Loans. Senior Loans are loans that are senior in repayment priority to other debt of the borrower. Senior Loans generally pay interest that floats, adjusts or varies periodically based on benchmark indicators, specified adjustment schedules or prevailing interest rates. Senior Loans are often secured by specific assets or “collateral,” although they may not be secured by collateral. A Senior Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”), generally referred to as a “syndicate.” The Agent typically administers and enforces the Senior Loan on behalf of the Loan Investors in the syndicate. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan Investors. Loan interests primarily take the form of assignments purchased in the primary or secondary market. Loan interests may also take the form of participation interests in, or novations of, a Senior Loan. Senior Loans primarily include senior floating rate loans and secondarily senior floating rate debt obligations (including those issued by an asset-backed pool), and interests therein.

Loan Collateral. Borrowers generally will, for the term of the Senior Loan, pledge collateral to secure their obligation. In addition, Senior Loans may be guaranteed by or secured by assets of the borrower’s owners or affiliates. During the term of the Senior Loan, the value of collateral securing the Loan may decline in value, causing the Loan to be under-collateralized. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Senior Loan. In addition, if a Senior Loan is foreclosed, the Fund could become part owner of the collateral and would bear the costs and liabilities associated with owning and disposing of such collateral.

Fees. The Fund may receive a facility fee when it buys a Senior Loan, and pay a facility fee when it sells a Senior Loan. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower or an amendment fee.

Loan Administration. In a typical Senior Loan, the Agent administers the terms of the loan agreement and is responsible for the collection of principal, and interest payments from the borrower and the apportionment of these payments to the Loan Investors. Failure by the Agent to fulfill its obligations may delay or adversely affect receipt of payment by the Fund.

Furthermore, unless under the terms of a loan agreement or participation (as applicable) the Fund has direct recourse against the borrower, the Fund must rely on the Agent and the other Loan Investors to use appropriate remedies against the borrower. The Agent is typically responsible for monitoring compliance with covenants contained in the loan agreement based upon reports prepared by the borrower. The typical practice of an Agent or a Loan Investor in relying exclusively or primarily on reports from the borrower may involve the risk of fraud by the borrower. It is unclear whether an investment in a Senior Loan offers the securities law protections against fraud and misrepresentation.

A financial institution’s appointment as Agent may usually be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent. A successor Agent would generally be appointed to replace the terminated Agent, and assets held by the Agent under the Loan Agreement should remain available to holders of Senior Loans. However, if assets held by the Agent for the benefit of the Fund were determined to be subject to the claims of the Agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on a Senior Loan, or suffer a loss of principal and/or interest. In situations involving other Interposed Persons (as defined below), similar risks may arise.

Additional Information. The Fund may purchase and retain in its portfolio a Senior Loan where the borrower has experienced, or may be perceived to be likely to experience, credit problems, including involvement in or recent emergence from bankruptcy reorganization proceedings or other forms of debt restructuring. While such investments may provide opportunities for enhanced income as well as capital appreciation, they generally involve greater risk and may be considered speculative. The Fund may from time to time participate in ad-hoc committees formed by creditors to negotiate with the management of financially troubled borrowers. The Fund may incur legal fees as a result of such participation. In addition, such participation may restrict the Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by the Fund also may expose the Fund to potential liabilities under bankruptcy or other laws governing the rights of creditors and debtors. The Fund will participate in such committees only when the investment adviser believes that such participation is necessary or desirable to enforce the Fund’s rights as a creditor or to protect the value of a Senior Loan held by the Fund.

In some instances, other accounts managed by the investment adviser may hold other securities issued by borrowers the Senior Loans of which may be held by the Fund. These other securities may include, for example, debt securities that are

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subordinate to the Senior Loans held by the Fund, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the borrower deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the borrower’s Senior Loans. In such cases, the investment adviser may owe conflicting fiduciary duties to the Fund and other client accounts. The investment adviser will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases, certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment adviser’s client accounts collectively held only a single category of the issuer’s securities. See “Potential Conflicts of Interest.”

The Fund may acquire warrants and other equity securities as part of a unit combining a Senior Loan and equity securities of a borrower or its affiliates. The Fund may also acquire equity securities or debt securities (including non-dollar denominated debt securities) issued in exchange for a Senior Loan or issued in connection with the debt restructuring or reorganization of a borrower, or if such acquisition, in the judgment of the investment adviser, may enhance the value of a Senior Loan or would otherwise be consistent with the Fund’s investment policies.

The Fund will generally acquire participations only if the Loan Investor selling the participation, and any other persons interpositioned between the Fund and the Loan Investor (an “Interposed Person”), at the time of investment, has outstanding debt or deposit obligations rated investment grade (BBB or A-3 or higher by S&P or Baa or P- 3 or higher by Moody’s or comparably rated by another nationally recognized statistical ratings organization) or determined by the investment adviser to be of comparable quality.

Build America Bonds. Build America Bonds are taxable municipal obligations issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support. Under the Act, assuming certain specified conditions were satisfied, issuers could either (i) receive reimbursement from the U.S. Treasury with respect to its interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in the bonds (“tax credit” Build America Bonds). The federal interest subsidy or tax credit continues for the life of the bonds. Unlike most other municipal obligations, interest received on Build America Bonds is subject to U.S. federal income tax and may be subject to state income tax. The subsidy that issuers of direct pay Build America Bonds receive from the U.S. Treasury has been reduced as a result of budgetary sequestration, which has resulted, and which may continue to result, in early redemptions of Build America Bonds at par value. The early redemption of such bonds at par value may result in a potential loss in value for investors of such bonds, including the Fund, who may have purchased the securities at prices above par. Pursuant to the terms of the Act, the issuance of Build America Bonds ceased on December 31, 2010. As a result, the availability of such bonds is limited, which may adversely affect their liquidity.

Credit Linked Securities. Credit linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps, and other securities in order to provide exposure to certain fixed-income markets. Credit linked securities may be used as a cash management tool in order to gain exposure to a certain market and to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. An issuer may sell one or more credit default swaps under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the reference instrument upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the reference instrument. This, in turn, would reduce the amount of income and principal that the holder of the credit linked security would receive. Credit linked securities generally will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Forward Rate Agreements. Under a forward rate agreement, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable. These instruments are traded in the OTC market.

Contracts for Difference. The Fund may purchase contracts for difference (“CFDs”). A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are typically both required to post margin,

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which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer’s initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Fund buys a long CFD and the underlying security is worth less at the end of the contract, the Fund would be required to make a payment to the seller and would suffer a loss. Also, there may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Fund’s shares, may be reduced. The Fund will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies.

Inflation Indexed (or Inflation-Linked) Bonds. Inflation-indexed bonds are fixed-income securities the principal value of which is periodically adjusted according to the rate of inflation. Inflation-indexed bonds are issued by governments, their agencies or instrumentalities and corporations. Two structures are common: the U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond; most other issuers pay out the inflation accruals as part of a semiannual coupon.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation. However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the risk of changes in their yields. In certain jurisdictions outside the United States, the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements in the Consumer Price Index.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Borrowing for Temporary Purposes. The Fund may borrow for temporary purposes (such as to satisfy redemption requests, to remain fully invested in advance of the settlement of share purchases, and to settle transactions). The Fund’s ability to borrow is subject to the terms and conditions of its credit arrangements, which in some cases may limit the Fund’s ability to borrow under the arrangement. The Fund will be required to maintain a specified level of asset coverage with respect to all borrowings and may be required to sell some of its holdings to reduce debt and restore coverage at times when it may not be advantageous to do so.

The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under a credit arrangement are senior to the rights of holders of shares with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lenders may have the right to cause a liquidation of the collateral (i.e., sell Fund assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well.

Credit arrangements are subject to annual renewal, which cannot be assured. If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs. Because the Fund is a party to a joint credit arrangement, it may be unable to borrow some or all of its requested amounts at any particular time. Borrowings involve additional expense to the Fund.

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Short-Term Trading. Fixed-income securities may be sold in anticipation of market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, such a security may be sold and another purchased at approximately the same time to take advantage of what is believed to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed-income securities or changes in the investment objectives of investors.

Reverse Repurchase Agreements. Under a reverse repurchase agreement, certain Funds sell a security and promises to repurchase that security at an agreed-upon future date and price. The price paid to repurchase the security reflects interest accrued during the term of the agreement. Reverse repurchase agreements may be entered into for, among other things, obtaining leverage, facilitating short-term liquidity or when the Adviser expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense. Please see “Derivatives Agreements — Regulatory Matters” and “Repurchase Agreements”. Reverse repurchase agreements may be viewed as a speculative form of borrowing called leveraging. Furthermore, reverse repurchase agreements involve the risks that (i) the interest income earned in the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase, (iii) the market value of the securities sold will decline below the price at which the Fund is required to repurchase them and (iv) the securities will not be returned to the Fund.

In addition, the use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. All forms of borrowing are limited in the aggregate and may not exceed 33 1/3% of the Fund’s total assets, except as permitted by law or SEC regulations.

Short Sales. A short sale is a transaction in which certain Funds sell securities that it owns or has the right to acquire at no added cost (i.e., “against the box”) or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund arranges through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Fund intends to replace the securities at a lower price and therefore, profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Fund makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Fund replaces the borrowed securities. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

The Fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid securities. Short sales by the Fund involve certain risks and special considerations. If the Adviser incorrectly predicts that the price of the borrowed security will decline, the Fund will have to replace the securities with securities with a greater value than the amount received from the sale. As a result, losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested. Please see “Derivatives Agreements — Regulatory Matters”.

Additional Risks.

In addition to the investment strategies and risks described in the prospectus and above, each Fund is subject to the following risks:

Duration. Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen Fund duration. As the value of a security changes over time, so will its duration.

Operational Risk. The Fund’s service providers, including the investment adviser, may experience disruptions or operating errors that could negatively impact the Fund. Disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect the Fund’s ability to conduct business, in particular if the Fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such

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event. While service providers are expected to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Fund’s in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. It also is not possible for Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. To the extent the investment adviser or other service providers use or rely on proprietary and/or third-party technology and data, such uses are subject to operational risks associated with processing or human errors, systems or technology failures, cyber attacks, and errors caused by third party service providers and data sources. Additionally, legal and regulatory changes, such as those related to information privacy and data protection, may have an impact on the use of existing or emerging technologies, and may impact the investment adviser and the Fund. These and other operational risks could impede the Fund’s ability to effectively implement its investment strategy.

Special Risks Related to Cyber Security. The Trust and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems; compromises to networks or devices that the Trust and its service providers use to service the Trust’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Trust and its service providers. The Trust and its service providers are also subject to the cybersecurity and data risks discussed with respect to their use of AI tools, to the extent applicable, and the risk of AI tools and AI generated-content being used in criminal or negligent ways, including for cyberattacks. AI Companies in which the Fund invest are also particularly subject to these and other cybersecurity risks. Cyber attacks against or security breakdowns of the Trust or its service providers may adversely impact the Trust and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Trust may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Trust or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

Regulatory and Legal Risk. U.S. and non-U.S. governmental agencies and other regulators regularly implement additional regulations and legislators pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives and other transactions). These regulations and laws impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders. For example, the SEC adopted amendments to rules related to fund names and related strategies, which could result in costs to some Funds in amending their names and/or strategies accordingly. In addition, a rapidly expanding or otherwise more aggressive regulatory environment may impose greater costs on all sectors and on financial services companies in particular.

Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments. These values change daily due to economic and other events that affect or are perceived or expected to affect the U.S. and global markets generally, as well as those that affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. Price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and markets increases the likelihood that events or conditions in one region, sector, industry, market or with respect to one company may adversely impact issuers in a different country, region, sector, industry, or market. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries (and in turn adversely impact the Fund’s investments) and otherwise adversely affect the Fund and its operations. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market, political or financial system instability or uncertainty, embargoes, the threat and/or actual imposition of tariffs, sanctions and other trade barriers, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell securities to meet redemptions. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. There is a risk that you may lose money by investing in the Fund.

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Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat. These types of events quickly and significantly impact markets in the U.S. and across the globe leading to extreme market volatility and disruption. The extent and nature of the impact on supply chains or economies and markets from these events is unknown, particularly if a health emergency or other similar event, persists for an extended period of time. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruption, could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies and financial markets and the Adviser’s investment advisory activities and services of other service providers, which in turn could adversely affect the Fund’s investments and other operations. The value of the Fund’s investment may decrease as a result of such events, particularly if these events adversely impact the operations and effectiveness of the Adviser or key service providers or if these events disrupt systems and processes necessary or beneficial to the investment advisory or other activities on behalf of the Fund.

Additionally, health crises and geopolitical developments have in the past, and may in the future, adversely impact a number of industries, including but not limited to retail, transportation, hospitality and entertainment. In addition to these or other developments having adverse consequences for certain companies and other issuers in which the Fund invests and the value of the Fund’s investments therein, the operations of the Adviser (including those relating to the Fund) could be impacted adversely, including through quarantine measures and travel restrictions imposed on the Adviser’s, or service providers’ personnel located in affected countries, regions or local areas, or any related health issues of such personnel. Any of the foregoing events could materially and adversely affect the Adviser’s ability to source, manage and divest investments on behalf of the Fund and pursue the Fund’s investment objectives and strategies. Similar consequences could arise with respect to other infectious diseases.

Low or high interest rates may magnify the risks associated with rising interest rates. During periods of low interest rates, the Fund’s susceptibility to interest rate risk (i.e., the risks associated with changes in interest rates) may be magnified, its yield and income may be diminished and its performance may be adversely affected (e.g., during periods of low interest rates, the Fund may be unable to maintain positive returns). Changing interest rates, may have unpredictable effects on markets, including market volatility and reduced liquidity, and may adversely affect the Fund’s yield, income and performance. In addition, government actions (such as changes to interest rates) could have unintended economic and market consequences that adversely affect the Fund’s investments.

Investments in certain debt securities will be especially subject to the risk that, during certain periods, the liquidity of particular issuers or industries, or all securities within a particular investment category, may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. Government and other public debt can be adversely affected by large and sudden changes in local and global economic conditions that result in increased debt levels. Although high levels of government and other public debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high debt level may increase market pressures to meet an issuer’s funding needs, which may increase borrowing costs and cause a government or public or municipal entity to issue additional debt, thereby increasing the risk of refinancing. A high debt level also raises concerns that the issuer may be unable or unwilling to repay the principal or interest on its debt, which may adversely impact instruments held by the Fund that rely on such payments. Governmental and quasi-governmental responses to certain economic or other conditions may lead to increasing government and other public debt, particularly when such responses are unprecedented, which heighten these risks. Unsustainable debt levels can lead to declines in the value of currency, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns, can generate or contribute to an economic downturn or cause other adverse economic or market developments, such as increases in inflation or volatility. Increasing government and other public debt may adversely affect issuers, obligors, guarantors or instruments across a variety of asset classes.

ESG Investment Risk. To the extent that the Adviser considers environmental, social and/or governance (“ESG”) issues, the Fund’s performance may be impacted. Additionally, the Adviser’s consideration of ESG issues may require subjective analysis based on qualitative assessments and the ability of the Adviser to consider ESG issues may be impacted by data availability for a particular company or issuer (or obligor), including if the data is inaccurate, incomplete, unavailable or based on estimates. The Adviser’s consideration of ESG issues may contribute to the Adviser’s decision to forgo opportunities to buy certain securities. ESG issues with respect to an issuer (or obligor) or the Adviser’s assessment of such

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may change over time. The consideration of ESG issues within the Adviser’s investment decision-making process for the Fund may vary across asset classes, industries and sectors. When deemed by the Adviser to be relevant to its evaluation of creditworthiness and when applicable information is available, the Adviser considers ESG issues which may impact the prospects of an issuer (or obligor) or financial performance of an obligation. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio.

Use of Artificial Intelligence Technology Risk. The Fund, its third-party vendors, shareholders, financial intermediaries or counterparties with which it interacts directly or indirectly may use or rely on proprietary and/or third-party technology, including artificial intelligence solutions. Artificial intelligence (“AI”) refers to computer systems capable of performing tasks that typically require human intelligence, including but not limited to machine learning, natural language processing, and generative and agentic AI technologies. These systems are designed to analyze data, learn from patterns, make decisions and solve problems. Actual usage of AI will vary and is likely to change over time. Investors should be aware that the use of AI tools, while potentially beneficial, presents a range of risks and may result in material adverse consequences (such as operational errors and investment/risks) for the Fund and/or its third-party vendors, shareholders, financial intermediaries or counterparties, and no assurance can be given that any controls adopted to govern the use of AI will fully mitigate the risks associated with AI technologies. In addition, AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks.

Risk of Errors: AI tools may produce inaccurate, biased, insufficient, discriminatory, misleading, incomplete, undetectable manipulative or otherwise flawed responses due to (among other things) limitations in training data, algorithmic design or operational oversight. Such deficiencies may result in operational errors, investment losses, reputational, financial, or social harm, legal liability, regulatory scrutiny or other adverse effects. The deployment and supervision of AI tools may increase operational and compliance risks. Inappropriate use of AI tools or overreliance on AI outputs without adequate human oversight may further exacerbate these risks.

Explainability Risk: The Fund may have limited visibility into the data sources, methodologies or decision-making processes underlying AI tools, which may complicate the assessment of reliability and risks of such AI tools. Errors or defects in the coding or design of AI tools may only become apparent after widespread deployment of such tools. Additionally, AI tools may present challenges in transparency, explainability, and traceability. Users of AI tools may not be able to fully explain how decisions are made or how data is processed, which could lead to operational, regulatory, or reputational risks.

Regulatory/Legal Risks: The legal and regulatory environment relating to AI is uncertain and evolving and future changes, such as those related to privacy, data protection and intellectual property, could have an impact on the use of AI and existing or emerging technologies that could impact the Fund and/or its third-party vendors, shareholders, financial intermediaries or counterparties. It is possible that future changes in applicable legal and regulatory requirements could increase compliance costs. Any of these risks could adversely affect the Fund and/or its third-party vendors, shareholders, financial intermediaries or counterparties. Additionally, regulatory actions or legal challenges may impose restrictions or obligations that affect operational efficiency or compliance posture. There is no assurance the Fund can successfully assert proprietary rights in output generated by its use of AI tools.

Third-Party Use and Operational Resilience Risk: The Fund may not be able to control the use of AI technologies in third-party products or services, including those provided by the Fund’s service providers and/or other entities with which it interacts directly or indirectly. The use of third-party and open-source AI tools (if any) can pose additional risks relating to data protection and information security, including the potential exposure of confidential information to unauthorized recipients and the misuse of intellectual property, which could adversely affect the Fund. Reliance on a limited number of foundation models or third-party vendors may create concentration risk, potentially impacting operational resiliency and increasing vulnerability to systemic disruption.

Cybersecurity Risk: AI tools may be subject to heightened security vulnerabilities, cyber attacks, and/or other acts by malicious actors. Unauthorized persons who gain access to AI tools used by the Fund and/or its third-party vendors, shareholders, financial intermediaries or counterparties, or the underlying datasets thereof, may be able to access the Fund or investor’s data, to impede or disrupt the Fund and/or its third-party vendors, shareholders, financial intermediaries or counterparties’ ability to perform their functions, or corrupt the underlying AI tool through techniques such as data poisoning, which may cause the AI tools to produce erroneous outputs.

Additional Risks of AI Tools: The misuse of AI tools, whether intentional or inadvertent, may expose the Fund to additional risks. In addition, AI tools and technology are evolving rapidly and the integration of AI in systems and operations create

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new risks that can be difficult to assess and anticipate. For example, “agentic AI” (generally, a more autonomous version of AI) is a new area of AI that may be considered particularly speculative and risks may be heightened with respect to the use of “agentic AI” by the Fund and/or its third-party vendors, shareholders, financial intermediaries or counterparties.

Investments in Artificial Intelligence Companies. The Fund may invest in companies involved in, or exposed to AI and related technologies (“AI Companies”), which are subject to a wide additional range of risks that may adversely affect the performance of the Fund’s investment.

Market and Business Risks: Many AI Companies have limited product lines, markets, financial resources or personnel and may be particularly sensitive to fluctuations in consumer demand, rapid changes in business cycles, world economic growth, technological progress and industry trends. Securities of AI Companies, especially smaller or start-up firms, tend to be more volatile than those of companies that do not rely heavily on the growth of such technology and business. In addition, prices of securities of AI Companies may be based on expectations that might not materialize and are particularly subject to investor sentiment that could shift and, in each case, such developments could cause losses for the Fund’s investments in AI Companies.

Technology and Product Risks: AI Companies face intense competition and the risk of rapid product obsolescence. The success of their products and services is not guaranteed and may be impacted by unpredictable changes in growth rates and frequent new product introductions. Many AI Companies invest heavily in research and development, mergers and acquisitions and other innovation efforts, which may not yield successful outcomes or favorable financial results. For example, in addition, “agentic AI” (generally, a more autonomous version of AI) is a new area of AI that may be considered particularly speculative. Risks associated with investment in, or exposure to, AI Companies are heightened for companies devoting substantial resources to “agentic AI”.

Intellectual Property Risks: AI Companies are heavily dependent on intellectual property rights, including patents, copyrights, trademarks and trade secrets. Loss, impairment or misappropriation of these rights could materially affect their operations and financial prospects. There is no assurance that AI Companies will be able to adequately protect their proprietary technologies or prevent competitors from developing substantially similar or superior technologies.

Cybersecurity and Data Risks: AI Companies are potential targets for cyberattacks, which could result in reputational harm, legal liability and operational disruption. AI technology is highly reliant on the collection and analysis of large datasets. Inaccurate, incomplete or biased data may lead to flawed outputs and decision-making errors. AI Companies may also rely on a limited number of foundation models or third-party vendors, which may create concentration risk, potentially impacting operational resiliency and increasing vulnerability to systemic disruption.

Regulatory Risks: The legal and regulatory environment relating to AI is uncertain and evolving and future changes, such as those related to privacy, data protection and intellectual property, could have an impact on the operations of AI Companies. In addition, AI Companies could face increasing government and regulatory scrutiny in the future and may be subject to adverse government or legal action, which may limit the development of this technology and impede the growth of AI Companies. Similarly, the collection, storage, processing and safeguarding of data from consumers and other sources could face increased regulatory scrutiny. AI Companies may face regulatory fines and penalties, including forced break-ups, that could hinder their ability to operate on an ongoing basis.

Sector and Geographic Concentration Risks: Customers and suppliers of AI Companies may be concentrated in specific countries, regions or industries. Adverse events affecting these areas could negatively impact performance. Additionally, country, government, and/or region-specific legislation, regulations or restrictions could have an adverse impact on AI Companies. AI Companies may face increased risk from trade agreements between countries that develop these technologies and countries in which customers of these technologies are based. Lack of resolution or potential imposition of trade tariffs may hinder the companies’ ability to successfully deploy their inventories. AI Companies may also be exposed to risks from other sectors, such as robotics, which may amplify the impact of negative developments.

INVESTMENT POLICIES AND LIMITATIONS

Fundamental Policies

Each Fund has adopted the following fundamental policies, which may not be changed without the approval by “vote of a majority of the outstanding voting securities” of the Fund as defined in the 1940 Act. The 1940 Act provides that the “vote of a majority of the outstanding voting securities” of a Fund means the vote, at the annual or a special meeting of the security holders of such Fund duly called, (A) of 67% or more of the voting securities present at such meeting, if the holders

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of more than 50% of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50% of the outstanding voting securities of such Fund, whichever is the less.

1	Except as otherwise permitted by the 1940 Act or any applicable law, rule, order or interpretation, each Fund may not purchase any security if, as a result of that purchase, more than 25% of its total assets would be invested in securities of issuers within the same industry.
2	A Fund may borrow money to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation.
3	A Fund may issue senior securities to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation.
4	A Fund may not underwrite securities issued by others, except to the extent that the Fund may be deemed an underwriter under certain securities laws in purchasing or disposing of portfolio securities or in connection with investments in other investment companies.
5	A Fund may purchase or sell commodities to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation.
6	A Fund may purchase or sell real estate or any interest therein to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation.
7	A Fund may make loans to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation.
8	Except with respect to the Eaton Vance New York Municipal Income ETF, a Fund may not make any investment inconsistent with its classification as a “diversified company”, as defined in the 1940 Act or as interpreted, modified or applied by the SEC or its staff.

In addition, as a matter of fundamental policy, under normal circumstances, the Eaton Vance California Municipal Opportunities ETF will invest at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and California state personal income taxes. As a matter of fundamental policy, under normal circumstances, each of the Eaton Vance High Yield Municipal Income ETF, Eaton Vance Municipal Opportunities ETF, Eaton Vance National Municipal Income ETF, Eaton Vance National Ultra-Short Municipal Income ETF and Eaton Vance Short Duration Municipal Opportunities ETF will invest at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax. As a matter of fundamental policy, under normal circumstances, the Eaton Vance New York Municipal Income ETF will invest at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income taxes and the state taxes specified in the Fund’s investment objective.

Additional Information About the Investment Policies and Limitations

Summary of 1940 Act Restrictions on Certain Activities. The following is not part of the fundamental policies of the Funds but provides additional information regarding certain of these policies. Certain of a Fund’s fundamental policies set forth above permit the Fund to make investments or engage in transactions to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation, or prohibit transactions except to the extent permitted by the 1940 Act or any applicable law, rule, order or interpretation. To the extent the 1940 Act or the rules, orders, or interpretations thereunder may, in the future, be amended or otherwise revised to provide greater flexibility, or to the extent the SEC may in the future grant exemptive relief providing greater flexibility, the Fund will be able to use that flexibility without seeking shareholder approval of its fundamental policies. Similarly, with respect to Investment Policy No. 8, a Fund may rely on greater flexibility provided by the 1940 Act or interpretations, modifications or as applied by the SEC or its staff.

•	Concentration – According to the present interpretation by the SEC, a fund has concentrated its investments in the securities of issuers primarily engaged in any particular industry if the fund’s holdings in the securities in such issuers comprise more than 25% of the fund’s total assets. These limits do not apply to securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or municipal obligations.
•	With respect to each Fund’s policy not to invest more than 25% of its total assets in any one industry, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and municipal obligations backed
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by the credit of a governmental entity are not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users and the Fund’s 25% limitation would apply to such issuers. In addition, each Fund may invest 25% or more of its total assets in certain types of municipal obligations, such as revenue bonds, and certain economic sectors, such as housing, hospitals and other health care facilities or utilities.
•	Borrowing money – The 1940 Act permits a Fund to borrow up to 33 1⁄3% of its total assets (including the amounts borrowed) from banks, plus an additional 5% of its total assets for temporary purposes, which may be borrowed from banks or other sources. The borrowings subject to these limits include borrowings through reverse repurchase agreements and similar financing transactions unless a Fund has elected to treat all such transactions as derivatives transactions for purposes of the SEC rule allowing a Fund to enter into reverse repurchase agreements and similar financing transactions.
•	Issuing senior securities – A “senior security” is an obligation with respect to the earnings or assets of a company that takes precedence over the claims of that company’s common stock with respect to the same earnings or assets. The 1940 Act prohibits an open-end fund from issuing senior securities other than certain borrowings from a bank, but an SEC rule allows a Fund to engage in certain types of transactions (such as short sales, buying and selling financial futures contracts and other derivative instruments and selling put and call options) notwithstanding this prohibition and deems certain when issued, forward-settling and non-standard settlement cycle securities transactions not to involve a senior security, subject to compliance with the conditions of the rule. The fundamental policy relating to senior securities allows the Fund to operate in reliance upon this rule.
•	Real Estate – The Funds will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in: (i) securities or other instruments backed by real estate or interests in real estate, (ii) securities or other instruments of issuers or entities that deal in real estate or are engaged in the real estate business, (iii) real estate investment trusts (REITs) or entities similar to REITs formed under the laws of non-U.S. countries or (iv) real estate or interests in real estate acquired through the exercise of its rights as a holder of securities secured by real estate or interests therein.
•	Making loans (Lending) – Under the 1940 Act, an open-end fund may loan money or property to persons who do not control and are not under common control with the Fund, except that a Fund may make loans to a wholly-owned subsidiary. In addition, the SEC staff takes the position that a Fund may not lend portfolio securities representing more than one-third of the Fund’s total asset value. A Fund must receive from the borrower collateral at least equal in value to the loaned securities, marked to market daily.
•	Diversification – Under the 1940 Act, a “diversified” Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies. A “non-diversified” Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund.

The percentage limitations contained in the fundamental policies apply at the time of purchase of securities. Unless otherwise required by the 1940 Act (as is the case with borrowing), a later change in percentage resulting from changes in the value of the Fund’s assets or in total or net assets of the Fund will not be considered a violation of the restriction and the sale of securities will not be required. Future portfolios of the Trust may adopt different limitations.

Tax Diversification. Whether diversified or non-diversified, each Fund will satisfy the diversification requirements for tax treatment as a RIC. As a result, each Fund will diversify its holdings so that, at the close of each quarter of its taxable year or within 30 days thereafter, (i) at least 50% of the market value of the Fund’s total assets is represented by cash (including cash items and receivables), U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its total assets is invested in (i) the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses or (ii) the securities of one or more “qualified” publicly traded partnerships.

Unusual Market Conditions. The investment policies, limitations or practices of the Funds may not apply during periods of unusual or adverse market, economic, political or other conditions. Such market, economic, political or other conditions may include periods of abnormal or heightened market volatility, strained credit and/or liquidity conditions or increased governmental intervention in the markets or industries. During such periods, a Fund may not invest according to its principal investment strategies or in the manner in which its name may suggest, and may be subject to different and/or heightened risks. It is possible that such unusual or adverse conditions may continue for extended periods of time.

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DISCLOSURE OF PORTFOLIO HOLDINGS

“Fund” as used herein refers to each Acquiring Fund (unless otherwise noted).

Each Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (the “NSCC”), a clearing agency that is registered with the SEC. The basket represents one Creation Unit of the Fund. The Trust, Adviser, Custodian (defined below) and Distributor (defined below) will not disseminate non-public information concerning the Trust.

The Trust provides a complete schedule of portfolio holdings for the second and fourth fiscal quarters in its Form N-CSR, and for the first and third fiscal quarters in its filings with the SEC as an exhibit to Form N-PORT. The Funds’ portfolio holdings is available on or about the date of this Statement of Additional Information on the Fund’s public website, www.eatonvance.com.

The Adviser shall report quarterly to the Board of Trustees (or a designated committee thereof) at the next regularly scheduled meeting: (i) any material information concerning all parties receiving non-public portfolio holdings information pursuant to an exemption; and (ii) any new non-disclosure agreements entered into during the reporting period. Procedures to monitor the use of such non-public portfolio holdings information may include requiring annual certifications that the recipients have utilized such information only pursuant to the terms of the agreement between the recipient and the Adviser and, for those recipients receiving information electronically, acceptance of the information will constitute reaffirmation that the third party expressly agrees to maintain the disclosed information in confidence and not to trade portfolio securities based on the non-public information.

EXCHANGE LISTING AND TRADING

“Fund” as used herein refers to each Acquiring Fund (unless otherwise noted).

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Shareholder Information section of the Funds’ Prospectus. The discussion below supplements, and should be read in conjunction with, that section of each of the Prospectus.

Shares of each Fund will be listed for trading, and trade throughout the day, on the Listing Exchange and in other secondary markets. Shares of each Fund may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of a Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of a Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of a Fund; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Exchange will also remove shares of a Fund from listing and trading upon termination of a Fund. As in the case of other publicly-traded securities, when you buy or sell shares of the Funds through a broker, you may incur a brokerage commission determined by that broker, as well as other charges. The Trust reserves the right to adjust the share price of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund or an investor’s equity interest in a Fund.

CREATIONS AND REDEMPTIONS OF SHARES

“Fund” as used herein refers to each Acquiring Fund (unless otherwise noted).

The Trust issues and sells shares of each Fund only in Creation Units. Each Fund issues and sells shares generally in exchange for cash, or in certain circumstances, a basket of securities and/or instruments (the “Deposit Securities”) together with a deposit of a specified cash payment (the “Cash Component”), if any on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Participant Agreement (as defined below), on any Business Day (as defined below).

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A transaction fee is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units, as applicable. Investors who are authorized to deal in Creation Units (“Authorized Participants”) will be required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, on a given day regardless of the number of Creation Units created or redeemed on that day. The Funds may adjust the transaction fee from time to time, and a Fund may waive all or a portion of its applicable transaction fee. An additional charge or a variable charge will be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions. Specifically, a Fund may charge an additional variable fee for creations and redemptions in cash to offset brokerage and other impact expenses associated with the cash transaction. With respect to creation orders, Authorized Participants are responsible for the costs of transferring the securities constituting the Deposit Instruments to the account of the Trust and with respect to redemption orders, Authorized Participants are responsible for the costs of transferring the securities received on redemption from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may also be charged a fee for such services.

In its discretion, the Adviser reserves the right to increase or decrease the number of a Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of a Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A “Business Day” with respect to the Funds is each day the New York Stock Exchange (the “NYSE”), the Listing Exchange and the Trust are open, including any day that a Fund is required to be open under Section 22(e) of the 1940 Act, which excludes weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Orders from large institutional investors who have entered into agreements with the Funds’ Distributor to create or redeem Creation Units will only be accepted on a Business Day.

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than its regularly scheduled closing time. The Trust reserves the right to reprocess creation and redemption transactions that were initially processed at a NAV other than a Fund’s official closing NAV (as each may be subsequently adjusted), and to recover amounts from (or distribute amounts to) Authorized Participants (as defined below) based on the official closing NAV. The Trust reserves the right to advance the time by which creation and redemption orders must be received for same business day credit as otherwise permitted by the SEC.

Fund Deposit

The consideration for purchase of Creation Units may consist of Deposit Securities and/or the Cash Component. Together, the Deposit Securities and Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The portfolio of securities required may be different than the portfolio of securities such Fund will deliver upon redemption of Fund shares.

The function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant. The Cash Component may also include a “Dividend Equivalent Payment,” which enables each Fund to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Fund with ex-dividend dates within the accumulation period for such distribution (the “Accumulation Period”), net of expenses and liabilities for such period, as if all of the securities had been held by the Trust for the entire Accumulation Period. The Accumulation Period begins on the ex-dividend date for each Fund and ends on the next ex-dividend date.

The Custodian, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the identity and the required number or amount of each Deposit Security and the amount of the Cash Component (or cash deposit) to be included in the current Fund Deposit (based on information at the end of the previous Business Day). Such Fund Deposit is applicable, subject to

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any adjustments, as described below, in order to effect purchases of Creation Units of that Fund until such time as the next-announced composition of the Fund Deposit is made available.

Procedures of Creating Creation Units

To be eligible to place orders with the Distributor and to create a Creation Unit of a Fund, an entity must be a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of Creation Units (a “Participant Agreement,” and such participants, an “Authorized Participant”). All shares of the Funds, however created, will be entered on the records of DTC in the name of its nominee for the account of a participant of DTC (“DTC Participant”).

Except as described below, and in all cases subject to the terms of the applicable Participant Agreement, all orders to create Creation Units of a Fund must be received by the Transfer Agent (as defined below) no later than the closing time of the regular trading session of the Listing Exchange (“Order Cutoff Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed for creation of Creation Units to be effected based on the NAV of shares of such Fund as next determined after receipt of an order in proper form. A “Custom Order” may be placed by an Authorized Participant in the event that a Fund accepts (or delivers, in the case of a redemption) a basket of securities and/or cash that differs from a basket of Deposit Securities and/or cash published or transacted on a Business Day (discussed below). Custom Orders must be received by the Transfer Agent at such earlier time as provided in the Participant Agreement and/or applicable order form. On days when the Exchange closes earlier than normal (such as the day before a holiday), the Fund requires standard orders to create Creation Units to be placed by the earlier closing time and Custom Orders to create Creation Units must be received no later than one hour prior to the earlier closing time. Notwithstanding the foregoing, the Trust may, but is not required to, permit Custom Orders until 4:00 p.m., Eastern time, or until the market close (in the event the Exchange closes early). The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant through the Transfer Agent’s electronic order system or by telephone or other transmission method acceptable to the Transfer Agent and approved by the Distributor pursuant to procedures set forth in the Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent, Distributor or an Authorized Participant.

All investor orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (to provide for payments of cash). Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Fund will have to be placed by the investor’s broker through an Authorized Participant. In such cases, there may be additional charges to such investor. A limited number of broker-dealers are expected to execute a Participant Agreement and only a small number of such Authorized Participants are expected to have international capabilities.

Creation Units may be created in advance of the receipt by the Trust of all or a portion of the Fund Deposit. In such cases, the Authorized Participant will remain liable for the full deposit of the missing portion(s) of the Fund Deposit and will be required to post collateral with the Trust consisting of cash at least equal to a percentage of the marked to market value of such missing portion(s) that is specified in the Participant Agreement. The Trust may use such collateral to buy the missing portion(s) of the Fund Deposit at any time and will subject such Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of such collateral. The Trust will have no liability for any such shortfall. The Trust will return any unused portion of the collateral to the Authorized Participant once the entire Fund Deposit has been properly received by the Transfer Agent and deposited into the Trust.

Orders for Creation Units that are affected outside the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”) are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Acceptance of Creation Orders

The Trust reserves the right to reject a creation order transmitted to it by the Distributor, for any reason, provided that such action does not result in a suspension of sales of Creation Units in contravention of Rule 6c-11 and the SEC’s positions thereunder. For example, a Fund may reject or revoke acceptance of a creation order when:

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(a)	the order is not in proper form;
(b)	the creator or creators, upon obtaining the shares, would own 80% or more of the currently outstanding shares of a Fund;
(c)	the Deposit Securities delivered are not as specified by the Administrator, as described above; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include, without limitation, acts of God or public service or utility problems such as earthquakes, fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; wars; civil or military disturbances, including acts of civil or military authority or governmental actions; terrorism; sabotage; epidemics; riots; labor disputes; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, the NSCC or any other participant in the creation process, and similar extraordinary events. The Transfer Agent will notify an Authorized Participant if an order is rejected. The Trust, the Custodian, any sub-custodian, the Distributor and the Transfer Agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits to Authorized Participants nor shall any of them incur any liability to Authorized Participants for the failure to give any such notification. All questions as to the amounts of the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Portfolio Trading by Authorized Participants

When creation or redemption transactions consist of cash, the transactions may require the Fund to contemporaneously transact with broker-dealers for purchases or sales of portfolio securities, as applicable. Depending on the timing of the transactions and certain other factors, such transactions may be placed with the purchasing or redeeming Authorized Participant in its capacity as a broker-dealer or with its affiliated broker-dealer and conditioned upon an agreement with the Authorized Participant or its affiliated broker-dealer to transact at guaranteed prices in order to reduce transaction costs incurred as a consequence of settling creations or redemptions in cash rather than in-kind. Specifically, following the Fund’s receipt of a creation or redemption order, to the extent such purchases or redemptions consist of a cash portion, the Fund may enter an order with the Authorized Participant or its affiliated broker-dealer to purchase or sell the portfolio securities, as applicable. Such Authorized Participant or its affiliated broker-dealer will be required to guarantee that the Fund will achieve execution of its order at a price at least as favorable to the Fund as the Fund’s valuation of the portfolio securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order. Whether the execution of the order is at a price at least as favorable to the Fund will depend on the results achieved by the executing firm and will vary depending on market activity, timing, and a variety of other factors. An Authorized Participant is required to deposit an amount with the Fund in order to ensure that the execution of the order on the terms noted above will be honored on orders arising from creation transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the Fund’s valuation of the portfolio securities, the Authorized Participant or its affiliate as broker dealer receives the benefit of the favorable executions and the deposit is returned to the Authorized Participant. If, however, the broker-dealer executing the order is unable to achieve a price at least equal to the Fund’s valuation of the securities, the Fund retains the portion of the deposit equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and may require the Authorized Participant to deposit any additional amount required to cover the full amount of the actual execution transaction.

An Authorized Participant agrees to pay the shortfall amount in order to ensure that a guarantee on execution will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the Fund’s valuation of the portfolio securities, the Authorized Participant or its affiliate as broker dealer receives the benefit of the favorable executions. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the Fund’s valuation of the securities, the Fund will be entitled to the portion of the offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions, or other costs).

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form on a Business Day and only through a Participating Party or DTC Participant who has executed a Participant Agreement. The Funds will not redeem shares in amounts less than Creation Units (except each Fund may redeem shares in amounts less than a Creation Unit in the event the Fund is being liquidated). Beneficial owners must accumulate enough

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shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Authorized Participants should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit. All redemptions are subject to the procedures contained in the applicable Participant Agreement.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity and number or amount of each Fund’s securities (“Fund Securities”) and/or an amount of cash that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. All orders are subject to acceptance by the Distributor. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

Unless cash-only redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit will generally consist of Fund Securities – as published on the Business Day of the request for a redemption order received in proper form – plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee and variable fees described above. Notwithstanding the foregoing, the Trust reserves the right to deliver a basket of securities and/or cash that differs from a basket of Fund Securities and/or cash published or transacted on a Business Day, or to substitute an amount of cash (a “cash-in-lieu” amount) to be added to the Cash Component to replace any Fund Security. Where “cash-in-lieu” is used, the amount of cash paid out in such cases will be equivalent to the value of the instrument listed as a Deposit Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by an Authorized Participant.

Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws, and each Fund reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant, or a beneficial owner of shares for which it is acting, subject to a legal restriction with respect to a particular security included in the redemption of a Creation Unit may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming beneficial owner of shares that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act. The Authorized Participant may request the redeeming beneficial owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

The right of redemption may be suspended or the date of payment postponed with respect to a Fund: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal by the Fund of securities it owns or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC.

If the Trust determines, based on information available to the Trust when a redemption request is submitted by an Authorized Participant, that (i) the short interest of a Fund in the marketplace is greater than or equal to 100% and (ii) the orders in the aggregate from all Authorized Participants redeeming Fund shares on a Business Day represent 25% or more of the outstanding shares of the Fund, such Authorized Participant will be required to verify to the Trust the accuracy of its representations that are deemed to have been made by submitting a request for redemption. If, after receiving notice of the verification requirement, the Authorized Participant does not verify the accuracy of its representations that are deemed to have been made by submitting a request for redemption in accordance with this requirement, its redemption request will be considered not to have been received in proper form.

Regular Foreign Holidays

The Trust may effect deliveries of Creation Units and portfolio securities on a basis other than the normal settlement periods in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within the normal settlement periods is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement periods. The securities delivery cycles

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currently practicable for transferring portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Trust, in certain circumstances. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. The timing of settlement may also be affected by the proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices. Because the portfolio securities of the Fund may trade on days that the Fund’s Listing Exchange is closed or on days that are not Business Days for the Fund, Authorized Participants may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on the Listing Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.

ACCOUNT POLICIES AND FEATURES

“Fund” as used herein refers to each Acquiring Fund (unless otherwise noted).

Valuation of Shares

NAV of a Fund is determined by dividing the total market value of the Fund’s investments and other assets less the total market value of all liabilities attributable to that Fund, by the total number of outstanding shares of the Fund.

In the calculation of a Fund’s NAV: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; and (2) all other equity portfolio securities for which OTC market quotations are readily available are valued at the latest reported sale price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from the relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. When no market quotations are readily available for a security or other asset, including as a result of the occurrence of a significant event or circumstances under which the Adviser determined that a market quotation is not accurate, fair value for the security or other asset will be determined in good faith using methods approved by the Board of Trustees.

For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE.

Certain of a Fund’s portfolio securities may be valued using as an input evaluated prices provided by an approved outside pricing service. Prices obtained from these approved sources are monitored and reviewed by the Adviser’s Valuation Committee and if not deemed to represent fair value, may be overridden and valued using procedures approved by the Board. The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service. Pricing services generally value securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots and the Adviser’s valuation policies and procedures include provisions regarding odd lot trade valuation impact monitoring. In certain cases where a valuation is not available from any of the approved pricing services, then a quote from a broker or dealer may be used.

Listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sale price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. If an exchange closing price or bid and asked prices are not available from the exchange, then the quotes from one or more brokers or dealers may be used. Unlisted options and swaps are valued by an approved outside pricing service or quotes from a broker or dealer. Unlisted options and swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the

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clearinghouse or exchange. Futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, then at the last sale price on the exchange.

If the Adviser determines that the valuation received from the outside pricing service or broker or dealer is not reflective of the security’s market value, such security is valued at its fair value as determined in good faith using methods approved by the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the NAV of the Fund is determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events which may affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE. If events that may affect the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith using methods approved by the Board.

In general, fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When there is no public market or possibly no market at all for an asset, fair value represents, in general, a good faith approximation of the current value of an asset. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures or by other investors. The fair value of an asset may not be the price at which that asset is ultimately sold.

The proceeds received by each Fund from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund and constitute the underlying assets of each Fund. The underlying assets of a Fund will be segregated on the books of account, and will be charged with the liabilities in respect of a Fund and with a share of the general liabilities of the Trust. Expenses of the Trust with respect to the Fund and the other series of the Trust are generally allocated in proportion to the NAVs of the respective Fund except where allocations of expenses can otherwise be fairly made.

Each Fund relies on various sources to calculate its NAV. The ability to calculate the NAV per share of the Fund is subject to operational risks associated with processing or human errors, systems or technology failures, cyber attacks and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures. In addition, if the third-party service providers and/or data sources upon which the Fund directly or indirectly relies to calculate its NAV or price individual securities are unavailable or otherwise unable to calculate the NAV correctly, it may be necessary for alternative procedures to be utilized to price the securities at the time of determining the Fund’s NAV.

MANAGEMENT OF THE TRUST

“Fund” as used herein refers to each Acquiring Fund (unless otherwise noted).

Trustees and Officers

The Board of the Trust consists of ten Trustees. These same individuals also serve as directors or trustees for certain of the funds advised by the Adviser and Morgan Stanley AIP GP LP. None of the Trustees have an affiliation or business connection with the Adviser or any of its affiliated persons or own any stock or other securities issued by the Adviser’s parent company, Morgan Stanley. These Trustees are the “non-interested” or “Independent” Trustees of the Trust as defined under the 1940 Act.

Board Structure and Oversight Function

The Board’s leadership structure features an Independent Trustee serving as Chairperson and the Board Committees described below. The Chairperson participates in the preparation of the agenda for meetings of the Board and the preparation of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and is involved in discussions regarding matters pertaining to the oversight of the management of the Trust between meetings. The Board may appoint a Vice Chairperson to provide guidance and support to the Chairperson and assist the Chairperson, the Board and the Board’s Committees in facilitating the work of the Board and its Committees, including by performing such duties and responsibilities as may be delegated by the Board or the Chairperson from time to time.

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The Board of Trustees operates using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the Trust and Trust shareholders, and to facilitate compliance with legal and regulatory requirements and oversight of the Trust’s activities and associated risks. The Board of Trustees has established six standing committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee, (4) Equity Investment Committee, (5) Fixed Income, Liquidity and Alternatives Investment Committee and (6) Risk Committee, which are each comprised exclusively of Independent Trustees. Each committee charter governs the scope of the committee’s responsibilities with respect to the oversight of the Trust. The responsibilities of each committee, including their oversight responsibilities, are described further under the caption “Independent Trustees and the Committees.”

The Fund is subject to a number of risks, including investment, compliance, operational and valuation risk, among others. The Board of Trustees oversees these risks as part of its broader oversight of the Trust’s affairs through various Board and committee activities. The Board has adopted, and periodically reviews, policies and procedures designed to address various risks to the Fund. In addition, appropriate personnel, including but not limited to the Trust’s Chief Compliance Officer, members of the Trust’s administration and accounting teams, representatives from the Fund’s independent registered public accounting firm, the Trust’s Treasurer, portfolio management personnel, risk management personnel and independent valuation and brokerage evaluation service providers, make regular reports regarding the Trust’s activities and related risks to the Board of Trustees and the committees, as appropriate. These reports include, among others, quarterly performance reports, quarterly risk reports and discussions with members of the risk teams relating to each asset class. The Board’s committee structure allows separate committees to focus on different aspects of risk and the potential impact of these risks on some or all of the funds in the complex and then report back to the full Board. In between regular meetings, Trust officers also communicate with the Trustees regarding material exceptions and items relevant to the Board’s risk oversight function. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund, and that it is not possible to develop processes and controls to eliminate all of the risks that may affect the Fund. Moreover, the Board recognizes that it may be necessary for the Fund to bear certain risks (such as investment risk) to achieve their respective investment objectives.

As needed between meetings of the Board, the Board or a specific committee receives and reviews reports relating to the Trust and engages in discussions with appropriate parties relating to the Trust’s operations and related risks.

Trustees

The Trust seeks as Trustees individuals of distinction and experience in business and finance, government service or academia. In determining that a particular Trustee was and continues to be qualified to serve as Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. Based on a review of the experience, qualifications, attributes or skills of each Trustee, including those enumerated in the table below, the Board has determined that each of the Trustees is qualified to serve as a Trustee of the Trust. In addition, the Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes and skills that allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Information about the Trust’s Governance Committee and Board of Trustees nomination process is provided below under the caption “Independent Trustees and the Committees.”

The Trustees of the Trust, their birth years, addresses, positions held, length of time served, their principal business occupations during the past five years and other relevant professional experience, the number of portfolios in the Fund Complex (described below) overseen by each Independent Trustee and other directorships, if any, held by the Trustees, are shown below (as of September 1, 2026). The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Adviser and any registered funds that have an adviser that is an affiliate of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP) (the “Morgan Stanley AIP Funds”).

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee	Other Directorships Held by Independent Trustee During Past 5 Years**
Frances L. Cashman c/o Morgan, Lewis and Bockius LLP	Trustee	Since February 2022	Chairperson of the Fixed Income, Liquidity and Alternatives Investment Committee (since July	80	Board Director and Member of the Membership Committee,
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Counsel to the Independent Trustees One State Street Hartford, CT 06103 Birth Year: 1961			2026) and Director or Trustee (since February 2022) of various Morgan Stanley Funds; formerly, Chief Executive Officer, Asset Management Portfolio, Delinian Ltd. (financial information) (2021-2024); Executive Vice President and various other roles, Legg Mason & Co. (asset management) (2010-2020); Managing Director, Stifel Nicolaus (2005-2010).

Mutual Fund Directors Forum (since May 2025); Trustee and Member of the Audit and Investment Committees, Baltimore Equitable Insurance (since May 2025); Board Director and Member of the Marketing Committee, Archdiocese of Baltimore School Board (since May 2025); Trustee, Chair of the Advancement Committee and Member of the Investment Committee, Cristo Rey Jesuit High School (since December 2024); Trustee and Investment Committee Member, Georgia Tech Foundation (Since June 2019); Formerly, Trustee and Chair of Marketing Committee, and Member of Finance Committee, Loyola Blakefield (2017-2023); Formerly,

Trustee, MMI Gateway Foundation (2017-2023).

Kathleen A. Dennis c/o Morgan, Lewis and Bockius LLP Counsel to the Independent Trustees	Vice Chairperson of the Board and Trustee	Since August 2006	Vice Chairperson of the Board (since July 2026), Chairperson of the Governance Committee (since January 2021), and	79	Board Member, University of Albany Foundation (2012-present);
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One State Street Hartford, CT 06103 Birth Year: 1953			Director or Trustee (since August 2006) of various Morgan Stanley Funds; President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); formerly, Chairperson of the Liquidity and Alternatives Sub-Committee of the Investment Committee (2006-2020) of the various Morgan Stanley Funds; Senior Managing Director of Victory Capital Management (1993-2006); Senior Vice President, Chase Bank (1984-1993).		Board Member, Mutual Fund Directors Forum (2014-2024); Director of various non-profit organizations.
Nancy C. Everett c/o Morgan, Lewis and Bockius LLP Counsel to the Independent Trustees One State Street Hartford, CT 06103 Birth Year: 1955	Trustee	Since January 2015	Chairperson of the Equity Investment Committee (since January 2021) and Director or Trustee (since January 2015) of various Morgan Stanley Funds; Owner, OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Interim Vice President for Investment Management, Dominion Energy (2024-2025); Formerly, Chief Executive Officer of Virginia Commonwealth University Investment Company (2015-2024); Managing Director, BlackRock, Inc. (February 2011-December 2013) and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	80	Formerly, Member of Virginia Commonwealth University School of Business Foundation (2005-2016); Member of Virginia Commonwealth University Board of Visitors (2013-2015); Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).
Richard G. Gould III c/o Morgan, Lewis and Bockius LLP Counsel to the Independent Trustees	Trustee	Since June 2024	Chairperson of the Risk Committee (Since September 2026) and Director or Trustee of various Morgan Stanley Funds (since June 2024);	80	Global Management Committee Member, CLSA (2014-2020);
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One State Street Hartford, CT 06103 Birth Year: 1959

formerly, Global Chief

Executive Officer, CLSA Ltd. (2019-2021); Chief Executive Officer, Americas, CLSA Americas, LLC (2014-2021); Head of Global Sales, Bloomberg Tradebook, Bloomberg LP (2010-2014); Founding Member, Executive Vice President, Information Services Group (2006-2010); Managing Director, Morgan Stanley (1990-2006); Executive Director, International Portfolio Trading & Derivatives, Morgan Stanley (1988-1990); Vice President, International Portfolio Trading & Derivatives, Morgan Stanley (1986-1988; Equity Derivatives Trading, Lehman Brothers (1983-1986).

Broking Executive Committee Member, CLSA (2014-2020)
Eddie A. Grier c/o Morgan, Lewis and Bockius LLP Counsel to the Independent Trustees One State Street Hartford, CT 06103 Birth Year: 1955	Trustee	Since February 2022	Director or Trustee of various Morgan Stanley Funds (since 2022); formerly, Dean, Santa Clara University Leavey School of Business (2021-2025); Dean, Virginia Commonwealth University School of Business (2010-2021); President and various other roles, Walt Disney Company (entertainment and media) (1981-2010).	80

Formerly, Director, Witt/ Kieffer, Inc. (executive search) (2016-2024); Director, NuStar GP, LLC (energy) (2021-2024); Director, Sonida Senior Living, Inc. (residential community operator) (2016-2021); Director, NVR, Inc. (homebuilding) (2013-2020); Director, Middleburg Trust Company (wealth management) (2014-2019); Director, Colonial Williamsburg Company (2012-2021); Regent, University of Massachusetts Global (since

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					2021); Director and Chair, ChildFund International (2012-2021); Trustee, Brandman University (2010-2021); Director, Richmond Forum (2012-2019).
Jakki L. Haussler c/o Morgan, Lewis and Bockius LLP Counsel to the Independent Trustees One State Street Hartford, CT 06103 Birth Year: 1957 Capital Group (since 1996); formerly, Chief Executive Officer, Opus Capital Group (1996-2019); Director, Capvest Venture Fund, LP (May 2000- December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005-July 2008).	Trustee January 2015	Since Audit Committee (since January 2023) and Director or Trustee of various Morgan Stanley Funds (Since January 2015) Chairman, Opus	Chairperson of them 80 Director, Ingram Micro Holding Corporation and Member, Nominating and Corporate Governance Committee (since October 2024); Director, Vertiv Holdings Co. (VRT) (since August 2022); Director of Cincinnati Bell Inc. and Member, Audit Committee and Chairman, Governance and Nominating (2008-2021); Director of Service Corporation International and Member of the Audit Committee and Chair of the Investment Committee; Formerly, Director, Barnes Group Inc. (2021-2025); Member of Chase College of Law Center for Law and Entrepreneurship Board of Advisors; Director of Best Transport (2005-2019); Director of Chase College of Law Board of Visitors; formerly, Member, University of Cincinnati Foundation Investment Committee.
Dr. Manuel H. Johnson c/o Johnson Smick International, Inc. 220 I Street, NE Suite 200 Washington, D.C. 20002 Birth Year: 1949	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); and Director or Trustee (since July 1991) of various Morgan Stanley Funds; formerly, Chairperson of the Fixed Income, Liquidity and Alternatives Investment Committee (January 2021-	79	Director of NVR, Inc. (home construction).
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			June 2026), Chairperson of the Investment Committee (2006¬2020), and Chairperson of the Audit Committee (July 1991 – September 2006) of various Morgan Stanley Funds; Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.
Michael F. Klein c/o Morgan, Lewis and Bockius LLP Counsel to the Independent Trustees One State Street Hartford, CT 06103 Birth Year: 1958	Chairperson of the Board and Trustee	Since August 2006

Chairperson of the Boards (since July 2026) and Director or Trustee (since August 2006) of various Morgan Stanley Funds; Managing Director, Aetos Alternatives Management, LP (since March 2000); Co-President, Aetos Alternatives Management, LP (since January 2004) and Co-Chief Executive Officer of Aetos Alternatives Management, LP (since August 2013); formerly, Chairperson of the Risk Committee (January 2021-June 2026) and Chairperson of the Fixed Income Sub- Fixed Income Sub-Committee of the Investment Committee (2006-2020) of various Morgan Stanley Funds; formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management and President, various Morgan Stanley Funds (June 1998-March 2000); Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management

(August 1997-December 1999).

				79	Director of certain investment funds managed or sponsored by Aetos Alternatives Management, LP; Formerly, Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals) (2021-2025).
Patricia A. Maleski c/o Morgan, Lewis and Bockius LLP	Trustee	Since January 2017	Chairperson of the Compliance and Insurance Committee (since January 2025) and Director or	80	Formerly, Trustee (January 2022 to March 2023), Treasurer
79

Counsel to the Independent Trustees One State Street Hartford, CT 06103 Birth Year: 1960			Trustee of various Morgan Stanley Funds (since January 2017); formerly, Managing Director, JPMorgan Asset Management (2004-2016); Oversight and Control Head of Fiduciary and Conflicts of Interest Program (2015-2016); Chief Control Officer—Global Asset Management (2013-2015); President, JPMorgan Funds (2010-2013); Chief Administrative Officer (2004-2013); various other positions including Treasurer and Board Liaison (since 2001).		(January 2023 to March 2023), and Finance Committee (January 2022 to March 2023), Nutley Family Service Bureau, Inc.
W. Allen Reed c/o Morgan, Lewis and Bockius LLP Counsel to the Independent Trustees One State Street Hartford, CT 06103 Birth Year: 1947	Trustee	Trustee since August 2006	Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Chair (August 2020-June 2026) and Vice Chair (January 2020-August 2020) of the Boards of various Morgan Stanley Funds; President and Chief Executive Officer of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	79	Formerly, Director of Legg Mason, Inc. (2006-2019); and Director of the Auburn University Foundation (2010-2015).

*	This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.
**	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

The executive officers of the Trust, their birth years, addresses, positions held, length of time served and their principal business occupations during the past five years are shown below (as of April 30, 2026).

Name, Address and Birth Year of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon 1585 Broadway Principal New York, NY 10036 Birth Year: 1963	President and Executive Officer	Since September 2013	President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the Adviser.
Deirdre A. Downes 1633 Broadway New York, NY 10019 Birth Year: 1977	Chief Compliance Officer	Since November 2021	Managing Director of the Adviser (since January 2024) and Chief Compliance officer of various Morgan Stanley Funds (since November 2021). Formerly, Vice President and Corporate Counsel at PGIM and Prudential Financial (October 2016 – December 2020).
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James F. Kirchner 1 Post Office Square Boston, MA 02109 Birth Year: 1967	Treasurer and Principal Financial Officer	Since April 2026

Managing Director, Morgan Stanley (2021-present); Vice President, Eaton Vance (2017-2021); Chief Financial Officer/Treasurer, 123 Eaton Vance Registered Investment Companies (2013-present); Chief Financial Officer/Treasurer, 45 Calvert Registered Investment Companies (2016-present).

Deidre Walsh 1 Post Office Square Boston, MA 02109 Birth Year: 1971	Secretary and Chief Legal Officer	Since June 2025	Managing Director (since 2021) of the Adviser and various entities affiliated with the Adviser; Vice President of various entities affiliated with the Adviser (since 2003); Secretary (since June 2025) and Chief Legal Officer (since June 2025) of various Morgan Stanley Funds.
Michael J. Key 1585 Broadway New York, NY 10036 Birth Year: 1979	Vice President	Since June 2017

Vice President of the Equity and Fixed Income Funds, Liquidity Funds,

various money market funds and the Morgan Stanley AIP Funds in the Fund Complex (since June 2017); Managing Director of the Adviser; Head of Product Development for Equity and Fixed Income Funds (since August 2013).

Allyson Wallace 1585 Broadway New York, NY 10036 Birth Year: 1978	Vice President, Morgan Stanley ETF Trust	Vice President, Morgan Stanley ETF Trust

Managing Director and Global Head of ETF Capital Markets at Morgan Stanley Investment Management (since March 2022); Global Head of Fixed Income Product Architecture & Platform for iShares at BlackRock Investments, LLC (September 2020 – March 2022); Co-Head of ETF Global Markets Americas for iShares at BlackRock Investments, LLC (April 2010 – September 2020).

*	This is the earliest date the Officer began serving the Morgan Stanley Funds. Each Officer serves an indefinite term, until his or her successor is elected.

In addition, the following individuals who are officers of the Adviser or who are officers of its affiliates serve as assistant secretaries of the Trust: Jordan Beksha, Nicholas Di Lorenzo and Francesca Mead.

It is a policy of the Trust’s Board that each Trustee shall invest in any combination of the Morgan Stanley Funds that the Trustee determines meets his or her own specific investment objectives, without requiring any specific investment in any particular Fund.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Funds and in the Family of Investment Companies (Family of Investment Companies includes all of the registered investment companies advised by the Adviser and Morgan Stanley AIP GP LP), which may include, for Independent Trustees, shares (if any) deemed to be beneficially owned through a deferred compensation plan, as of December 31, 2025 is set forth in the table below.

Name of Trustee	Dollar Range of Equity Securities in the Fund (as of December 31, 2025)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies (as of December 31, 2025)
Independent:
Frances L. Cashman	None	Over $100,000
Kathleen A. Dennis	None	Over $100,000
Nancy C. Everett	None	Over $100,000
Richard G. Gould III	None	Over $100,000
Eddie A. Grier	None	Over $100,000
Jakki L. Haussler	None	Over $100,000
Manuel H. Johnson	None	Over $100,000
Michael F. Klein	None	Over $100,000
Patricia A. Maleski	None	Over $100,000
W. Allen Reed	None	Over $100,000

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As to each Independent Trustee and his or her immediate family members, no person owned beneficially or of record securities of an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Trust.

As of October 1, 2026, the Trustees and officers of the Trust, as a group, owned less than 1% of any class of the outstanding shares of beneficial interest of the Fund.

Independent Trustees and the Committees

Law and regulation establish both general guidelines and specific duties for the Independent Trustees. The Board has six committees: (1) Audit Committee, (2) Governance Committee, (3) Compliance and Insurance Committee, (4) Equity Investment Committee, (5) Fixed Income, Liquidity and Alternatives Investment Committee and (6) Risk Committee.

The Independent Trustees are charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Trustees are required to select and nominate individuals to fill any Independent Trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution.

The Board of Trustees has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Funds’ independent registered public accounting firm; directing investigations into matters within the scope of the independent registered public accounting firm’s duties, including the power to retain outside specialists; reviewing with the independent registered public accounting firm the audit plan and results of the auditing engagement; approving professional services provided by the independent registered public accounting firm and other accounting firms prior to the performance of the services; reviewing the independence of the independent registered public accounting firm; considering the range of audit and non-audit fees; reviewing the adequacy of the Trust’s system of internal controls; and reviewing the valuation process. The Trust has adopted a formal, written Audit Committee Charter.

The members of the Audit Committee of the Trust are Nancy C. Everett, Eddie A. Grier, and Jakki L. Haussler. None of the members of the Trust’s Audit Committee is an “interested person,” as defined under the 1940 Act, of the Trust (with such disinterested Trustees being “Independent Trustees” or individually, an “Independent Trustee”). Each Independent Trustee is also “independent” from the Trust under the listing standards of the NYSE. The Chairperson of the Audit Committee of the Trust is Jakki L. Haussler.

The Board of Trustees of the Trust also has a Governance Committee. The Governance Committee identifies individuals qualified to serve as Independent Trustees on the Trust’s Board and on committees of such Board and recommends such qualified individuals for nomination by the Trust’s Independent Trustees as candidates for election as Independent Trustees, advises the Trust’s Board with respect to Board composition, procedures and committees, develops and recommends to the Trust’s Board a set of corporate governance principles applicable to the Trust, monitors and makes recommendations on corporate governance matters and policies and procedures of the Trust’s Board of Trustees and any Board committees and oversees periodic evaluations of the Trust’s Board and its committees. The members of the Governance Committee of the Trust are Kathleen A. Dennis, Manuel H. Johnson, Michael F. Klein, Patricia A. Maleski and W. Allen Reed, each of whom is an Independent Trustee. In addition, Michael F. Klein (as Chair of the Morgan Stanley Funds) periodically may attend other operating committee meetings. The Chairperson of the Governance Committee is Kathleen A. Dennis.

The Trust does not have a separate nominating committee. While the Trust’s Governance Committee recommends qualified candidates for nominations as Independent Trustees, the Board of Trustees of the Trust believes that the task of nominating prospective Independent Trustees is important enough to require the participation of all current Independent Trustees, rather than a separate committee consisting of only certain Independent Trustees. Accordingly, all the Independent Trustees participate in the selection and nomination of candidates for election as Independent Trustees for the Trust. Persons recommended by the Trust’s Governance Committee as candidates for nomination as Independent Trustees shall possess such experience, qualifications, attributes, skills and diversity so as to enhance the Board’s ability to manage and direct the affairs and business of the Trust, including, when applicable, to enhance the ability of committees of the Board to fulfill their duties and/or to satisfy any independence requirements imposed by law, regulation or any listing requirements of the

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NYSE. While the Independent Trustees of the Trust expect to be able to continue to identify from their own resources an ample number of qualified candidates for the Trust’s Board as they deem appropriate, they will consider nominations from shareholders to the Board. Nominations from shareholders should be in writing and sent to the Independent Trustees as described below under the caption “Shareholder Communications.”

The Board formed the Compliance and Insurance Committee to address insurance coverage and oversee the compliance function for the Trust and the Board. The Compliance and Insurance Committee consists of Kathleen A. Dennis, Patricia A. Maleski, and W. Allen Reed each of whom is an Independent Trustee. The Chairperson of the Compliance and Insurance Committee is Patricia A. Maleski.

The Equity Investment Committee and the Fixed Income, Liquidity and Alternatives Investment Committee oversee the Trust’s portfolio investment process and review the performance of the Trust’s investments. The Equity Investment Committee and the Fixed Income, Liquidity and Alternatives Investment Committee also recommend to the Board to approve or renew the Trust’s Investment Advisory, Sub-Advisory and Administration Agreements. Each Investment Committee focuses on the Trust’s primary areas of investment, namely equities, fixed income, liquidity and alternatives. Kathleen A. Dennis, Nancy C. Everett, Eddie A. Grier, Jakki L. Haussler and W. Allen Reed are members of the Equity Investment Committee. The Chairperson of the Equity Investment Committee is Nancy C. Everett. Frances L. Cashman, Richard G. Gould III, Manuel H. Johnson and Patricia A. Maleski are members of the Fixed Income, Liquidity and Alternatives Investment Committee. The Chairperson of the Fixed Income, Liquidity and Alternatives Investment Committee is Frances L. Cashman.

The Risk Committee assists the Board in connection with the oversight of the Trust’s risks, including investment risks, operational risks and risks posed by the Trust’s service providers as well as the effectiveness of the guidelines, policies and processes for monitoring and mitigating such risks. The members of the Risk Committee of the Trust are Frances L. Cashman, Richard G. Gould III, Manuel H. Johnson, and Michael F. Klein, each of whom is an Independent Trustee. The Chairperson of the Risk Committee is Richard G. Gould III.

During the Trust’s fiscal year ended September 30, 2026 , the Board of Trustees held the following meetings:

Board of Trustees/Committee/Sub-Committee	Number of Meetings
Board of Trustees	5
Audit Committee	4
Governance Committee	4
Compliance and Insurance Committee	4
Equity Investment Committee	5
Fixed Income, Liquidity and Alternatives Investment Committee	5
Risk Committee	4

Experience, Qualifications and Attributes

The Board has concluded, based on each Trustee’s experience, qualifications and attributes that each Board member should serve as a Trustee. Following is a brief summary of the information that led to and/or supports this conclusion.

With more than 30 years of experience in the financial services industry, Ms. Cashman possesses valuable insights and expertise regarding governance, marketing, communications, and strategy. Ms. Cashman serves as the Chairperson of the Fixed Income, Liquidity and Alternatives Investment Committee. Ms. Cashman previously served as Chief Executive Officer of the Asset Management Portfolio of Delinian Ltd. Prior to that, Ms. Cashman spent over 20 years at Legg Mason & Co., ultimately serving as Executive Vice President and Global Head of Marketing and Communications. She has gained valuable experience as Director of two investment management entities and as a distribution leader reporting to boards of other mutual funds. In addition, Ms. Cashman also serves as Trustee for the Georgia Tech Foundation and as a Board Director and Member of the Marketing Committee for the Archdiocese of Baltimore School Board. Ms. Cashman also serves as a Director on the Board of the Mutual Fund Directors Forum; an Independent Trustee and Member of the Audit and Investment Committees for Baltimore Equitable Insurance; and a Trustee, Chair of the Advancement Committee, and Member of the Investment Committee of Cristo Rey Jesuit High School.

Ms. Dennis has over 25 years of business experience in the financial services industry and related fields including serving as a Director or Trustee of various other funds in the Fund Complex, where she serves as the Vice Chairperson of the Boards and Chairperson of the Governance Committee. Ms. Dennis possesses a strong understanding of the regulatory framework under which investment companies must operate based on her years of service to this Board and her position as Senior Managing Director of Victory Capital Management. Ms. Dennis also formerly served as a Director on the Board of the Mutual Fund Directors Forum.

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Ms. Everett has over 35 years of experience in the financial services industry, including roles with both registered investment companies and registered investment advisers. Ms. Everett serves as the Chairperson of the Equity Investment Committee. By serving on the boards of other registered funds, such as GMAM Absolute Return Strategies Fund, LLC and Emerging Markets Growth Fund, Inc., Ms. Everett has acquired significant experience with financial, accounting, investment and regulatory matters. Ms. Everett is also a Chartered Financial Analyst.

With over 30 years of global experience in the financial services industry, Mr. Gould brings extensive expertise in managing and developing diverse businesses within financial organizations. Mr. Gould’s approach to management combines strategic perspective with deep global operations experience. Mr. Gould is the Chairperson of the Risk Committee. Throughout his career in finance, he has held executive positions at firms including Lehman Brothers, Morgan Stanley, Information Services Group (ISG), Bloomberg LP, and CLSA Americas (CLSA). Mr. Gould began his career as an equity derivatives options trader at Lehman Brothers. He then transitioned to Morgan Stanley to start its Non-US Derivatives and Global Portfolio trading business, where he eventually became a Managing Director and held a diverse set of senior positions, heading the firm’s various business lines in New York, London, and Tokyo. After his tenure with Morgan Stanley, Mr. Gould began a new venture as a Founding Member and Executive Vice President of ISG, a special purpose acquisition company. After successfully taking ISG public, Mr. Gould joined Bloomberg Tradebook as its Head of Global Sales and built a sales organization around the firm’s fixed income, equities derivatives, FX products, and logarithmic trading platform. Mr. Gould next held Chairman, CEO, and other executive roles within CLSA and its global affiliates. At CLSA, he provided strategic leadership for the company and its affiliates, establishing and implementing long range goals, strategies, plans, and policies. He was also a member of the CLSA Global Management Committee and the CLSA Broking Executive Committee, further contributing to his governance experience.

During the course of a career spanning more than 40 years in both academia and industry, Mr. Grier has gained substantial experience in management, operations, finance, marketing, and oversight. Mr. Grier formerly served as the Dean of Santa Clara University’s Leavey School of Business. Prior to that, Mr. Grier was the Dean of the Virginia Commonwealth University School of Business. Before joining academia, Mr. Grier spent 29 years at the Walt Disney Company where he served in various leadership roles, including as President of the Disneyland Resort. Mr. Grier also gained substantial oversight experience serving on the boards of Sonia Senior Living, Inc. (formerly, Capital Senior Living Corporation), NVR, Inc., and Middleburg Trust Company. In addition, Mr. Grier currently serves as Regent of University of Massachusetts Global. Mr. Grier is also a Certified Public Accountant. Mr. Grier formerly served as a Director of Witt/Kieffer, Inc., and Director of NuStar GP, LLC.

With more than 30 years of experience in the financial services industry, including her years of entrepreneurial and managerial experience in the development and growth of Opus Capital Group, Ms. Haussler brings a valuable perspective to the Trust’s Board, where she serves as the Chairperson of the Audit Committee. Through her role at Opus Capital and her service as a director of several venture capital funds and other boards, Ms. Haussler has gained valuable experience dealing with accounting principles and evaluating financial results of large corporations. She is a certified public accountant (inactive) and a licensed attorney in the State of Ohio (inactive). The Board has determined that Ms. Haussler is an “audit committee financial expert” as defined by the SEC.

In addition to his tenure as a Director or Trustee of various other funds in the Fund Complex, where he formerly served as the Chairperson of the Fixed Income, Liquidity and Alternatives Investment Committee and as Chairperson of the Audit Committee, Dr. Johnson has also served as an officer or a board member of numerous companies for over 20 years. These positions included Co-Chairman and a founder of the Group of Seven Council, Director of NVR, Inc., Director of Evergreen Energy and Director of Greenwich Capital Holdings. He also has served as Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury. In addition, Dr. Johnson also served as Chairman of the Financial Accounting Foundation, which oversees the Financial Accounting Standards Board, for seven years.

Through his prior positions as a Managing Director of Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management and as President and a Trustee of the Morgan Stanley Institutional Funds, Mr. Klein has experience in the management and operation of registered investment companies, enabling him to provide management input and investment guidance to the Board. Mr. Klein is the Chairperson of the Board and former Chairperson of the Risk Committee. Mr. Klein also has extensive experience in the investment management industry based on his current positions as Managing Director and Co-Chief Executive and Co-President of Aetos Alternatives Management, LP and as a Director of certain investment funds managed or sponsored by Aetos Alternatives Management, LP. In addition, he also has experience as a member of the board of other funds in the Fund Complex.

Ms. Maleski has over 30 years of experience in the financial services industry and extensive experience with registered investment companies and other pooled products, including serving as a Director or Trustee of various other funds in the

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Fund Complex, where she serves as Chairperson of the Compliance and Insurance Committee. Ms. Maleski began her career as a certified public accountant at Price Waterhouse LLP (“PW”) and was a member of PW’s Investment Company Practice. After a brief stint at the Bank of New York, Ms. Maleski began her affiliation with the JPMorgan Funds, at the Pierpont Group and then with J.P. Morgan Investment Management Inc.

From 2001-2013, Ms. Maleski held roles with increasing responsibilities, from Vice President and Board Liaison, Treasurer and Principal Financial Officer, Chief Administrative Officer and finally President and Principal Executive Officer for the JPMorgan Fund complex. Between 2013 and 2016, Ms. Maleski served as Global Head of Oversight and Control of JPMorgan Asset Management and then as Head of JPMorgan Chase’s Fiduciary and Conflicts of Interest Program. Ms. Maleski has extensive experience in the management and operation of funds in addition to regulatory and accounting and valuation matters.

Mr. Reed has experience on investment company boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a Director of iShares, Inc. and his service as a Trustee or Director and former Chairperson and Vice Chairperson of the funds in the Fund Complex. Mr. Reed also gained substantial experience in the financial services industry through his prior positions as a Director of Legg Mason, Inc. and as President and CEO of General Motors Asset Management.

The Board has adopted a policy that Board members are expected to retire no later than the end of the year they reach the age of 78. The Governance Committee has discretion to grant waivers from this retirement policy under special circumstances, including for Board members to continue serving in Chair or Chair-related roles beyond the retirement age. Current Board members who have reached the age of 75 as of January 1, 2021, are grandfathered as exceptions to the retirement policy and may continue to serve on the Board until the end of the year in which they turn 80 years of age.

The Trustees’ principal occupations and other relevant professional experience during the past five years or more are shown in the above tables.

Advantages of Having the Same Individuals as Trustees for the Morgan Stanley Funds

The Independent Trustees and the Trust’s management believe that having the same Independent Trustees for each of the Morgan Stanley Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Trustees for each of the Funds or even of sub-groups of funds. They believe that having the same individuals serve as Independent Trustees of all the Morgan Stanley Funds tends to increase their knowledge and expertise regarding matters which affect the Fund Complex generally and enhances their ability to negotiate on behalf of each fund with the fund’s service providers. This arrangement also precludes the possibility of separate groups of Independent Trustees arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Trustees serve on all fund boards enhances the ability of each fund to obtain, at modest cost to each separate fund, the services of Independent Trustees of the caliber, experience and business acumen of the individuals who serve as Independent Trustees of the Morgan Stanley Funds.

Trustee and Officer Indemnification

The Trust’s Amended and Restated Declaration of Trust provides for indemnification by the Trust and each series to the fullest extent permitted by law of “covered persons” thereunder against liabilities and expenses incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with the Trust, subject to certain conditions. Trustees, officers, and employees of the Trust are indemnified under the Declaration of Trust but, to the extent required under the 1940 Act, no indemnification shall be provided under the Trust’s Amended and Restated Declaration of Trust to any such person if that person is adjudicated to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office. The Trust’s Amended and Restated Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Amended and Restated Declaration of Trust protects a Trustee against liability to the Trust and to any shareholder solely for his or her own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office of Trustee.

Shareholder Communications

Shareholders may send communications to the Trust’s Board of Trustees. Shareholders should send communications intended for the Trust’s Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members) and by sending the communication to either the Trust’s office or directly to such Board member(s) at the address specified

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for each Trustee previously noted. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management’s discretion based on the matters contained therein.

Compensation

Each Trustee (except for the Chair of the Boards) receives an annual retainer fee of $350,000 for serving as a Trustee of the Morgan Stanley Funds.

The Vice Chairperson of the Boards, who also serves as the Governance Committee Chairperson, receives an annual retainer fee of $85,000. The Audit Committee Chairperson receives an additional annual retainer fee of $80,000, the Compliance and Insurance Committee Chairperson receives an additional annual retainer fee of $65,000, and the Risk Committee Chairperson, the Equity Investment Committee Chairperson and the Fixed Income, Liquidity and Alternatives Investment Committee Chairperson each receive an additional annual retainer fee of $50,000. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the Morgan Stanley Funds. The Chairperson of the Boards receives a total annual retainer fee of $630,000 for his services provided to each Board. In limited circumstances, additional compensation may be paid for chairing of ad hoc committee assignments as determined by the Board.

The Trust also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees of the Trust who are employed by the Adviser receive no compensation or expense reimbursement from the Trust for their services as a Trustee.

The Trust has a Deferred Compensation Plan (the “DC Plan”), which allows each Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley Funds that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Trust.

The following table shows aggregate compensation payable to each of the Trust’s Trustees from the Trust for the fiscal year ended September 30, 2026 and the aggregate compensation payable to each of the Trust’s Trustees by the Fund Complex (which includes all of the Morgan Stanley Funds), which may include, for Independent Trustees, shares (if any) deemed to be beneficially owned through a deferred compensation plan, as of December 31, 2025.

Compensation[1]
Name	Aggregate Compensation From the Trust[2]	Total Compensation From Trust and Fund Complex Paid to the Trustees[3]
Frances L. Cashman[3]	$12,166	$350,000
Kathleen A. Dennis	13,677	410,000
Nancy C. Everett	12,883	400,000
Richard G. Gould III	11,914	350,000
Eddie A. Grier	11,273	350,000
Jakki L. Haussler	13,854	430,000
Manuel H. Johnson	12,249	400,000
Michael F. Klein[2],[3]	17,028	400,000
Patricia A. Maleski	13,366	415,000
W. Allen Reed[3]	20,330	630,000

1	Includes all amounts paid for serving as director/trustee of the funds in the Fund Complex, as well as serving as Chairperson or Vice Chairperson of the Boards or a Chairperson of a Committee or ad hoc committee assignments.
2	The amounts shown in this column represent the aggregate compensation before deferral with respect to the Trust’s fiscal year. The following Trustees deferred compensation from the Trust during the fiscal year ended September 30, 202 6 : Mr. Klein, $ 17,028 .
3	The amounts shown in this column represent the aggregate compensation paid by all of the funds in the Fund Complex as of December 31, 2025 before deferral by the Trustees under the DC Plan. As of December 31, 2025, the value (including interest) of the deferral accounts across the Fund Complex for Ms. Cashman and Messrs. Klein and Reed pursuant to the deferred compensation plan was $379,190, $5,531,516 and $3,634,166, respectively. Because the funds in the Fund Complex have different fiscal year ends, the amounts shown in this column are presented on a calendar year basis.
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Code of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved a Code of Ethics adopted by the Adviser and the Distributor (collectively the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes are designed to detect and prevent improper personal trading. The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Trust, subject to a number of restrictions and controls, including prohibitions against purchases of securities in an initial public offering and a pre-clearance requirement with respect to personal securities transactions.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Adviser

The Adviser is a wholly-owned subsidiary of Morgan Stanley (NYSE: “MS”), a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. Registered investment companies advised by Eaton Vance Management, Boston Management and Research, Morgan Stanley Investment Management Inc. or Calvert Research and Management, each of which is an indirect wholly-owned subsidiary of Morgan Stanley, are considered to be related companies that are part of the same “group of investment companies” for purposes of investment in and by such companies pursuant to Section 12(d)(1)(G) of the 1940 Act and Rule 12d1-4 under the 1940 Act. The principal offices of Morgan Stanley and the Adviser are located at 1585 Broadway, New York, NY 10036. As of June 30, 2026, the Adviser, together with its affiliated asset management companies, had approximately $2.0 trillion in assets under management or supervision. The Adviser provides investment advice and portfolio management services pursuant to a Management Agreement (the “Agreement”) and, subject to the supervision of the Trust’s Board of Trustees, makes or oversees each of the Fund’s day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Fund’s investments.

The Funds paid no management fees as of the date of this SAI because, as of the end of the prior fiscal year, the Funds had not yet commenced operations.

The following table reflects the contractual management fee for each Fund.

Fund	Contractual Rate of Management Fee
Eaton Vance California Municipal Opportunities ETF	0.30%
Eaton Vance High Yield Municipal Income ETF	0.39%
Eaton Vance Municipal Opportunities ETF	0.35%
Eaton Vance National Municipal Income ETF	0.30%
Eaton Vance National Ultra-Short Municipal Income ETF	0.15%
Eaton Vance New York Municipal Income ETF	0.35%
Eaton Vance Short Duration Municipal Opportunities ETF	0.24%

The Agreement was approved on behalf of the Funds for an initial two-year period on April 22, 2026 and continues for successive one year periods, only if each renewal is specifically approved by an in-person vote of the Trust’s Board, including the affirmative votes of a majority of the Trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of any such party at a meeting called for the purpose of considering such approval. In addition, the question of continuance of the Agreement may be presented to the shareholders of each Fund; in such event, continuance for a Fund shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. If the holders of any Fund fail to approve the Agreement, the Adviser may continue to serve as investment adviser to each Fund that approved the Agreement, and to any Fund that did not approve the Agreement until new arrangements have been made. The Agreement is automatically terminated if assigned, and may be terminated by any Fund without the payment of any penalty, at any time, (1) by vote of a majority of the entire Board or (2) by vote of a

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majority of the outstanding voting securities of the Trust on 60 days’ written notice to the Adviser or (3) by the Adviser without the payment of any penalty, upon 90 days’ written notice to the Trust.

The Board of Trustees of the Trust has approved a unitary management fee structure for each Fund. Under the unitary fee structure, the Adviser will pay substantially all expenses of each Fund (including expenses of the Trust relating to each Fund), except for the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of each Fund’s business. The imposition of the Adviser’s fees, as well as any other operating expenses not borne by the Adviser as described above, will have the effect of reducing the total return to investors. From time to time, the Adviser may waive receipt of its fees, which would have the effect of lowering each Fund’s overall expense ratio and increasing total return to investors at the time such amounts are waived or assumed, as the case may be.

The Adviser has agreed to waive a portion of its management fee for Eaton Vance New York Municipal Income ETF so that Total Annual Fund Operating Expenses of the Fund will not exceed 0.30%. In determining the actual amount of fee waiver for the Fund, the Adviser excludes from total annual operating expenses the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund’s business. The fee waiver will continue until February 1, 2028 or until such time as the Board of Trustees acts to discontinue all or a portion of such waiver when it deems such action is appropriate. It is expected that the duration of the fee waiver will not be extended.

Proxy Voting Policy and Proxy Voting Record

The Board of Trustees believes that the voting of proxies on securities held by the Trust is an important element of the overall investment process. As such, the Trustees have delegated the responsibility to vote such proxies to the Adviser.

A copy of MSIM’s Proxy Voting Policy (“Proxy Policy”) is attached hereto as Appendix A. In addition, a copy of the Proxy Policy, as well as the Trust’s most recent proxy voting record for the 12-month period ended June 30, as filed with the SEC, are available without charge on our web site at www.morganstanley.com/im. The Trust’s proxy voting record is also available without charge on the SEC’s web site at http://www.sec.gov.

Principal Underwriter

Foreside Fund Services, LLC (the “Distributor”) with principal offices at 3 Canal Plaza Suite 100, Portland, ME 04101, acts as the exclusive principal underwriter with respect to the continuous offering of the Funds’ shares pursuant to the Distribution Agreement. The Distribution Agreement continues in effect for a period more than two years so long as such continuance is specifically approved at least annually in conformity with the requirements of the 1940 Act. The Distribution Agreement provides that the Trust will bear the costs of the registration of its shares with the SEC and various states and the printing of its prospectuses, statements of additional information and reports to shareholders.

Fund Administration

JPMorgan Chase Bank N.A. (“JPMorgan”) with principal offices at 1111 Polaris Parkway Columbus, OH 43240 provides administrative services to the Funds pursuant to a Fund Services Agreement (the “Administration Agreement”).

Custodian

JPMorgan (the “Custodian”), located at 1111 Polaris Parkway Columbus, OH 43240, acts as the Trust’s custodian. JPMorgan is not an affiliate of the Adviser or the Distributor. In maintaining custody of foreign assets held outside the United States, JPMorgan has contracted with various foreign banks and depositaries in accordance with regulations of the SEC for the purpose of providing custodial services for such assets.

In the selection of foreign sub-custodians, the Trustees or their delegates consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Trust, and the reputation of the institution in the particular country or region.

Dividend Disbursing and Transfer Agent

JPMorgan (the “Transfer Agent”), located at 1111 Polaris Parkway Columbus, OH 43240, provides dividend disbursing and transfer agency services for the Trust.

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Portfolio Managers

Portfolio Manager Compensation Structure

Morgan Stanley’s compensation structure is based on a total reward system of base salary and incentive compensation, which is paid either in the form of cash bonus, or for employees meeting the specified deferred compensation eligibility threshold, partially as a cash bonus and partially as mandatory deferred compensation. Deferred compensation granted to Investment Management employees are generally granted as a mix of deferred cash awards under the Investment Management Alignment Plan (IMAP) and equity-based awards in the form of stock units. The portion of incentive compensation granted in the form of a deferred compensation award and the terms of such awards are determined annually by the Compensation, Management Development and Succession Committee of the Morgan Stanley Board of Directors.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Incentive compensation. In addition to base compensation, portfolio managers may receive discretionary year-end compensation.:

Incentive compensation may include:

•	Cash Bonus
•	Deferred Compensation:
•	A mandatory program that defers a portion of incentive compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions.
•	IMAP is a cash-based deferred compensation plan designed to increase the alignment of participants' interests with the interests of the Advisor's clients. For eligible employees, a portion of their deferred compensation is mandatorily deferred into IMAP on an annual basis. Awards granted under IMAP are notionally invested in referenced funds available pursuant to the plan, which are funds advised by MSIM and its affiliates that are investment advisers. Portfolio managers are required to notionally invest a minimum of 40% of their account balance in the designated funds that they manage and are included in the IMAP notional investment fund menu.
•	Deferred compensation awards are typically subject to vesting over a multi-year period and are subject to cancellation through the payment date for competition, cause (i.e., any act or omission that constitutes a breach of obligation to the Company, including failure to comply with internal compliance, ethics or risk management standards, and failure or refusal to perform duties satisfactorily, including supervisory and management duties), disclosure of proprietary information, and solicitation of employees or clients. Awards are also subject to clawback through the payment date if an employee's act or omission (including with respect to direct supervisory responsibilities) causes a restatement of the Firm's consolidated financial results, constitutes a violation of the Firm's global risk management principles, policies and standards, or causes a loss of revenue associated with a position on which the employee was paid and the employee operated outside of internal control policies.

MSIM compensates employees based on principles of pay-for-performance, market competitiveness and risk management. Eligibility for, and the amount of any, discretionary compensation is subject to a multi-dimensional process. Specifically, consideration is given to one or more of the following factors, which can vary by portfolio management team and circumstances:

•	Revenue and profitability of the business and/or each fund/account managed by the portfolio manager
•	Revenue and profitability of the Firm
•	Return on equity and risk factors of both the business units and Morgan Stanley
•	Assets managed by the portfolio manager
•	External market conditions
•	New business development and business sustainability
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•	Contribution to client objectives
•	Team, product and/or MSIM and its affiliates that are investment advisers performance
•	The pre-tax investment performance of the funds/accounts managed by the portfolio manager (which may, in certain cases, be measured against the applicable benchmark(s) and/or peer group(s) over one, three and five-year periods)
•	Individual contribution and performance

Further, the Firm’s Global Incentive Compensation Discretion Policy requires compensation managers to consider only legitimate, business related factors when exercising discretion in determining variable incentive compensation, including adherence to Morgan Stanley’s core values, conduct, disciplinary actions in the current performance year, risk management and risk outcomes.

Other Accounts Managed by Portfolio Managers as of June 30, 2026 (unless otherwise indicated):

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee they receive from the Trust, or they may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Trust. In addition, a conflict of interest could exist to the extent the Adviser has proprietary investments in certain accounts, where portfolio managers have investments in certain accounts or when certain accounts are investment options in the Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Adviser manages accounts that engage in short sales of securities of the type in which the Trust invests, the Adviser could be seen as harming the performance of the Trust for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser have adopted trade allocation and other policies and procedures that they believe are reasonably designed to address these and other conflicts of interest.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Eaton Vance California Municipal Opportunities ETF
Craig R. Brandon, CFA	8	$8,138.5	0	$0	6	$1,361.9
Trevor G. Smith	11	$4,078.2	2	$364.4	2	$42.6
Brandon Matsui, CFA	11	$10,999.4	0	$0	2	$141.2
Eaton Vance High Yield Municipal Income ETF
Cynthia J. Clemson	8	$4,022.9	0	$0	8	$1,404.5
William J. Delahunty, Jr., CFA	8	$3,800.2	2	$364.4	0	$0
Brandon Matsui, CFA	11	$10,999.4	0	$0	2	$141.2
Eaton Vance Municipal Opportunities ETF
Craig R. Brandon, CFA	8	$8,138.5	0	$0	6	$1,361.9
Trevor G. Smith	11	$4,078.2	2	$364.4	2	$42.6
Brandon Matsui, CFA	11	$10,999.4	0	$0	2	$141.2
Eaton Vance National Municipal Income ETF
Craig R. Brandon, CFA	8	$8,138.5	0	$0	6	$1,361.9
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Christopher J. Eustance, CFA	10	$6,641.8	0	$0	0	$0
Brandon Matsui, CFA	11	$10,999.4	0	$0	2	$141.2
Eaton Vance National Ultra-Short Municipal Income ETF
Craig R. Brandon, CFA	8	$8,138.5	0	$0	6	$1,361.9
Julie P. Callahan, CFA	12	$3,871.1	0	$0	0	$0
Brandon Matsui, CFA	11	$10,999.4	0	$0	2	$141.2
Eaton Vance New York Municipal Income ETF
Craig R. Brandon, CFA	8	$8,138.5	0	$0	6	$1,361.9
Christopher J. Eustance, CFA	10	$6,641.8	0	$0	0	$0
Brandon Matsui, CFA	11	$10,999.4	0	$0	2	$141.2
Eaton Vance Short Duration Municipal Opportunities ETF
Craig R. Brandon, CFA	8	$8,138.5	0	$0	6	$1,361.9
Trevor G. Smith	11	$4,078.2	2	$364.4	2	$42.6
Brandon Matsui, CFA	11	$10,999.4	0	$0	2	$141.2

Securities Ownership of Portfolio Managers

As of June 30, 2026, no portfolio manager beneficially owned (or held notionally through IMAP) any shares of the Fund.

Independent Registered Public Accounting Firm

Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA 02116-5021, serves as the Funds’ independent registered public accounting firm and provides audit and audit-related services and assistance in connection with various SEC filings.

Fund Counsel

Dechert LLP, located at 1095 Avenue of the Americas, New York, NY 10036, acts as the Trust’s legal counsel.

Securities Lending

Pursuant to an agreement between the Trust and JPMorgan, the Funds may lend their securities through JPMorgan as securities lending agent to certain qualified borrowers. As securities lending agent of the Trust, JPMorgan administers the Funds’ securities lending program. These services include arranging the loans of securities with approved borrowers and their return to the Fund upon loan termination, negotiating the terms of such loans, selecting the securities to be loaned and monitoring dividend activity relating to loaned securities. JPMorgan also marks-to-market daily the value of loaned securities and collateral and may require additional collateral as necessary from borrowers. JPMorgan may also, in its capacity as securities lending agent, invest cash received as collateral in pre-approved investments in accordance with the Securities Lending Agreement. JPMorgan maintains records of loans made and income derived therefrom and makes available such records that the Trust deems necessary to monitor the securities lending program.

Because each Fund has not yet commenced operations, the Fund has not engaged in securities lending.

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DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

“Fund” as used herein refers to each Acquiring Fund (unless otherwise noted).

The Board of Trustees of the Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of the Fund and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year.

No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in a Fund. By purchasing shares subject to distribution fees and service fees, you may pay more over time than you would by purchasing shares with other types of sales charge arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of FINRA. The net income attributable to shares will be reduced by the amount of distribution fees and service fees and other expenses of a Fund.

Revenue Sharing

The Adviser may pay compensation, out of its own funds and not as an expense of the Funds, to certain affiliated entities of the Adviser (“Affiliated Entities”) and to certain unaffiliated brokers, dealers and other financial intermediaries, including recordkeepers and administrators of various deferred compensation plans (“Intermediaries”) in connection with the sale, distribution, marketing and retention of shares of the Funds and/or shareholder servicing. For example, the Adviser may pay additional compensation to Affiliated Entities and other Intermediaries for, among other things, promoting the sale and distribution of Fund shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists offered by the Affiliated Entity or other Intermediary, providing assistance in the ongoing education and training of the Affiliated Entity’s or Intermediary’s financial personnel, furnishing marketing support, maintaining share balances, and/or for sub-accounting, recordkeeping, administrative, shareholder or transaction processing services. With respect to Affiliated Entities, these payments, which are paid in accordance with the applicable compensation structure, may include an ongoing annual fee in an amount up to 0.10% of the total average NAV in respect of the applicable period of shares of the Funds held in the applicable accounts. The prospect of receiving, or the receipt of, additional compensation, as described above, by Affiliated Entities or other Intermediaries may provide Affiliated Entities and such Intermediaries, and/or their financial advisers or other salespersons with an incentive to favor sales of shares of the Funds over other investment options with respect to which an Affiliated Entity or an Intermediary does not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of a Fund or the amount that a Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosure provided by an Affiliated Entity or Intermediary as to its compensation.

Other Payments to Intermediaries

The Adviser may also make payments, out of its own assets and not as an expense to a Fund, to Intermediaries to offset certain nominal expenses of Intermediaries related to setup, connectivity or other technological maintenance of the Intermediary’s investment platform and/or the provision of services with respect to a Fund or share class on an Intermediary’s investment platform. Investors may wish to take such payment arrangements into account when considering an investment in Fund shares.

BROKERAGE PRACTICES

“Fund” as used herein refers to each Acquiring Fund (unless otherwise noted).

Portfolio Transactions

The Adviser is responsible for decisions to buy and sell securities for a Fund, for broker-dealer selection and for negotiation of commission rates. The Adviser is prohibited from directing brokerage transactions on the basis of the referral of clients or the sale of shares of advised investment companies. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the OTC market, securities may be traded as agency transactions through broker-dealers or traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes profit to the dealer. In underwritten offerings,

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securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.

To the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, a Fund may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions. Such orders may be placed with an Authorized Participant in its capacity as broker-dealer, a broker-dealer that is affiliated with the Authorized Participant, or a third-party broker-dealer. Specifically, following a Fund’s receipt of a creation or redemption order, to the extent such purchases or redemptions consist of a cash portion, the Fund may enter an order with the Authorized Participant, its affiliated broker-dealer or a third-party broker-dealer to purchase or sell the portfolio securities, as applicable. The executing broker-dealer will be required to guarantee that the Fund will achieve execution of its order at a price at least as favorable to the Fund as the Fund’s valuation of the portfolio securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order (the “Price Guarantee”). Whether the execution of the order is at a price at least as favorable to the Fund will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors.

An Authorized Participant is required to deposit an amount with a Fund in order to ensure that the execution of the order on the terms noted above will be honored on orders arising from creation transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than a Fund’s valuation of the portfolio securities, the Fund receives the benefit of the favorable executions and the deposit is returned to the Authorized Participant. If, however, the broker-dealer executing the order is unable to achieve a price at least equal to a Fund’s valuation of the securities, the Fund retains the portion of the deposit equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and may require the Authorized Participant to deposit any additional amount required to cover the full amount of the actual execution transaction.

An Authorized Participant agrees to pay the shortfall amount in order to ensure that a guarantee on execution will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than a Fund’s valuation of the portfolio securities, the Fund receives the benefit of the favorable executions. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the Fund’s valuation of the securities, the Fund will be entitled to the portion of the offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs).

On occasion, a Fund may purchase certain money market instruments directly from an issuer without payment of a commission or concession. Money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer.

The Trust anticipates that certain of its transactions involving foreign securities will be effected on foreign securities exchanges. There is also generally less government supervision and regulation of foreign securities exchanges and brokers than in the United States.

The Adviser selects broker-dealers for the execution of transactions for the Funds in accordance with their duty to seek “best execution” (i.e., the most favorable terms of execution). In seeking best execution, the Adviser is not obligated to choose the broker-dealer offering the lowest available commission rate if, in the Adviser’s reasonable judgment, (i) the total costs or proceeds from the transaction might be less favorable than may be obtained elsewhere; (ii) a higher commission is justified by the brokerage and research services provided by the broker-dealer that fall within the safe harbor of Section 28(e) of the 1934 Act or otherwise is permitted under applicable law; or (iii) other considerations, such as the order size, the time required for execution, the depth and breadth of the market for the security or minimum credit quality requirements to transact business with a particular broker-dealer. The research services received include services which aid the Adviser in fulfilling their investment decision-making responsibilities, including (a) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; and (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts.

When effecting transactions on behalf of the Funds, the Adviser may trade with any broker-dealer on their list of approved broker-dealers. Approved broker-dealers have met criteria as established by the Adviser’s Cross-Asset Risk team (“GRA-X”). GRA-X reviews and approves broker-dealers periodically to determine whether broker-dealers on the approved list continue to meet such criteria. The approval lists are reported quarterly to the Adviser’s Counterparty Governance Committee. When selecting an approved broker-dealer (including an affiliate) to execute securities transactions, the

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following factors may be considered: (i) best available price; (ii) reliability, integrity and reputation in the industry (which may include a review of financial information and creditworthiness); (iii) execution capabilities, including block positioning, speed of execution and quality and responsiveness of its trading desk; (iv) knowledge of and access to the markets for the securities being traded; (v) potential ability to obtain price improvement; (vi) ability to maintain confidentiality; (vii) ability to handle non-traditional trades; (viii) commission and commission-equivalent rates; (ix) technology infrastructure; (x) clearance and settlement capabilities; (xi) the size of the trade relative to other trades in the same instrument; (xii) ability of a counterparty to commit its capital to each Fund’s trade and its access to liquidity; (xiii) counterparty restrictions associated with a portfolio, including regulatory trading, documentation requirement or any specific clearing broker-dealer requirements; (xiv) client-directed execution; (xv) client-specific restrictions; and (xvi) such other factors as may be appropriate.

Subject to the duty to seek best execution, the Adviser uses a portion of the commissions generated when executing client transactions to acquire brokerage and research services that aid in fulfilling investment decision-making responsibilities in accordance with Section 28(e) and applicable law. Commissions paid to broker-dealers providing brokerage and research services may be higher than those charged by other broker-dealers. Subject to applicable law, the Adviser receives a benefit when using client commissions to obtain brokerage and research services because the Adviser does not have to produce or pay for the brokerage research services itself.

Therefore, the Adviser has an incentive to select or recommend a broker-dealer based on its interest in receiving brokerage and research services, rather than solely on its clients’ interest in obtaining the best price.

The Adviser has adopted policies and procedures designed to help track and evaluate the benefits received from brokerage and research services, as well as to track how much clients pay above the amount that broker-dealers from which the Adviser receives brokerage and research services may have charged solely for execution of such trades. The Adviser utilizes a voting system to assist in making a good faith determination of the value of brokerage and research services it receives in accordance with Section 28(e) and applicable law. In many cases, these involve subjective judgments or approximations. The Adviser has established a process for budgeting research costs and allocating such costs across client accounts.

The Adviser and certain other affiliated advisers have entered into commission sharing arrangements (“CSAs”) with executing brokers (“CSA Partners”) and a third-party vendor (“CSA Aggregator”). Pursuant to these arrangements, and under the Adviser’s supervision, the CSA Partners and CSA Aggregator track execution and research commissions separately and pool and distribute research credits in accordance with the policies and procedures discussed above to approved research providers (which may include executing brokerage firms or independent research providers (“Approved Research Providers”)) that provide brokerage and research services. The CSA Aggregator also reconciles research credits from trades with CSA Partners, and pays Approved Research Providers and provides other related administrative functions. In addition, a CSA Partner may provide the Adviser with proprietary research it has developed and, upon instruction, may retain research commission credits as compensation for the provision of such proprietary research services. The Adviser believes that these arrangements allow it to monitor the amount of trading costs that are attributable to execution services on the one hand and other brokerage and research services on the other.

Transactions that generate research credits include equity transactions executed on an agency basis or via a riskless principal transaction where the executing broker-dealer receives a commission. The Adviser does not use CSAs or otherwise have arrangements to pay for brokerage and research services with client commissions in connection with trading fixed-income securities. Consistent with long-standing industry practice in the fixed-income markets, however, the Adviser, subject to applicable law, may receive brokerage and research services and other information, including access to fixed-income trading platforms that dealers provide for no charge to their customers in the ordinary course of business. Fixed-income instruments typically trade at a bid/ask spread and without an explicit brokerage charge. While there is not a formal trading expense or commission, clients will bear the implicit trading costs reflected in these spreads.

The Adviser may receive “mixed use” products and services from an Approved Research Provider, where a portion of the product or service assists in its investment decision-making process in accordance with Section 28(e) and a portion may be used for other purposes. Where a product or service has a mixed use, the Adviser will make a reasonable allocation of its cost according to its use and will use client commissions to pay only for the portion of the product or service that assists in its investment decision-making process. The Adviser may have an incentive to allocate the costs to uses that assist in its investment decision-making process because the Adviser may pay for such costs with client commissions rather than its own resources. To the extent the Adviser receives “mixed use” products and services, the Adviser will allocate the

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anticipated costs of a mixed use product or service in good faith and maintain records concerning allocations in order to mitigate such conflicts.

Client accounts that pay a greater amount of commissions relative to other accounts may bear a greater share of the cost of brokerage and research services than such other accounts. The Adviser may use brokerage and research services obtained with brokerage commissions from some clients for the benefit of other clients whose brokerage commissions do not pay for such brokerage and research services. The Adviser may also share brokerage and research services with its affiliated advisers, and the clients of its affiliated advisers may receive the benefits of such brokerage and research services. These arrangements remain subject to the Adviser’s overall obligation to seek best execution for client trading.

The EU’s Markets in Financial Instruments Directive II (“MiFID II”), which became effective January 3, 2018, requires investment advisers regulated under MiFID II to pay for research services separately from trade execution services, either through their own resources or a research payment account funded by a specific charge to a client. Although the Adviser is not directly subject to the provisions of MiFID II, certain of its affiliated advisers are, such as Morgan Stanley Investment Management Limited; accordingly, as applicable, the Adviser makes a reasonable valuation and allocation of the cost of research services as between MiFID II client accounts and other accounts that participate in CSAs and will pay for research services received with respect to MiFID II client accounts from its own resources. The Adviser and affiliated advisers subject to MiFID II may separately pay for fixed-income research from their own resources. Following its withdrawal from the EU on January 31, 2020, the United Kingdom has entered a transition period, during which EU law (including MiFID II) will continue to apply in the United Kingdom. Following the transition period, investment managers in the United Kingdom may still be required to comply with certain MiFID II equivalent requirements in accordance with the handbook of rules and guidance issued by the Financial Conduct Authority.

When permitted under applicable law, portfolio managers generally will aggregate orders of their clients for the same securities in a single order so that such orders are executed simultaneously in order to facilitate best execution and to reduce brokerage costs. The Adviser effects aggregated orders in a manner designed to ensure that no participating client is favored over any other client.

In general, accounts that participate in an aggregated order will participate on a pro rata or other objective basis. Pro rata allocation of securities and other instruments will generally consist of allocation based on the order size of a participating client account in proportion to the size of the orders placed for other accounts participating in the aggregated order. However, the Adviser may allocate such securities and other instruments using a method other than pro rata if its supply is limited, based on differing portfolio characteristics among accounts or to avoid odd lots or small allocations, among other reasons. These allocations are made in the good faith judgment of the Adviser with a goal of seeking to ensure that fair and equitable allocation occurs over time. There may be times that the Adviser is not able to aggregate orders because of applicable law or other considerations when doing so might otherwise be advantageous.

Portfolio Trading by Authorized Participants

When creation or redemption transactions consist of cash, the transactions may require a Fund to contemporaneously transact with broker-dealers for purchases or sales of portfolio securities, as applicable. Depending on the timing of the transactions and certain other factors, such transactions may be placed with the purchasing or redeeming Authorized Participant in its capacity as a broker-dealer or with its affiliated broker-dealer and conditioned upon an agreement with the Authorized Participant or its affiliated broker-dealer to transact at guaranteed prices in order to reduce transaction costs incurred as a consequence of settling creations or redemptions in cash rather than in-kind.

Specifically, following a Fund’s receipt of a creation or redemption order, to the extent such purchases or redemptions consist of a cash portion, the Fund may enter an order with the Authorized Participant or its affiliated broker-dealer to purchase or sell the portfolio securities, as applicable. Such Authorized Participant or its affiliated broker-dealer will be required to guarantee that the Fund will achieve execution of its order at a price at least as favorable to the Fund as the Fund’s valuation of the portfolio securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order. Whether the execution of the order is at a price at least as favorable to the Fund will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors.

An Authorized Participant is required to deposit an amount with the Fund in order to ensure that the execution of the order on the terms noted above will be honored on orders arising from creation transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than a Fund’s valuation of the portfolio securities, the Fund receives the benefit of the favorable executions and the deposit is returned to the Authorized Participant. If, however, the broker-dealer executing the

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order is unable to achieve a price at least equal to a Fund’s valuation of the securities, the Fund retains the portion of the deposit equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and may require the Authorized Participant to deposit any additional amount required to cover the full amount of the actual execution transaction.

An Authorized Participant agrees to pay the shortfall amount in order to ensure that a guarantee on execution will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the Fund’s valuation of the portfolio securities, the Fund receives the benefit of the favorable executions. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the Fund’s valuation of the securities, the Fund will be entitled to the portion of the offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs).

Affiliated Brokers

Subject to the overriding objective of obtaining the best execution of orders, the Trust may use broker-dealer affiliates of the Adviser to effect Fund brokerage transactions, including transactions in futures contracts and options on futures contracts, under procedures adopted by the Trust’s Board of Trustees. In order to use such affiliates, the commission rates and other remuneration paid to the affiliates must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker.

Pursuant to an order issued by the SEC, the Trust is permitted to engage in principal transactions in money market instruments, subject to certain conditions, with Morgan Stanley & Co. LLC, a broker-dealer affiliated with the Adviser.

Because the Funds have not yet commenced operations, the Funds have not effected any principal transactions with Morgan Stanley & Co. LLC.

Brokerage Commissions Paid

As of the date of this SAI, there were no brokerage commissions because the Funds had not yet commenced operations.

Regular Broker-Dealers

Because the Funds have not yet commenced operations, the Funds have not utilized broker dealers.

Portfolio Turnover

Certain Funds generally do not invest for short-term trading purposes; however, when circumstances warrant, a Fund may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Funds will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objectives and policies. Higher portfolio turnover (e.g., over 100%) necessarily will cause the Funds to pay correspondingly increased brokerage and trading costs. In addition to transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under

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“Taxes,” to the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

GENERAL INFORMATION

“Fund” as used herein refers to each Acquiring Fund (unless otherwise noted).

Trust History

Morgan Stanley ETF Trust is an open-end, management investment company established under Delaware law as a Delaware statutory trust on May 31, 2016.

Description of Shares and Voting Rights

Fund shares will trade on an Exchange at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 25,000 shares for each Fund.

Under the Trust’s Amended and Restated Declaration of Trust, dated as of September 28, 2022 (“Declaration of Trust”), the Trustees have full power and authority, in their sole discretion, and without obtaining any authorization or vote of the shareholders of any series, to, among other things, (i) divide the beneficial interest in each series into shares, with or without par value as the Trustees shall determine (provided that unless the Trustees shall otherwise determine, all shares shall have a par value of $0.001), (ii) to issue shares without limitation as to number (including fractional shares and shares held in the treasury), to such persons and for such amount and type of consideration, including cash or securities (or any combination thereof), at such time or times and on such terms as the Trustees may deem appropriate, (iii) to establish, designate and classify and to fix such preferences, voting powers, rights, duties and privileges and business purpose of each series as the Trustees may from time to time determine, which preferences, voting powers, rights, duties and privileges may be senior or subordinate to (or in the case of business purpose, different from) any existing series and may be limited to specified property or obligations of the Trust or profits and losses associated with specified property or obligations of the Trust, (iv) to classify or reclassify or to change in any manner any shares of the Trust or any series into shares of one or more series (whether the shares to be classified, reclassified or changed are issued and outstanding or unissued and whether such shares constitute part or all of the shares of the Trust or such series), (v) to dissolve and terminate any one or more series thereof and (vi) to take such other action with respect to the shares of the Trust or any series as the Trustees may deem desirable. The Declaration of Trust provides that all liabilities held with respect to a particular series shall be enforceable against the assets held with respect to such series only and not against the assets of the Trust generally or against the assets held with respect to any other series and none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Trust generally or any other series thereof shall be enforceable against the assets held with respect to such series, except that any general liabilities of the Trust that are not readily identifiable as being held with respect to any particular series shall be allocated and charged by the Trustees to and among any one or more of the series in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. Subject to the Declaration of Trust, each share of the Trust or any series shall represent an equal beneficial interest in the net assets of the Trust or such series, and each shareholder of the Trust or any series shall be entitled to receive such shareholder’s pro rata share of distributions of income and capital gains, if any, made with respect to the Trust or such series. The Declaration of Trust further provides that ownership of shares shall not make any shareholder a third-party beneficiary of any contract entered into by the Trust or any series.

As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of shares of 27 Funds. Additional series may be added in the future. When issued for the consideration described in the Fund’s Prospectus, shares are fully paid and non-assessable. The Trustees have the power, however, to cause each shareholder, or each shareholder of any particular series, to pay directly, in advance or arrears, for charges of the Trust’s custodian or transfer, shareholder servicing or similar agent, an amount fixed from time to time by the Trustees, by setting off such charges due from such shareholder from declared but unpaid dividends owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such charges due from such shareholder. All shares are freely transferable and have no preemptive, subscription or conversion rights. The Trustees may require shareholders to redeem shares for any reason as determined by the Trustees, in their sole discretion.

The 1940 Act requires that where more than one series of shares exists, each series must be preferred over all other series in respect of assets specifically allocated to such series. In addition, Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the

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outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless the interests of each series in the matter are substantially identical or the matter does not affect any interest of such series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal underwriter contracts and the election of trustees from the separate voting requirements of Rule 18f-2.

As determined by the Trustees without the vote or consent of shareholders, on any matter submitted to a vote of shareholders, either (i) each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote or (ii) each dollar of net asset value of the share determined at the close of business on the record date shall be entitled to one vote on any matter on which such shares are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. In the absence of any designation to the contrary, each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. The Trust is not required to hold annual meetings of shareholders for the election of Trustees or the transaction of any other business except as required by the 1940 Act or other applicable federal law, or as otherwise determined by the Trustees, in their sole discretion, and the Trust does not intend to hold such meetings. All shares of the Trust then entitled to vote shall be voted in aggregate on any matters submitted to a vote of the shareholders, except (i) when required by the 1940 Act, shares shall be voted by individual series and (ii) when the matter involves any action that the Trustees have determined will affect only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. Shareholders of the Trust do not have cumulative voting rights in the election of Trustees. Meetings of shareholders of the Trust, or any series thereof, may be called by the Trustees, certain officers or upon the request of shareholders as provided in the Trust’s By-Laws. A meeting of shareholders will be held to vote on the removal of a Trustee or Trustees if requested in writing by holders of not less than 10% of the outstanding shares of the Trust. The Trustees will call a special meeting of shareholders for the purpose of electing Trustees, if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders. The shareholders of the Trust will have voting rights only with respect to the limited number of matters set forth in the Declaration of Trust and such other matters as the Trustees may otherwise consider necessary or desirable in their sole discretion. The Trust’s By-Laws provide that Trustees shall be elected by a vote of a plurality of the votes cast by shareholders present in person or by proxy and all other matters shall be decided by a majority of the votes cast by shareholders present in person or by proxy, provided that, if the matter to be voted on is one for which an express provision of the 1940 Act requires a different vote, then such matter shall be decided by the vote required by the 1940 Act.

The Declaration of Trust provides for indemnification of “covered persons” of the Trust as described in “Management of the Trust-Trustee and Officer Indemnification” above. Under Delaware Law, the shareholders of a series are not generally subject to liability for the debts or obligations of the Trust. The Declaration of Trust provides that, if any shareholder or former shareholder of any series is held personally liable solely by reason of being or having been a shareholder and not because of the shareholder’s acts or omissions or for some other reason, the shareholder or former shareholder (or the shareholder’s heirs, executors, administrators, legal representatives or general successors) shall be entitled out of the assets belonging to the applicable series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, acting on behalf of any affected series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series. The Declaration of Trust also provides that neither the Trust nor the applicable series shall be responsible for satisfying any obligation arising from such a claim that has been settled by a shareholder without the prior written notice to, and consent of, the Trust. The Declaration of Trust further provides that, except as otherwise specifically provided in the Declaration of Trust or By-Laws of the Trust, the Trust shall have no obligation to indemnify or hold harmless any shareholder against any loss or expense arising under any circumstances whether in connection with a proceeding of any kind or otherwise.

The Declaration of Trust states that the Trust shall continue without limitation of time but the Trust may be dissolved at any time by the Trustees (without Shareholder approval) and any series may be dissolved at any time by the Trustees (without shareholder approval). In addition, the Declaration of Trust provides that the Trustees may take other actions without shareholder approval such as to (i) cause the Trust to convert to or merge, reorganize or consolidate with or into one or more trusts, partnerships, limited liability companies, associations, corporations or other business entities (or a series of any of the foregoing to the extent permitted by law), to the extent permitted by law, and that, in the case of any trust, partnership, limited liability company, association, corporation or other business entity created by the Trustees to accomplish such conversion, merger, reorganization or consolidation, may (but need not) succeed to or assume the Trust’s registration under the 1940 Act and that, in any case, is formed, organized or existing under the laws of the United States or of a state, commonwealth, possession or colony of the United States, (ii) sell or convey all or substantially all of the assets of the Trust or any series to another series of the Trust or to another trust, partnership, limited liability company, association, corporation or other business entity (or a series of any of the foregoing to the extent permitted by law),

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organized under the laws of the United States or of any state, commonwealth, possession or colony of the United States and, in the case of any trust, partnership, limited liability company, association, corporation or other business entity created by the Trustees to accomplish such sale and conveyance, may (but need not) succeed to or assume the Trust’s registration under the 1940 Act, for adequate consideration as determined by the Trustees that may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent of the Trust or any affected series, and that may include shares of such other series of the Trust or shares of beneficial interest, stock or other ownership interest of such trust, partnership, limited liability company, association, corporation or other business entity (or series thereof), (iii) at any time sell or convert into money all or any part of the assets of the Trust or any series, (iv) cause the Trust, or any one or more of its series, to cease listing its shares on a securities exchange and to cease operating as an “exchange-traded” open-end management investment company, in reliance on certain exemptions under the 1940 Act, or (v) cause the Trust, or any one or more of its series, to modify its investment objective and/or strategy.

The Declaration of Trust and By-Laws may be amended and/or restated from time to time subject to their terms and by the Trustees. The Declaration of Trust permits the Trustees to amend the Declaration of Trust without a shareholder vote or consent. However, shareholders of the Trust have the right to vote on any amendment (i) as determined by the Trustees in their sole discretion or (ii) as required by federal law, including the 1940 Act, but only to the extent so required.

In addition to certain requirements under Delaware law, the Declaration of Trust provides that shareholders of the Trust or any series must bring, subject to conditions set forth in the Declaration of Trust, any claim that affects all shareholders of the Trust or any series equally as a derivative claim.

In addition, the Declaration of Trust contains provisions relating to jurisdiction, forum selection and waiver of jury trials as concerns any complaint asserting a cause of action by or in the right of any Shareholder. For example, unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under any federal securities law. The Declaration of Trust also provides that the Court of Chancery of the State of Delaware, or, if the Court of Chancery of the State of Delaware does not have jurisdiction, the Superior Court of the State of Delaware, shall be the sole and exclusive forum for certain state law claims. The designation of exclusive forum may make it more expensive for a shareholder to bring a suit and may limit a shareholder’s ability to litigate a claim in a jurisdiction or forum that may be more convenient and that a shareholder believes is favorable to the shareholder for the claim.

Dividends and Capital Gains Distributions

Each Fund’s policy is to distribute substantially all of its net investment income, if any, together with any net realized capital gains in the amount and at the times that will avoid both income taxes on it and the imposition of the federal excise tax on undistributed income and capital gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

Any dividend or distribution paid shortly after the purchase of shares of a Fund by an investor may have the effect of reducing the per share NAV of that Fund by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, may be subject to income taxes.

Each Fund within the Trust is treated as a separate entity (and hence, as a separate “regulated investment company”) for federal tax purposes. Any net capital gains recognized by a Fund are distributed to its investors without need to offset (for federal income tax purposes) such gains against any net capital losses of another Fund.

Undistributed net investment income is included in a Fund’s net assets for the purpose of calculating NAV. Therefore, on the ex-dividend date, the NAV excludes the dividend (i.e., is reduced by the per share amount of the dividend). Dividends paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable as ordinary income.

Certain mortgage securities may provide for periodic or unscheduled payments of principal and interest as the mortgages underlying the securities are paid or prepaid. However, such principal payments (not otherwise characterized as original

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issue discount or bond premium expense) will not normally be considered as income to a Fund and therefore will not be distributed as dividends. Rather, these payments on MBS will be reinvested on your behalf by a Fund.

Dividend Reinvestment Service

No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry dividend reinvestment service for use by beneficial owners of the Funds through DTC Participants for reinvestment of their dividend distributions. If this service is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Funds. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. Distributions reinvested in additional shares of the Funds will nevertheless be taxable to beneficial owners acquiring such additional shares to the same extent as if such distributions had been received in cash.

TAXES

“Fund” as used herein refers to each Acquiring Fund (unless otherwise noted).

The following is only a summary of certain additional federal income tax considerations generally affecting the Trust, the Funds and their shareholders. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Trust, the Funds or shareholders, and the discussion here and in each Fund’s Prospectus is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund of the Trust is generally treated as a separate corporation for federal income tax purposes. Thus, the provisions of the Code generally will be applied to each Fund separately, rather than to the Trust as a whole.

Regulated Investment Company Qualification

Each Fund intends to qualify and has either elected or will elect to be treated for each taxable year as a RIC under Subchapter M of the Code. In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income derived with respect to its business of investing in such stock, securities or currencies, including, generally, certain gains from options, futures and forward contracts; and (ii) diversify its holdings so that, at the end of each fiscal quarter of the Fund’s taxable year, (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets are invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or two or more issuers which a Fund controls and which are engaged in the same, similar, or related trades or businesses. For purposes of the 90% gross income requirement described above, foreign currency gains will generally be treated as qualifying income under current federal income tax law. However, the Code expressly provides the U.S. Treasury with authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to a RIC’s business of investing in stock or securities (or options or futures with respect to stocks or securities). While to date the U.S. Treasury has not exercised this regulatory authority, there can be no assurance that it will not issue regulations in the future (possibly with retroactive application) that would treat some or all of a Fund’s foreign currency gains as non-qualifying income.

For purposes of the 90% gross income test described above, dividends received by a Fund will be treated as qualifying income to the extent they are attributable to the issuer’s current and accumulated earnings and profits. Distributions in excess of the distributing issuer’s current and accumulated earnings and profits will first reduce a Fund’s basis in the stock as a return of capital and will not qualify as gross income. Distributions in excess of a Fund’s basis in the stock will qualify for the 90% gross income test discussed above as the distribution will be treated as gain from the sale of stock. This gain will be long-term capital gain if a Fund held the stock for more than a year.

For purposes of the diversification requirement described above, a Fund will not be treated as in violation of such requirement as a result of a discrepancy between the value of its various investments and the diversification percentages

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described above, unless such discrepancy exists immediately following the acquisition of any security or other property and is wholly or partly the result of such acquisition. Moreover, even in the event of noncompliance with the diversification requirement as of the end of any given quarter, a Fund is permitted to cure the violation by eliminating the discrepancy causing such noncompliance within a period of 30 days from the close of the relevant quarter other than its first quarter following its election to be taxed as a RIC.

Net income derived from an interest in a “qualified publicly traded partnership,” as defined in the Code, will be treated as qualifying income for purposes of the income requirement in clause (i) above. In addition, for the purposes of the diversification requirements in clause (ii) above, the outstanding voting securities of any issuer includes the equity securities of a qualified publicly traded partnership, and no more than 25% of the value of a RIC’s total assets may be invested in the securities of one or more qualified publicly traded partnerships. The separate treatment for publicly traded partnerships under the passive loss rules of the Code applies to a RIC holding an interest in a qualified publicly traded partnership, with respect to items attributable to such interest.

If a Fund fails to qualify as a RIC for any taxable year, all of its net income will be subject to tax at regular corporate rates (whether or not distributed to shareholders), and its distributions (including capital gains distributions) will be taxable as income dividends to its shareholders to the extent of a Fund’s current and accumulated earnings and profits, and will be eligible for the dividends-received deduction for corporate shareholders and for treatment as qualified dividend income, in the case of individual shareholders.

If a Fund fails to satisfy either the income test or asset diversification test described above, in certain cases, however, a Fund may be able to avoid losing its status as a RIC by timely providing notice of such failure to the Internal Revenue Service (the “IRS”), curing such failure and possibly paying an additional tax or penalty.

Each Fund will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of 98% of its ordinary income (taking into account certain deferrals and elections) for that year and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses, including any available capital loss carryforwards) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income, prior to the end of each calendar year to avoid liability for federal excise tax, but can give no assurances that all such liability will be eliminated.

Tax Treatment of the Funds and Shareholders

Each Fund intends to distribute substantially all of its net investment income (including, for this purpose, net short-term capital gains) to shareholders. Dividends from a Fund’s net investment income (other than “exempt-interest dividends” discussed below) generally are taxable to shareholders as ordinary income, whether received in cash or in additional shares. Certain income distributions paid by a Fund to individual shareholders are taxed at rates equal to those applicable to net long-term capital gains (currently either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts). This tax treatment applies only if certain holding period requirements are satisfied by the shareholder and the dividends are attributable to qualified dividends received by the Fund itself. For this purpose, “qualified dividends” means dividends received by a Fund from certain U.S. corporations and qualifying foreign corporations, provided that a Fund satisfies certain holding period and other requirements in respect of the stock of such corporations. It is not anticipated that any portion of the distributions by the Funds would qualify for a lower tax rate as qualified dividend income. Further, distributions by the Funds are not anticipated to be eligible for a dividends received deduction for corporate shareholders.

You should also be aware that the benefits of the reduced tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders.

Dividends paid to you out of a Fund’s investment company taxable income that are not attributable to qualified dividends generally will be taxable to you as ordinary income (currently at a maximum federal income tax rate of 37% in the case of an individual shareholder and, in the case of a corporate shareholder, 21%) to the extent of the Fund’s earnings and profits. Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in their Fund shares, and as a capital gain thereafter (if the shareholder holds their Fund shares as capital assets).

Certain distributions reported by a Fund as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain

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other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that a Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.

Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held a Fund’s shares and regardless of whether the distribution is received in additional shares or in cash. The maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

Distributions from capital gains generally are made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains. If a Fund incurs or has incurred capital losses in excess of capital gains (“net capital losses”), those losses will be carried forward to one or more subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term. In the event that a Fund were to experience an ownership change as defined under the Code, the capital loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.

In determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend, its taxable income and its earnings and profits, a Fund generally may also elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

Each Fund will decide whether to distribute or to retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any capital gains are retained, a Fund will pay federal income tax thereon, and, if a Fund makes an election, the shareholders will include such undistributed gains in their income, and will increase their tax basis in Fund shares by the difference between the amount of the includable gains and the tax deemed paid by the shareholder in respect of such shares. The shareholder will be able to claim their share of the tax paid by a Fund as a refundable credit.

Shareholders generally are taxed on any ordinary dividend or capital gain distributions from a Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December, to shareholders of record of such month and paid in January, then such amounts will be treated for tax purposes as received by the shareholders on December 31.

After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains, and the amount of any dividends eligible for the federal dividends-received deduction for corporations.

Gains or losses on the sale of securities by a Fund held as a capital asset will generally be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses. Special tax rules described below may change the normal treatment of gains and losses recognized by a Fund when it makes certain types of investments. Those special tax rules can, among other things, affect the treatment of capital gain or loss as long-term or short-term and may result in ordinary income or loss rather than capital gain or loss. The application of these special rules would therefore also affect the character of distributions made by a Fund.

A Fund may make investments in which it recognizes income or gain prior to receiving cash with respect to such investment. For example, under certain tax rules, a Fund may be required to accrue a portion of any discount at which certain securities are purchased as income each year even though the Fund receives no payments in cash on the security during the year. To the extent that a Fund makes such investments, it generally would be required to pay out such income or gain as a distribution in each year to avoid taxation at the Fund level. Such distributions will be made from the available cash of the Fund or by liquidation of portfolio securities if necessary. If a distribution of cash necessitates the liquidation of portfolio securities, the Adviser will select which securities to sell. A Fund may realize a gain or loss from such sales, and its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

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A Fund may invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments may present special tax issues for a Fund. U.S. federal income tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by a Fund to the extent necessary in order to ensure that it distributes sufficient income such that it does not become subject to U.S. federal income or excise tax.

A gain or loss realized by a shareholder on the sale, exchange or redemption of shares of a Fund held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds one year and otherwise will be short-term. Any loss realized on a sale, exchange or redemption of shares of a Fund will be disallowed to the extent the shares disposed of are replaced with substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held six months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares. The ability to deduct capital losses may otherwise be limited under the Code.

If a Fund redeems a shareholder in-kind rather than in cash, the shareholder would realize the same gain or loss as if the shareholder had been redeemed in cash. Further, the shareholder’s basis in the securities received in the in-kind redemption would be the securities’ fair market value on the date of the in-kind redemption.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Reporting is required to you and the IRS annually on Form 1099-B with respect to not only the gross proceeds of Fund shares you sell or redeem but also their cost basis. Shareholders should contact their intermediaries with respect to reporting of cost basis and available elections with respect to their accounts. Fund shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation.

The amounts of a Fund’s distributions are driven by federal tax requirements. A Fund’s required taxable distributions to shareholders may be significant even if the Fund’s overall performance for the period is negative.

Backup withholding to the U.S. Treasury may be required in an amount equal to 24% of any dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholder (i) who has failed to provide a correct taxpayer identification number (generally an individual’s social security number or non-individual’s employer identification number) ; (ii) who is subject to backup withholding as notified by the IRS; or (iii) who has not certified that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld would be sent to the IRS as an advance payment of taxes due on a shareholder’s income for such year.

The Fund intends to qualify to pay “exempt-interest dividends” to its shareholders by maintaining, as of the close of each of its taxable years, at least 50% of the value of its assets in tax-exempt securities. An obligation will be considered a tax-exempt security only if, in the opinion of bond counsel, the interest payable is exempt from federal income tax. An exempt-interest dividend is that part of the dividend distributions made by the Fund which consists of interest received by the Fund on tax-exempt securities upon which the shareholder generally incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person’s Social Security benefits are subject to federal income tax.

The Fund may invest a portion of its assets in certain “private activity bonds.” As a result, a portion of the exempt-interest dividends paid by the Fund will be an item of tax preference to shareholders subject to the alternative minimum tax. However, the alternative minimum tax consequences discussed in this paragraph do not apply with respect to interest paid on bonds issued after December 31, 2008 and before January 1, 2011 (including refunding bonds issued during that period to refund bonds originally issued after December 31, 2003 and before January 1, 2009).

Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of net short-term capital gains. Such dividends and distributions are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash.

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Since the Fund’s income is expected to be derived entirely from interest rather than dividends, such dividends and distributions would not be eligible for either the corporate dividend received deduction or for reduced rates applicable to equivalent dividends.

Distributions of net long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund shares and regardless of whether the distribution is received in additional shares or in cash. The maximum tax rate on long-term capital gains available to noncorporate shareholders generally is 15% or 20% depending on whether the shareholder’s income exceeds certain threshold amounts.

Any loss realized by a shareholder on the sale of shares of the Fund held for six months or less may be disallowed to the extent of any distributions treated as exempt-interest dividends with respect to the shares.

All or a portion of any of the Fund’s gain from tax-exempt obligations purchased at a market discount (where bonds are purchased below their principal or face value) may be treated as ordinary income rather than capital gain. This may increase the amount of taxable distributions paid by the Fund to its shareholders.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Fund could be affected. In that event, the Fund would reevaluate its investment objective and policies.

Individuals are often exempt from state and local personal income taxes on distributions of tax-exempt dividends derived from assets located in the state in which they reside, but are usually subject to state and local taxes on distributions of tax-exempt dividends derived from assets located in other states. Shareholders should consult their tax advisers as to any other state and local taxes that apply to the dividends and distributions received from the Fund.

Special Rules for Certain Foreign Currency and Derivatives Transactions

In general, gains from foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies are currently considered to be qualifying income for purposes of determining whether a Fund qualifies as a RIC.

Under Section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not “regulated futures contracts,” and from unlisted options will be treated as ordinary income or loss under Section 988 of the Code. Also, certain foreign exchange gains or losses derived with respect to foreign fixed-income securities are also subject to Section 988 treatment. In general, therefore, Section 988 gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain.

A Fund’s investment in options, swaps and related transactions, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, OTC options on debt securities and equity options, including options on stock and on narrow-based stock indices, will be subject to tax under Section 1234 of the Code, generally producing a long-term or short-term capital gain or loss upon exercise, lapse or closing out of the option or sale of the underlying stock or security. By contrast, a Fund’s treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These “Section 1256” positions generally include listed options on debt securities, options on broad-based stock indices, options on securities indices, options on futures contracts, regulated futures contracts and certain foreign currency contracts and options thereon.

When a Fund holds options or futures contracts which substantially diminish their risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a “straddle” for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of Fund securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles (i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position) which may reduce or eliminate the operation of these straddle rules.

A Section 1256 position held by a Fund will generally be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of the Fund’s fiscal year, and all gain or loss associated with fiscal year transactions and

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mark-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market rules may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within a Fund. The acceleration of income on Section 1256 positions may require a Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Any or all of these rules may, therefore, affect the amount, character and timing of income earned and, in turn, distributed to shareholders by a Fund.

Special Tax Considerations Relating to Foreign Investments

Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss to the Fund. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss to a Fund. These gains or losses increase or decrease the amount of a Fund’s net investment income available to be distributed to its shareholders as ordinary income.

A Fund may be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, and the Fund may be subject to foreign income taxes with respect to other income. If more than 50% in value of a Fund’s total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may elect to treat certain foreign income taxes imposed on it for federal income tax purposes as paid directly by its shareholders. Because it is not anticipated that securities of foreign issuers will constitute more than 50% of a Fund’s total assets at the end of any taxable year, shareholders should not expect to be eligible to claim a foreign tax credit or deduction on their federal income tax returns with respect to foreign taxes imposed on a Fund.

A Fund may invest in stocks of foreign companies that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, each Fund generally intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, a Fund may be subject to U.S. federal income tax and interest on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by a Fund to its shareholders.

If a Fund holds more than 10% of the interests treated as equity for U.S. federal income tax purposes in a foreign corporation that is treated as a controlled foreign corporation (“CFC”) (including equity tranche investments and certain debt tranche investments in a CLO treated as CFC), the Fund may be treated as receiving a deemed distribution (taxable as ordinary income) each tax year from such foreign corporation in an amount equal to the Fund’s pro rata share of the corporation’s income for the tax year (including both ordinary earnings and capital gains), whether or not the corporation makes an actual distribution during such year. In general, a foreign corporation will be classified as a CFC if more than 50% of the shares of the corporation, measured by reference to combined voting power or value, is owned (directly, indirectly or by attribution) by U.S. Shareholders. A “U.S. Shareholder,” for this purpose, is any U.S. person that possesses (actually or constructively) 10% or more of the combined value or voting power of all classes of shares of a corporation. If the Fund is treated as receiving a deemed distribution from a CFC, the Fund will be required to include such distribution in the Fund’s investment company taxable income regardless of whether the Fund receives any actual distributions from such CFC, and the Fund must distribute such income to satisfy the distribution requirements applicable to RICs.

Taxes and Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (“Foreign Shareholder”) depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of investment company taxable income will generally be subject to U.S. withholding tax at the rate of 30%

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(or such lower treaty rate as may be applicable) upon the gross amount of the dividend (other than “exempt-interest dividends” discussed above). Furthermore, Foreign Shareholders will generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, distributions of net long-term capital gains and amounts retained by the Fund that are reported as undistributed capital gains.

Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying U.S. source net interest income (including income from original issue discount), and that are reported by the Fund as “interest-related dividends” or “short-term capital gain dividends,” will generally not be subject to U.S. withholding tax, provided that the income would not be subject to U.S. federal income tax if earned directly by the foreign shareholder. However, depending on the circumstances, the Funds may report all, some or none of the Fund’s potentially eligible dividends as exempt.

Foreign Shareholders that own, either directly or indirectly, more than 5% of a class of Fund shares, are urged to consult their own tax advisors concerning special tax rules that may apply to their investment in Fund shares.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions from a Fund and any gains realized upon the sale of shares of a Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens and residents or domestic corporations. In addition, Foreign Shareholders that are corporations may be subject to a branch profit tax.

The Funds may be required to withhold federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with IRS certification requirements.

Withholding of U.S. tax (at a 30% rate) is required on payments of taxable dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable a Fund to determine whether withholding is required.

The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the possible applicability of the U.S. estate tax.

Creation Units

As a result of U.S. federal income tax requirements, the Trust on behalf of a Fund, has the right to reject an order for a creation of shares if the creator (or group of creators) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. See “Creations and Redemptions.”

A person who exchanges securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the amount of any cash paid for such Creation Units. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received. The IRS, however, may assert that a loss realized upon an exchange of primarily securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units or redeeming Creation Units should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible and the tax treatment of any creation or redemption transaction.

Under current U.S. federal income tax laws, any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Fund shares (or securities surrendered) have been held for

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more than one year and as a short-term capital gain or loss if the Fund shares (or securities surrendered) have been held for one year or less.

State and Local Tax Considerations

Rules of state and local taxation of dividend and capital gains from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules regarding an investment in a Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of October 1, 2026, no entity beneficially owned any voting securities of a Fund. From time to time, an Authorized Participant, a third-party investor, the Adviser, an affiliate of the Adviser, and/or a Fund, may invest in a Fund and hold its investment for a specific period.

POTENTIAL CONFLICTS OF INTEREST

“Fund” as used herein refers to each Acquiring Fund (unless otherwise noted).

As a diversified global financial services firm, Morgan Stanley, the parent company of the Adviser, engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of a Fund. Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, or advised by the Adviser or one of its investment adviser affiliates, the “Affiliated Investment Accounts”) with a wide variety of investment objectives, investment policies and/or investment strategies (generally referred to herein collectively as “investment objectives”) that in some instances may overlap or conflict with a Fund’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, the Adviser and/or the Adviser’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with a Fund and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of Fund shareholders and, in fact, they may not be. The conflicts herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests the Adviser or its affiliates may have now or in the future. Conflicts of interest not described below may also exist. References to the Adviser in this section include a Fund’s affiliated sub-adviser (if any) unless otherwise noted.

The discussions below with respect to actual, apparent and potential conflicts of interest may be applicable to or arise from the Affiliated Investment Accounts managed by the Adviser’s investment adviser affiliates whether or not specifically identified.

Material Non-Public and Other Information. It is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to the Adviser. If such information becomes available, the Adviser may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity with respect to such investment or disposition opportunity or taking another action with respect to such investment, including for an extended period of time. The Adviser may also from time to time be subject to contractual “stand-still” obligations and/or confidentiality obligations that may restrict its ability to transact in certain investments on a Fund’s behalf. In addition, the Adviser may be precluded from disclosing such information to an investment team, even in circumstances in which the information would be beneficial if disclosed. Therefore, the investment team may not be provided access to material non-public information in the possession of Morgan Stanley that might be relevant to an investment decision to be made on behalf of a Fund, and the investment team may initiate a transaction or sell an investment that, if such information had been known to it, may not have been undertaken. In addition, certain members of the investment team may be recused from certain investment-related discussions so that such members do not receive information that would limit their ability to perform functions of their employment with the Adviser or its affiliates unrelated to that of a Fund. Furthermore, access to information held by certain parts of Morgan Stanley may be subject to third party confidentiality obligations and to information barriers established by Morgan Stanley designed to manage potential conflicts of interest and regulatory restrictions, including, without limitation, joint transaction restrictions pursuant to the 1940 Act. Accordingly, the Adviser’s ability to source investments from, or invest alongside, other business

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units within Morgan Stanley may be limited and there can be no assurance that the Adviser will be able to source any investments from any one or more parts of the Morgan Stanley network.

The Adviser may restrict its investment decisions and activities on behalf of the Funds in various circumstances, including because of applicable regulatory requirements or information held by the Adviser, the Adviser’s investment adviser affiliates or Morgan Stanley. The Adviser might not engage in transactions or other activities for, or enforce certain rights in favor of, a Fund due to Morgan Stanley’s activities outside the Funds. Furthermore, Morgan Stanley could have an interest that is different from, and potentially adverse to, that of the Fund, which may result in Morgan Stanley taking actions different from or in conflict with those taken on behalf of the Fund or otherwise impede the Fund from participating in certain opportunities. In instances where trading of an investment is restricted, the Adviser may not be able to purchase or sell such investment on behalf of the Fund, including for an extended period of time, resulting in the Fund’s inability to participate in certain desirable transactions. The inability to buy or sell an investment could have an adverse effect on the Fund’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted.

Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, the Adviser, in certain instances, will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley and, in such instances, will not manage the Funds with the benefit of the information held by such other areas. Morgan Stanley, due to its access to and knowledge of funds, markets and securities based on its various businesses, may make decisions based on information or take (or refrain from taking) actions with respect to interests in investments of the kind held (directly or indirectly) by the Funds in a manner that may be adverse to the Fund, and will not have any obligation or other duty to share information with the Adviser.

In other instances, Morgan Stanley personnel, including personnel of the Adviser, will have access to information and personnel of its affiliates. For example, the Adviser may, in certain instances, share information with its affiliates regarding due diligence of companies and other investment-related due diligence. The Adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates. Information sharing may limit or restrict the ability of the Adviser to engage in or otherwise effect transactions on behalf of the Funds (including purchasing or selling securities that the Adviser may otherwise have purchased or sold for a Fund in the absence of the sharing of information). Also, it may adversely affect the Fund’s investments, ability to invest in, or divest from, a company or engage in transactions or otherwise disadvantage a Fund. In managing conflicts of interest that arise because of the foregoing, the Adviser generally will be subject to fiduciary requirements. The Adviser may also implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and the Adviser will also apply internally within the Adviser. As a result, a Fund may not be permitted to transact in (e.g., dispose of a security in whole or in part) during periods when it otherwise would have been desirable and able to do so, which could adversely affect a Fund. Other investors in the security that are not subject to such restrictions may be able to transact in the security during such periods. There may also be circumstances in which, as a result of information held by certain portfolio management teams in the Adviser, the Adviser limits an activity or transaction for a Fund, including if the Fund is managed by a portfolio management team other than the team holding such information.

Morgan Stanley and its personnel will not be under any obligation or other duty to share certain information with the Adviser or personnel involved in decision-making for Affiliated Investment Accounts (including the Funds), as applicable, and the Adviser may make investment decisions for a Fund that differ from those the Adviser would have made if Morgan Stanley, or other parts, of the Adviser, had provided such information, and the Fund be disadvantaged as a result thereof. Additionally, different portfolio management teams within the Adviser may make decisions based on information or take (or refrain from taking) actions with respect to Affiliated Investment Accounts they advise in a manner different than or adverse to the Funds.

Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including the Adviser and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of a Fund or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both the Adviser and one or more of the Adviser’s investment adviser affiliates. A Fund’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among a Fund and other investment funds, programs, accounts and businesses advised by or affiliated with the Adviser or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for the Adviser to favor such other accounts. In addition, from time to time, the Adviser and/or its investment adviser affiliates may advise or manage Affiliated

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Investment Accounts with substantially similar investment objectives, investment policies and/or investment strategies as those of a Fund. The investment results of a Fund may be higher or lower than, and there is no guarantee that the investment results of the Fund will be comparable to, those of any other of these Affiliated Investment Accounts. Further, a Fund and an Affiliated Investment Account with substantially similar investment objectives, investment policies and/or investment strategies may have different fees and expenses (which may be higher or lower than those of the Fund), governance, structures, and/or services provided by the Adviser and/or its investment adviser affiliates.

Morgan Stanley currently invests and plans to continue to invest on its own behalf and on behalf of its Affiliated Investment Accounts in a wide variety of investment opportunities globally. Morgan Stanley and its Affiliated Investment Accounts, to the extent consistent with applicable law and policies and procedures, will be permitted to invest in investment opportunities without making such opportunities available to a Fund. Subject to the foregoing, Morgan Stanley may offer investments that fall into the investment objectives of an Affiliated Investment Account to such account or make such investment on its own behalf, even though such investment also falls within a Fund’s investment objectives. A Fund may invest in opportunities that Morgan Stanley and/or one or more Affiliated Investment Accounts has declined, and vice versa. All of the foregoing may reduce the number of investment opportunities available to a Fund and may create conflicts of interest in allocating investment opportunities. Investors should note that the conflicts inherent in making such allocation decisions may not always be resolved to a Fund’s advantage. There can be no assurance that a Fund will have an opportunity to participate in certain opportunities that fall within their investment objectives.

The interests of Morgan Stanley in an investment or a company may present certain conflicts of interest with respect to an investment by a Fund in the same investment or a Fund’s participation in a transaction with such company. The decision on behalf of a Fund as to when to initiate a purchase or sale transaction may differ, and be done for different reasons, than the decisions the Adviser or its affiliates take on Affiliated Investment Accounts on the same securities. This could create conflicts of interest, and it is possible that one or more accounts managed by the Adviser will achieve investment results that are substantially more or less favorable than those results achieved by a Fund.

To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, the Adviser has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of the Adviser, including the Fund, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of the Adviser. Each client of the Adviser that is subject to the allocation policies and procedures, including each Fund, is assigned an investment team and portfolio manager(s) by the Adviser. The investment team and portfolio managers review investment opportunities and will decide with respect to the allocation of each opportunity considering various factors and in accordance with the allocation policies and procedures. The allocation policies and procedures are subject to change. Investors should note that the conflicts inherent in making such allocation decisions may not always be resolved to the advantage of a Fund.

It is possible that Morgan Stanley or an Affiliated Investment Account, including another Morgan Stanley Fund, will invest in or advise (in the case of Morgan Stanley) a company that is or becomes a competitor of a company of which a Fund holds an investment. Such investment could create a conflict between the Fund, on the one hand, and Morgan Stanley or the Affiliated Investment Account, on the other hand. In such a situation, Morgan Stanley may also have a conflict in the allocation of its own resources to the portfolio investment. Furthermore, certain Affiliated Investment Accounts will be focused primarily on investing in other funds which may have strategies that overlap and/or directly conflict and compete with a Fund.

In addition, certain investment professionals who are involved in a Fund’s activities remain responsible for the investment activities of other Affiliated Investment Accounts managed by the Adviser and its affiliates, and they will devote time to the management of such investments and other newly created Affiliated Investment Accounts (whether in the form of funds, separate accounts or other vehicles), as well as their own investments. In addition, in connection with the management of investments for other Affiliated Investment Accounts, members of Morgan Stanley and its affiliates may serve on the boards of directors of or advise companies which may compete with a Fund’s portfolio investments. Moreover, these Affiliated Investment Accounts managed by Morgan Stanley and its affiliates may pursue investment opportunities that may also be suitable for a Fund.

It should be noted that Morgan Stanley may, directly or indirectly, make large investments in certain of its Affiliated Investment Accounts. Nothing herein restricts or in any way limits the activities of Morgan Stanley, including its ability to buy or sell interests in, or provide financing to, equity and/or debt instruments, funds or portfolio companies, for its own accounts or for the accounts of Affiliated Investment Accounts or other investment funds or clients in accordance with applicable law.

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Different clients of the Adviser and its affiliates, including a Fund, may invest in (1) different classes of securities of the same issuer (including, without limitation, different parts of an issuer’s capital structure), depending on the respective clients’ investment objectives and policies and/or (2) the same class of securities of the same issuer while seeking different investment objectives or executing different investment strategies (such as long-term v. short-term investment horizons), and the Adviser may face conflicts with respect to the interests involved. As a result, the Adviser and its affiliates, at times, will seek to satisfy their respective fiduciary obligations to certain clients owning one / the same class of securities of a particular issuer by pursuing or enforcing rights on behalf of those clients with respect to such (class of) securities, and those activities may have an adverse effect on another client which owns a different class of securities of such issuer. For example, if one client holds debt securities of an issuer and another client holds equity securities of the same issuer, if the issuer experiences financial or operational challenges, the Adviser and its affiliates may seek a liquidation of the issuer on behalf of the client that holds the debt securities, whereas the client holding the equity securities may benefit from a reorganization of the issuer. Thus, in such situations, the actions taken by the Adviser or its affiliates on behalf of one client can negatively impact securities held by another client. Alternatively, for example, if a client owns a security while seeking short-term capital appreciation that Adviser may vote proxies or engage with the issuer (as applicable) in pursuit of that goal – which could negatively impact clients who hold the same security but are seeking long-term capital appreciation. These conflicts also exist as between the Adviser’s clients, including a Fund, and the Affiliated Investment Accounts managed by the Adviser’s investment adviser affiliates.

In addition, in certain circumstances, the Adviser restricts, limits or reduces the amount of the Fund’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the Fund (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.

The Adviser and its affiliates may give advice and recommend securities to other clients which may differ from advice given to, or securities recommended or bought for, a Fund even though such other clients’ investment objectives may be similar to those of the Fund and the Adviser may make decisions for a Fund that may be more beneficial to one type of shareholder than another.

The Adviser and its affiliates manage long and short portfolios. The simultaneous management of long and short portfolios creates conflicts of interest in portfolio management and trading in that opposite directional positions may be taken in client accounts, including client accounts managed by the same investment team, and creates risks such as: (i) the risk that short sale activity could adversely affect the market value of long positions in one or more portfolios (and vice versa) and (ii) the risks associated with the trading desk receiving opposing orders in the same security simultaneously. The Adviser and its affiliates have adopted policies and procedures that are reasonably designed to mitigate these conflicts. In certain circumstances, the Adviser invests on behalf of itself in securities and other instruments that would be appropriate for, held by, or may fall within the investment guidelines of its clients, including a Fund. At times, the Adviser may give advice or take action for its own accounts that differs from, conflicts with, or is adverse to advice given to, action taken for or the interests of any client.

From time to time, conflicts also arise due to the fact that certain securities or instruments may be held in some client accounts, including a Fund, but not in others, or that client accounts may have different amounts of holdings in certain securities or instruments. In addition, due to differences in the investment strategies or restrictions among client accounts, the Adviser may take action with respect to one account that differs from the action taken with respect to another account. In some cases, a client account may compensate the Adviser based on the performance of the securities held by that account or pay a higher overall fee rate. The existence of such a performance based fee or higher fee rates may create additional conflicts of interest for the Adviser in the allocation of management time, resources and investment opportunities. The Adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the Adviser’s trading practices, including, among other things, the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

In addition, at times an investment team will give advice or take action with respect to the investments of one or more clients that is not given or taken with respect to other clients with similar investment programs, objectives, and strategies. Accordingly, clients with similar strategies will not always hold the same securities or instruments or achieve the same performance. The Adviser’s investment teams also advise clients with conflicting programs, objectives or strategies. These conflicts also exist as between the Adviser’s clients, including the Fund, and the Affiliated Investment Accounts managed by the Adviser’s investment adviser affiliates.

From time to time, the Adviser or its affiliates may provide opportunities to Affiliated Investment Accounts (including potentially a Fund) or other clients to make investments in companies (such as in equity, debt or other securities issued by companies) or to engage in transactions involving companies (such as refinancing, restructuring or other transactions) in which certain Affiliated Investment Accounts (including potentially a Fund) or other clients have already invested. These

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investments can create conflicts of interest, including those associated with the assets of a Fund potentially providing value to, or otherwise supporting the investments of, other Affiliated Investment Accounts or other clients and potentially diluting or otherwise adversely affecting a Fund previously invested in the company.

Morgan Stanley and its affiliates maintain separate trading desks that operate independently of each other and do not share information with the Adviser. The Morgan Stanley and affiliate trading desks may compete against the Adviser trading desks when implementing buy and sell transactions, possibly causing certain Affiliated Investment Accounts (including potentially a Fund) to pay more or receive less for a security than other Affiliated Investment Accounts.

Investments by Separate Investment Departments. For the Adviser and certain of its investment adviser affiliates, the entities and individuals that provide investment-related services can differ by client, investment function, or business line (each, an “Investment Department” and collectively, the “Investment Departments”). Nonetheless, Investment Departments (with certain exceptions) can engage in discussions and share information and resources with another Investment Department (or a team within the other Investment Department) regarding investment-related matters. The sharing of information and resources between the Investment Departments is designed to further increase the knowledge and effectiveness of each Investment Department. However, an investment team’s decisions as to the use of shared research and participation in discussions with another Investment Department could adversely impact a client. Certain investment teams within one Investment Department could make investment decisions and execute trades together with investment teams within other Investment Departments. Other investment teams make investment decisions and execute trades independently. This could cause the quality and price of execution, and the performance of investments and accounts, to vary. Internal policies and procedures set forth the guidelines under which securities and securities trades can be crossed, aggregated, and coordinated between accounts serviced by different Investment Departments. Internal policies and procedures take into consideration a variety of factors, including the primary market in which such security trades. If a security or securities trade is ineligible for crossing, aggregation, or other coordinated trading, then each Investment Department will execute such trades independently of the other.

Payments to Broker-Dealers and Other Financial Intermediaries. The Adviser, Distributor and/or their affiliates may pay compensation, out of their own funds and not as an expense of the Fund, to certain Financial Intermediaries (which may include affiliates of the Adviser and the Distributor), including recordkeepers and administrators of various deferred compensation plans, in connection with the sale, distribution, marketing and retention of shares of the Fund and/or shareholder servicing. For example, the Adviser or the Distributor may pay additional compensation to a Financial Intermediary for, among other things, promoting the sale and distribution of Fund shares, providing access to various programs, mutual fund platforms or preferred or recommended mutual fund lists that may be offered by a Financial Intermediary, granting the Distributor access to a Financial Intermediary’s financial advisors and consultants, providing assistance in the ongoing education and training of a Financial Intermediary’s financial personnel, furnishing marketing support, maintaining share balances and/or for sub-accounting, recordkeeping, administrative, shareholder or transaction processing services. Such payments are in addition to any distribution fees, shareholder servicing fees and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on various factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Morgan Stanley Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Fund and/or some or all other Morgan Stanley Funds), a Fund’s advisory fee, some other agreed upon amount or other measures as determined from time to time by the Adviser and/or the Distributor. The amount of these payments may be different for different Financial Intermediaries.

In certain cases, payments to broker-dealers and other Financial Intermediaries may be shared by and among the Adviser, the Distributor and their affiliates. The prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an incentive to favor sales of shares of the Fund over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation). These payment arrangements, however, will not change the price that an investor pays for shares of the Fund or the amount that the Fund receives to invest on behalf of an investor. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and should review carefully any disclosures provided by Financial Intermediaries as to their compensation.

The additional compensation received by a given Financial Intermediary from the Adviser and/or the Distributor may vary from the additional compensation received by the Financial Intermediary in respect of an Affiliated Investment Account managed by an affiliate of the Adviser or principally underwritten by an affiliate of the Distributor. In such circumstances, differences in the prospect of receiving, or the receipt of, additional compensation, as described above, by Financial Intermediaries may provide such Financial Intermediaries and their financial advisors and other salespersons with an

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incentive to favor sales of shares of one Affiliated Investment Account over other investment options with respect to which these Financial Intermediaries do not receive additional compensation (or receives lower levels of additional compensation).

Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for a Fund’s holdings, although these activities could have an adverse impact on the value of one or more of the Fund’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from and potentially adverse to that of a Fund. Furthermore, from time to time, the Adviser or its affiliates may invest “seed” capital in a Fund, typically to enable the Fund to commence investment operations and/or achieve sufficient scale, as further described below. The Adviser and its affiliates may hedge such seed capital exposure by investing in derivatives or other instruments expected to produce offsetting exposure. Such hedging transactions, if any, would occur outside of a Fund and could adversely affect a Fund’s investments.

Morgan Stanley’s sales and trading, financing and principal investing businesses (whether or not specifically identified as such, and including Morgan Stanley’s trading and principal investing businesses) will not be required to offer any investment opportunities to a Fund. These businesses may encompass, among other things, principal trading activities as well as principal investing.

Morgan Stanley’s sales and trading, financing and principal investing businesses have acquired or invested in, and in the future may acquire or invest in, minority and/or majority control positions in equity or debt instruments of diverse public and/or private companies. Such activities may put Morgan Stanley in a position to exercise contractual, voting or creditor rights, or management or other control with respect to securities or loans of portfolio investments or other issuers, and in these instances Morgan Stanley may, in its discretion and subject to applicable law, act to protect its own interests or interests of clients, and not a Fund’s interests.

Subject to the limitations of applicable law, a Fund may purchase from or sell assets to, or make investments in, companies in which Morgan Stanley has or may acquire an interest, including as an owner, creditor or counterparty.

Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with a Fund and with respect to investments that a Fund may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by a Fund. Morgan Stanley may give advice and provide recommendations to persons competing with a Fund and/or any of a Fund’s investments that are contrary to the Fund’s best interests and/or the best interests of any of its investments.

Morgan Stanley could be engaged in financial advising, whether on the buy-side or sell-side, or in financing or lending assignments that could result in Morgan Stanley determining in its discretion or being required to act exclusively on behalf of one or more third parties, which could limit a Fund’s ability to transact with respect to one or more existing or potential investments. Morgan Stanley may have relationships with third-party funds, companies or investors who may have invested in or may look to invest in portfolio companies, and there could be conflicts between a Fund’s best interests, on the one hand, and the interests of a Morgan Stanley client or counterparty, on the other hand.

To the extent that Morgan Stanley advises companies in financial restructurings outside of, prior to or after filing for protection under Chapter 11 of the U.S. Bankruptcy Code or similar laws in other jurisdictions, the Adviser’s flexibility in making investments in such restructurings on a Fund’s behalf, or participating on steering committees and other committees in connection with existing investments, may be limited.

Morgan Stanley could provide investment banking services to competitors of portfolio companies, as well as to private equity and/or private credit funds; such activities may present Morgan Stanley with a conflict of interest vis-a-vis a Fund’s investment and may also result in a conflict in respect of the allocation of investment banking resources to portfolio companies.

To the extent permitted by applicable law, Morgan Stanley may provide a broad range of financial services to companies in which a Fund invests, including strategic and financial advisory services, interim acquisition financing and other lending and underwriting or placement of securities, and Morgan Stanley generally will be paid fees (that may include warrants or other securities) for such services. Morgan Stanley will not share any of the foregoing interest, fees and other compensation

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received by it (including, for the avoidance of doubt, amounts received by the Adviser) with a Fund, and any advisory fees payable will not be reduced thereby.

Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the transaction. Under these circumstances, a Fund may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to merger or acquisition.

The involvement or presence of Morgan Stanley in the investment banking and other commercial activities described above (or the financial markets more broadly) may restrict or otherwise limit investment opportunities that may otherwise be available to the Fund. For example, issuers may hire and compensate Morgan Stanley to provide underwriting, financial advisory, placement agency, brokerage services or other services and, because of limitations imposed by applicable law and regulation, a Fund may be prohibited from buying or selling securities issued by those issuers or participating in related transactions or otherwise limited in its ability to engage in such investments.

In addition, in situations where the Adviser is required to aggregate its positions with those of other Morgan Stanley business units for position limit calculations, the Adviser may have to refrain from making investments due to the positions held by other Morgan Stanley business units or their clients. There may be other situations where the Adviser refrains from making an investment or refrains from taking certain actions related to the management of such investment due to, among other reasons, additional disclosure obligations, regulatory requirements, policies, and reputational risk, or the Adviser may limit purchases or sales of securities in respect of which Morgan Stanley is engaged in an underwriting or other distribution capacity.

Morgan Stanley’s Marketing Activities. Morgan Stanley is engaged in the business of underwriting, syndicating, brokering, administering, servicing, arranging and advising on the distribution of a wide variety of securities and other investments in which a Fund may invest. Subject to the restrictions of the 1940 Act, including Sections 10(f) and 17(e) thereof, a Fund may invest in transactions in which Morgan Stanley acts as underwriter, placement agent, syndicator, broker, administrative agent, servicer, advisor, arranger or structuring agent and receives fees or other compensation from the sponsors of such products or securities. Any fees earned by Morgan Stanley in such capacity will not be shared with the Adviser or the Fund. Certain conflicts of interest, in addition to the receipt of fees or other compensation, would be inherent in these transactions. Moreover, the interests of one of Morgan Stanley’s clients with respect to an issuer of securities in which a Fund has an investment may be adverse to the Adviser’s or a Fund’s best interests. In conducting the foregoing activities, Morgan Stanley will be acting for its other clients and will have no obligation to act in the Adviser’s or the Fund’s best interests. Due to the restrictions of the 1940 Act, a Fund may be restricted from participating in certain transactions in which Morgan Stanley acts as underwriter, placement agent, syndicator, broker, administrative agent, servicer, advisor, arranger or structuring agent, including transactions that would otherwise be beneficial to the Fund.

Client Relationships. Morgan Stanley has existing and potential relationships with a significant number of corporations, institutions and individuals. In providing services to its clients, Morgan Stanley may face conflicts of interest with respect to activities recommended to or performed for such clients, on the one hand, and a Fund, its shareholders or the entities in which the Fund invests, on the other hand. In addition, these client relationships may present conflicts of interest in determining whether to offer certain investment opportunities to a Fund. In acting as principal or in providing advisory and other services to its other clients, Morgan Stanley may engage in or recommend activities with respect to a particular matter that conflict with or are different from activities engaged in or recommended by the Adviser on a Fund’s behalf.

Principal Investments. There may be situations in which a Fund’s interests may conflict with the interests of one or more general accounts of Morgan Stanley and its affiliates or accounts managed by Morgan Stanley or its affiliates. This may occur because these accounts hold public and private debt and equity securities of many issuers which may be or become portfolio companies, or from whom portfolio companies may be acquired.

Transactions with Portfolio Companies of Affiliated Investment Accounts. The companies in which a Fund may invest may be counterparties to or participants in agreements, transactions or other arrangements with portfolio companies or other entities of portfolio investments of Affiliated Investment Accounts (for example, a company in which a Fund invests may retain a company in which an Affiliated Investment Account invests to provide services or may acquire an asset from such company or vice versa). Certain of these agreements, transactions and arrangements involve fees, servicing payments, rebates and/or other benefits to Morgan Stanley or its affiliates. For example, portfolio entities may, including at the encouragement of Morgan Stanley, enter into agreements regarding group procurement and/or vendor discounts. Morgan

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Stanley and its affiliates may also participate in these agreements and may realize better pricing or discounts as a result of the participation of portfolio entities. To the extent permitted by applicable law, certain of these agreements may provide for commissions or similar payments and/or discounts or rebates to be paid to a portfolio entity of an Affiliated Investment Account, and such payments or discounts or rebates may also be made directly to Morgan Stanley or its affiliates. Under these arrangements, a particular portfolio company or other entity may benefit to a greater degree than the other participants, and the Morgan Stanley Funds, investment vehicles and accounts (which may or may not include a Fund) that own an interest in such entity will receive a greater relative benefit from the arrangements than the Morgan Stanley Funds, investment vehicles or accounts that do not own an interest therein. Fees and compensation received by portfolio companies of Affiliated Investment Accounts in relation to the foregoing will not be shared with the Fund or offset advisory fees payable.

Investments in Portfolio Investments of Other Funds. To the extent permitted by applicable law, when the Fund invests in certain companies or other entities, other funds affiliated with or advised by the Adviser may have made or may be making an investment in such companies or other entities. Other funds that have been or may be managed by the Adviser may invest in the companies or other entities in which a Fund has made an investment. Under such circumstances, a Fund and such other funds may have conflicts of interest (e.g., over the terms, exit strategies and related matters, including the exercise of remedies of their respective investments). If the interests held by a Fund or other fund are different from (or take priority over or are subordinate to) those held by the Fund or such other funds, the Adviser may be required to make a selection at the time of conflicts between the interests held by such other funds and the interests held by a Fund.

Investments in Morgan Stanley Funds and Other Funds. To the extent permitted by applicable law, a Fund may invest in a fund affiliated with the Adviser or its affiliates or a fund advised by the Adviser or its affiliates. In connection with any such investments, an investing Fund, to the extent permitted by the 1940 Act, will pay all advisory, administrative and/or Rule 12b-1 fees applicable to the investment. Investments by the Fund in a fund affiliated with the Adviser or its affiliates or a fund advised by the Adviser or its affiliates present potential conflicts of interest, including potential incentives to invest in smaller or newer funds to increase asset levels or to otherwise provide greater viability for funds. The Adviser voluntarily waives advisory fees (or unitary management fees, as applicable) of the Fund associated with investments by the Fund in a fund advised by the Adviser or its affiliates, which will reduce, but will not eliminate, these types of conflicts.

The Affiliated Investment Accounts (including the Funds) may, individually or in the aggregate, own a substantial percentage of a Fund. Further, the Adviser, its affiliates, or another entity (i.e., a seed investor) may invest in the Funds at or near the establishment of such Funds, which may facilitate the Funds achieving a specified size or scale. The Adviser and/or its affiliates may make payments to an investor that contributes seed capital to a Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached, and will be made from the assets of the Adviser and/or such affiliates (and not the applicable Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from the Adviser and/or its affiliates have ceased. Such redemptions could negatively impact the Fund’s liquidity, expenses and market price of its shares, as applicable.

Allocation of Expenses. Expenses may be incurred that are attributable to a Fund and one or more other Affiliated Investment Accounts (including in connection with issuers in which a Fund and such other Affiliated Investment Accounts have overlapping investments). The allocation of such expenses among such entities raises potential conflicts of interest. The Adviser and its affiliates intend to allocate such common expenses among a Fund and any such other Affiliated Investment Accounts on a pro rata basis or in such other manner as the Adviser deems to be fair and equitable or in such other manner as may be required by applicable law.

Temporary Investments. To more efficiently invest short-term cash balances held by a Fund, the Adviser may invest such balances on an overnight “sweep” basis in shares of one or more money market funds or other short-term vehicles. The investment adviser to these money market funds or other short-term vehicles may be the Adviser (or an investment adviser affiliate) to the extent permitted by applicable law, including Rule 12d1-1 under the 1940 Act. In such a case, the Adviser or investment adviser affiliate may receive asset-based fees in respect of a Fund’s investment (which will reduce the net return realized by a Fund). For additional information regarding investments in other funds, see the section “Investments in Morgan Stanley Funds and Other Funds,” above.

Transactions with Affiliates. The Adviser and any investment sub-adviser might purchase securities from underwriters or placement agents in which a Morgan Stanley affiliate is a member of a syndicate or selling group, as a result of which an affiliate might benefit from the purchase through receipt of a fee or otherwise. Neither the Adviser nor any investment sub-adviser will purchase securities on behalf of a Fund from an affiliate that is acting as a manager of a syndicate or selling group. Purchases by the Adviser on behalf of a Fund from an affiliate acting as a placement agent must meet the

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requirements of applicable law. Furthermore, Morgan Stanley may face conflicts of interest when a Fund uses service providers affiliated with Morgan Stanley because Morgan Stanley receives greater overall fees when they are used.

Affiliated Indexes. An investment adviser affiliate(s) of the Adviser develops, owns and operates indexes (“Indexes”), and may continue to do so in the future, based on investment and trading strategies and concepts developed by the Adviser and/or its investment adviser affiliates (“Adviser Strategies”). Some of the Funds seek to track the performance of the Indexes. The Adviser manages Accounts which track the same Indexes used by the Funds or which are based on the same, or substantially similar, Adviser Strategies that are used in the operation of the Indexes and the Funds. The operation of the Indexes, the Funds and the Accounts in this manner gives rise to potential conflicts of interest. For example, Accounts that track the same Indexes used by the Funds may engage in purchases and sales of securities prior to when the Index and the Funds engage in similar transactions because such Accounts may be managed and rebalanced on an ongoing basis, whereas the Funds’ portfolios may only be rebalanced on a periodic or other basis subsequent to the rebalancing of the Index.

The Adviser has adopted policies and procedures that are designed to address potential conflicts that arise in connection with the operation of the Indexes, the Funds and the Accounts. The Adviser has established certain information barriers and other policies designed to address the sharing of information between different businesses within the Investment Adviser, including with respect to personnel responsible for constructing and maintaining the Indexes and those involved in decision-making for the Funds.

Valuation of the Funds’ Investments. The Adviser performs certain valuation services related to securities and other assets held by the Funds and performs such services in accordance with its valuation policies. The Adviser will face a conflict with respect to valuation of the Funds’ investments generally because of the effect of such valuations on the Adviser’s fees and other compensation and performance of the Funds.

Proxy Voting by the Adviser. The Adviser has implemented processes designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with its fiduciary obligations to its clients. Notwithstanding such proxy voting processes, proxy voting decisions made by the Adviser in respect of securities held by the Funds may benefit the interests of Morgan Stanley and/or accounts other than the Funds. Further, the Adviser may make different proxy voting decisions in respect of the same security held by clients with different investment objectives or strategies. For a more detailed discussion of these policies and procedures, see the section of the Statement of Additional Information entitled “Morgan Stanley Investment Management Proxy Voting Policy and Procedures.”

Potential Conflict of Interest Related to Use of Sub-Adviser(s). To the extent the Adviser to a Fund engages affiliated and/or unaffiliated sub-advisers, the Adviser generally expects to compensate the sub-adviser out of the advisory fee it receives from the Fund, which creates an incentive for the Adviser to select sub-adviser(s) with lower fee rates or to select affiliated sub-adviser(s). In addition, a sub-adviser may have interests and relationships that create actual or potential conflicts of interest related to their management of Fund assets allocated to or managed by the sub-adviser. These conflicts may be similar to or different from the conflicts described herein related to Morgan Stanley and its investment advisory affiliates. For additional information about potential conflicts of interest for each sub-adviser(s) can be found in the relevant sub-adviser’s Form ADV. A copy of Part 1 and Part 2 of a sub-adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).

Electronic Communication Networks and Alternative Trading Systems. The Adviser’s affiliate(s) have ownership interests in and/ or board seats on electronic communication networks (“ECNs”) or other alternative trading systems (“ATSs”). In certain instances the Adviser’s affiliate(s) could be deemed to control one or more of such ECNs or ATSs based on the level of such ownership interests and whether such affiliates are represented on the board of such ECNs or ATSs. Consistent with its fiduciary obligation to seek best execution, the Adviser may, from time to time, directly or indirectly, effect client trades through ECNs or other ATSs in which the Firm’s affiliates have or could acquire an interest or board seat. These affiliates might receive an indirect economic benefit based upon their ownership in the ECNs or other ATSs. The Adviser will, directly or indirectly, execute through an ECN or other ATSs in which an affiliate has an interest only in situations where the Adviser or the broker dealer through whom it is accessing the ECN or ATS reasonably believes such transaction will be in the best interest of its clients and the requirements of applicable law have been satisfied.

General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between the Adviser, related persons of the Adviser and/or their clients. The Advisers Act, the 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, the Adviser has instituted policies and procedures designed to prevent conflicts

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of interest from arising and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. The Adviser seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.

FINANCIAL STATEMENTS

Each of Eaton Vance National Municipal Income Fund’s, Eaton Vance California Municipal Opportunities Fund’s, and Eaton Vance New York Municipal Income Fund’s audited financial statements for the fiscal year ended September 30, 2025, including notes thereto, and the report of Deloitte & Touche LLP, each Predecessor Fund’s independent registered public accounting firm, are herein incorporated by reference to the Predecessor Fund’s report on Form N-CSR. In addition, Eaton Vance National Municipal Income Fund’s, Eaton Vance California Municipal Opportunities Fund’s, and Eaton Vance New York Municipal Income Fund’s unaudited financial statements, including notes thereto, for the six-month period ended March 31, 2026, as included in the Predecessor Fund’s report on Form N-CSR, are incorporated by reference into this SAI.

Eaton Vance Municipal Opportunities Fund’s audited financial statements for the fiscal year ended July 31, 2026, including notes thereto, and the report of Deloitte & Touche LLP, the Predecessor Fund’s independent registered public accounting firm, are herein incorporated by reference to the Predecessor Fund’s report on Form N-CSR.

Each of Eaton Vance National Ultra-Short Municipal Income Fund’s and Eaton Vance Short Duration Municipal Opportunities Fund’s audited financial statements for the fiscal year ended March 31, 2026, including notes thereto, and the report of Deloitte & Touche LLP, each Predecessor Fund’s independent public accounting firm, are herein incorporated to the Predecessor Fund’s report on Form N-CSR.

Eaton Vance High Yield Municipal Income Fund’s audited financial statements for the fiscal year ended January 31, 2026, including notes thereto, and the report of Deloitte & Touche LLP, each Predecessor Fund’s independent registered public accounting firm, are herein incorporated by reference to the Predecessor Fund’s report on Form N-CSR. In addition, Eaton Vance High Yield Municipal Income Fund’s unaudited financial statements, including notes thereto, for the six-month period ended July 31, 2026, as included in the Predecessor Fund’s report on Form N-CSR, are incorporated by reference into this SAI.

The unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary for a fair statement of the results for the interim period presented. In addition, all such adjustments are of a normal recurring nature.

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APPENDIX A — MORGAN STANLEY INVESTMENT MANAGEMENT EQUITY PROXY VOTING POLICY AND PROCEDURES

Introduction

This Equity Proxy Voting Policy and Procedures (“Policy”) sets out Morgan Stanley Investment Management’s (“MSIM”)1 approach to Proxy Voting, the procedures it follows with respect to Proxy Voting and the guidelines used to inform voting on key issues. The Policy is reviewed annually and updated as necessary to address new and evolving proxy voting issues and standards.

A.       MSIM APPROACH TO PROXY VOTING

MSIM will vote proxies in a prudent and diligent manner and in the best interests of clients in accordance with its fiduciary duties, consistent with the objectives of the relevant investment strategy (“Client Proxy Standard”). MSIM will generally seek to vote proxies in accordance with the Proxy Voting Guidelines set out below.

MSIM has a decentralized approach towards investment management, consisting of independent investment teams. Investment teams seek to integrate this Policy with their investment goals and client expectations, using their vote to support sound corporate governance with the aim of enhancing long-term shareholder value, providing a high standard of transparency, and enhancing companies’ economic value. To that end, investment teams retain the overall vote decision.

Under this Policy, proxy voting is led by our investment teams with support from the Global Stewardship Team (“GST”). The GST supports investment teams to vote in accordance with the Client Proxy Standard and comprises individuals who are separate from our investment teams. The GST is also responsible for the consistent application of this Policy and the Proxy Voting Guidelines and for providing voting recommendations to investment teams. The GST also oversees the proxy voting operational processes, vote execution and research.

As a result of MSIM’s independent investment team structure, a situation may emerge in which different investment teams have different views on how to vote the same proxy in the best interest of their respective clients. Under these circumstances, each investment team will vote according to their views, subject to market rules.

B.       APPLICABILITY OF POLICY

This Policy2 applies to proxy voting activities across MSIM. MSIM votes proxies on behalf of its sponsored funds and advisory clients that have granted it the authority to do so and will vote the proxies in accordance with this Policy unless otherwise agreed with the client.

Certain MSIM exchange-traded funds (“ETFs”) will follow Calvert Research and Management’s (“Calvert”) Proxy Voting Policies and Procedures and the Global Proxy Voting Guidelines set forth in Appendix A of the Calvert Proxy Voting Policies and Procedures. MSIM’s oversight of Calvert’s proxy voting and engagement is ongoing pursuant to the 40 Act Fund Service Provider and Vendor Oversight Policy.

Proxy Voting Procedures

MSIM follows the following procedures when voting proxies:

A.       PROPRIETARY PROXY VOTING PLATFORM

MSIM uses a proprietary management system, Provosys3, when voting proxies. Provosys streamlines our proxy voting process by providing a centralized platform for research, vote instruction and management of conflicts of interests. We believe that the internal management of this process provides us with enhanced quality control, as well as oversight and independence of the proxy administration process. Our proprietary system also handles workflow around proxy voting, documenting the views of various investment teams and the GST where relevant.

B.       PROXY SERVICES PROVIDED BY THIRD PARTIES

MSIM also retains the services of Institutional Shareholder Services (“ISS”) and Glass Lewis (collectively, the “Proxy Service Providers3”) for proxy vote execution, reporting, record-keeping, and where appropriate, to provide company-level reports that summarize key data elements within an issuer’s proxy statement or on specific thematic/market topics.

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MSIM performs periodic due diligence on the Proxy Service Providers as part of ongoing oversight. Topics of the reviews include, but are not limited to, the Proxy Service Providers’ management of conflicts of interest, methodologies for developing their policies, research, and resources.

While MSIM utilizes certain services from the Proxy Service Providers, all voting decisions are made by MSIM’s investment teams.

C.       PROXY VOTING OPERATIONS

The GST3 is responsible for ensuring that voting instructions from investment teams and clients (where applicable) are communicated to our Proxy Service Provider responsible for proxy vote execution (currently, ISS serves in this capacity) and that adequate controls are in place to ensure instructions communicated electronically are accurately recorded in ISS systems for execution (including scenarios where votes have been split because of client preference or differing investment team convictions).

Additionally, the GST conducts monthly reviews of a vote audit report provided by ISS, confirming the execution status for meetings and conducts ex-post reviews to confirm that ISS has accurately implemented voting instructions.

D.       PROXY VOTING OVERSIGHT

The Proxy Review Committee (“PRC”) has overall responsibility for this Policy. The PRC consists of investment professionals who represent the different investment disciplines and/or geographic locations of MSIM and members of the GST. Additionally, the GST administers and implements the Policy through consultation with PRC members and MSIM investment teams, as well as monitors services provided by the Proxy Service Providers and any other research providers used in the proxy voting process.

E.       SECURITIES LENDING

Accounts or funds sponsored, managed, or advised by MSIM may participate in a securities lending program through a third-party provider. The voting rights for shares that are out on loan are transferred to the borrower and therefore, the lender is not entitled to vote the lent shares at the company meeting.

However, in certain circumstances a portfolio manager may seek to recall shares for the purposes of voting. In this event, the handling of such recall requests would be on a reasonable efforts basis.

F.       MARKET AND OPERATIONAL LIMITATIONS

Voting proxies of companies located in some jurisdictions may involve several issues that can restrict or prevent the ability to vote such proxies or entail significant costs. These issues include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of the listing organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions.

As a result, MSIM will use reasonable efforts to vote clients’ non-U.S. proxies, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard.

G.       CONFLICTS OF INTEREST

MSIM is part of Morgan Stanley, a global financial services group, and, as such, MSIM faces potential conflicts due to the role of other Morgan Stanley divisions which may have commercial relationships with companies in which MSIM may invest. Such potential conflicts of interest involving divisions of Morgan Stanley outside MSIM are managed through the operation of various policies and procedures, including (among others) those creating and enforcing information barriers between MSIM and other Morgan Stanley divisions.

MSIM has also enacted policies and procedures to address potential conflicts resulting from its own commercial or other relationships and to manage conflicts of interests so that proxies are voted in accordance with the Client Proxy Standard. The GST administers Policy implementation and is responsible for providing investment teams with voting recommendations in accordance with this Policy and the Proxy Voting Guidelines. The Head of GST may convene a special

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committee to oversee how a proxy should be voted in accordance with the Client Proxy Standard, in certain situations including circumstances where a potential material conflict of interest is not addressed by such policies and procedures. Any determinations of the special committee regarding a material conflict of interest will be reported to any applicable Fund Board, where appropriate.

MSIM also faces potential conflicts of interest when voting proxies of its parent company Morgan Stanley. In such situations, MSIM will seek to vote its shares in the same proportion as other holders of Morgan Stanley’s shares (“echo vote”).

H.       PROXY VOTING REPORTING & RECORDKEEPING

We will promptly provide a copy of this Policy to any client requesting it. We will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account. MSIM files an annual Form N-PX on behalf of each MSIM affiliate for which such filing is required, indicating how proxies were voted with respect to each MSIM affiliate fund’s or advisor’s holdings.

The GST will maintain requisite proxy voting books and records, including but not limited to: (1) proxy voting policies and procedures, (2) proxy statements received on behalf of client accounts, (3) proxies voted, (4) copies of any relevant research documents and (5) PRC and Special Committee decisions and actions. This documentation will be maintained for such period as required by relevant law and regulation.

MSIM also maintains rationales for its voting decisions at shareholder meetings (including votes against management) in a searchable database on an external website, which is updated on a rolling 12-month basis.

Records are retained in accordance with Morgan Stanley’s Global Information Management Policy, which establishes general Firm-wide standards and procedures regarding the retention, handling, and destruction of official books and records and other information of legal or operational significance. The Global Information Management Policy incorporates Morgan Stanley’s Master Retention Schedule, which lists various record classes and associated retention periods on a global basis.

I.        REVIEW OF POLICY

The PRC through consultation with PRC members, and in conjunction with the Legal and Compliance Division, reviews this Policy annually to ensure that it remains consistent with clients’ best interests, regulatory requirements, investment team considerations, governance trends and industry best practices.

MSIM Proxy Voting Guidelines

MSIM4 (also defined as “We” within this section) will vote proxies in a prudent and diligent manner and in the best interests of clients in accordance with its fiduciary duties, consistent with the Client Proxy Standard.

Our proxy voting principles are rooted in the tenets of accountability, transparency and protection of shareholder rights. Stock ownership represents an opportunity to participate in the economic rewards of a long-lived asset and shareholder rights represent an important path to maximizing these rewards. When reviewing proposals, MSIM considers the financial materiality, including the company’s exposure to the risk or opportunity, the management of such issues and company’s current disclosures.

MSIM therefore expects the companies in which it invests to adhere to effective governance practices and to protect their shareholders’ interests. In addition to these proxy voting guidelines, MSIM may review publicly disclosed information from the issuer, research, and other sources. Investment teams will independently make voting decisions as appropriate for their strategies.

A.        BOARD OF DIRECTORS

The board of directors plays a key role in overseeing management and ensuring effective execution of strategies to achieve long-term shareholder value creation. The board has several important responsibilities including, but not limited to, selecting the executive leadership, monitoring and incentivizing performance, succession planning, and overseeing company strategy. In order to effectively carry out its fiduciary duties, we believe it is crucial for the board to have the right mix of skills, be sufficiently independent, and have the proper accountability mechanisms in place.

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1.	BOARD COMPOSITION: The role of the board of directors is to provide governance oversight and guidance to position the company for strategic success and drive long term value creation for shareholders. We believe that diverse perspectives on the board help directors assess and manage risks and opportunities comprehensively. Diversity on a board can include diversity of thought, background, skills, and experiences. Directors with a mix of tenures can also be beneficial to balance new perspectives with industry experience and knowledge. We generally expect the board to be composed of directors with adequate skill sets and diversity to provide oversight of the business, and in line with any local market regulations. Additionally, we expect the audit committee to have directors with appropriate financial expertise to serve on the committee.
2.	BOARD INDEPENDENCE: We generally expect boards to adhere at a minimum to their prevalent market or regulatory standards on board independence. In most markets, a majority independent board is considered best practice. When assessing independence of directors, we may consider relevant circumstances and relationships with the company and related parties such as senior management or large shareholders.

In our experience, the right leadership structure is critical to a strong board. When voting on matters related to board leadership, we may consider company performance and any evidence of entrenchment or perceived risk indicating power may be overly concentrated in a single individual. We also generally expect key board committees to be comprised of independent board members.

3.	BOARD ACCOUNTABILITY: Director elections are the primary mechanism for shareholders to hold board members accountable. Therefore, we generally expect directors to be elected annually to serve on the board by majority vote. We generally expect directors who fail to receive majority shareholder support should resign from their position unless there is sufficient disclosure concerning the reasons why they failed to get support from a majority of the shareholders. Boards should take into consideration the views of their long-term shareholders to ensure alignment, and to make appropriate efforts to communicate their plans and views broadly. To that end, we generally expect the board to engage meaningfully with long-term shareholders, especially to address concerns on matters that may affect the long-term value creation of the company.

We may consider withholding support for directors where we have significant concerns due to inadequate risk oversight of potentially financially material issues5. We may consider withholding support for Audit Committee members for failure to address accounting irregularities or financial misstatements over consecutive years.

Directors should dedicate adequate time to their role and consider any other existing commitments alongside their board and/or committee memberships. We may look at meeting attendance to determine whether directors have adequate time for their responsibilities.

B.        AUDITORS

Investors rely on auditors to attest to the integrity of a company’s financial statements, without which the business could not be properly evaluated. It is essential that auditors be independent, accurate, fair in the fees charged, and not subject to conflicts of interest. We therefore expect auditors to be independent in order to provide an objective opinion and assurance. We may consider non-audit related business, length of service and any other relevant context when assessing auditor independence. We generally expect non-audit related fees to be less than 50% of the total fee.

C.        EXECUTIVE & DIRECTOR COMPENSATION

Properly structured compensation is essential to attracting and retaining effective corporate management. Poorly structured compensation plans can create perverse incentives. We expect compensations plans to be reasonable, and appropriately incentivize executives to make risk-reward decisions that align with the business strategy and goals, and long-term shareholder value creation. Compensation plans should also build in retention mechanisms for high performing executives. We generally expect compensation plan payouts to align with performance and long-term value creation.

We expect director compensation to follow market best practice and be aligned with long-term shareholder interests. For executives and directors who gain shares through equity compensation plans, we generally expect reasonable guidelines and holding requirements. Typically, stock options issued to executives should be priced at fair market value on the date of the grant and any re-pricing should not incur a significant cost to shareholders.

We generally expect employee ownership, retirement and severance plans to be designed in a manner that does not disadvantage shareholders. These plans should not be excessively dilutive or incur a high cost. We generally expect

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discounted employee stock purchase plans to be broad-based and include non-executive employees. Discount rates should be in line with market best practice and not excessive.

For compensation plans with performance metrics, in instances where performance milestones are not met, we may expect reasonable claw back provisions for executive or director compensation related to these missed milestones depending on the circumstances.

We generally evaluate each compensation plan and any related proposals, including shareholder proposals, within the context of the market and the company. In order to make a suitable evaluation about compensation and related matters, we expect appropriate disclosures on relevant aspects.

D.        SHAREHOLDER RIGHTS AND DEFENSES

Companies should take actions and make decisions with the intent of maximizing long-term shareholder value creation. We generally support proposals that enhance shareholder rights and vote against those that seek to undermine them. We believe that in most cases, each common share should have one vote, and that a simple majority of voting shares should be what is required to effect change.

1.	SHAREHOLDER RIGHTS PLANS: Shareholder rights plans, commonly known as poison pills, and similar take-over defenses should aim to promote long-term shareholder value creation. When designing plans and defenses, companies should ensure that they do not suppress potential value by unduly discouraging acquirers. We generally expect companies to seek shareholder approval or ratification of shareholder rights plans.
2.	UNEQUAL VOTING RIGHTS: We generally expect companies to adhere to the one share one vote principle. When companies have dual-class structures, they should ensure that such structures are not misused to support instances where a few insiders may benefit at the cost of other shareholders. Ultimately, structures should strive to create alignment between the shareholders’ economic interests and their voting power.
3.	VOTING REQUIREMENTS: We typically prefer a majority vote standard for binding votes. We also expect management to be responsive to non-binding votes that have received majority support. We generally expect companies to protect minority shareholder rights as their primary goal when considering supermajority vote requirements.
4.	RIGHT TO CALL SPECIAL MEETINGS: We generally expect companies to allow large shareholders to call special meetings. A large shareholder may be defined by a reasonable threshold or in line with prevalent market practices.
5.	PROXY ACCESS: We generally consider ownership thresholds, holding periods, the number of directors that shareholders may nominate and any restrictions on forming a group in our evaluation of proposals related to proxy access.

E.	CAPITAL STRUCTURE

We expect any changes to the capital structure to be driven by legitimate business needs and not as a means of anti-takeover defense. We generally expect companies to ensure that such changes do not disadvantage shareholders.

Companies should provide a clear business rationale when requesting the authorization, or increase in authorization, of new shares or new share classes. They ought to request a reasonable number of shares in relation to the purpose outlined. Companies should follow prevalent market practices, such as offering pre-emptive rights, to ensure shareholders are not excessively diluted, unless required by specific circumstances which are clearly stated.

We generally consider specific company and market context when we evaluate proposals on dividend payout ratios and related matters.

F.       CORPORATE TRANSACTIONS & PROXY FIGHTS

We expect companies to provide a clear economic and strategic rationale for proposed transactions. We also expect disclosure of any financial benefits to the board or executives from any proposed transaction and will generally look for assurances that shareholder interests were prioritized. We generally assess company-specific circumstances when evaluating voting matters related to mergers, acquisitions, other special corporate transactions, and contested elections.

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G.       SHAREHOLDER PROPOSALS

In assessing shareholder proposals, we will carefully consider the potential financial materiality (as appropriate to the investment strategy of MSIM’s investment teams and relevant advisory affiliates) of the issues raised in the proposal, as well as the company’s exposure to relevant risks and opportunities, current disclosures on the topic, and the sector and geography in which the company operates. We generally seek to balance concerns of reputational, operational, litigation and other risks that lie behind the proposal against costs of implementation.

We generally support proposals that seek to enhance useful disclosure on potentially financially material issues (as appropriate to the investment strategy of MSIM’s investment teams and relevant advisory affiliates), including but not limited to climate, biodiversity, human rights, supply chain, workplace safety, human capital management and pay equity. We focus on understanding the company’s business and commercial context and recognize that there is no one size fits all that can be applied across the board.

We generally do not support shareholder proposals on matters best left to the board’s discretion, or addressed via legislation or regulation, or that would be considered unduly burdensome. We also generally do not support shareholder proposals related to matters that we do not consider to be financially material (as appropriate to the investment strategy of MSIM’s investment teams and relevant advisory affiliates) for the company.

Appendix A

POLICY STATEMENT

The Policy, with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. For purposes of this Policy, clients shall include: Morgan Stanley U.S. registered investment companies, other Morgan Stanley pooled investment vehicles, and MSIM separately managed accounts (including accounts for Employee Retirement Income Security (“ERISA”) clients and ERISA-equivalent clients). This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

This Policy applies to the MSIM Affiliates set out in Section 1 of this Policy.

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets.

•	With respect to the U.S. registered investment companies sponsored, managed or advised by any MSIM Affiliate (the “Morgan Stanley Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/ Trustees of the Morgan Stanley Funds.
•	For other pooled investment vehicles (e.g., UCITS), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the relevant governing board.
•	For separately managed accounts (including ERISA and ERISA-equivalent clients), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under the applicable investment advisory agreement or investment management agreement. Where an MSIM Affiliate has the authority to vote proxies on behalf of ERISA and ERISA-equivalent clients, the MSIM Affiliate must do so in accordance with its fiduciary duties under ERISA (and the Internal Revenue Code).
•	In certain situations, a client or its fiduciary may reserve the authority to vote proxies for itself or an outside party or may provide an MSIM Affiliate with a statement of proxy voting policy. The MSIM Affiliate will comply with the client’s policy.
•	Certain ETFs will follow Calvert’s Global Proxy Voting Guidelines set forth in Appendix A of Calvert’s Proxy Voting Policies and Procedures and the proxy voting guidelines discussed below do not apply to such ETFs. See Appendix A of Calvert’s Proxy Voting Policies and Procedures for a general discussion of the proxy voting guidelines to which these ETFs will be subject.
•	For the Investment Management Private Side clients, each adviser will, as a fiduciary to its clients, vote proxies in the best interest of its clients in a manner consistent with the objective of maximizing long-term investment returns. The “Proxy Vote Designee” will be the professional responsible for overseeing the investment for which
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a proxy vote is required. The Proxy Vote Designee will typically be the asset manager (for Real Estate Investing or Infrastructure) or the investment professional (for Private Credit and Equity). The Proxy Vote Designee will vote proxies in accordance with any applicable stockholder or similar agreement, the business plan associated with an investment (if applicable), and if necessary, with the advice of senior management of the applicable client, all in a manner consistent with these procedures. Additionally, each adviser reserves the right to depart from these procedures in order to avoid voting decisions that it believes may be contrary to its clients’ best interests.

In circumstances in which (i) an adviser has determined to consider a matter on a case-by-case basis; (ii) the subject matter is not covered by these procedures; (iii) a material conflict of interest is present; or (iv) an adviser might find it necessary to vote contrary to the general guidelines outlined in these procedures to maximize shareholder value and vote in the best interests of the client, the Proxy Vote Designee may consult with their coverage attorney regarding appropriate internal process, decisions and completion of the proxy material.

For IM Private Side clients, potential conflicts of interest may occur where an adviser or any of its affiliates or their respective employees has a direct or indirect economic stake in the outcome of a proxy vote that is different from a client’s stake. When such a potential conflict arises between an adviser and any of its affiliates or their respective employees on the one hand and one or more of the clients on the other, a designee, in consultation with their coverage attorney, will evaluate the matter to determine whether an actual conflict exists. Where an actual conflict exists, the adviser will take necessary and appropriate steps to address the conflict. If more than one client invests in the same portfolio company, or Morgan Stanley (or one or more of its affiliates or their respective employees or other clients) invests in the same portfolio company, Morgan Stanley (or one or more of its affiliates or their respective employees or other clients) and the two or more clients may have different investment objectives, client-specific voting policies or ultimate economic interests. In these situations, opposing votes may be cast by the relevant investors. Potential conflicts or the appearance of conflicts of interests will be disclosed in the applicable client’s private placement memorandum, Form ADV Part 2A, as well as in the client’s partnership agreement or, in the case of separate account clients, the investment management agreement consistent with the adviser’s obligations under the Investment Advisers Act of 1940, as amended An MSIM Affiliate will not vote proxies unless the investment management agreement, investment advisory agreement or other authority explicitly authorizes the MSIM Affiliate to vote proxies.

In addition to voting proxies of portfolio companies, MSIM routinely engages with, or, in some cases, may engage a third party to engage with, the management or board of companies in which we invest on a range of environmental, social and governance issues. Governance is a window into or proxy for management and board quality. MSIM engages with companies where we have larger positions, voting issues are material or where we believe we can make a positive impact on the governance structure. MSIM’s engagement process, through private communication with companies, allows us to understand the governance structures at investee companies and better inform our voting decisions. In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.

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Appendix B

Appendix A applies to the following accounts managed by Morgan Stanley AIP GP LP (i) closed-end funds registered under the Investment Company Act of 1940, as amended; (ii) discretionary separate accounts; (iii) unregistered funds; and (iv) non-discretionary accounts offered in connection with AIP’s Custom Advisory Portfolio Solutions service. Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Fund of Hedge Funds investment team, the Private Markets investment team or the Portfolio Solutions team of AIP. A summary of decisions made by the applicable investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights

For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

1.	Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and
2.	Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.
1	The MSIM entities covered by this Equity Proxy Voting Policy and Procedures (the “Policy”) include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Saudi Arabia, MSIM Fund Management (Ireland) Limited, Morgan Stanley Asia Limited, Morgan Stanley Investment Management (Japan) Co. Limited, Morgan Stanley Investment Management Private Limited, Mesa West Capital, LLC, Morgan Stanley Infrastructure Inc, Morgan Stanley Private Equity Asia Inc, Morgan Stanley Real Estate Advisor, Inc, MS Capital Partners Adviser Inc, MSREF Real Estate Advisor, Inc, MSRESS III Manager, L.L.C, Morgan Stanley Eaton Vance CLO Manager LLC, Eaton Vance Management, Boston Management and Research, Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd, Morgan Stanley Eaton Vance CLO CM LLC, Parametric SAS, Parametric Portfolio Associates LLC, and Atlanta Capital Management Company LLC (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below.)
2	This Policy does not apply to MSIM’s authority to exercise certain decision-making rights associated with investments in loans and other fixed-income instruments (collectively, “Fixed Income Instruments”). Instead, MSIM’s Policy for Exercising Consents Related to Fixed Income Instruments applies to MSIM’s exercise of discretionary authority or other investment management services, to the extent MSIM has been granted authority to exercise consents for an account with respect to any Fixed Income Instruments held therein.
3	Not applicable for Morgan Stanley AIP GP LP, Mesa West Capital, LLC, Morgan Stanley Infrastructure Inc, Morgan Stanley Private Equity Asia Inc, Morgan Stanley Real Estate Advisor, Inc, MS Capital Partners Adviser Inc, MSREF Real Estate Advisor, Inc, MSRESS III Manager, L.L.C.
4	The MSIM entities covered by this Equity Proxy Voting Policy and Procedures (the “Policy”) currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Saudi Arabia, MSIM Fund Management (Ireland) Limited, Morgan Stanley Asia Limited, Morgan Stanley Investment Management (Japan) Co. Limited, Morgan Stanley Investment Management Private Limited, Mesa West Capital, LLC, Morgan Stanley Infrastructure Inc, Morgan Stanley Private Equity Asia Inc, Morgan Stanley Real Estate Advisor, Inc, MS Capital Partners Adviser Inc, MSREF Real Estate Advisor, Inc, MSRESS III Manager, L.L.C, Morgan Stanley Eaton Vance CLO Manager LLC, Eaton Vance Management, Boston Research Management, Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd, Morgan Stanley Eaton Vance CLO CM LLC, Parametric SAS, Parametric Portfolio Associates LLC, and Atlanta Capital Management Company LLC (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).
5	For example, we may withhold support for a director we believe is responsible for a company’s involvement/remediation of breach of global conventions such as UN Global Compact Principles on Human Rights, Labor Standards, Environment and Business Malpractice.
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APPENDIX B — DESCRIPTION OF RATINGS

Standard & Poor’s Ratings Services

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market, typically with an original maturity of no more than 365 days. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. S&P Global Ratings would typically assign a long-term issue credit rating to an obligation with an original maturity of greater than 365 days. However, the ratings it assigns to certain instruments may diverge from these guidelines based on market practices.

I. S&P’s Long-Term Issue Credit Ratings

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB; B; CCC; CC; and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

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D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

NR: Indicates that a rating has not been assigned or is no longer assigned.

Note: Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories II. S&P’s Short-Term Issue Credit Ratings

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

NR: Indicates that a rating has not been assigned or is no longer assigned.

III.        Municipal Short-Term Note Ratings

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

D: ‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example, due to automatic stay provisions.

Moody’s Investors, Inc.

Credit ratings are assigned on Moody’s global long-term and short-term rating scales and are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance

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vehicles, project finance vehicles, and public sector entities. Moody’s defines credit risk as the risk that an entity may not meet its contractual financial obligations as they come due and any estimated financial loss in the event of default or impairment. The contractual financial obligations addressed by Moody’s ratings are those that call for, without regard to enforceability, the payment of an ascertainable amount, which may vary based upon standard sources of variation (e.g., floating interest rates), by an ascertainable date. Moody’s rating addresses the issuer’s ability to obtain cash sufficient to service the obligation, and its willingness to pay. Moody’s ratings do not address non-standard sources of variation in the amount of the principal obligation (e.g., equity indexed), absent an express statement to the contrary in a press release accompanying an initial rating. Long-term ratings are assigned to issuers or obligations with an original maturity of eleven months or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Moody’s issues ratings at the issuer level and instrument level on both the long-term scale and the short-term scale. Typically, ratings are made publicly available although private and unpublished ratings may also be assigned.

I.        Moody’s Global Long-Term Rating Scale

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

II.        Moody’s Global Short-Term Rating Scale

P-1: Ratings of Prime-1 reflect a superior ability to repay short-term debt obligations.

P-2: Ratings of Prime-2 reflect a strong ability to repay short-term debt obligations.

P-3: Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories. Fitch Ratings Inc.

Fitch Ratings’ credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which

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they invested. The agency’s credit ratings cover the global spectrum of corporate, sovereign financial, bank, insurance, and public finance entities (including supranational and sub-national entities) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

I.        Fitch’s Long-Term Obligations Ratings

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Note: The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to ‘AAA’ ratings and ratings below the ‘CCC’ category.

II.        Fitch’s Short-Term Ratings Assigned to Issuers and Obligations

F1: Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High Short-Term Default Risk. Default is a real possibility.

RD: Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

KROLL BOND RATING AGENCY (“KBRA”)

KBRA’S RATING SCALES AND SERVICES

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KBRA assigns credit ratings to issuers and their obligations using the same rating scale. In either case, KBRA’s ratings are intended to reflect both the probability of default and severity of loss in the event of default, with greater emphasis on probability of default at higher rating categories. For obligations, the determination of expected loss severity is, among other things, a function of the seniority of the claim. Generally speaking, issuer-level ratings assume a loss severity consistent with a senior unsecured claim. KBRA appends an (sf) indicator to ratings assigned to structured obligations. These definitions should be used in conjunction with KBRA’s rating methodologies.

LONG-TERM CREDIT

AAA Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.

AA Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.

A Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.

BBB Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stress environments.

BB Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.

B Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.

CCC Determined to be at substantial risk of loss due to credit-related events, near default or in default with high recovery expectations.

CC Determined to be near default or in default with average recovery expectations.

C Determined to be near default or in default with low recovery expectations.

D KBRA defines default as occurring if:

1	There is a missed interest payment, principal payment, or preferred dividend payment, as applicable, on a rated obligation which is unlikely to be recovered.
2	The rated entity files for protection from creditors, is placed into receivership, or is closed by regulators such that a missed payment is likely to result.
3	The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.

KBRA may append - or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.

SHORT-TERM CREDIT

KBRA’s short-term ratings indicate an ability to meet obligations that typically have maturities of 13 months or less when issued by corporate entities, financial institutions, and in connection with structured finance transactions. When applied to municipal obligations, KBRA’s short-term ratings typically indicate an ability to meet obligations of three years or less. Short-term ratings may be assigned to both issuers and to specific obligations. As compared to long-term ratings, greater emphasis is placed on an obligor’s liquidity profile and access to funding. KBRA appends an (sf) indicator to ratings assigned to structured finance obligations.

K1+ Exceptional ability to meet short-term obligations.

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K1 Very strong ability to meet short-term obligations.

K2 Strong ability to meet short-term obligations.

K3 Adequate ability to meet short-term obligations.

B Questionable ability to meet short-term obligations.

C Little ability to meet short-term obligations.

D KBRA defines default as occurring if:

1	There is a missed interest payment, principal payment, or preferred dividend payment, as applicable, on a rated obligation which is unlikely to be recovered.
2	The rated entity files for protection from creditors, is placed into receivership, or is closed by regulators such that a missed payment is likely to result.
3	The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.

NR Not Rated - KBRA has not assigned a rating to the obligation, program, or issuer.

WR Withdrawn Rating - KBRA has withdrawn the rating of a previously rated obligation, program, or issuer. This rating action may be linked to the full repayment of a security, maturity of an obligation, or some other event.

130

MORGAN STANLEY ETF TRUST

PART C

OTHER INFORMATION

ITEM 15. Indemnification

Article VII, Section 7.5 of the Amended and Restated Declaration of Trust of the Registrant, a Delaware statutory trust, provides for indemnification of the Trustees, officers and employees of the Registrant by the Registrant, subject to certain limitations. The Amended and Restated Declaration of Trust of the Registrant is incorporated by reference to Exhibit (1)(b).

Section 6 of the Distribution Agreement between the Registrant and Foreside Fund Services, LLC (the “Distributor”) provides that the Registrant will indemnify and hold harmless the Distributor, its affiliates and each of their respective directors, officers, employees and agents and any person who controls the Distributor against certain liabilities, subject to certain conditions. A copy of the form of Distribution Agreement is incorporated by reference as Exhibit (7).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act, and will be governed by the final adjudication of such issue.

ITEM 16. Exhibits

(1)	(a)	Certificate of Trust, is incorporated by reference to Exhibit (a)(1) to the Registration Statement on Form N-1A, as filed on August 16, 2022.

	(b)	Amended and Restated Declaration of Trust, dated September 28, 2022, is incorporated by reference to Exhibit (a)(2) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, as filed on November 17, 2022.

	(c)	Amended and Restated Schedule A, dated April 23, 2026, to the Amended and Restated Declaration of Trust, dated September 28, 2022, is incorporated by reference to Exhibit 1(c) of the Registration Statement on Form N-14, as filed on September 15, 2026.

(2)		Bylaws, dated September 28, 2022, is incorporated by reference to Exhibit (b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, as filed on November 17, 2022.

(3)		Not Applicable.

(4)		Form of Agreement and Plan of Reorganization is included in Part A to this Registration Statement.

(5)		Instruments defining rights of shareholders incorporated by reference to Exhibits (1)(b) and (2).

(6)	(a)	Investment Management Agreement with Morgan Stanley Investment Management, Inc., dated January 18, 2023, is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, as filed on July 24, 2023.

	(b)	Amended and Restated Schedule A to the Investment Management Agreement with Morgan Stanley Investment Management Inc., dated September 2026, is incorporated by reference to Exhibit 6(b) of the Registration Statement on Form N-14, as filed on September 15, 2026.

	(c)	Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (relating to the Eaton Vance High Yield ETF), is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, as filed on January 28, 2025.

	(d)	Sub-Advisory Agreement between Morgan Stanley Investment Management Inc. and Parametric Portfolio Associates LLC (relating to the Parametric Dividend Premium Income ETF, and Parametric Hedged Equity ETF, and Parametric Equity Plus ETF), is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, as filed on October 6, 2023.

	(e)	Amended and Restated Schedule A to the Sub Advisory Agreement between Morgan Stanley Investment Management Inc. and Parametric Portfolio Associates, LLC, is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, as filed on January 28, 2025.

(7)	(a)	Distribution Agreement with Foreside Fund Services, LLC, is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, as filed on January 28, 2025.

	(b)	First Amendment to the ETF Distribution Agreement with Foreside Fund Services, LLC, is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, as filed on January 28, 2025.

	(c)	Second Amendment to the ETF Distribution Agreement with Foreside Fund Services, LLC, is incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, as filed on January 28, 2025.

	(d)	Third Amendment to the ETF Distribution Agreement with Foreside Fund Services, LLC, is incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, as filed on January 28, 2025.

(8)		Not Applicable.

(9)	(a)	Global Custody Agreement with JPMorgan Chase Bank N.A., is incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, as filed on January 28, 2025.

	(b)	Amendment to Global Custody Agreement with JPMorgan Chase Bank N.A. is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, as filed on January 28, 2025.

	(c)	Amendment to Global Custody Agreement with JPMorgan Chase Bank N.A. is incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, as filed on February 18, 2026.

(10)		Form of Distribution and Services Plan Under Rule 12b-1, is incorporated by reference to Exhibit (m) to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A, as filed on December 23, 2022.

(11)		Opinion and consent of counsel Dechert LLP regarding legality of issuance of shares and other matters, is incorporated by reference to Exhibit 11 of the Registration Statement on Form N-14, as filed on September 15, 2026.

(12)		Opinion and consent of counsel Ropes & Gray LLP regarding tax matters, to be filed by amendment.

(13)	(a)	Agency Services Agreement with JPMorgan Chase Bank N.A., is incorporated by reference to Exhibit (h)(1) to Pre-Effective Amendment No. 20 to the Registration Statement on Form N-1A, as filed on January 28, 2025.

	(b)	Amendment to Agency Services Agreement with JPMorgan Chase Bank N.A., is incorporated by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 20 to the Registration Statement on Form N-1A, as filed on January 28, 2025.

	(c)	Amendment to Agency Services Agreement with JPMorgan Chase Bank N.A., is incorporated by reference to Exhibit (h)(3) to Pre-Effective Amendment No. 26 to the Registration Statement on Form N-1A, as filed on February 18, 2026.

	(d)	Form of Sublicense Agreement with Morgan Stanley Investment Management Inc., is incorporated by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, as filed on November 17, 2022.

	(e)	Form of Authorized Participant Agreement, is incorporated by reference to Exhibit (h)(3) to Pre-Effective Amendment No. 5 to the Registration Statement on Form N-1A, as filed on January 20, 2023.

	(f)	Fund Services Agreement with JPMorgan Chase Bank N.A., is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, as filed on January 28, 2025.

	(g)	Joinder to Fund Services Agreement with JPMorgan Chase Bank N.A., is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, as filed on February 18, 2026.

(14)	(a)	Consent of independent registered accounting firm of Acquired Funds, filed herein.

	(b)	Consent of independent registered accounting firm of Acquiring Funds, filed herein.

(15)		Not Applicable.

(16)		Power of Attorney of Trustees, dated April 23, 2026, is incorporated by reference to Exhibit 16 of the Registration Statement on Form N-14, as filed on September 15, 2026.

(17)		Form of Proxy Card, filed herein.

ITEM 17. Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file in a post-effective amendment to this Registration Statement a final tax opinion within a reasonable time after the close of this transaction.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 16th day of October, 2026.

MORGAN STANLEY ETF TRUST

By:	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures		Title	Date
(1) Principal Executive Officer

By:	/s/ John H. Gernon	Principal Executive Officer	October 16, 2026
John H. Gernon

(2) Principal Financial Officer

By:	/s/ James F. Kirchner	Principal Financial Officer and Principal Accounting Officer	October 16, 2026
James F. Kirchner

(3) Trustees

Frances L. Cashman*	Jakki L. Haussler*
Kathleen A. Dennis*	Dr. Manuel H. Johnson*
Nancy C. Everett*	Michael F. Klein*
Richard G. Gould III*	Patricia A. Maleski*
Eddie A. Grier*	W. Allen Reed (Chairman)*

By:	/s/ Mark F. Parise	October 16, 2026
Mark F. Parise
Signed by Attorney-in-Fact for each of the Trustees Named Above

* By Power of Attorney

EXHIBIT INDEX

MORGAN STANLEY ETF TRUST

(14)(a)	Consent of independent registered accounting firm of Acquired Funds.

(b)	Consent of independent registered accounting firm of Acquiring Funds.

(17)	Form of Proxy Card.